As filed with the Securities and Exchange Commission on February 26, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.0%
12,076,518	Americredit Automobile Receivables Trust, Series 2018-3-A1	2.71%		11/18/2019	12,071,162
18,024,413	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	17,768,589
1,020,839	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	1,021,875
18,287,500	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	18,390,305
9,757,054	Capital Auto Receivables Asset Trust, Series 2018-2-A1	2.70%	^	11/20/2019	9,749,641
18,187,395	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	17,947,631
34,345,685	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	33,561,470
47,146,825	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	46,838,391
18,321,700	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	18,519,739
2,313,373	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	2,313,878
10,004,307	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	10,012,909
34,905,598	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	35,349,021
40,409,625	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	40,888,309
14,207,618	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	13,998,891
6,627,737	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	6,622,872
12,752,104	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	12,772,673
18,670,269	Consumer Installment Loan Trust, Series 2018-6-PT	9.66%	^¥	06/17/2041	18,695,429
21,000,000	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	20,813,627
41,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	40,699,868
16,362,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	16,609,348
3,390,751	Drive Auto Receivables Trust, Series 2018-4-A1	2.45%		09/16/2019	3,389,863
11,447,817	Drive Auto Receivables Trust, Series 2018-5-A1	2.68%		11/15/2019	11,445,043
6,697,906	DT Auto Owner Trust, Series 2017-3A-B	2.40%	^	05/17/2021	6,685,133
9,891,053	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	9,807,048
12,843,118	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	12,733,534
63,793,329	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	63,977,883
6,244,995	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	6,316,303
6,786,017	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	6,857,148
6,424,647	Ford Credit Auto Lease Trust, Series 2017-A-A3	1.88%		04/15/2020	6,408,981
6,853,944	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	6,862,807
8,564,918	Foursight Capital Automobile Receivables Trust, Series 2018-2-A1	2.74%	^	11/15/2019	8,558,485
26,750,505	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	27,347,491
36,407,059	GM Financial Automobile Leasing Trust, Series 2018-1-A2A	2.39%		04/20/2020	36,309,434
40,254,765	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	40,038,275
7,961,620	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	8,026,163
19,510,680	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	20,395,946
14,000,000	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	14,176,694
63,002,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	63,884,856
8,500,000	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	8,314,156
88,020,833	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	87,774,287
11,000,000	Lendmark Funding Trust, Series 2017-2A-A	2.80%	^	05/20/2026	10,815,614
23,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	23,029,090
952,999	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	952,219
1,834,732	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	1,834,092
3,169,045	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	3,165,126
2,863,013	Marlette Funding Trust, Series 2017-3A-A	2.36%	^	12/15/2024	2,854,661
9,686,164	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	9,656,713
14,627,589	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	14,664,611
33,268,530	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82%	^	06/22/2043	33,511,250
20,580,342	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	20,854,238
26,127,914	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	26,124,549
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	22,800,726
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	30,602,985
9,667,657	Newtek Small Business Loan Trust, Series 2018-1-A (1 Month LIBOR USD + 1.70%)	4.21%	^	02/25/2044	9,674,276
23,189,375	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	23,272,917
75,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	73,866,607
18,958,283	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	19,022,790
4,000,000	Progress Residential Trust, Series 2016-SFR2-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.96%	^	01/17/2034	4,008,136
2,657,672	Prosper Marketplace Issuance Trust Series, Series 2018-1A-A	3.11%	^	06/17/2024	2,653,258
19,410,291	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	19,179,794
2,766,136	Santander Drive Auto Receivables Trust, Series 2018-4-A1	2.41%		08/15/2019	2,765,156
9,787,743	Santander Drive Auto Receivables Trust, Series 2018-5-A1	2.63%		11/15/2019	9,782,628
21,324,675	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	21,294,086
34,347,633	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	34,573,400
2,313,552	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	2,310,396
18,750,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	18,603,622
5,553,867	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	5,549,211
20,471,636	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	20,425,907
7,276,199	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	7,240,618
10,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	9,913,402
10,064,207	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	10,013,184
5,123,231	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	5,094,516
5,680,217	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	5,666,783
9,985,530	SoFi Consumer Loan Program Trust, Series 2018-4-A	3.54%	^	11/26/2027	10,008,874
12,181,578	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	12,011,884
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49%	^	11/26/2040	19,979,686
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16%	^	11/26/2040	13,003,190
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61%	^	02/25/2042	22,888,687
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83%	^	08/25/2047	18,215,464
56,997,756	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	56,518,912
13,674,120	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	13,596,988
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	70,552,292
38,963,908	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	39,111,971
2,919,453	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	2,945,979
35,458,332	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	35,191,756
15,000,000	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	15,321,660
29,000,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	29,394,110
4,100,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	4,085,498
4,652,235	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	4,645,249
4,264,541	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,210,024
24,050,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	24,183,165
42,750,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	43,414,237
21,095,925	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	21,086,668
1,872,730	Upstart Securitization Trust, Series 2017-2-A	2.51%	^	03/20/2025	1,868,209
17,949,167	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	17,995,239
21,981,667	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	22,299,763
20,221,383	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	20,791,276
4,515,034	Westlake Automobile Receivables Trust, Series 2018-3A-A1	2.53%	^	09/16/2019	4,513,066
13,076,882	World Omni Select Auto Trust, Series 2018-1A-A1	2.78%	^	11/15/2019	13,071,343
11,700,000	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	11,646,285

Total Asset Backed Obligations (Cost $1,897,642,060)					1,902,283,194

Collateralized Loan Obligations - 5.3%
8,362,357	Acacia Ltd., Series 5A-A (3 Month LIBOR USD + 0.38%)	2.72%	^	11/08/2039	8,284,587
10,000,000	Adams Mill Ltd., Series 2014-1A-C1R (3 Month LIBOR USD + 2.35%)	4.79%	^	07/15/2026	10,011,622
13,814,249	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	3.57%	^	07/20/2026	13,798,899
68,250,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.29%	^	01/15/2028	67,367,727
25,000,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	3.99%	^	07/15/2028	25,009,178
18,760,000	Anchorage Capital Ltd., Series 2014-5RA-A (3 Month LIBOR USD + 0.99%)	3.43%	^	01/15/2030	18,583,494
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.63%	^	10/15/2031	35,697,422
16,408,982	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.43%	^	01/19/2025	16,374,553
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%, 1.52% Floor)	4.14%	^	11/15/2028	75,046,171
35,000,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.39%	^	10/20/2031	34,632,010
33,150,000	BlueMountain Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.40%)	3.87%	^	01/20/2029	33,251,249
22,500,000	BlueMountain Ltd., Series 2016-2A-A2 (3 Month LIBOR USD + 2.00%)	4.64%	^	08/20/2028	22,722,326
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A (3 Month LIBOR USD + 1.55%)	4.02%	^	01/20/2028	20,016,173
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A (3 Month LIBOR USD + 2.25%)	4.72%	^	01/20/2028	8,003,466
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2 (3 Month LIBOR USD + 3.25%)	5.72%	^	01/20/2028	4,005,759
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	4.12%	^	10/20/2028	43,099,233
50,000,000	CBAM Ltd., Series 2018-6A-A (3 Month LIBOR USD + 0.94%)	3.33%	^	07/15/2031	49,486,242
31,000,000	CRMN Mortgage Trust, Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.70%	^	10/25/2031	30,789,382
98,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.81%	^	07/20/2030	97,743,401
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.66%	^	01/20/2031	60,691,374
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	3.67%	^	10/15/2029	35,039,734
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.34%	^	07/15/2031	25,165,151
9,728,646	GLG Ore Hill Ltd., Series 2013-1A-A (3 Month LIBOR USD + 1.12%)	3.56%	^	07/15/2025	9,728,720
46,000,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	3.54%	^	04/26/2031	45,176,117
50,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00%	^	10/20/2031	49,395,622
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	6.01%	^	04/28/2025	6,415,533
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.51%	^	04/28/2025	1,639,220
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.12%	^	10/22/2025	4,946,746
85,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.34%	^	10/18/2027	84,729,840
31,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.57%	^	07/18/2031	30,510,390
30,464,267	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.13%	^	07/15/2026	30,337,075
20,000,000	Jamestown Ltd., Series 2016-9A-A1A (3 Month LIBOR USD + 1.57%)	4.04%	^	10/20/2028	20,012,067
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.64%	^	04/25/2030	56,109,833
20,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	3.34%	^	01/14/2028	19,759,801
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.58%	^	10/15/2031	29,629,740
20,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.64%	^	07/23/2029	19,932,655
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.96%	^	01/27/2026	5,477,070
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.95%	^	01/27/2026	4,765,956
64,500,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	3.52%	^	11/21/2027	63,735,452
41,000,000	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.83%	^	10/28/2025	40,946,648
25,000,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	0.00%	^	01/20/2032	24,787,500
75,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.76%	^	07/15/2029	74,828,313
54,500,000	Midocean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.40%	^	07/20/2031	53,817,859
60,500,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2030	60,105,502
52,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.77%	^	07/25/2029	51,798,023
40,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.42%	^	10/28/2027	39,702,204
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.69%	^	07/15/2031	29,597,638
2,250,000	Neuberger Berman Ltd., Series 2017-16SA-A (3 Month LIBOR USD + 0.85%)	3.29%	^	01/15/2028	2,209,697
19,500,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.89%	^	11/15/2030	19,368,463
39,250,000	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.55%	^	04/19/2031	38,567,588
36,000,000	OCP Ltd., Series 2015-9A-A1R (3 Month LIBOR USD + 0.80%)	3.24%	^	07/15/2027	35,713,188
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	6.26%	^	11/14/2026	5,500,518
5,550,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 0.90%)	3.55%	^	05/21/2027	5,514,823
25,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.49%	^	07/15/2031	24,682,593
30,550,044	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.18%	^	10/15/2025	30,407,747
38,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.88%	^	08/23/2031	37,614,932
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.64%	^	07/15/2031	27,824,669
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	4.10%	^	07/17/2031	2,407,701
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.40%	^	10/25/2031	19,751,865
25,500,000	Rockford Tower Ltd., Series 2017-3A-A (3 Month LIBOR USD + 1.19%)	3.66%	^	10/20/2030	25,253,497
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	3.74%	^	05/20/2031	38,419,728
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.59%	^	10/26/2031	27,620,435
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.59%	^	04/18/2031	49,355,202
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.54%	^	04/21/2031	29,561,458
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.91%	^	05/21/2029	19,991,711
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.91%	^	06/15/2031	33,748,998
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	4.10%	^	01/17/2032	9,993,085
17,000,000	TCI-Cent Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	4.03%	^	12/21/2029	17,192,784
10,000,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.71%	^	12/21/2029	10,010,401
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A (3 Month LIBOR USD + 1.55%)	4.00%	^	07/17/2028	30,029,618
1,500,000	TCI-Flatiron Ltd., Series 2016-1A-B (3 Month LIBOR USD + 2.20%)	4.65%	^	07/17/2028	1,501,851
25,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.69%	^	01/15/2032	24,731,184
62,945,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	3.26%	^	04/15/2027	62,493,783
30,500,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	4.02%	^	01/20/2029	30,532,288
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.64%	^	10/20/2031	74,161,912
25,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2029	24,924,248
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.64%	^	10/20/2031	45,636,236
7,219,527	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.44%	^	05/01/2026	7,188,083
17,000,000	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.38%	^	04/17/2027	16,915,378
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.58%	^	01/15/2031	39,642,247
10,000,000	York Ltd., Series 2016-2A-A (3 Month LIBOR USD + 1.63%)	4.10%	^	01/20/2030	10,025,043
30,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.69%	^	07/25/2026	29,893,621
2,500,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	3.97%	^	10/15/2028	2,502,386

Total Collateralized Loan Obligations (Cost $2,520,744,951)					2,503,593,638

Non-Agency Commercial Mortgage Backed Obligations - 7.7%
10,139,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	9,401,826
7,727,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	6,996,153
3,500,000	Arbor Realty Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.25%)	3.71%	^	08/15/2027	3,506,374
5,500,000	Arbor Realty Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.55%)	4.01%	^	08/15/2027	5,520,801
18,093,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	3.61%	^	06/15/2028	17,839,412
2,602,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.69%	^	02/14/2035	2,554,123
1,706,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.09%	^	02/14/2035	1,710,289
3,483,290	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	04/15/2035	3,462,968
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	10,810,077
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.41%	^	06/15/2035	29,142,234
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	06/15/2035	28,603,734
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	13,631,445
41,308,383	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	413
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36%	#	09/15/2048	4,000,981
57,787,569	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.85%	#I/O	09/15/2048	2,544,809
1,072,177	Bancorp Commercial Mortgage, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	3.36%	^	09/15/2035	1,070,836
39,886,883	BANK, Series 2017-BNK4-XA	1.44%	#I/O	05/15/2050	3,342,680
89,372,748	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	5,635,667
1,750,000	BANK, Series 2018-BN10-AS	3.90%	#	02/15/2061	1,729,550
152,441,099	BANK, Series 2018-BN10-XA	0.75%	#I/O	02/15/2061	8,164,745
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.28%	#^	09/10/2028	27,187,174
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.66%	^	08/15/2036	11,881,740
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.16%	^	08/15/2036	13,600,318
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.96%	^	08/15/2036	28,315,918
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.96%	^	08/15/2036	30,184,072
15,911,000	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	10/15/2037	15,816,742
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	07/15/2037	67,356,528
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2037	21,281,738
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	4,125,056
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	07/15/2035	75,167,435
9,394,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	9,286,861
28,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	3.28%	^	06/15/2035	28,490,557
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.56%	^	10/15/2034	2,991,884
3,025,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.86%	^	10/15/2034	2,981,413
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.78%	^	03/15/2037	6,542,050
35,415,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	34,601,882
17,416,012	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.21%	^	11/15/2035	17,327,438
18,266,050	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.51%	^	07/15/2034	18,108,170
31,416,891	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2034	31,161,132
7,369,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	10/15/2032	7,272,843
12,055,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	10/15/2032	12,078,965
34,505,750	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.51%	^	07/15/2034	34,010,548
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.61%	^	07/15/2034	63,387,837
20,102,000	BX Trust, Series 2018-BILT-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2030	19,989,865
45,536,000	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	3.54%	^	09/15/2037	45,373,559
43,522,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2035	42,658,776
2,447,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	4.23%	^	05/15/2035	2,403,558
4,437,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.43%	^	05/15/2035	4,365,037
7,481,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.88%	^	05/15/2035	7,371,260
16,882,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	16,582,263
49,907,807	CD Mortgage Trust, Series 2017-CD6-XA	0.98%	#I/O	11/13/2050	2,894,348
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.87%	#	05/10/2058	7,236,883
60,858,394	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.73%	#I/O	05/10/2058	5,732,246
45,116,782	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.66%	#I/O	06/15/2050	4,345,134
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	3,201,521
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	3,202,258
1,877,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	1,930,042
5,436,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	07/15/2032	5,353,646
7,611,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.61%	^¥	07/15/2032	7,503,646
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.46%	^	11/15/2036	43,216,390
24,582,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	24,617,720
205,990,997	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.80%	#^I/O	09/10/2045	10,301,754
155,776,880	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.14%	#I/O	03/10/2047	7,706,750
96,200,648	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.19%	#I/O	05/10/2047	4,618,305
191,069,595	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.01%	#I/O	10/10/2047	9,177,818
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,193,224
7,314,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	6,605,381
214,751,854	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.38%	#I/O	02/10/2048	13,901,897
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%	#	09/10/2058	14,183,701
176,722,843	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.94%	#I/O	09/10/2058	8,332,517
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	20,311,203
107,302,290	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.91%	#I/O	05/10/2049	11,476,237
214,669,504	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.30%	#I/O	02/10/2049	14,913,992
44,145,744	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.79%	#I/O	04/10/2049	4,306,338
113,848,384	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	9,914,122
60,645,783	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.00%	#I/O	07/10/2049	6,481,075
37,899,087	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.54%	#I/O	10/10/2049	3,084,997
46,893,475	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.13%	#I/O	04/14/2050	3,252,578
13,806,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.45%	^	06/11/2032	13,750,410
88,477,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	88,012,425
28,027,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.90%	^¥	06/11/2032	27,932,883
2,839,841	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,855,200
29,234,000	Cold Storage Trust, Series 2017-ICE3-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	04/15/2036	28,752,727
41,768,000	Cold Storage Trust, Series 2017-ICE3-C (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.81%	^	04/15/2036	40,833,462
32,550,881	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.65%	#I/O	08/15/2045	1,577,331
142,737,674	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.87%	#I/O	10/15/2045	8,189,788
108,851,859	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.11%	#^I/O	12/10/2044	5,771,815
149,832,029	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.68%	#I/O	08/10/2046	4,094,924
203,877,476	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.18%	#I/O	10/10/2046	8,947,489
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	4.90%	#	11/10/2046	867,966
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	10,003,374
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,258,370
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	30,166,057
117,658,431	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.27%	#I/O	06/10/2047	4,987,588
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.85%	#^	02/10/2034	8,205,651
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	19,092,866
216,709,902	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.97%	#I/O	03/10/2048	8,477,778
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	8,543,757
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.48%	#	10/10/2048	9,343,753
86,623,893	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.96%	#I/O	10/10/2048	4,308,776
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.35%	#	02/10/2048	8,477,830
396,685,281	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.13%	#I/O	02/10/2048	17,735,006
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	30,383,448
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	19,958,295
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	3.93%	#^	10/10/2029	1,583,394
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	3.81%	#^¥	10/10/2029	5,153,135
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	09/15/2033	18,519,373
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	4,482,641
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.30%	#	04/15/2050	4,521,075
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,516,402
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.36%	#	08/15/2048	21,736,281
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	9,873,920
313,206,898	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.91%	#I/O	11/15/2048	14,397,056
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.38%	#	11/15/2049	2,031,101
187,881,394	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.25%	#I/O	06/15/2050	12,660,219
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.11%	#	11/15/2050	5,354,036
91,759,027	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.73%	#I/O	11/15/2050	4,491,155
7,050,000	CSMC Trust, Series 2017-CALI-E	3.78%	#^	11/10/2032	6,581,379
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78%	#^	11/10/2032	5,483,765
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2032	12,056,664
21,321,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.76%	^	07/15/2032	21,171,744
43,750,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	08/15/2035	43,328,163
69,289,284	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2035	69,027,281
103,972,605	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.06%	#^I/O	07/10/2044	2,078,807
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.10%	#^¥	05/10/2044	3,073,806
123,410,961	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.48%	#I/O	05/10/2049	9,861,326
73,900,846	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O¥	09/25/2043	67,717,562
51,041,551	FREMF Mortgage Trust, Series 2012-K708-D	0.00%	^P/O¥	02/25/2045	50,560,535
129,217,693	FREMF Mortgage Trust, Series 2012-K708-X2A	0.20%	^I/O¥	02/25/2045	1,292
110,589,951	FREMF Mortgage Trust, Series 2012-K708-X2B	0.20%	^I/O¥	02/25/2045	1,106
86,165,686	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O¥	04/25/2046	78,791,196
186,442,686	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O¥	04/25/2046	194,143
41,214,120	FREMF Mortgage Trust, Series 2014-K503-D	0.00%	^P/O¥	10/25/2047	39,364,595
229,271,572	FREMF Mortgage Trust, Series 2014-K503-X2A	0.10%	#^I/O¥	10/25/2047	38,770
98,913,520	FREMF Mortgage Trust, Series 2014-K503-X2B	0.10%	^I/O¥	10/25/2047	52,840
1,923,324	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,814,657
47,634,000	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.38%	^	11/21/2035	47,482,762
6,644,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.74%	^	06/15/2035	6,638,206
15,417,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.71%	^	09/15/2034	15,165,741
31,606,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.71%	^	09/15/2034	31,144,167
16,823,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.68%	^	09/15/2034	16,602,514
3,504,812	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.67%	#	07/10/2038	3,539,303
16,399,000	GS Mortgage Securities Corp Trust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	11/15/2032	16,347,414
18,415,150	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.66%	#^I/O	03/10/2044	210,485
24,159,353	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.52%	#I/O	02/10/2046	1,239,496
29,550,997	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.06%	#I/O	04/10/2047	1,193,721
280,590,731	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.10%	#I/O	02/10/2048	11,820,867
244,914,573	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.82%	#I/O	07/10/2048	9,644,956
172,076,004	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.34%	#I/O	10/10/2048	11,364,209
19,232,000	GS Mortgage Securities Corporation, Series 2018-3PCK-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.91%	^	09/15/2021	19,246,462
59,522,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	11/15/2035	59,269,198
207,256,747	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.45%	#I/O	03/10/2051	7,017,195
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	3.36%	^	07/15/2031	33,986,775
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	4.06%	^	07/15/2031	3,854,932
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.56%	^	07/15/2031	11,758,136
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.26%	^	07/15/2031	11,051,849
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.38%	^	07/15/2031	4,585,213
94,709,240	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.95%	#^I/O	01/10/2045	4,420,753
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.32%	#	02/10/2048	3,393,699
68,185,821	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.81%	#I/O	11/10/2048	3,039,363
55,442,371	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.66%	#I/O	05/10/2049	4,694,117
310,124,884	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.27%	#I/O	10/10/2049	21,978,675
69,651,006	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.59%	#I/O	11/10/2049	2,172,060
190,755,651	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	#I/O	08/10/2050	13,946,203
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.35%	#I/O	08/10/2050	2,634,895
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^¥	03/10/2033	3,600,206
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^¥	03/10/2033	7,116,108
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^¥	03/10/2033	9,347,479
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^¥	03/10/2033	8,740,137
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^¥	03/10/2033	10,559,728
1,749,087	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.79%	#^I/O	01/12/2037	15,403
3,035,338	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-AJ	4.99%	#	09/12/2037	3,071,118
2,817,851	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	3,504
14,363,896	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	14,350,675
92,943	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	92,927
90,675	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	90,659
18,575,225	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.38%	#I/O	06/12/2047	10,514
71,014,166	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	710
152,868,572	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.58%	#I/O	05/15/2045	6,650,241
299,258,080	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.78%	#I/O	10/15/2045	15,518,566
117,458,907	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	#I/O	06/15/2045	4,113,552
79,014,552	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.12%	#I/O	01/15/2049	3,584,669
7,271,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	7,238,783
5,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	06/15/2032	5,481,522
17,779,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	06/15/2032	17,550,085
102,125,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-XCP	0.34%	#^I/O¥	04/15/2019	1,021
1,361,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2034	1,344,916
1,285,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	07/15/2034	1,264,680
3,198,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	07/15/2034	3,138,816
4,506,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%, 3.75% Floor)	6.14%	^¥	07/15/2034	4,417,242
74,265,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	72,914,706
1,011,521	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,005,697
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	4,677,008
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.10%, 1.14% Floor)	3.56%	^	02/15/2035	6,898,410
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.30%, 1.34% Floor)	3.76%	^	02/15/2035	895,358
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	5,934,560
89,105,722	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.90%	#I/O	02/15/2047	3,231,900
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.65%	#	08/15/2047	3,368,535
55,828,798	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	0.88%	#I/O	09/15/2047	2,152,451
215,372,479	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.94%	#I/O	11/15/2047	8,182,862
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	6,381,343
241,951,003	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09%	#I/O	01/15/2048	9,629,093
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.34%	#	02/15/2048	11,721,262
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	9,497,053
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.22%	#	10/15/2048	14,649,053
42,007,105	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.12%	#I/O	10/15/2048	1,823,150
58,717,050	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.80%	#I/O	05/15/2048	1,752,311
160,251,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.61%	#I/O	07/15/2048	4,472,961
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	27,008,928
96,125,997	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.44%	#I/O	11/15/2048	4,636,695
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	17,452,870
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	32,259,470
147,523,164	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.69%	#I/O	06/15/2049	11,477,582
167,868,578	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.99%	#I/O	03/15/2050	10,126,823
6,662,000	KREF Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.40%	^	06/15/2036	6,685,197
9,590,202	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	2,253
31,939,000	LoanCore Issuer Ltd., Series 2018-CRE1-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.96%	^	05/15/2028	31,526,420
22,541,023	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.11%	#^I/O	03/10/2050	1,061,382
49,821,617	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.60%	#I/O	11/15/2026	333,172
802,548	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	806,621
120,555	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	120,414
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^¥	10/15/2030	9,554,090
150,615,005	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.62%	#I/O	10/15/2046	3,645,591
32,650,565	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.35%	#I/O	02/15/2046	1,481,441
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	11,605,971
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	36,460,709
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,162,410
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,484,342
238,141,615	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.34%	#I/O	02/15/2048	13,741,390
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	10,260,638
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	8,497,179
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	19,066,754
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,291,378
173,104,322	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.26%	#I/O	01/15/2049	11,093,650
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.32%	#	11/15/2049	2,265,727
52,421,470	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.44%	#I/O	05/15/2050	4,022,389
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	12,141,372
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	17,779,468
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	13,351,288
34,376,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	07/15/2035	34,197,420
11,392,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.11%	^	07/15/2035	11,230,520
20,425,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	20,166,748
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^	07/15/2035	10,612,422
23,257,600	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.49%	#^I/O	11/12/2041	233
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	2,529,360
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^¥	07/13/2029	2,255,001
27,151,158	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.92%	#I/O	12/15/2048	1,370,772
148,414,833	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.45%	#I/O	06/15/2050	12,117,210
4,340,489	Motel 6 Trust, Series 2017-MTL6-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.38%	^	08/15/2034	4,273,696
15,588,500	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.26%	^	06/15/2035	15,405,069
2,270,000	PFP Ltd., Series 2017-3-AS (1 Month LIBOR USD + 1.30%)	3.76%	^	01/14/2035	2,273,539
1,306,000	PFP Ltd., Series 2017-3-B (1 Month LIBOR USD + 1.75%)	4.21%	^	01/14/2035	1,304,873
1,360,000	PFP Ltd., Series 2017-3-C (1 Month LIBOR USD + 2.50%)	4.96%	^	01/14/2035	1,360,053
1,243,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.76%	^	06/15/2037	1,243,171
12,447,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.41%	^	06/15/2033	12,408,220
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.71%	^	06/15/2033	15,656,767
9,846,000	STWD Mortgage Trust, Series 2018-URB-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	05/15/2035	9,815,872
8,081,072	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.56%	^	11/11/2034	7,964,162
872,642	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	873,814
78,168,286	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.60%	#I/O	06/15/2050	7,559,014
12,811,291	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.13%	#I/O	08/15/2050	881,245
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	2,825,253
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	8,443,744
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.89%	#	03/15/2051	1,508,354
43,916,730	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.90%	#I/O	03/15/2051	2,940,603
76,144,105	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.84%	#^I/O	08/10/2049	4,270,009
526,425	VSD LLC, Series 2017-PLT1-A	3.60%	^	12/25/2043	525,981
74,086,556	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	74,474,088
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,339,653
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	10,950,925
424,544,585	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.23%	#I/O	02/15/2048	24,329,631
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,166,900
237,259,085	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.90%	#I/O	02/15/2048	10,392,517
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	9,664,188
141,097,539	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.07%	#I/O	11/15/2048	7,965,704
270,814,808	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.35%	#I/O	04/15/2050	15,276,961
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	11,972,879
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	1,818,580
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,532,440
129,297,046	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.01%	#I/O	12/15/2048	6,221,166
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	11,401,219
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.03%	#	06/15/2049	8,843,722
158,986,539	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.14%	#I/O	09/15/2050	11,486,762
50,756,409	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.90%	#I/O	12/15/2050	3,232,249
168,547,809	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.71%	#I/O	03/15/2051	8,512,945
58,098,964	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.34%	#^I/O	06/15/2044	459,139
81,778,416	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.08%	#^I/O	04/15/2045	4,047,001
96,026,347	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.84%	#^I/O	08/15/2045	5,102,053
40,808,931	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.88%	#^I/O	11/15/2045	2,399,785
138,059,801	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.75%	#I/O	12/15/2046	3,880,833
169,684,374	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.08%	#I/O	03/15/2047	6,735,401
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	55,542,322
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.32%	#	11/15/2047	7,962,208
198,669,007	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.89%	#I/O	11/15/2047	7,625,870
137,796,797	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.64%	#I/O	11/15/2049	11,510,828

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,875,771,966)					3,625,814,895

Non-Agency Residential Collateralized Mortgage Obligations - 25.7%
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	2.91%		12/25/2035	9,650,415
82,212,942	Accredited Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.26%, 0.26% Floor)	2.77%		09/25/2036	80,232,752
13,650,549	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.63%		01/25/2037	9,830,678
3,500,724	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.92%	#	01/25/2036	3,304,638
35,365,932	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	4.05%	#	02/25/2036	28,706,580
4,903,385	Adjustable Rate Mortgage Trust, Series 2005-2-6M2 (1 Month LIBOR USD + 0.98%, 0.48% Floor, 11.00% Cap)	3.49%		06/25/2035	4,787,934
5,815,038	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.23%	#	08/25/2035	5,707,185
929,885	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.23%	#	10/25/2035	815,301
19,687,138	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.10%	#	03/25/2036	15,998,336
12,963,529	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.42%	#	05/25/2036	12,003,530
14,665,333	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.89%	#	05/25/2036	8,874,600
16,915,076	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.44%	#	03/25/2037	15,303,251
2,831,343	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.04%	#^	11/25/2037	2,919,611
251,710	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 1.70% Floor)	5.06%		11/25/2033	249,644
1,463,886	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 1.35% Floor)	4.54%		04/25/2034	1,423,222
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.30% Floor)	4.46%		06/25/2034	613,661
12,420,228	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	3.51%		03/25/2035	11,531,095
71,599,512	Ajax Master Trust, Series 2016-1-PC	0.00%	#^¥	01/01/2057	64,310,481
77,576,551	Ajax Master Trust, Series 2016-2-PC	0.00%	#^¥	10/25/2056	66,308,069
92,272,880	Ajax Master Trust, Series 2017-1-PC	0.00%	#^¥	06/25/2057	81,771,082
8,543,764	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	^§	10/25/2057	8,555,032
32,732,396	Ajax Mortgage Loan Trust, Series 2017-A-A	3.47%	^§	04/25/2057	32,547,985
61,612,073	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	61,092,098
107,297,517	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	108,160,275
59,350,949	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	56,252,865
16,164,576	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	12,391,642
4,618,980	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	3,829,508
11,762,141	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	01/25/2037	1,827,049
11,762,141	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		01/25/2037	7,803,353
7,444,544	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	6,304,692
10,563,544	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	8,946,135
23,743,658	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	18,855,777
7,983,817	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	6,020,879
7,679,014	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	6,554,383
67,241,920	Alternative Loan Trust, Series 2007-HY4-4A1	3.83%	#	06/25/2037	62,152,104
96,936,463	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.78%		08/25/2047	82,918,297
6,156,688	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%		09/25/2046	5,734,141
516,476	American Home Mortgage Investment Trust, Series 2005-1-7A2 (6 Month LIBOR USD + 2.00%, 2.00% Floor, 11.00% Cap)	4.89%		06/25/2045	516,040
6,603,114	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	2.81%		11/25/2045	5,993,848
23,665,010	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	4.64%		11/25/2045	17,581,358
2,252,559	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	823,559
7,839,099	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	^	01/25/2037	3,305,613
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.47%	ß	05/25/2034	6,944,614
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2 (1 Month LIBOR USD + 1.02%, 0.68% Floor)	3.53%		09/25/2034	16,438,521
10,040,116	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 0.80% Floor)	3.71%		10/25/2032	8,686,398
25,820,933	Angel Oak Mortgage Trust, Series 2018-1-A1	3.26%	#^	04/27/2048	25,787,487
118,454	Argent Securities, Inc., Series 2004-W6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	3.33%		05/25/2034	117,597
2,209,158	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.48%		11/25/2033	2,184,877
627,936	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.12% Floor)	4.19%		06/25/2034	625,798
32,630,619	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.64%		11/25/2036	29,754,387
12,010,615	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	12,005,577
1,971,995	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,881,382
6,549,972	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	6,462,354
2,359,113	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	2,287,009
3,614,382	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	3,579,847
2,415,025	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	2,293,967
1,521,778	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,507,163
7,104,948	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	7,011,334
3,920,321	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	3,826,087
4,523,646	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	3,975,880
3,475,714	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	3,154,203
1,139,662	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	1,040,111
2,474,767	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,168,657
11,820,777	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	6,615,100
3,529,509	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	3.99%	I/FI/O	11/25/2036	453,671
1,257,896	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		11/25/2036	1,091,007
6,087,063	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	5,761,970
807,242	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	737,517
6,510,667	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	6,458,678
205,269	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%)	15.28%	I/F	03/25/2036	263,310
567,312	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	545,083
3,389,371	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	3,241,009
673,879	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	676,835
4,561,684	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	4,485,065
1,399,217	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	ß	10/25/2036	1,275,112
6,594,933	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	ß	10/25/2036	6,010,014
1,447,986	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	ß	10/25/2036	1,310,420
687,618	Banc of America Funding Corporation, Series 2006-B-7A1	3.77%	#	03/20/2036	645,511
9,064,848	Banc of America Funding Corporation, Series 2006-D-6A1	3.80%	#	05/20/2036	8,779,194
432,373	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.22%, 0.22% Floor, 10.50% Cap)	2.69%		07/20/2036	429,465
344,025	Banc of America Funding Corporation, Series 2006-H-3A1	4.25%	#	09/20/2046	317,007
985,711	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	ß	01/25/2037	927,698
1,399,988	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,208,990
2,303,365	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	1,993,613
2,383,310	Banc of America Funding Corporation, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	10.93%	^I/F	06/26/2035	2,660,972
3,915,062	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	3,842,093
1,342,020	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	10.70%	^I/F	07/26/2036	1,481,921
373,571	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	4.21%	#	12/25/2034	371,888
3,177,519	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	3,120,743
331,196	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	302,575
16,890,798	BankUnited Trust, Series 2005-1-2A1	4.09%	#	09/25/2045	16,573,329
17,234,806	Bayview Opportunity Master Fund IIIa Trust 2018-RN8, Series 2018-RN8-A1	4.07%	^§	09/28/2033	17,295,435
29,007,939	Bayview Opportunity Master Fund Trust, Series 2018-RN2-A1	3.60%	^§	02/25/2033	28,856,181
26,960,963	Bayview Opportunity Master Fund Trust, Series 2018-RN4-A1	3.62%	^§	03/28/2033	27,005,796
29,188,758	Bayview Opportunity Master Fund Trust, Series 2018-SBR1-A1	3.72%	^§	02/28/2033	29,072,572
15,537,533	Bayview Opportunity Master Fund Trust, Series 2018-SBR3-A1	4.09%	^§	05/28/2033	15,558,794
3,027,183	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,445,694
3,277,312	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	2,612,243
11,139,984	BCAP LLC Trust, Series 2008-RR3-A1B	6.67%	#^	10/25/2036	6,860,978
3,250,395	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	2,812,372
7,323,311	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^Þ	08/26/2037	7,159,040
4,562,387	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	3,561,753
2,899,601	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	3,063,190
1,883,861	BCAP LLC Trust, Series 2010-RR12-3A15	6.00%	#^	08/26/2037	1,896,941
5,416,670	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.48%	#	02/25/2036	5,187,870
5,592,434	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.13%	#	10/25/2046	5,155,938
6,368,769	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.15%	#	02/25/2047	6,581,903
2,957,611	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.73%	#	02/25/2047	2,653,818
2,548,443	Bear Stearns Alt-A Trust, Series 2004-11-2A3	4.27%	#	11/25/2034	2,513,322
11,108,804	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	2.99%		02/25/2036	10,553,137
22,537,795	Bear Stearns Alt-A Trust, Series 2006-3-21A1	4.06%	#	05/25/2036	17,982,503
8,812,205	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	2.85%		08/25/2036	6,737,760
10,743,101	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.95%	#	11/25/2036	9,556,009
5,753,152	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.93%	#	08/25/2046	5,469,122
31,510,271	Bear Stearns Alt-A Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	4.79%		12/25/2046	28,726,149
5,533,651	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%		08/25/2034	5,573,609
16,025,537	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	15,523,478
4,530,674	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	4,547,790
57,569,160	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.48%	#	09/25/2035	54,082,748
9,086,683	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	8,385,860
12,395,243	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	9,427,655
5,630,020	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	4,768,604
19,344,988	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.67%		02/25/2037	19,135,068
20,671,274	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	3.56%		08/25/2037	18,408,274
1,669,441	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,267,042
1,340,692	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,010,162
2,458,006	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.27%	#	10/25/2036	2,322,847
17,036,757	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	2.71%		11/25/2036	17,672,040
5,992,739	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	2.69%		12/25/2037	5,726,542
15,574,413	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	2.67%		04/25/2037	17,031,474
24,327,622	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.67%		11/25/2036	23,159,636
15,734,402	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.67%		03/25/2037	14,961,377
30,594,417	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	2.65%		12/25/2036	27,847,301
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%		01/25/2034	2,812,012
1,311,033	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.60% Floor)	3.41%		03/25/2033	1,271,899
6,721,299	Chase Mortgage Finance Trust, Series 2005-A1-2A4	4.28%	#	12/25/2035	6,556,848
11,391,843	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	8,740,421
6,765,464	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	4,729,698
17,811,940	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	14,076,892
6,446,303	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.12%	#	07/25/2037	6,203,644
3,393,582	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,548,143
1,753,139	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	558,824
3,483,138	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	2,799,198
4,866,262	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	4,843,211
833,059	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	780,577
4,893,864	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	2.71%		09/25/2036	4,429,573
4,301,612	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,578,994
10,358,615	ChaseFlex Trust, Series 2007-M1-2F4	4.27%	ß	08/25/2037	9,907,037
10,773,880	ChaseFlex Trust, Series 2007-M1-2F5	4.27%	ß	08/25/2037	10,303,302
25,080,138	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	21,333,727
53,443,410	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	43,143,160
17,445,403	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.45%	#	03/25/2037	16,102,596
65,959,595	CIM Trust, Series 2016-1RR-B2	8.02%	#^Þ	07/26/2055	66,040,455
75,440,246	CIM Trust, Series 2016-2RR-B2	7.40%	#^Þ	02/25/2056	76,587,285
19,676,806	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.85%	^	02/25/2056	20,246,387
73,074,681	CIM Trust, Series 2016-3RR-B2	7.54%	#^Þ	02/27/2056	73,992,499
50,188,672	CIM Trust, Series 2017-3RR-B2	11.04%	#^Þ	01/27/2057	56,107,633
194,116,572	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	188,407,895
146,069,518	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	143,658,669
6,117,669	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	6,185,078
1,308,615	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,140,842
5,921,382	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.41%	ß	09/25/2036	6,093,745
13,777,438	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.36%	ß	03/25/2037	14,090,155
2,184,500	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,710,020
1,106,796	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,039,564
3,078,764	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	3,045,114
37,943,268	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.65%	^	09/25/2036	36,580,164
11,013,457	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.25%	#	06/25/2036	10,990,424
3,479,313	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	ß	10/25/2036	2,844,051
1,931,652	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.95%	ß	03/25/2036	1,275,632
12,103,326	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	ß	05/25/2036	6,880,909
5,950,773	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	2.80%		10/25/2036	5,944,605
5,190,684	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.48%	#	04/25/2037	5,184,555
822,548	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	664,411
182,594	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	184,520
24,097,447	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	19,973,055
1,271,432	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^	05/25/2037	1,260,726
80,450,520	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%	^	01/25/2037	73,199,756
3,237,463	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.72%	#	04/25/2037	3,066,109
11,684,744	Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1-2A1A (1 Month LIBOR USD + 1.00%, 1.00% Floor, 5.75% Cap)	3.51%	^	10/25/2037	10,833,015
5,037,387	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	ß	01/25/2037	3,365,452
11,104,214	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	ß	01/25/2037	7,420,592
8,025,782	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	3.82%	#^	11/25/2038	8,053,907
7,246,349	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	6,673,229
100,851,380	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	98,755,497
82,779,353	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	80,344,531
57,338,916	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	56,842,940
28,105,276	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	27,773,235
219,492,662	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93%	#^	07/25/2067	220,415,892
16,805,372	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	16,862,030
24,387,653	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	24,661,663
3,927,698	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	3,731,510
3,934,341	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	3,778,659
2,744,009	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,570,666
888,090	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	900,897
3,190,577	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	2,960,218
4,733,186	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	4,383,752
2,307,741	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,137,369
6,257,506	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		01/25/2037	5,242,962
5,904,652	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	01/25/2037	674,389
4,804,510	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	±	03/25/2037	4,676,414
11,056,717	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	03/25/2037	1,022,563
4,332,890	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	4,182,724
8,047,588	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.84%		04/25/2037	6,429,945
8,047,588	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.16%	I/FI/O	04/25/2037	1,163,365
8,522,898	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	7,889,500
1,170,719	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,125,385
15,435,073	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	14,837,379
511,435	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	478,289
48,327,638	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	45,479,743
5,720,250	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	5,646,499
4,248,739	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	3.01%		07/25/2035	3,235,100
8,674,510	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	07/25/2035	726,380
349,990	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	345,704
3,175,030	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	8.51%	I/F	07/25/2035	3,191,055
4,499,036	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.26%		08/25/2035	3,782,523
1,659,346	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,206,233
2,239,892	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,098,110
7,580,666	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	6,763,479
2,582,411	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	2,204,758
24,902,075	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	22,496,806
587,618	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	17.55%	I/F	12/25/2035	784,614
828,924	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	804,415
12,030,794	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	11,675,074
2,037,428	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	3.31%		01/25/2036	1,757,344
5,125,746	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	2.19%	I/FI/O	01/25/2036	307,940
46,028,021	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	34,488,336
984,668	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	856,062
31,530,489	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	23,809,196
2,613,695	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	12.44%	I/F	02/25/2036	3,046,448
1,577,994	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,364,763
2,954,074	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	2,641,801
672,278	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.21%		10/25/2035	558,586
314,925	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	281,634
766,082	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	641,854
1,036,352	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,000,712
903,215	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	2.99%		11/25/2035	711,514
1,806,429	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	2.51%	I/FI/O	11/25/2035	141,010
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,844,685
268,630	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	268,385
901,804	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	3.01%		04/25/2035	785,783
2,774,781	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	04/25/2035	167,282
8,428,574	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	2.81%		05/25/2035	7,535,057
8,428,574	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	2.69%	I/FI/O	05/25/2035	682,339
3,990,312	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	3,153,494
40,675,193	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	30,706,569
1,240,576	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		07/25/2036	832,430
1,240,576	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	2.99%	I/FI/O	07/25/2036	165,167
6,076,003	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.91%		08/25/2036	4,224,188
8,239,425	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.09%	I/FI/O	08/25/2036	1,141,298
1,268,407	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,040,290
2,110,266	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/01/2036	1,746,609
6,176,490	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	4.64%	I/FI/O	08/01/2036	1,398,925
4,952,740	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/01/2036	4,180,016
5,315,778	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	3.11%		08/01/2036	3,347,711
1,988,225	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,570,382
2,552,057	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,058,867
4,712,332	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	3,929,083
669,349	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	29.86%	I/F	10/25/2036	1,253,060
409,991	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	22.51%	I/F	10/25/2036	624,181
4,725,036	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	4,073,234
3,372,925	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	3.18%		11/25/2036	2,342,935
5,626,038	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	2.82%	I/FI/O	11/25/2036	832,945
5,863,807	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,061,637
1,665,090	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,622,620
15,363,871	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	01/25/2037	3,243,435
5,232,123	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		01/25/2037	1,094,574
2,418,206	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	2,210,236
4,115,702	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.94%	I/FI/O	01/25/2037	456,405
4,809,358	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	3,989,851
5,064,358	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	4,201,400
4,506,721	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		02/25/2037	2,079,638
4,506,721	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	02/25/2037	570,492
1,338,392	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,232,345
4,038,478	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	3,615,979
8,193,917	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	7,336,682
1,601,228	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,338,258
913,677	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	24.86%	I/F	05/25/2037	1,496,033
14,774,466	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	13,301,416
10,796,041	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		08/25/2037	6,223,778
3,126,264	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	33.70%	I/F	08/25/2037	5,953,690
5,399,494	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	5,268,574
8,523,532	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.37%	I/F	08/25/2037	12,530,855
1,328,786	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,208,578
908,567	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	23.96%	I/F	08/25/2037	1,611,429
13,353,988	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	10,474,407
33,299,942	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	23,990,640
4,297,248	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.38%	I/F	09/25/2037	5,556,829
22,949,537	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	15,682,153
10,970,062	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	3.01%		09/25/2037	6,943,475
15,568,793	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	3.99%	I/FI/O	09/25/2037	2,892,507
15,581,278	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	4,242,115
5,961,281	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.14%	I/FI/O	04/25/2037	899,517
5,961,281	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	3.06%		04/25/2037	4,036,415
5,067,653	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	4,325,469
396,172	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	25.16%	I/F	05/25/2037	713,483
422,907	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	25.04%	I/F	05/25/2037	758,530
644,230	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	3.01%		05/25/2037	342,878
644,230	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	2.99%	I/FI/O	05/25/2037	98,875
17,646,349	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	12,620,143
1,886,544	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,310,766
119,889	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	91,212
43,868,163	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	3.63%	#	03/25/2047	41,158,624
1,370,876	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	5.10%	#	03/25/2047	1,408,228
3,227,787	Countrywide Asset Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	3.33%		11/25/2033	3,140,395
437,512	Countrywide Asset Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	412,816
17,622,987	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.15%		10/25/2035	17,928,954
37,302,376	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		06/25/2047	34,686,442
10,030,845	Countrywide Asset-Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		06/25/2037	9,428,766
19,818,227	Countrywide Asset-Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		05/25/2037	18,319,097
1,663,125	Countrywide Home Loans, Series 2003-60-4A1	3.97%	#	02/25/2034	1,695,384
2,376,942	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	2.93%	^	11/25/2034	2,173,883
2,312,759	Countrywide Home Loans, Series 2004-R2-1AS	3.82%	#^I/O	11/25/2034	171,307
5,034,655	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	4,632,879
3,714,250	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	3,496,710
11,796,481	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	9,942,672
3,163,690	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	2,754,146
904,233	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	740,969
1,508,424	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,292,970
19,133,784	Countrywide Home Loans, Series 2005-HYB1-4A1	3.70%	#	03/25/2035	18,436,788
1,877,128	Countrywide Home Loans, Series 2005-HYB8-1A1	4.29%	#	12/20/2035	1,625,506
3,162,149	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	3,008,368
1,927,278	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	1,832,199
706,071	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	2.87%	^	03/25/2035	653,395
692,836	Countrywide Home Loans, Series 2005-R1-1AS	3.88%	#^I/O	03/25/2035	74,822
5,861,857	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	4,122,770
5,968,982	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	4,908,014
2,375,761	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,939,082
1,524,402	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,520,625
6,620,901	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	5,390,643
21,419,834	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	17,095,384
13,170,696	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	11,496,865
5,306,296	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	4,380,861
8,694,659	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	7,178,283
6,722,517	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	6,028,723
741,302	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	664,796
3,303,340	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	2,956,785
7,261,099	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	6,470,190
928,683	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	786,651
6,823,136	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	5,498,155
2,627,831	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	2,117,534
5,231,916	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	4,047,152
2,319,582	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,938,820
8,016,491	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	6,686,837
2,403,070	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,979,829
7,159,592	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	5,628,732
3,757,328	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	2,833,649
8,723,724	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	6,858,422
1,508,684	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,261,065
9,458,292	Countrywide Home Loans, Series 2007-HY1-1A1	3.78%	#	04/25/2037	9,252,787
24,328,982	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	17,932,340
562,816	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	3.01%		07/25/2037	317,259
2,814,081	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	2.99%	I/FI/O	07/25/2037	464,355
4,742,856	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	ß	11/25/2036	1,525,964
2,967,279	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%		12/25/2036	1,276,487
10,373,358	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	4,521,822
68,573	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	4.25%	#	09/25/2034	68,430
3,615,094	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,433,369
761,041	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	722,785
10,594,645	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	10,032,213
9,937,129	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	3,304,160
5,407,979	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	5,265,135
4,606,525	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	3,657,451
1,970,009	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	1,912,483
15,773,308	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	10,952,529
2,655,186	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,411,655
3,086,798	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	3.21%		03/25/2036	1,694,174
17,253,780	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.79%	I/FI/O	03/25/2036	2,616,703
3,593,938	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,694,896
9,726,635	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	7,109,827
3,488,691	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	3,159,486
2,109,003	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	1,913,374
3,685,738	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	3,155,588
20,416,905	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	8,923,749
10,521,175	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	8,602,974
10,568,362	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,858,219
203,089	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	163,064
2,931,692	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	2,914,550
6,821,250	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	5,732,961
22,802,974	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	19,809,792
6,201,278	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	4,682,094
4,391,706	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	4,223,966
713,572	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	26.01%	I/F	11/25/2036	1,208,659
10,831,982	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,072,171
5,249,128	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	4,531,033
7,914,706	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	5,585,760
5,660,432	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	4,500,166
46,708,261	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	35,379,831
20,817,235	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	15,365,260
7,972,824	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	7,311,453
1,762,793	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.45%	#^	07/20/2035	1,780,495
3,730,793	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	3,742,975
74,820,431	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.52%	#^	06/26/2037	74,313,471
10,205,135	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	10,126,285
12,599,050	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	12,488,210
10,378,394	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	10,229,299
15,713,093	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	#^	02/27/2038	15,674,348
13,281,827	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.93%	#^	08/26/2046	12,470,984
43,540,852	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	42,382,078
43,147,967	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	39,169,513
20,698,650	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	19,854,917
4,879,527	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	4,732,844
70,342,959	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	66,556,785
41,906	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.79%		06/25/2035	41,845
12,709,870	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.66%		05/25/2036	10,363,988
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	10,005,512
11,519,855	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	8,343,379
6,919,841	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	3,282,011
75,769	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	72,458
10,636,637	CSMC Trust, Series 2009-12R-5A1	6.00%	^	06/27/2036	10,170,143
25,517,830	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	25,293,337
1,516,187	CSMC Trust, Series 2010-9R-70A4	3.75%	#^	12/27/2036	1,514,196
6,047,000	CSMC Trust, Series 2010-9R-70A5	4.00%	#^	12/27/2036	6,019,724
127,357,006	CSMC Trust, Series 2015-PR2-A1	7.25%	^§	07/26/2055	133,747,882
25,571,663	CSMC Trust, Series 2016-PR1-A1	5.50%	^§	07/25/2056	25,593,715
45,364,871	CSMC Trust, Series 2017-1A-A	4.50%	^	03/25/2021	45,531,855
92,994,744	CSMC Trust, Series 2018-5R-1A1 (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.65%	^	10/30/2046	93,555,837
66,154,322	CSMC Trust, Series 2018-RPL2-A1	4.03%	^§	08/25/2062	66,044,155
184,978,518	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	185,104,933
91,603,746	CSMC Trust, Series 2018-RPL8-A1	4.07%	^	07/25/2058	91,693,518
9,939,204	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	10,001,073
8,602,555	Deephaven Residential Mortgage Trust, Series 2018-3A-A2	3.89%	#^	08/25/2058	8,640,688
8,374,079	Deephaven Residential Mortgage Trust, Series 2018-3A-A3	3.96%	#^	08/25/2058	8,406,245
14,849,181	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	14,472,389
911,838	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	17.55%	I/F	11/25/2035	1,223,616
978,360	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	2.71%		11/25/2035	605,595
2,952,798	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.79%	I/FI/O	11/25/2035	296,131
25,604,214	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.81%		09/25/2047	22,627,532
15,335,377	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.73%		08/25/2047	14,340,806
845,217	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.31%	#	06/25/2036	793,942
22,408,195	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	20,801,622
1,596,314	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,481,540
2,343,504	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,175,009
4,655,623	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	ß	10/25/2036	4,321,006
9,868,117	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	9,578,254
5,341,009	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	8.67%	^I/F	04/15/2036	5,104,020
8,683,103	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	9.92%	^I/F	04/15/2036	8,414,810
554,642	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	11.98%	^I/F	04/15/2036	560,792
4,854,260	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	9.13%	^I/F	04/15/2036	4,410,666
80,398,349	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	72,382,030
9,744,609	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	8,667,209
1,604,692	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,489,178
19,139,265	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%		04/25/2037	18,264,610
7,022,011	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		02/25/2036	7,000,435
7,747,627	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	3.95%	#	05/25/2035	6,256,418
4,291,256	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	3,928,762
7,056,635	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	5,800,162
421,988	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	421,334
5,185,788	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	4,389,183
3,427,719	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	4.17%	#	06/25/2036	3,163,095
2,972,523	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	2,267,621
23,326	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.75% Cap)	3.26%		04/25/2036	23,369
2,240,628	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	1,698,395
573,227	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	467,109
3,060,419	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	2,340,055
6,059,229	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	5,466,325
17,281,230	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	12,788,236
889,208	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	658,020
1,002,532	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	766,736
3,094,892	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	2,366,972
1,454,155	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,112,137
3,713,250	First Horizon Asset Securities, Inc., Series 2005-8-1A11	5.75%		02/25/2036	3,144,491
1,802,473	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	1,466,465
4,559,906	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	3,721,645
3,292,679	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	2,663,773
164,007,699	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	2.65%		11/25/2036	108,054,177
94,301,214	GCAT LLC, Series 2018-2-A1	4.09%	^§	06/26/2023	94,630,721
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.83%		12/25/2035	44,087,526
4,415,996	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	4.23%	#	09/19/2035	4,188,131
6,915,278	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	6,664,702
35,567,108	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.77%		08/25/2045	25,274,225
23,901,082	GreenPoint Mortgage Funding Trust, Series 2006-AR7-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		12/25/2046	23,286,177
35,886,250	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.75%		04/25/2047	33,069,617
1,288,813	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	925,852
3,543,023	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	3,492,594
201,522	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	173,152
5,162,977	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	5,155,575
10,107,425	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	4,709,795
7,234,058	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	ß	06/25/2036	3,368,993
13,731,837	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	ß	09/25/2036	6,467,292
2,287,571	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,132,381
5,040,633	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	ß	11/25/2036	2,245,333
5,355,914	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,498,333
3,177,356	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,280,767
25,760,973	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.66%		08/25/2036	21,789,658
11,933,363	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.86%	^	03/25/2035	11,205,652
11,933,363	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	2.37%	#^I/O	03/25/2035	640,971
6,906,243	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	2.86%	^	09/25/2035	6,200,248
6,906,243	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	2.20%	#^I/O	09/25/2035	593,362
26,672,985	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	2.86%	^	01/25/2036	23,681,514
26,672,985	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	2.11%	#^I/O	01/25/2036	1,687,226
5,956,241	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	5,851,241
1,875,212	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,877,346
3,875,836	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	3,918,821
554,189	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	581,126
5,512,786	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	4.39%	I/FI/O	07/25/2035	478,434
377,454	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	3.01%		07/25/2035	354,758
285,947	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	3.01%		09/25/2035	276,218
9,899,661	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	7,509,452
3,160,993	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	2,588,557
897,300	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	995,712
760,571	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	721,362
2,803,076	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	2,244,863
3,366,474	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	2,756,413
10,661,633	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	9,052,610
5,348,993	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	3,260,296
2,395,258	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	2,268,704
17,760,621	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	14,430,162
26,292	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	24,957
1,169,209	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,341,687
1,876,942	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	2,160,920
24,192,110	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	21,421,385
1,372,594	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	4.71%	#	12/19/2035	1,355,169
60,519,676	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	3.71%		09/19/2035	46,118,396
7,123,966	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.65%		11/19/2036	6,979,974
14,313,542	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.64%		12/19/2036	12,948,747
63,556,129	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.65%		01/25/2047	58,734,151
93,363,670	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.20%)	2.68%		07/21/2036	70,219,050
20,286,786	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	2.68%		02/19/2046	18,302,913
58,535,019	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	2.67%		05/19/2047	55,724,091
17,803,974	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	2.69%		07/19/2047	17,252,421
27,636,085	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	3.51%		10/25/2037	25,703,864
1,136,832	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 0.86% Floor)	3.80%		08/25/2033	1,136,100
1,194,534	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.66% Floor)	3.50%		01/25/2035	1,185,886
12,182,000	Home Equity Loan Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.79%		06/25/2036	11,117,975
6,728,170	Home Equity Loan Trust, Series 2007-FRE1-2AV2 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.67%		04/25/2037	6,697,336
1,153,512	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	3.00%		03/25/2035	960,442
12,109,358	HomeBanc Mortgage Trust, Series 2005-3-A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	2.75%		07/25/2035	11,987,459
27,476,270	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	18,182,773
1,930,375	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	4.68%	#	01/25/2037	1,784,271
16,860,107	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	2.67%		03/25/2037	15,492,078
598,574	Impac Trust, Series 2002-9F-A1	5.22%		12/25/2032	601,981
1,694,708	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	4.03%	#	09/25/2036	1,519,728
3,961,522	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	4.30%	#	09/25/2036	3,838,294
17,902,493	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	4.40%	#	12/25/2036	17,012,998
6,649,206	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.85%	#	05/25/2036	5,841,734
4,285,118	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	3,050,576
3,137,041	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	2,233,260
14,325,471	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	13,173,186
20,443,640	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	11,583,669
21,030,556	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	15,972,949
7,437,898	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	3.84%	#	07/25/2037	6,068,420
6,313,348	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.26%	#	03/25/2037	5,929,916
4,542,387	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.60%	#	07/25/2037	4,165,311
32,254,217	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	16,107,611
454,950	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	436,302
25,651,614	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	15,086,963
4,815,012	Jefferies Resecuritization Trust, Series 2010-R4-1A4	6.00%	#^Þ	10/26/2036	4,751,348
10,822,517	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	10,421,829
3,469,468	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	3,292,032
3,622,970	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	3,077,113
14,205,566	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	ß	05/25/2036	13,158,022
582,917	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	ß	12/25/2036	581,434
25,321,297	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	23,328,837
10,114,446	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	8,073,531
3,973,368	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	ß	07/25/2036	1,976,722
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.92%	ß	11/25/2036	23,262,950
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.83%		03/25/2037	8,046,617
1,126,274	JP Morgan Mortgage Trust, Series 2005-A6-5A1	4.21%	#	08/25/2035	1,125,044
7,537,767	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	8,195,024
810,878	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	782,628
1,408,970	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,000,971
4,791,972	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	3,648,029
3,515,173	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	2,718,014
9,090,595	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	2.89%		08/25/2036	3,558,170
9,090,595	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	4.61%	I/FI/O	08/25/2036	2,606,431
1,637,969	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,266,516
7,783,877	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.89%		01/25/2037	4,046,977
7,783,877	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.11%	I/FI/O	01/25/2037	1,682,625
1,859,650	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.13%	#	04/25/2037	1,761,800
9,673,020	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	7,406,646
3,302,650	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	2,578,486
6,630,721	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	5,237,998
1,117,678	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	882,687
6,113,846	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	4,828,418
6,967,850	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	5,502,869
695,422	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	637,569
44,591,314	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.07%	^	04/25/2046	44,702,418
8,735,333	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	7,049,359
16,706,960	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^	09/27/2037	12,328,889
16,816,307	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	14,270,235
11,925,674	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	11,947,771
57,417,710	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	57,038,627
29,139,376	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	28,966,308
2,899,210	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	2,468,573
2,553,109	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	2,476,867
3,815,130	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	3,781,192
324,873	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	315,471
1,744,871	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,728,640
1,622,821	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.26%		02/25/2036	1,213,851
4,868,464	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.24%	I/FI/O	02/25/2036	589,313
5,862,545	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	3.26%		02/25/2036	5,045,580
5,862,545	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.24%	I/FI/O	02/25/2036	431,915
3,777,188	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	3,566,386
3,537,646	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	08/25/2036	444,270
2,248,451	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,131,919
6,703,791	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	2.86%		09/25/2036	2,576,082
13,963,925	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	4.64%	I/FI/O	09/25/2036	3,338,224
10,204,092	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	8,891,677
2,845,781	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	2,669,281
3,603,972	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		11/25/2036	1,573,978
12,536,976	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	11/25/2036	3,109,662
2,805,902	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	19.15%	I/F	01/25/2037	3,736,667
3,080,516	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	3.11%		01/25/2037	2,289,085
9,181,750	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	2.64%	I/FI/O	01/25/2037	1,000,427
4,367,504	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.89%		01/25/2037	1,794,789
8,161,102	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.11%	I/FI/O	01/25/2037	1,927,860
7,969,163	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	5,235,552
2,639,398	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,329,065
2,907,814	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.84%		05/25/2037	1,340,408
12,941,667	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.16%	I/FI/O	05/25/2037	3,196,756
1,121,806	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.84%		05/25/2037	534,178
11,904,570	Lehman Mortgage Trust, Series 2007-5-11A1	5.17%	#	06/25/2037	9,317,435
1,774,463	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	1,614,080
1,361,541	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	25.04%	I/F	08/25/2036	2,333,787
901,257	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	696,018
347,508	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	323,727
5,029,709	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	3,564,677
461,884	Lehman Trust, Series 2005-10-2A3B	5.35%	ß	01/25/2036	513,033
8,451,777	Lehman Trust, Series 2005-4-2A3A	5.00%	ß	10/25/2035	8,561,101
13,526,874	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	3.22%		02/25/2036	12,555,832
9,795,485	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		08/25/2046	10,011,248
13,897,982	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.72%		04/25/2036	14,251,780
491,639	Lehman Trust, Series 2006-5-2A4A	5.89%		04/25/2036	608,410
14,772,806	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		06/25/2046	14,442,198
14,084,708	Lehman Trust, Series 2007-1-2A1	7.00%	#	02/25/2037	13,991,096
22,268,487	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		07/25/2047	21,078,802
1,131,957	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3 (1 Month LIBOR USD + 0.48%, 0.24% Floor)	2.99%		01/25/2046	1,134,715
7,243,684	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	2.77%		11/25/2035	7,047,431
3,783,456	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.96%	#	03/25/2035	2,965,360
1,974,082	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.41%	#	07/25/2035	1,867,595
12,606,042	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	4.34%	#	11/25/2036	11,112,751
1,603,678	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,536,674
345,867	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	346,271
3,290,487	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	3,099,870
2,051,853	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,737,840
3,578,088	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	3,384,061
5,157,996	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	3,242,613
4,636,591	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 2.75% Floor)	6.63%		12/25/2032	4,779,776
11,893,201	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		06/25/2036	10,162,673
26,279,079	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.72%		05/25/2037	24,965,180
4,336,796	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	4,041,703
2,805,352	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	2,673,177
3,285,732	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,492,525
25,241,209	MASTR Resecuritization Trust, Series 2008-1-A1	6.00%	#^	09/27/2037	23,713,124
15,156,399	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	13,572,909
2,197,003	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%	Δ	10/25/2032	2,226,736
1,036,009	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.91%		10/25/2032	975,027
19,385,533	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.83%		03/25/2037	9,571,981
19,385,533	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	4.17%	I/FI/O	03/25/2037	4,706,871
3,631,357	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	4.39%	#	10/25/2036	3,553,106
1,726,975	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	1,450,345
32,927,545	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	32,883,146
61,563,035	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	61,647,992
85,776,421	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	86,066,139
34,912,348	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.73%		12/25/2036	20,835,920
1,347,924	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	3.21%		12/25/2035	1,037,104
3,377,172	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	3,130,587
4,562,372	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.46%	#	12/25/2035	4,473,082
132,352	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.79%		11/25/2035	132,818
5,571,885	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	ß	08/25/2036	2,111,687
10,605,001	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	8,417,725
6,793,982	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	ß	10/25/2046	3,309,772
2,215,633	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	ß	10/25/2046	940,287
4,674,855	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	4,622,937
27,128,542	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	23,063,933
2,639,312	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,221,643
2,671,847	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,249,030
3,622,106	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,925,570
9,784,858	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	4.01%	#	10/25/2037	8,635,474
3,686,150	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	ß	09/25/2046	1,569,640
2,601,369	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	ß	09/25/2046	1,276,846
898,451	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	ß	01/25/2047	809,957
7,119,996	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	ß	01/25/2047	3,892,012
4,164,526	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	ß	01/25/2047	2,276,094
4,332,944	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.00%	#^	08/26/2036	3,290,650
25,194,333	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	25,282,286
3,707,369	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	3,916,325
13,910,492	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	7,099,299
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3 (1 Month LIBOR USD + 0.74%, 0.49% Floor)	3.24%		06/25/2035	33,572,892
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	2.79%		05/25/2036	10,388,096
11,147,388	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	11,201,221
36,478,157	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	36,574,890
82,506,583	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	82,816,609
32,844,962	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79%	^	07/25/2054	33,139,213
608,530	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	3.17%		08/25/2035	582,252
223,779	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%		02/25/2035	225,355
15,709,907	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	5,966,271
3,192,534	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,211,786
18,284,590	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	9,227,404
3,090,481	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,560,894
1,523,804	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	737,090
17,702,553	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	6,775,579
3,178,675	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	1,497,730
15,843,248	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	ß	02/25/2037	7,465,911
52,285,865	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	52,220,205
53,501,161	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	52,530,292
66,458,467	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	3.16%	^	06/25/2057	66,050,206
959,368	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.48%		11/25/2034	963,709
92,029,113	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%		07/25/2037	78,329,595
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor)	3.00%		09/25/2035	12,951,050
7,146,530	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	2.67%		02/25/2037	5,920,662
19,119,099	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	17,305,429
691,108	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	625,763
218,899,497	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	198,552,833
26,425,794	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	26,258,516
20,005,178	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	19,880,703
2,522,884	Pretium Mortgage Credit Partners LLC, Series 2017-NPL4-A1	3.25%	^§	08/27/2032	2,503,780
11,018,287	Pretium Mortgage Credit Partners LLC, Series 2017-NPL5-A1	3.33%	#^	12/30/2032	10,916,309
101,957,759	Pretium Mortgage Credit Partners LLC, Series 2018-NPL1-A1	3.38%	^§	01/27/2033	101,274,408
61,488,037	Pretium Mortgage Credit Partners LLC, Series 2018-NPL2-A1	3.70%	^§	03/27/2033	60,734,913
74,644,105	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	74,965,403
10,128,039	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	8,149,396
4,846,976	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,872,058
45,276,386	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	45,092,573
48,913,430	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	48,801,648
110,460,337	PRPM LLC, Series 2018-3A-A1	4.48%	#^	10/25/2023	111,273,745
24,785,478	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.81%		05/25/2036	23,548,767
26,782,430	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	25,539,961
5,032,937	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	4,107,528
24,588,070	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	24,674,964
7,506,647	RCO Trust, Series 2016-SFR1-M1	4.50%	#^	11/25/2051	7,463,184
1,178,723	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	ß	05/25/2036	810,803
10,366,936	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	ß	01/25/2037	5,678,509
20,414,606	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	ß	01/25/2037	11,609,666
8,216,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	ß	04/25/2037	3,801,760
5,796,491	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	ß	04/25/2037	2,519,017
3,496,873	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	ß	04/25/2037	1,553,721
5,086,784	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	ß	04/25/2037	2,300,800
8,256,377	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	ß	04/25/2037	3,930,808
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	ß	06/25/2037	7,778,848
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	ß	06/25/2037	4,637,405
29,489,041	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.71%	#	10/25/2035	24,753,434
16,914,057	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.75%	#	12/25/2035	15,293,553
12,617,282	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.46%	#	03/25/2035	7,924,491
468,581	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x -11 x -11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	23.58%	I/F	08/25/2035	726,095
1,791,094	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,657,691
3,621,712	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	3.21%		09/25/2035	3,113,056
14,849,018	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	2.54%	I/FI/O	09/25/2035	1,231,128
7,341,625	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	4,809,952
2,754,713	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	2,421,283
3,469,526	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	3,299,364
3,588,462	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.21%		11/25/2035	2,946,729
3,587,841	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	2.29%	I/FI/O	11/25/2035	296,825
1,763,011	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,693,885
1,221,676	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,173,775
5,109,577	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	4,909,237
3,631,727	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	3.36%		12/25/2035	2,931,445
3,631,727	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	2.64%	I/FI/O	12/25/2035	342,104
2,922,200	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	2,807,623
1,484,627	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,464,950
1,175,628	Residential Accredit Loans, Inc., Series 2005-QS9-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	3.01%		06/25/2035	1,004,633
2,854,981	Residential Accredit Loans, Inc., Series 2005-QS9-A4 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	06/25/2035	242,298
1,469,503	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,315,032
9,603,087	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	8,689,444
1,780,219	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,290,520
3,943,416	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	3,651,467
5,881,776	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	5,193,753
2,749,808	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	2,553,963
1,260,731	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,120,054
4,482,959	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	3,982,736
1,308,626	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,162,605
1,414,125	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,256,332
559,596	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	497,154
2,587,279	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,361,645
14,373,805	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	13,120,277
1,550,702	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	23.64%	I/F	01/25/2036	2,399,683
9,979,158	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	9,384,342
2,286,361	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 0.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	2,229,911
6,409,120	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	5,900,766
19,101,589	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	17,586,503
2,477,540	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,236,186
4,075,037	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	3,678,061
8,300,921	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	7,513,763
14,395,009	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.04%	I/FI/O	08/25/2036	1,572,976
5,284,393	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	2.79%	I/FI/O	07/25/2036	617,921
31,692,835	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.74%		06/25/2037	17,584,823
4,990,029	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	4,330,508
16,368,943	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.94%	I/FI/O	01/25/2037	1,635,113
1,647,708	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,523,115
4,052,337	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	3,594,328
718,570	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	657,652
27,831,620	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	25,580,373
4,437,925	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	4,025,983
7,141,109	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	6,491,347
3,211,288	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	2,858,402
1,324,787	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.81%		03/25/2037	1,000,568
4,399,921	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.19%	I/FI/O	03/25/2037	683,557
3,485,988	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	3,185,857
1,120,847	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	34.11%	I/F	04/25/2037	1,993,022
4,991,662	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	4,561,897
7,955,167	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	7,465,915
549,438	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	34.95%	I/F	04/25/2037	993,254
7,331,827	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	4,390,112
27,296,785	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	24,907,017
3,333,409	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	4.50%	#	07/25/2034	3,155,908
3,334,060	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%		01/25/2035	3,355,183
36,746,621	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.83%		11/25/2035	34,143,557
25,313,087	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.81%		03/25/2036	24,702,930
5,367,797	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3 (1 Month LIBOR USD + 0.29%, 0.29% Floor, 14.00% Cap)	2.80%		08/25/2036	5,369,933
10,047,645	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.76%		08/25/2046	9,996,865
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 14.00% Cap)	2.93%		12/25/2035	27,071,506
4,949,640	Residential Asset Securities Corporation, Series 2006-EMX5-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap)	2.67%		07/25/2036	4,727,292
32,909,107	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	2.71%		01/25/2037	28,867,263
18,467,892	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.76%		04/25/2037	18,285,484
5,595,177	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	4,193,579
2,665,869	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	11/25/2035	310,458
2,441,760	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	3.06%		11/25/2035	1,755,999
9,590,974	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	6,472,239
9,947,432	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	7,026,661
1,826,889	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,532,830
4,702,735	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	4,244,242
4,710,717	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	07/25/2035	590,312
5,837,419	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,041,659
827,505	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	615,460
7,958,387	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	5,119,674
8,073,306	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,943,024
14,275,765	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	11,531,650
14,793,337	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		12/25/2036	4,453,367
32,646,677	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	12/25/2036	7,796,408
6,996,073	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	4,997,530
4,843,660	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	3,459,989
598,099	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	574,580
4,554,743	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	4,375,636
4,033,893	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	3,528,533
5,879,281	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.38%	I/F	01/25/2046	9,803,047
30,914,289	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	26,633,052
941,504	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	27.17%	I/F	04/25/2037	1,763,258
22,990,428	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	05/25/2037	3,935,805
5,918,702	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.91%		05/25/2037	981,147
6,309,205	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	5,356,398
2,765,003	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,347,436
11,496,246	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	10,014,042
8,740,279	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	5,686,446
38,445,363	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	25,012,642
17,034,329	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	11,082,574
2,862,714	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	2,720,034
7,687,374	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	7,273,826
570,261	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	534,963
9,357,313	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	8,774,677
16,217,008	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	14,953,572
2,982,701	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	2,859,963
204,208	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	195,805
4,951,616	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	4,755,435
7,272,764	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	6,839,398
3,524,035	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	3,266,269
3,970,213	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,679,811
7,411,934	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	6,869,787
1,158,238	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,073,519
3,315,812	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,969,949
978,897	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	904,701
2,613,140	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	2,415,076
24,704,996	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	23,125,571
7,159,605	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	6,701,882
3,968,799	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	3,643,117
18,709,007	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	17,403,032
9,459,390	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	8,498,528
2,470,523	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.30%	#	02/25/2037	2,105,450
7,386,001	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.41%	#	04/25/2037	7,051,830
20,821,627	RMAT LLC, Series 2015-PR2-A1	9.85%	^	11/25/2035	20,217,802
36,767,753	Saxon Asset Securities Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.25% Cap)	2.68%		10/25/2046	35,909,479
313,845,412	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.23%	#^¥	02/25/2054	274,001,921
60,852,843	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	59,105,283
90,383,862	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	86,834,705
157,711	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	2.82%		07/20/2033	152,054
8,729,200	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	7,843,060
62,122,422	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	61,736,518
14,022,409	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		02/25/2036	13,081,764
18,033,999	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	18,260,347
53,229,105	Silver Hill Trust, Series 2018-SBC1-A1	5.19%	^§	10/28/2033	54,199,366
26,370,250	Soundview Home Loan Trust, Series 2007-NS1-A3 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		01/25/2037	25,831,724
5,132,155	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.66%		06/25/2037	3,612,856
9,849,664	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		08/25/2037	8,968,538
28,152,907	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.51%		09/25/2037	21,608,598
28,907,512	Stanwich Mortgage Loan Trust Series, Series 2018-NPB1-A1	4.02%	^§	05/16/2023	28,836,050
8,452,927	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.72%	#	04/25/2037	6,308,081
3,786,405	STARM Mortgage Loan Trust, Series 2007-3-1A1	4.19%	#	06/25/2037	3,496,084
2,523,916	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.22%	#	09/25/2034	2,490,950
5,499,880	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.56%	#	12/25/2035	5,231,912
4,920,243	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.22%	#	01/25/2037	4,381,854
2,239,151	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	4.17%	#	02/25/2036	1,807,034
2,856,998	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	4.25%	#	07/25/2036	2,209,531
19,306,329	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	2.71%		05/25/2036	17,755,840
10,282	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%		06/25/2033	10,178
2,158,781	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.32%	#	07/25/2033	2,162,265
4,823,611	Structured Asset Securities Corporation, Series 2003-35-1A1	5.17%	#	12/25/2033	5,009,235
353,924	Structured Asset Securities Corporation, Series 2004-11XS-2A2	4.90%		06/25/2034	1,049,750
15,082,089	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	14,450,287
396,367	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	397,843
1,352,391	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	1,401,080
3,944,923	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	3,841,816
5,460,629	Structured Asset Securities Corporation, Series 2005-15-3A1	4.80%	#	08/25/2035	5,229,429
4,340,689	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	4,285,110
4,183,535	Structured Asset Securities Corporation, Series 2005-16-3A1	6.00%		09/25/2035	3,146,415
5,313,527	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	4,860,650
44,137,918	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	2.68%		12/25/2036	42,580,512
95,900,020	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	^I/FI/OÞ	03/28/2045	11,379,448
24,307,199	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%	^	03/25/2037	21,617,652
613,997	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	599,917
1,028,161	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	812,190
457,913	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	3.01%		12/25/2033	424,457
5,047,309	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.79%	#	12/25/2044	4,997,262
16,148,269	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.37%		03/25/2037	15,407,333
3,260,323	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	4.37%		03/25/2037	2,912,692
8,062,036	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	7,989,144
5,700,329	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	5,671,351
5,126,216	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	5,060,842
13,658,528	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	13,421,240
40,004,831	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	39,525,129
52,177,657	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	51,428,861
11,451,985	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	11,386,605
39,472,017	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	39,343,168
39,725,170	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	40,084,516
32,747,250	Verus Securitization Trust, Series 2018-INV1-A1	3.63%	#^	03/25/2058	32,784,932
78,484,544	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	78,300,050
58,834,277	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	58,438,717
109,896,009	VOLT LLC, Series 2018-NPL1-A1	3.75%	^§	04/25/2048	109,089,262
89,397,189	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	89,635,933
80,764,456	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	80,861,745
156,577,575	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	156,663,505
6,513,009	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	6,063,581
2,322,757	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	2,223,996
938,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	23.03%	I/F	07/25/2035	1,456,385
3,039,553	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	3.11%		07/25/2035	2,731,763
863,726	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	825,958
11,707,882	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	3.96%		08/25/2035	11,029,273
1,064,353	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	22.48%	I/F	08/25/2035	1,486,579
1,359,757	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,163,650
11,316,248	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	10,815,549
9,406,759	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	8,686,094
2,531,734	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	523,652
3,352,575	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	3,146,444
1,697,413	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,593,049
1,441,784	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,353,137
3,983,284	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	3,597,155
2,381,874	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,111,180
4,363,382	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	3,561,368
7,925,738	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	6,468,943
6,882,656	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	ß	07/25/2036	2,647,966
3,789,569	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.75%	ß	10/25/2036	1,839,315
8,460,629	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.88%	#	09/25/2036	7,981,199
14,676,620	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	3.00%		11/25/2046	13,431,201
11,230,494	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	3.11%		06/25/2046	9,199,972
1,047,792	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.70%	#	08/25/2036	977,580
12,696,406	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	10,897,119
12,989,889	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	11,149,010
5,972,694	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	5,753,917
8,098,734	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	7,802,081
7,114,105	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	7,031,421
364,274	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	24.44%	I/F	06/25/2037	615,764
9,106,854	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	9,000,915
14,575,165	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	3.85%	#	03/25/2037	14,505,266
15,365,941	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.34%	#	05/25/2037	13,871,663
13,576,221	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.60%	#	06/25/2037	12,970,049
10,865,209	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	2.63%		01/25/2047	9,702,657
1,473,279	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,368,065
6,468,844	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	6,006,871
5,577,559	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	5,179,236
9,141,340	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	8,488,509
38,602,994	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	38,334,599
5,195,331	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.86%		06/25/2037	3,737,090
7,653,527	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	06/25/2037	1,075,955
498,363	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	459,867
12,394,947	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	12,049,400
4,924,592	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	4,787,304
10,010,810	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	9,298,780
66,559,013	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	64,981,318
5,827,707	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.70%	#	12/28/2037	5,790,458
9,315,780	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	4.91%	#	11/25/2034	9,604,499
15,704,341	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	15,313,151
1,535,884	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	1,562,786
980,875	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.48%	#	10/25/2035	989,122
2,735,802	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	2,715,871
3,559,155	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	3,490,533
4,536,366	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	4,477,411
49,153	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4 (-3 x 1 Month LIBOR USD + 19.39%, 19.39% Cap)	12.50%	I/F	03/25/2036	55,771
2,097,777	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	2,038,311
13,548,181	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	13,493,763
3,060,165	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	2,931,683
157,997	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	153,108
1,917,469	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.91%		05/25/2036	1,725,404
1,917,469	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.59%	I/FI/O	05/25/2036	213,045
1,834,693	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,254,022
1,834,693	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	388,922
5,965,877	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.71%	#	09/25/2036	6,004,215
3,111,275	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.60%	#	09/25/2036	3,115,390
3,680,476	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.21%	#	04/25/2036	3,593,232
1,084,369	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	1,068,291
1,721,786	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,659,712
1,058,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	1,032,121
2,113,391	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	2,060,006
1,501,921	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,463,982
20,162,374	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	19,717,567
11,520,964	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	11,148,645
666,754	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	641,388
1,501,706	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	1,453,176
308,005	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	314,409
1,238,925	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	1,217,092
1,170,609	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	1,178,888
4,496,709	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	4,471,300
2,652,363	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	2,637,375
2,797,272	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	2,781,466
2,869,916	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	2,838,999
1,371,385	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	1,356,612
4,556,437	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	4,508,647
316,891	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	311,959
10,260,761	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	10,153,141
2,779,114	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	2,749,965
945,133	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	3.01%		06/25/2037	806,763
2,582,082	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	2,555,000
1,093,117	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	3.01%		06/25/2037	933,082
493,124	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	23.96%	I/F	06/25/2037	738,097
800,130	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13 (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.00% Cap)	2.88%		07/25/2037	736,816
800,130	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14 (-6 x 1 Month LIBOR USD + 39.78%, 39.78% Cap)	24.74%	I/F	07/25/2037	1,074,805
13,002,105	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	12,809,988
8,676,104	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	8,547,908
1,226,549	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	1,208,426
10,958,411	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	10,796,502
3,813,945	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	3,757,592
5,246,554	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	5,619,272
35,916,315	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.84%	#	12/28/2037	34,968,946
14,911,850	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	14,905,398

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,261,172,491)					12,114,378,287

US Government and Agency Mortgage Backed Obligations - 48.4%
8,274,749	Federal Home Loan Mortgage Association, Series 4050-ND	2.50%		09/15/2041	7,982,499
50,178,102	Federal Home Loan Mortgage Association, Series 4510-HB	2.00%		03/15/2040	48,542,948
68,110,277	Federal Home Loan Mortgage Association, Series 4763-QA	3.00%		06/15/2043	67,751,077
69,525,404	Federal Home Loan Mortgage Association, Series 4766-JA	3.00%		07/15/2044	68,779,077
529,999,847	Federal Home Loan Mortgage Association, Series 4791-JT	3.00%		05/15/2048	516,832,690
31,459,447	Federal Home Loan Mortgage Association, Series 4791-LO	0.00%	P/O	05/15/2048	25,136,032
96,602,594	Federal Home Loan Mortgage Association, Series 4791-PO	0.00%	P/O	05/15/2048	77,316,968
115,544,899	Federal Home Loan Mortgage Association, Series 4792-A	3.00%		05/15/2048	112,752,329
48,404,993	Federal Home Loan Mortgage Association, Series 4795-AO	0.00%	P/O	05/15/2048	38,573,189
7,570,602	Federal Home Loan Mortgage Corporation, Pool C0-3490	4.50%		08/01/2040	7,932,768
46,045,658	Federal Home Loan Mortgage Corporation, Pool C9-1388	3.50%		02/01/2032	46,909,962
24,480,956	Federal Home Loan Mortgage Corporation, Pool C9-1403	3.50%		03/01/2032	24,940,500
23,494,086	Federal Home Loan Mortgage Corporation, Pool C9-1413	3.50%		12/01/2031	23,934,882
11,910,624	Federal Home Loan Mortgage Corporation, Pool C9-1417	3.50%		01/01/2032	12,134,185
49,617,219	Federal Home Loan Mortgage Corporation, Pool C9-1447	3.50%		05/01/2032	50,548,691
56,423,456	Federal Home Loan Mortgage Corporation, Pool C9-1594	3.00%		01/01/2033	56,147,512
16,787,657	Federal Home Loan Mortgage Corporation, Pool C9-1596	3.00%		02/01/2033	16,705,555
8,611,774	Federal Home Loan Mortgage Corporation, Pool D9-8901	3.50%		01/01/2032	8,773,408
22,607,215	Federal Home Loan Mortgage Corporation, Pool D9-8923	3.50%		01/01/2032	23,028,864
21,412,324	Federal Home Loan Mortgage Corporation, Pool D9-9724	3.00%		11/01/2032	21,307,691
18,135,157	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	19,257,784
3,766,139	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	3,987,112
18,811,611	Federal Home Loan Mortgage Corporation, Pool G0-7801	4.00%		10/01/2044	19,295,766
36,270,838	Federal Home Loan Mortgage Corporation, Pool G0-7862	4.00%		01/01/2044	37,200,980
40,438,235	Federal Home Loan Mortgage Corporation, Pool G0-7905	4.00%		01/01/2042	41,626,735
71,018,960	Federal Home Loan Mortgage Corporation, Pool G0-8534	3.00%		06/01/2043	69,746,582
22,999,515	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	22,606,455
54,942,246	Federal Home Loan Mortgage Corporation, Pool G0-8614	3.00%		11/01/2044	53,935,855
64,240,157	Federal Home Loan Mortgage Corporation, Pool G0-8619	3.00%		12/01/2044	63,006,183
86,748,834	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	85,056,713
165,531,150	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	162,253,137
90,483,016	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	88,637,448
231,599,236	Federal Home Loan Mortgage Corporation, Pool G0-8635	3.00%		04/01/2045	226,812,511
68,254,212	Federal Home Loan Mortgage Corporation, Pool G0-8640	3.00%		05/01/2045	66,824,998
355,011,745	Federal Home Loan Mortgage Corporation, Pool G0-8648	3.00%		06/01/2045	347,481,641
68,810,305	Federal Home Loan Mortgage Corporation, Pool G0-8653	3.00%		07/01/2045	67,313,416
38,276,204	Federal Home Loan Mortgage Corporation, Pool G0-8658	3.00%		08/01/2045	37,443,538
45,823,527	Federal Home Loan Mortgage Corporation, Pool G0-8670	3.00%		10/01/2045	44,789,356
540,738,465	Federal Home Loan Mortgage Corporation, Pool G0-8675	3.00%		11/01/2045	528,388,096
227,321,066	Federal Home Loan Mortgage Corporation, Pool G0-8680	3.00%		12/01/2045	222,067,419
92,108,872	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	89,980,220
213,693,430	Federal Home Loan Mortgage Corporation, Pool G0-8692	3.00%		02/01/2046	208,638,843
71,257,434	Federal Home Loan Mortgage Corporation, Pool G0-8705	3.00%		05/01/2046	69,571,931
7,156,261	Federal Home Loan Mortgage Corporation, Pool G0-8741	3.00%		01/01/2047	6,980,751
62,430,564	Federal Home Loan Mortgage Corporation, Pool G6-0251	3.50%		10/01/2045	62,678,067
204,879,963	Federal Home Loan Mortgage Corporation, Pool G6-0393	3.50%		01/01/2046	205,692,097
33,657,441	Federal Home Loan Mortgage Corporation, Pool J2-2834	2.50%		03/01/2028	33,272,454
61,095,834	Federal Home Loan Mortgage Corporation, Pool Q1-3637	3.00%		11/01/2042	60,098,778
62,580,412	Federal Home Loan Mortgage Corporation, Pool Q1-3638	3.00%		11/01/2042	61,558,731
100,663,187	Federal Home Loan Mortgage Corporation, Pool Q1-6672	3.00%		03/01/2043	98,962,914
6,463,816	Federal Home Loan Mortgage Corporation, Pool Q2-3595	4.00%		12/01/2043	6,646,666
7,792,484	Federal Home Loan Mortgage Corporation, Pool Q2-4052	4.00%		01/01/2044	8,012,928
6,371,923	Federal Home Loan Mortgage Corporation, Pool Q2-4172	4.00%		01/01/2044	6,552,161
6,188,882	Federal Home Loan Mortgage Corporation, Pool Q2-4979	4.00%		02/01/2044	6,363,964
46,783,761	Federal Home Loan Mortgage Corporation, Pool Q3-1596	3.50%		02/01/2045	46,969,236
16,741,803	Federal Home Loan Mortgage Corporation, Pool Q3-2861	3.50%		04/01/2045	16,808,173
45,159,619	Federal Home Loan Mortgage Corporation, Pool Q3-2921	3.50%		04/01/2045	45,338,655
28,703,161	Federal Home Loan Mortgage Corporation, Pool Q3-9502	3.50%		03/01/2046	28,816,943
90,139,289	Federal Home Loan Mortgage Corporation, Pool Q4-4073	3.00%		09/01/2046	88,007,025
6,896,144	Federal Home Loan Mortgage Corporation, Pool T6-0392	4.00%		10/01/2041	6,970,065
6,387,453	Federal Home Loan Mortgage Corporation, Pool T6-0681	4.00%		05/01/2042	6,455,927
20,785,436	Federal Home Loan Mortgage Corporation, Pool T6-0782	3.50%		07/01/2042	20,651,994
33,290,402	Federal Home Loan Mortgage Corporation, Pool T6-0853	3.50%		09/01/2042	33,076,760
27,177,268	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	27,002,809
3,026,057	Federal Home Loan Mortgage Corporation, Pool T6-5110	3.50%		10/01/2042	3,006,629
4,047,641	Federal Home Loan Mortgage Corporation, Pool T6-9016	5.00%		06/01/2041	4,173,521
26,637,786	Federal Home Loan Mortgage Corporation, Pool T6-9050	3.50%		05/01/2046	26,466,961
600,935	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	617,286
140,382,646	Federal Home Loan Mortgage Corporation, Pool V8-1821	3.00%		08/01/2045	137,366,931
38,823,118	Federal Home Loan Mortgage Corporation, Pool V8-2117	3.00%		12/01/2045	37,936,406
43,061,305	Federal Home Loan Mortgage Corporation, Pool V8-2209	3.50%		02/01/2046	43,232,005
14,708,341	Federal Home Loan Mortgage Corporation, Pool V8-2248	3.50%		03/01/2046	14,763,610
220,566,639	Federal Home Loan Mortgage Corporation, Pool Z4-0117	3.00%		04/01/2045	216,341,806
61,419,807	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	59,620,256
41,193,296	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	39,926,310
1,226,476	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,312,099
812,112	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	855,530
41,012,666	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	40,344,777
403,266	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	414,125
79,624,701	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	79,041,276
33,306,319	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	33,591,119
2,939,368	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	3,103,556
101,186,218	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	100,519,860
10,067,805	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.01%	I/FI/O	06/15/2040	975,301
7,200,500	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	7,850,633
23,818,694	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	23,626,986
4,505,364	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	4,781,827
10,564,952	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	11,204,889
7,271,044	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	7,688,030
12,534,391	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	13,278,145
1,065,552	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.19%	I/FI/O	03/15/2035	77,659
4,610,450	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	07/15/2035	625,488
3,024,736	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.64%	I/FI/O	09/15/2035	332,117
913,857	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.27%	I/FI/O	10/15/2035	141,053
7,177,100	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	7,779,452
1,301,478	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,335,048
3,775,425	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	4,037,633
878,318	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	936,451
2,420,235	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	2,567,405
3,948,257	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	08/15/2036	588,530
5,415,007	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	5,794,094
8,580,116	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	9,180,783
4,781,533	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	3.97%	I/FI/O	01/15/2037	718,814
18,939,709	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	18,725,919
5,549,916	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.62%	I/FI/O	02/15/2037	728,763
1,661,492	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,685,396
4,233,141	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.19%	I/FI/O	06/15/2037	569,329
893,163	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	980,835
10,232,213	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	08/15/2037	1,387,365
448,376	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	475,844
1,265,461	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	1,350,605
2,485,976	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.72%	I/FI/O	02/15/2038	257,405
2,910,669	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	263,896
477,963	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	39,212
589,849	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.57%	I/FI/O	02/15/2037	62,199
553,078	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	3.60%	I/FI/O	06/15/2038	49,234
453,060	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	3.61%	I/FI/O	07/15/2038	47,077
4,701,016	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.39%	I/FI/O	08/15/2038	542,712
5,064,517	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.09%	I/FI/O	02/15/2038	603,453
1,763,734	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.60%		06/15/2038	1,759,849
90,968	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%	>	05/15/2039	93,685
6,544,567	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.29%	I/FI/O	06/15/2039	889,002
856,720	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.69%	I/FI/O	06/15/2039	94,986
356,393	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.34%	I/FI/O	07/15/2039	32,591
7,262,294	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	4.74%	I/FI/O	08/15/2035	1,213,532
1,466,381	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	10/15/2049	194,881
39,480,467	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	38,990,540
2,199,530	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	2,275,960
16,484,790	Federal Home Loan Mortgage Corporation, Series 3606-CS (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.89%	I/FI/O	12/15/2039	2,770,221
4,435,962	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.89%	I/FI/O	03/15/2032	468,594
6,043,950	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	6,428,953
8,669,622	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	9,379,406
8,257,297	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	8,729,035
19,257,270	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	20,612,158
1,393,299	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.99%	I/FI/O	05/15/2040	150,125
7,909,086	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	08/15/2032	939,996
1,715,309	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	524,676
3,560,223	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	13.25%	I/F	08/15/2040	4,167,376
4,994,240	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	5,460,007
52,800,108	Federal Home Loan Mortgage Corporation, Series 3725-CS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	05/15/2040	5,226,361
16,295,233	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	09/15/2040	1,899,552
41,476,436	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	42,187,599
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	5.09%	I/F	10/15/2040	2,575,976
17,137,642	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	5.30%	I/F	11/15/2040	15,732,755
17,887,026	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%	>	12/15/2040	19,410,190
6,191,334	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	6,420,963
16,846,227	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	17,369,071
27,605,727	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,420,252
18,026,781	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	18,764,065
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,577,608
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,678,189
8,689,698	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.59%	I/F	01/15/2041	8,692,704
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,914,526
4,933,621	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	5,125,852
13,718,224	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%	>	01/15/2041	14,472,898
419,735	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	4.69%	I/F	12/15/2040	446,913
22,081,565	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%	>	02/15/2041	23,663,171
7,079,006	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	7,103,172
42,422,230	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	45,917,542
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,181,874
14,900,980	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,126,317
6,096,710	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	6,498,744
9,628,941	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	10,305,184
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	36,634,928
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	5.83%	I/F	02/15/2041	3,744,763
13,853,514	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	14,581,452
7,329,995	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%	>	04/15/2041	8,441,710
29,154,349	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	31,018,333
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,602,534
44,655,831	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	49,574,707
13,741,743	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	13,792,075
10,979,392	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	11,611,177
6,574,812	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	6,909,659
26,154,922	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	26,597,897
25,536,293	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	26,275,829
22,325,164	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%	>	06/15/2041	24,386,054
5,853,906	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.51%	I/FI/O	07/15/2041	699,623
32,864,765	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	34,571,652
25,952,726	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	28,822,272
6,092,252	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	6,511,139
10,408,710	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	10,863,502
32,212,604	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%	>	09/15/2041	34,143,910
2,597,829	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	2,643,007
10,179,507	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	10,200,966
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	7.33%	I/F	10/15/2041	3,556,986
6,174,899	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	6,160,519
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,342,292
28,482,278	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	28,806,227
12,650,365	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	13,186,411
63,983,302	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%	>	01/15/2042	64,225,894
15,542,655	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	15,932,024
55,177,124	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%	>	02/15/2042	58,207,175
31,285,335	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%	>	03/15/2042	33,015,739
12,981,204	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	12,572,680
77,782,170	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	82,051,369
77,497,916	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	>	07/15/2042	82,046,067
5,898,654	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	5,727,689
42,979,620	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%	>	08/15/2042	43,028,174
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	100,115,214
2,957,513	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	2,942,478
4,782,356	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,621,614
43,270,650	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	42,688,854
30,300,287	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%	>	02/15/2033	29,196,581
6,380,691	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	5,985,691
44,080,511	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%	>	03/15/2043	44,623,283
111,093,733	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%	>	01/15/2041	116,287,043
32,058,829	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%	>	03/15/2043	29,921,322
17,205,371	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%	>	03/15/2033	16,100,204
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,417,766
160,468,926	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.58%	I/F	06/15/2043	140,918,612
7,243,744	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	7,147,896
71,207,989	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	2.60%	I/F	07/15/2043	61,967,143
24,829,653	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%	>	07/15/2043	26,282,193
30,046,747	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%	>	06/15/2043	28,362,467
31,037,067	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%	>	07/15/2043	33,068,548
21,059,784	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	2.89%	I/F	09/15/2043	19,136,333
22,339,191	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%	>	09/15/2033	21,151,286
22,950,188	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%	>	10/15/2040	24,030,040
53,347,224	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	53,486,130
19,149,744	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%	>	05/15/2044	20,297,404
24,617,544	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	24,552,805
38,793,430	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	38,718,838
15,371,689	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%	>	08/15/2044	14,256,266
48,870,316	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	45,327,003
58,007,273	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	53,353,430
4,750,137	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	4,737,100
19,580,839	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	19,378,690
26,713,326	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%	>	09/15/2044	24,838,254
1,544,244	Federal Home Loan Mortgage Corporation, Series 4386-US (-2 x 1 Month LIBOR USD + 8.14%, 8.14% Cap)	4.03%	I/F	09/15/2044	1,426,879
167,513,391	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	167,558,771
135,387,852	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%	>	09/15/2044	125,618,414
43,786,210	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	43,594,838
58,831,323	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	57,618,739
664,865	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	663,621
77,171,739	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	77,392,766
49,908,636	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	49,825,713
30,885,205	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.14%	I/FI/O	07/15/2044	3,709,918
41,939,618	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	41,958,553
25,799,386	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%	>	02/15/2045	23,734,101
10,226,200	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	10,163,281
9,646,727	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%	>	02/15/2045	8,883,759
46,513,379	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	46,516,746
28,042,811	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%	>	02/15/2045	25,629,357
44,711,113	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	44,468,860
26,715,523	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%	>	08/15/2043	28,441,172
8,391,864	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%	>	03/15/2045	7,791,199
7,297,855	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%	>	03/15/2045	6,811,362
8,607,555	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%	>	04/15/2045	8,001,549
50,225,617	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%	>	04/15/2045	46,983,709
27,903,121	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%	>	04/15/2045	25,564,716
143,716,523	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	141,406,222
124,969,488	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	124,288,067
114,371,637	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	113,259,384
51,286,498	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	50,646,084
198,045,945	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	195,751,305
91,300,699	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	89,010,485
16,658,476	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%	>	06/15/2045	15,816,455
9,014,648	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%	>	07/15/2045	8,858,742
33,993,036	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	32,659,969
29,145,589	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	28,821,123
47,408,866	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	47,085,159
27,562,810	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	27,543,003
23,247,528	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	23,085,965
137,052,090	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	136,319,491
59,695,257	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	58,821,264
128,553,102	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	126,012,225
119,803,478	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	116,633,466
189,742,745	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	183,325,228
60,297,798	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	58,254,282
133,062,720	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	132,419,042
74,012,162	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	73,285,340
70,907,838	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	69,950,199
59,975,660	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	59,061,140
46,968,704	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	46,729,413
62,841,779	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	61,525,037
94,934,454	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	94,549,115
51,448,631	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	50,119,590
49,054,215	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00%	P/O	06/15/2048	37,975,727
62,698,102	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	68,256,289
31,599,610	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	31,094,090
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	9,469,722
74,903,507	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	72,981,740
10,614,578	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	9,951,800
164,173,873	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	159,964,850
93,826,118	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	92,447,302
62,724,616	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	61,613,396
88,316,033	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	86,280,803
19,930,727	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	20,018,663
15,633,560	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	15,269,228
121,189,539	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	120,523,363
109,356,669	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	106,551,716
38,720,651	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	37,728,110
116,349,373	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	113,366,430
10,814,699	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	10,537,219
42,044,501	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	41,064,669
796,860	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	853,741
1,211,175	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,296,134
16,549,664	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	17,918,286
3,203,177	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	3,377,843
1,542,132	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,646,852
12,820,120	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	13,775,668
12,115,283	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	13,109,993
3,279,755	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	03/25/2034	288,712
2,965,494	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	5.19%	I/FI/O	07/25/2034	562,486
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,426,845
510,463	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	514,717
227,997	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	234,070
694,655	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	713,491
6,990,914	Federal National Mortgage Association, Series 2005-87-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.54%	I/FI/O	10/25/2035	916,087
5,685,382	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.19%	I/FI/O	10/25/2035	827,680
4,765,713	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.07%	I/FI/O	10/25/2036	762,289
1,927,497	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	3.81%	I/FI/O	01/25/2037	294,013
1,144,559	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,233,419
7,835,078	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	07/25/2036	1,216,239
986,994	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.09%	I/FI/O	10/25/2036	122,825
11,672,155	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	12,471,098
1,142,723	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	05/25/2037	134,384
7,071,798	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	4.30%	I/FI/O	03/25/2037	1,034,502
3,571,353	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	3.93%	I/FI/O	04/25/2037	561,135
527,268	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	3.60%	I/FI/O	04/25/2037	52,185
3,607,719	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	04/25/2037	479,894
3,082,381	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.30%	I/FI/O	10/25/2036	413,463
4,022,081	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	4,321,962
2,289,779	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,384,943
3,808,591	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	3.36%	I/FI/O	08/25/2037	535,884
1,012,933	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	03/25/2037	116,902
572,735	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	616,730
4,495,639	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	4,670,639
8,674,961	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	9,363,469
900,177	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	06/25/2037	89,251
1,072,444	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.64%	I/FI/O	07/25/2038	103,485
1,166,836	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	02/25/2037	127,328
1,210,864	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	02/25/2038	157,426
1,178,279	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	07/25/2038	131,973
891,386	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	07/25/2038	72,721
2,167,388	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	08/25/2038	309,397
1,624,953	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	1,721,429
7,382,650	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	7,729,289
1,098,593	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	01/25/2040	123,872
632,450	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	663,702
2,369,045	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	06/25/2039	238,649
1,328,595	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	06/25/2039	134,223
968,228	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	07/25/2039	84,473
605,496	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.44%	I/FI/O	07/25/2039	60,041
5,807,581	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	07/25/2039	780,403
740,551	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	760,024
2,009,158	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	2,081,792
1,011,211	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.29%	I/FI/O	09/25/2039	97,521
5,034,154	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	5,304,506
3,140,785	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	3,216,858
12,993,408	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	4.72%	I/FI/O	01/25/2036	2,204,155
16,523,812	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	10/25/2039	3,075,060
1,597,246	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.21%	I/FI/O	04/25/2037	156,337
1,351,305	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,381,790
16,336,196	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	1.97%	I/FI/O	09/25/2040	1,653,805
8,718,638	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	9,156,752
22,238,118	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	23,184,185
4,952,556	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.84%	I/FI/O	02/25/2040	732,644
2,190,784	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	2,208,706
1,349,692	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.44%	I/FI/O	10/25/2050	150,416
4,377,278	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	4,577,201
995,311	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	1.99%	I/FI/O	10/25/2040	66,345
3,431,169	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	3,604,943
26,848,319	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	1.99%	I/FI/O	10/25/2040	1,895,389
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	29.16%	I/F	11/25/2040	685,140
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.95%	I/F	11/25/2040	245,898
6,788,903	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	6,903,312
3,692,979	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	3,789,858
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.95%	I/F	12/25/2040	104,231
13,326,640	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	13,478,012
12,007,484	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.14%	I/FI/O	01/25/2026	1,057,181
30,108,316	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	30,606,904
10,386,082	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.13%	I/FI/O	03/25/2040	1,274,933
3,401,118	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,657,126
1,569,584	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.44%	I/FI/O	03/25/2040	90,350
553,281	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	12/25/2049	37,171
2,127,406	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	02/25/2050	228,950
1,747,396	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	04/25/2040	98,941
6,126,683	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	6,173,938
4,439,846	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.42%	I/FI/O	04/25/2040	354,794
725,058	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	04/25/2040	64,225
898,948	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	04/25/2040	68,144
1,409,961	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.44%	I/FI/O	05/25/2040	114,409
10,685,727	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	11,039,877
2,694,799	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	3.72%	I/FI/O	02/25/2040	342,984
1,006,110	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	6.03%	I/F	06/25/2040	1,071,328
7,241,802	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.26%	I/FI/O	06/25/2040	969,481
6,599,609	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	03/25/2039	291,726
7,404,533	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	01/25/2040	644,617
974,149	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,021,145
673,035	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	712,710
8,118,565	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	8,707,841
30,244,912	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	31,607,765
6,995,712	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	7,030,870
24,143,742	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	25,551,882
3,743,201	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	3,935,144
7,486,385	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	7,870,272
9,519,001	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	9,935,589
616,070	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.34%	I/FI/O	08/25/2040	74,165
1,989,896	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	2,039,078
8,668,587	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	13.25%	I/F	09/25/2040	11,977,454
1,633,139	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	2.79%	I/FI/O	02/25/2040	154,908
36,832,927	Federal National Mortgage Association, Series 2011-106-LZ	3.50%	>	10/25/2041	37,350,452
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	5.40%	I/F	11/25/2041	587,763
7,649,157	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	7,768,136
9,509,564	Federal National Mortgage Association, Series 2011-111-EZ	5.00%	>	11/25/2041	10,479,791
5,598,084	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	5,617,411
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	32,613,267
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	30,164,623
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	39,214,050
1,136,667	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	3.96%	I/FI/O	03/25/2041	137,293
9,850,838	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	9,891,771
4,744,126	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	4.30%	I/F	04/25/2041	4,427,596
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	56,177,710
13,444,608	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	13,800,086
36,085,264	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	37,078,655
6,427,471	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	6,630,124
13,653,037	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	14,415,078
9,043,292	Federal National Mortgage Association, Series 2011-38-BZ	4.00%	>	05/25/2041	9,451,727
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,795,358
17,652,589	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	18,639,164
4,169,978	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	4,301,608
9,137,625	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	9,649,251
20,337,613	Federal National Mortgage Association, Series 2011-45-ZA	4.00%	>	05/25/2031	20,914,315
12,306,725	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	13,257,616
2,811,100	Federal National Mortgage Association, Series 2011-48-SC (-2 x 1 Month LIBOR USD + 9.20%, 9.20% Cap)	4.19%	I/F	06/25/2041	2,761,204
11,586,082	Federal National Mortgage Association, Series 2011-58-SA (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.04%	I/FI/O	07/25/2041	1,866,909
1,637,799	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,716,792
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,159,528
17,497,328	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	18,034,775
8,362,499	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	8,770,142
27,057,793	Federal National Mortgage Association, Series 2011-77-Z	3.50%	>	08/25/2041	29,373,583
27,698,329	Federal National Mortgage Association, Series 2011-99-CZ	4.50%	>	10/25/2041	30,299,590
93,018,645	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	100,816,147
12,853,566	Federal National Mortgage Association, Series 2012-104-Z	3.50%	>	09/25/2042	12,857,021
10,044,214	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	10,053,460
37,761,477	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	38,745,658
12,817,457	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	12,653,441
67,896,592	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	66,129,916
60,985,027	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	59,512,299
67,032,386	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	65,023,573
35,697,662	Federal National Mortgage Association, Series 2012-144-PT	4.29%	#	11/25/2049	37,805,087
11,166,798	Federal National Mortgage Association, Series 2012-14-BZ	4.00%	>	03/25/2042	11,713,613
25,520,505	Federal National Mortgage Association, Series 2012-15-PZ	4.00%	>	03/25/2042	27,084,927
19,046,222	Federal National Mortgage Association, Series 2012-20-ZT	3.50%	>	03/25/2042	19,027,928
58,921,938	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	61,798,201
48,446,927	Federal National Mortgage Association, Series 2012-31-Z	4.00%	>	04/25/2042	51,452,545
8,355,004	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	8,140,288
34,806,847	Federal National Mortgage Association, Series 2012-74-Z	4.00%	>	07/25/2042	36,368,094
7,920,137	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	7,414,758
25,288,128	Federal National Mortgage Association, Series 2012-86-ZC	3.50%	>	08/25/2042	25,134,697
35,232,987	Federal National Mortgage Association, Series 2012-96-VZ	3.50%	>	09/25/2042	35,585,443
28,549,141	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	29,967,528
51,009,376	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	49,976,431
26,069,004	Federal National Mortgage Association, Series 2013-130-ZE	3.00%	>	01/25/2044	24,779,133
23,422,841	Federal National Mortgage Association, Series 2013-133-ZT	3.00%	>	01/25/2039	21,758,184
12,474,169	Federal National Mortgage Association, Series 2013-36-Z	3.00%	>	04/25/2043	11,739,040
20,489,972	Federal National Mortgage Association, Series 2013-41-ZH	3.00%	>	05/25/2033	19,299,033
19,292,416	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.39%	I/F	04/25/2043	15,715,432
4,491,480	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	4,291,413
7,059,931	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F	06/25/2043	5,594,253
117,568,742	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%	>	08/25/2043	111,329,111
25,015,357	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.54%	I/FI/O	12/25/2042	3,787,783
26,818,953	Federal National Mortgage Association, Series 2013-8-Z	3.00%	>	02/25/2043	25,617,201
23,680,519	Federal National Mortgage Association, Series 2014-12-GZ	3.50%	>	03/25/2044	23,947,124
25,364,857	Federal National Mortgage Association, Series 2014-21-GZ	3.00%	>	04/25/2044	23,733,595
29,861,187	Federal National Mortgage Association, Series 2014-37-ZY	2.50%	>	07/25/2044	26,080,118
48,062,447	Federal National Mortgage Association, Series 2014-39-ZA	3.00%	>	07/25/2044	45,346,597
12,774,555	Federal National Mortgage Association, Series 2014-46-NZ	3.00%	>	06/25/2043	12,168,499
44,633,020	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	44,625,334
2,396,017	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	2,359,681
57,604,577	Federal National Mortgage Association, Series 2014-60-EZ	3.00%	>	10/25/2044	54,052,864
40,662,262	Federal National Mortgage Association, Series 2014-61-ZV	3.00%	>	10/25/2044	37,860,599
34,290,495	Federal National Mortgage Association, Series 2014-64-NZ	3.00%	>	10/25/2044	31,848,720
94,075,097	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	93,709,437
12,074,310	Federal National Mortgage Association, Series 2014-67-DZ	3.00%	>	10/25/2044	11,218,466
88,779,191	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	88,881,767
38,599,639	Federal National Mortgage Association, Series 2014-68-MZ	3.00%	>	11/25/2044	35,611,660
27,135,495	Federal National Mortgage Association, Series 2014-6-Z	2.50%	>	02/25/2044	23,548,733
37,198,414	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	37,035,481
21,789,901	Federal National Mortgage Association, Series 2014-77-VZ	3.00%	>	11/25/2044	20,137,640
22,052,904	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	21,894,681
27,983,954	Federal National Mortgage Association, Series 2014-84-KZ	3.00%	>	12/25/2044	25,902,661
101,259,631	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	100,467,548
191,520,698	Federal National Mortgage Association, Series 2014-M11-1A	3.12%	#	08/25/2024	195,493,086
33,796,237	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	34,210,261
90,412,093	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	90,679,378
18,173,532	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	18,012,282
57,202,559	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	56,687,118
13,025,781	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	13,003,608
55,674,355	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	55,325,222
157,136,209	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	162,971,745
19,835,148	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	19,701,419
64,266,997	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	64,249,041
43,082,393	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	41,981,987
99,295,272	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	98,568,858
22,568,038	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%	>	10/25/2046	20,183,655
108,696,129	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	107,280,862
84,044,125	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	83,038,142
41,251,631	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	41,301,190
106,941,837	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	105,950,796
56,928,174	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	56,219,356
56,277,701	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	55,836,067
19,708,789	Federal National Mortgage Association, Series 2017-26-DA	3.00%		06/25/2043	19,627,331
28,329,468	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	28,177,911
18,283,317	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	18,283,128
19,856,511	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	19,689,472
29,420,898	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	29,035,093
99,533,025	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	80,214,202
13,974,989	Federal National Mortgage Association, Series 2018-23-CG	2.75%		12/25/2043	13,747,705
246,660,348	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	240,678,638
123,368,358	Federal National Mortgage Association, Series 2018-27-AO	0.00%	P/O	05/25/2048	97,742,579
31,532,790	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	30,793,712
73,209,213	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	71,542,034
217,379,201	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	213,728,991
76,753,200	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	75,096,098
240,063,369	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	235,010,948
54,521,360	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	52,687,474
102,134,043	Federal National Mortgage Association, Series 2018-85-PO	0.00%	P/O	12/25/2048	83,343,136
9,074,715	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.94%	I/FI/O	11/25/2039	1,063,475
95,469,724	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	94,591,302
9,105,805	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	9,676,267
6,916,912	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	7,350,101
11,257,811	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	11,962,158
7,960,138	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	8,458,667
3,098,044	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	3,292,282
2,560,537	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	2,721,443
6,296,845	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	6,692,355
258,016	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	272,944
1,425,935	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,515,210
12,586,887	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	12,964,952
15,134,109	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	14,904,022
755,561	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	806,914
199,630	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	210,654
1,667,307	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,934,145
1,289,361	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,412,382
12,269,373	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	13,038,839
20,606,552	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	21,896,593
18,516,874	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	19,030,177
224,250	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	229,614
1,657,364	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	1,700,233
9,932,856	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	10,123,681
4,398,464	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,471,349
6,521,028	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	6,629,087
33,188,445	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	33,826,137
31,555,507	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	32,161,822
5,715,766	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	5,825,575
11,656,697	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	11,880,610
19,791,658	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	20,170,582
8,488,023	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	8,628,690
29,030,322	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	28,920,975
8,285,794	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	8,149,498
12,402,304	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	12,355,526
36,615,972	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	36,477,870
18,673,268	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	18,602,837
111,387,628	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	109,694,181
79,016,774	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	77,797,060
60,852,895	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	60,623,366
28,584,601	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	28,114,384
35,903,059	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	35,313,302
15,468,629	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	15,410,280
22,743,304	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	22,657,516
27,472,273	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	27,046,098
13,085,425	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	13,036,064
23,808,258	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	23,438,276
21,443,328	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	21,362,437
61,944,344	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	61,710,663
12,259,550	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	12,213,303
872,774	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	912,997
1,018,501	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,082,079
764,498	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	811,781
8,838,248	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	9,094,990
1,022,688	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	1,047,436
8,245,556	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	8,381,795
1,922,684	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,975,977
7,308,276	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	7,490,486
501,615	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	509,929
4,762,252	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	4,841,153
1,386,873	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,409,856
2,319,128	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	2,357,558
4,792,199	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	4,870,382
4,650,602	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	4,727,672
1,860,516	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,891,349
23,879,209	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	24,274,903
5,634,195	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	5,726,293
1,206,908	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,226,909
29,902,026	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	30,770,909
16,641,248	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	16,549,767
2,909,747	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	2,957,971
32,143,392	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	32,760,729
8,051,313	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	8,184,732
5,465,366	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	5,554,519
6,402,749	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	6,508,850
7,645,812	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	7,772,501
1,087,814	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	1,114,164
118,431,642	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	116,481,652
61,325,004	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	60,316,246
3,358,913	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	3,457,509
9,974,983	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	10,274,631
23,034,820	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	22,708,100
30,115,698	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	28,927,917
81,058,480	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	83,412,262
59,921,864	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	58,966,836
26,910,960	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	28,030,181
69,407,070	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	72,762,754
57,348,374	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	57,580,279
27,829,044	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	28,289,501
66,808,947	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	66,440,771
61,597,964	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	61,258,770
16,764,097	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	16,509,228
19,193,102	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	18,890,129
25,452,517	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	26,526,922
26,698,159	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	27,825,139
22,522,005	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	23,472,550
10,898,032	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	11,358,083
9,863,560	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	10,279,945
34,870,660	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	34,739,081
16,264,121	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	16,202,750
33,909,284	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	33,781,332
148,736,871	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	146,204,461
45,366,335	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	44,544,121
27,623,862	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	27,519,625
41,702,662	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	41,545,298
29,536,367	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	29,666,492
32,228,926	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	32,107,307
284,626,206	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	279,405,379
116,492,710	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	114,307,767
41,060,385	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	40,905,439
39,580,299	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	39,430,941
52,259,834	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	52,062,625
26,155,952	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	26,057,250
27,361,849	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	27,258,597
54,993,763	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	53,459,582
70,498,310	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	69,175,975
23,418,788	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	22,765,412
12,297,520	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	11,953,415
12,377,090	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	12,030,763
20,134,808	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	20,208,964
2,411,864	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,506,720
8,837,822	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	9,187,753
1,855,464	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	1,941,507
133,997	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	137,414
175,246	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	179,468
293,816	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	300,496
584,946	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	599,039
297,863	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	305,040
2,743,236	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	2,819,265
1,860,747	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	1,905,578
2,460,194	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	2,519,468
604,317	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	621,067
14,889,995	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	15,302,720
5,704,261	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	5,798,540
113,801,608	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	115,986,803
48,446,558	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	49,377,341
58,907,014	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	60,038,446
28,887,317	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	29,442,183
8,917,775	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	8,868,850
39,357,077	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	40,113,124
5,823,894	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	5,791,875
83,667,172	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	85,273,211
13,241,260	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	13,168,413
10,582,186	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	10,755,562
50,853,983	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	51,831,044
124,249,680	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	123,564,860
144,650,460	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	143,854,085
33,981,441	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	34,634,317
38,220,693	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	38,010,468
6,631,054	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	6,758,259
83,177,915	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	82,720,587
43,261,472	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	43,098,302
5,241,767	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	5,212,972
23,733,639	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	23,644,118
93,011,652	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	92,660,812
57,221,196	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	57,005,352
98,776,303	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	98,403,683
12,616,799	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	12,569,203
72,542,902	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	73,937,479
27,779,499	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	27,627,042
22,834,331	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	22,708,773
42,693,901	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	43,277,492
90,758,236	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	90,259,391
94,762,722	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	92,116,153
95,980,174	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	93,294,565
122,728,904	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	122,055,167
7,928,343	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	8,148,219
4,493,067	Government National Mortgage Association, Pool MA2511M	3.50%		01/20/2045	4,479,281
12,917,533	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.63%	I/FI/O	08/20/2033	1,992,874
5,359,673	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	5,773,553
2,770,929	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	3,008,398
415,537	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	418,345
5,682,871	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.61%	I/FI/O	10/20/2034	739,595
1,476,855	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,582,330
15,700,346	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	16,706,886
906,557	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	21.85%	I/F	05/20/2036	1,526,856
7,011,926	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	2.22%	I/FI/O	04/20/2037	400,662
4,736,873	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	01/16/2038	789,535
8,262,878	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	5.23%	I/FI/O	05/16/2038	1,852,060
3,353,278	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	3.87%	I/FI/O	05/20/2038	385,702
3,808,835	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.78%	I/FI/O	06/20/2038	559,057
2,645,175	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.79%	I/FI/O	06/16/2038	360,537
1,280,268	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.58%	I/FI/O	09/20/2038	150,614
2,744,024	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.10%	I/FI/O	11/16/2036	425,328
10,517,259	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	11,115,029
5,784,553	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.19%	I/FI/O	02/16/2039	956,290
2,055,360	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.63%	I/FI/O	09/20/2038	198,765
5,838,622	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	6,202,113
32,752,632	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	34,700,569
7,503	Government National Mortgage Association, Series 2009-41-ZQ	4.50%	>	06/16/2039	8,019
3,589,241	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	3,800,553
778,270	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	810,102
2,910,054	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.74%	I/FI/O	04/16/2039	324,797
4,949,473	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	5,151,380
3,819,556	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.27%	I/FI/O	03/20/2037	373,044
27,289,947	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.58%	I/FI/O	03/20/2040	2,631,463
7,066,575	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.29%	I/FI/O	01/16/2040	692,241
3,815,307	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	4,043,651
67,479,871	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.78%	I/FI/O	02/20/2040	10,539,897
5,695,044	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	6,164,865
5,789,167	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	3.21%	I/FI/O	04/20/2040	723,194
1,747,072	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.08%	I/FI/O	09/20/2039	223,792
17,622,326	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.28%	I/FI/O	05/20/2040	2,000,710
10,617,660	Government National Mortgage Association, Series 2010-62-ZG	5.50%	>	05/16/2040	11,784,487
8,333,334	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.56%	I/F	12/20/2040	8,368,166
8,333,334	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.56%	I/F	12/20/2040	8,232,576
4,251,257	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	4,450,346
2,734,818	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	2,342,458
25,162,856	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	2.88%	I/FI/O	05/20/2041	2,771,384
23,677,403	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	24,751,097
9,192,368	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	2.91%	I/FI/O	05/20/2041	1,083,549
6,864,177	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.68%	I/FI/O	05/20/2041	1,041,197
4,123,757	Government National Mortgage Association, Series 2012-105-SE (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.73%	I/FI/O	01/20/2041	222,781
8,862,304	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	8,765,288
24,632,642	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.68%	I/FI/O	08/20/2043	3,683,151
25,477,519	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.74%	I/FI/O	09/16/2043	3,791,554
19,261,019	Government National Mortgage Association, Series 2013-182-WZ	2.50%	>	12/20/2043	17,498,332
59,373,092	Government National Mortgage Association, Series 2013-182-ZW	2.50%	>	12/20/2043	53,939,516
17,403,166	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.79%	I/FI/O	02/16/2043	2,335,247
16,644,801	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.78%	I/FI/O	02/20/2043	2,588,648
35,819,350	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	35,588,810
32,315,695	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.13%	I/FI/O	11/20/2044	3,817,237
33,597,388	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.13%	I/FI/O	11/20/2044	4,014,599
50,879,783	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.08%	I/FI/O	02/20/2044	6,553,011
28,181,150	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.73%	I/FI/O	03/20/2044	3,607,486
25,696,378	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.79%	I/FI/O	04/16/2044	3,724,055
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	7,635,951

Total US Government and Agency Mortgage Backed Obligations (Cost $23,025,485,266)					22,829,116,763

US Government and Agency Obligations - 4.6%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	68,824,618
519,920,000	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2022	503,158,528
250,000,000	United States Treasury Notes	1.38%		09/30/2019	247,703,662
250,000,000	United States Treasury Notes	1.50%		10/31/2019	247,718,750
600,000,000	United States Treasury Notes	1.63%		11/15/2022	581,047,932
500,000,000	United States Treasury Notes	2.00%		02/15/2023	490,417,385

Total US Government and Agency Obligations (Cost $2,171,353,704)					2,138,870,875

Short Term Investments - 3.9%
277,730,691	First American Government Obligations Fund - Class X	2.30%	◆		277,730,691
277,730,691	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		277,730,691
277,730,691	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		277,730,691
250,000,000	United States Treasury Bills	0.00%		01/17/2019	249,758,965
250,000,000	United States Treasury Bills	0.00%		01/24/2019	249,646,712
250,000,000	United States Treasury Bills	0.00%		02/14/2019	249,274,305
250,000,000	United States Treasury Bills	0.00%		02/28/2019	249,042,692

Total Short Term Investments (Cost $1,830,963,603)					1,830,914,747

Total Investments - 99.6% (Cost $47,583,134,071)					46,944,972,399
Other Assets in Excess of Liabilities - 0.4%					207,104,375

NET ASSETS - 100.0%					$47,152,076,774

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $12,843,690,860 or 27.2% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

I/O	Interest only security

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Þ	Value determined using significant unobservable inputs.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

¥	Illiquid security

◆	Seven-day yield as of December 31, 2018

r

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	48.4%
Non-Agency Residential Collateralized Mortgage Obligations	25.7%
Non-Agency Commercial Mortgage Backed Obligations	7.7%
Collateralized Loan Obligations	5.3%
US Government and Agency Obligations	4.6%
Asset Backed Obligations	4.0%
Short Term Investments	3.9%
Other Assets and Liabilities	0.4%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.2%
4,583,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	4,609,099
2,974,574	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	2,935,360
9,410,718	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	9,195,843
4,962,824	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	4,930,357
4,821,500	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	4,873,616
4,915,771	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,897,434
12,100,607	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	12,254,327
11,500,000	CLUB Credit Trust, Series 2018-P3-A	3.82%	^	01/15/2026	11,506,925
11,190,231	College Ave Student Loans LLC, Series 2018-A-A1 (1 Month LIBOR USD + 1.20%)	3.71%	^	12/26/2047	11,162,203
2,887,500	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	2,931,061
16,806,600	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	17,181,670
5,400,000	GLS Auto Receivables Trust, Series 2018-2A-B	3.71%	^	03/15/2023	5,425,828
13,418,255	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	13,346,092
9,274,468	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	9,453,460
5,048,385	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	5,246,321
4,937,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	5,006,650
149,265	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	149,143
2,627,278	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	2,662,243
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	7,521,712
11,306,974	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	11,469,442
2,721,392	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	2,722,590
6,000,000	SBA Tower Trust	3.17%	^	04/11/2022	5,925,849
6,354,201	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	6,395,967
1,009,794	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	1,008,947
1,108,811	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	1,108,585
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	511,892
388,088	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	387,221
5,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,956,701
4,350,564	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	4,289,958
5,000,000	SoFi Professional Loan Program, Series 2017-B-BFX	3.70%	#^	05/25/2040	4,997,363
2,000,000	SoFi Professional Loan Program, Series 2017-C-C	4.21%	#^	07/25/2040	2,004,851
3,845,142	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	3,840,089
973,151	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	981,993
4,791,667	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	4,755,643
5,000,000	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	5,107,220
2,551,500	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	2,547,669
4,128,713	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	4,185,002
12,891,667	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	12,924,757
5,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	4,939,871
10,456,500	Wildcat LLC, Series 2017-1A-A	4.12%	±Þ¥	06/30/2027	10,429,313

Total Asset Backed Obligations (Cost $229,555,020)					230,780,267

Bank Loans - 4.9%
235,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		10/01/2025	230,790
1,662,718	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		02/16/2023	1,609,977
270,885	Access CIG LLC, Senior Secured First Lien Delayed-Draw Term Loan	3.75%	±&	02/27/2025	263,945
2,157,809	Access CIG, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.46%		02/27/2025	2,102,526
885,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	873,938
800,975	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	758,924
3,836,693	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	3,728,805
2,720,536	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		04/28/2022	2,551,346
2,587,523	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		04/22/2024	2,064,468
1,366,532	Albertson’s LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.69%		06/22/2023	1,301,621
683,563	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	676,727
2,029,800	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	2,016,799
625,686	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/04/2024	602,893
3,427,107	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/28/2022	3,260,892
2,755,438	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/13/2024	2,575,356
1,110,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	1,028,337
4,529,967	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/31/2024	4,356,334
1,191,940	Altra Industrial Motion Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		10/01/2025	1,135,323
1,377,345	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/21/2024	1,349,798
1,458,040	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.87%		08/30/2024	1,200,456
2,925,603	Amneal Pharmaceuticals LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.06%		05/05/2025	2,781,751
5,684,800	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		09/19/2024	5,436,090
943,606	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		03/20/2024	905,862
1,342,508	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/12/2024	1,275,382
1,325,000	ASP Unifrax Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.53%		¥12/12/2025	1,260,406
5,113,132	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/22/2024	4,841,522
4,136,908	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/03/2023	3,976,603
1,170,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	1,160,500
1,990,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	1,943,991
3,906,498	Avantor, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.57%		11/21/2024	3,796,628
	Avaya, Inc., Senior Secured First Lien Term Loan
1,385,434	(2 Month LIBOR USD + 4.25%)	6.69%		12/16/2024	1,341,273
2,260,446	(1 Month LIBOR USD + 4.25%)	6.71%		12/16/2024	2,188,394
468,813	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	450,529
1,654,063	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		11/27/2025	1,574,204
567,875	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.38%		06/02/2025	543,979
2,587,000	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		10/31/2024	2,524,589
3,540,775	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		02/02/2024	3,451,813
1,955,175	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		06/16/2025	1,867,202
2,685,000	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	7.05%		10/02/2025	2,596,489
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
218,824	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.76%		06/21/2024	208,368
1,148,824	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	1,093,934
2,706,400	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.47%		05/21/2025	2,492,148
	Bright Bidco B.V., Senior Secured First Lien Term Loan
2,136,978	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/28/2024	1,812,423
1,005,637	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		06/28/2024	852,906
2,490,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	2,420,193
2,640,257	BWAY Holding Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.66%		04/03/2024	2,491,742
3,899,651	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		06/16/2023	3,762,188
204,022	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		03/24/2025	202,110
4,864,549	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		¥11/01/2024	4,633,483
1,374,252	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.26%		11/18/2024	1,297,809
2,872,596	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.75%		06/07/2023	2,469,542
4,465,793	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	4,182,215
2,576,794	CH Hold Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		02/01/2024	2,555,330
5,070,236	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		03/01/2024	4,825,166
	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan
2,859,088	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		06/07/2023	2,751,872
1,608,237	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		06/07/2023	1,547,928
2,616,850	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/31/2025	2,518,718
1,965,075	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		10/02/2024	1,899,805
3,104,804	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		09/18/2024	2,936,617
2,796,515	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		12/20/2024	2,767,151
1,295,000	Concentra Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		06/01/2022	1,243,200
2,716,330	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		04/19/2024	2,607,677
1,227,054	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	895,750
1,552,179	CP VI Bella Topco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		12/27/2024	1,497,852
1,146,511	CPI Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		¥03/21/2024	1,118,565
395,000	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥11/17/2025	388,581
530,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.75%		01/15/2026	503,500
4,261,878	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	3,958,219
3,909,328	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/29/2024	3,752,955
1,336,898	CVS Holdings I, LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.28%		¥02/06/2025	1,274,652
3,890,378	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		05/01/2024	3,738,653
540,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	499,500
2,693,038	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/13/2025	2,557,268
893,258	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		02/01/2024	848,778
2,105,420	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		¥06/06/2025	2,052,785
527,923	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%	&¥	06/06/2025	514,725
221,984	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		07/24/2024	215,047
2,743,662	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.96%		05/27/2024	2,498,448
967,000	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/22/2025	939,199
3,627,588	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.19%		11/15/2024	3,455,277
1,750,000	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		12/12/2025	1,717,188
4,027,250	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/06/2025	3,891,330
635,200	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/07/2025	613,762
4,305,000	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/10/2025	4,023,625
3,982,357	Equian Buyer Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.76%		05/20/2024	3,864,877
4,253,872	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		03/08/2024	4,120,938
3,301,059	Excelitas Technologies Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		12/02/2024	3,193,775
347,576	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.71%		11/29/2024	331,500
3,865,241	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		05/02/2023	3,747,680
2,104,100	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		03/31/2025	2,035,717
3,390,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	3,241,688
4,139,784	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.31%		08/01/2024	3,777,553
3,106,196	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		02/26/2025	3,003,691
3,991,083	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	3,927,884
1,605,000	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		12/08/2025	1,571,560
2,938,082	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.34%		10/25/2023	2,664,209
867,840	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.06%		08/18/2025	837,466
2,965,100	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.63%		¥05/02/2025	2,861,322
4,095,453	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.24%		05/24/2024	3,914,556
2,668,556	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/01/2024	2,542,213
535,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	411,950
4,117,373	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		12/01/2023	3,977,547
4,382,320	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.31%		07/02/2025	4,261,806
1,065,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	1,065,000
3,245,000	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.55%		10/22/2025	3,180,100
2,210,000	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		10/10/2025	2,138,175
4,143,750	GrafTech Finance Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		02/12/2025	3,931,383
1,390,000	Gray Television, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.90%		01/02/2026	1,347,063
4,378,000	GTT Communications Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/02/2025	4,129,921
3,553,888	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	2,740,936
1,945,473	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	5.02%		08/18/2023	1,842,733
1,491,225	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		08/05/2024	1,438,406
673,313	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/17/2023	648,063
1,879,836	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	6.02%		07/01/2024	1,827,670
825,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	816,750
2,563,185	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/05/2022	2,493,979
4,115,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.26%		11/30/2023	4,002,208
2,647,722	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		11/21/2024	2,508,716
4,414,311	IRB Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		02/05/2025	4,220,081
2,645,000	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.84%		12/01/2025	2,584,668
5,456,423	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		08/18/2022	5,204,063
2,588,150	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	2,474,919
2,323,325	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥04/25/2025	2,288,475
1,640,114	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		08/01/2022	1,587,844
1,780,538	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.56%		¥06/23/2025	1,673,705
3,204,858	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		06/30/2022	2,627,984
3,021,905	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		¥05/15/2023	2,859,493
5,152,467	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.54%		11/01/2023	4,913,083
24,518	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		12/01/2023	23,936
1,460,231	Learfield Communications LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.73%		¥12/01/2023	1,427,376
3,544,239	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.46%		06/10/2022	3,424,125
908,138	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.77%		03/24/2025	876,925
2,703,225	LTI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		09/08/2025	2,552,304
2,595,388	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.50%		02/18/2025	2,396,412
1,005,000	Marriott Ownership Resorts Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.77%		08/29/2025	984,900
409,588	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%	&¥	03/20/2025	396,276
2,540,946	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%		¥03/20/2025	2,458,365
978,031	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	915,681
958,125	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	933,242
1,650,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.82%		10/01/2025	1,570,256
3,819,871	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		09/28/2023	3,590,679
4,056,582	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		11/29/2024	3,919,693
383,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	373,992
3,405,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	3,309,251
800,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	783,332
1,426,352	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	1,279,260
5,460,756	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.55%		06/07/2023	5,191,514
1,972,363	National Vision, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		11/20/2024	1,918,123
1,375,000	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/20/2025	1,324,304
270,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	255,150
1,145,000	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		08/14/2026	1,084,647
3,230,588	Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/28/2025	3,004,446
400,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.28%		10/24/2025	393,500
2,296,477	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		09/27/2024	2,092,664
1,010,000	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.71%		10/15/2025	976,862
1,265,000	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		03/11/2022	1,003,866
1,295,213	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.14%		03/03/2025	1,250,955
4,665,048	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		03/21/2025	4,580,494
4,441,715	Pisces Midco Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.18%		04/12/2025	4,064,169
4,100,363	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		07/02/2025	3,955,825
2,684,471	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/29/2024	2,516,691
4,959,596	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.18%		12/06/2024	4,765,328
650,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	627,250
4,178,130	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.06%		03/06/2025	4,052,786
4,081,216	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		05/02/2022	3,902,663
1,958,620	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		03/07/2025	1,868,857
3,034,862	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.94%		04/26/2024	2,936,229
1,773,770	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		02/01/2024	1,678,846
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
2,219,438	(3 Month LIBOR USD + 4.25%)	6.66%		¥07/09/2025	2,180,598
2,219,438	(6 Month LIBOR USD + 4.25%)	6.87%		¥07/09/2025	2,180,598
2,170,000	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.13%		11/14/2025	2,064,896
2,611,875	Renaissance Holding Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/02/2025	2,437,219
1,884,782	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	1,520,783
3,340,524	Reynolds Group Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/06/2023	3,193,775
2,571,584	Robertshaw US Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.06%		¥02/28/2025	2,359,429
1,650,000	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	1,579,875
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
4,191,012	(2 Month LIBOR USD + 2.75%)	5.25%		08/14/2024	3,947,032
983,077	(1 Month LIBOR USD + 2.75%)	5.27%		08/14/2024	925,847
2,622,356	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		10/31/2022	2,592,854
620,000	Securus Technologies Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan	7.31%	±¥	11/01/2024	599,075
4,246,320	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	7.02%		11/01/2024	4,097,699
845,000	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		11/06/2025	809,442
3,348,308	Select Medical Corporation, Senior Secured First Lien Term Loan (Prime Rate + 1.50%)	7.00%		03/01/2021	3,219,951
4,310,000	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.63%		08/01/2025	4,105,275
2,681,525	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.72%		06/13/2025	2,612,824
1,791,463	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		01/23/2025	1,740,710
1,551,341	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/05/2024	1,497,292
3,181,225	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	3,085,788
570,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	541,500
2,542,440	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/03/2023	2,405,796
5,056,934	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.05%		09/30/2022	4,888,058
1,678,420	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/27/2025	1,618,635
	Southern Graphics Inc., Senior Secured First Lien Term Loan
1,405,815	(1 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	1,326,147
1,585,280	(2 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	1,495,442
1,311,704	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		¥05/15/2025	1,261,420
583,538	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	546,066
1,860,310	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.50%		04/16/2025	1,761,490
1,535,158	StandardAero Aviation Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/07/2022	1,521,004
1,377,092	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.54%		09/12/2024	1,323,448
3,275,000	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.60%		10/01/2025	3,144,000
980,075	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.30%		07/10/2025	950,060
1,416,629	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	1,251,506
3,322,526	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	283.50%		11/17/2023	3,158,061
3,212,387	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		05/01/2024	3,087,104
3,370,000	Tenneco Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		10/01/2025	3,178,753
3,310,000	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.69%		07/21/2025	3,198,867
255,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	243,525
1,590,000	Thor Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.15%		¥11/03/2025	1,510,500
4,068,104	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.34%		03/28/2025	3,742,655
4,200,740	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.10%		02/01/2023	4,009,102
3,575,800	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		06/09/2023	3,383,601
2,015,129	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		05/30/2025	1,907,138
2,905,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	6.60%		09/27/2024	2,796,063
119,685	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		12/24/2020	119,161
2,243,594	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		01/29/2024	2,208,257
2,591,317	U.S. Renal Care, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	7.05%		12/30/2022	2,475,355
1,738,898	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.56%		05/01/2025	1,525,161
2,700,000	Uber Technologies Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.39%		04/04/2025	2,637,563
1,670,919	UFC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		08/18/2023	1,632,488
1,350,888	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.47%		04/12/2024	1,212,422
840,000	United Rentals (North America), Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	824,670
630,000	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	622,125
930,000	Universal Hospital Services Inc, Senior Secured First Lien Delayed-Draw Term Loan	5.62%	±¥	10/18/2025	902,100
432,869	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		12/08/2023	412,308
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loa
2,038,206	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	1,971,964
1,197,041	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	6.00%		10/28/2024	1,158,137
1,446,473	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.64%		08/20/2025	1,403,079
3,826,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	3,711,220
3,205,000	Vertafore, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.05%		07/02/2025	3,055,759
2,430,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	2,344,950
813,512	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	807,411
2,571,313	West Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.53%		10/10/2024	2,368,835
3,528,338	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		¥12/02/2024	3,358,536
2,925,000	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.28%		04/30/2025	2,833,594
1,544,400	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	1,297,296
3,701,315	York Risk Services Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		10/01/2021	3,471,297

Total Bank Loans (Cost $544,018,165)					518,983,761

Collateralized Loan Obligations - 2.9%
875,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.94%	^	07/15/2026	875,536
1,000,000	AIMCO, Series 2018-AA-D (3 Month LIBOR USD + 2.55%)	5.00%	^	04/17/2031	898,014
3,000,000	ALM LLC, Series 2013-7RA-CR (3 Month LIBOR USD + 4.04%)	6.48%	^	10/15/2028	2,995,994
3,800,000	ALM LLC, Series 2013-8A-CR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.39%	^	10/15/2028	3,788,749
2,700,000	ALM LLC, Series 2016-19A-B (3 Month LIBOR USD + 3.00%)	5.44%	^	07/15/2028	2,703,215
2,000,000	ALM LLC, Series 2016-19A-C (3 Month LIBOR USD + 4.35%)	6.79%	^	07/15/2028	2,003,675
1,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	5.04%	^	04/15/2031	899,971
747,562	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.43%	^	01/19/2025	745,993
2,950,000	Apidos Ltd., Series 2013-16A-BR (3 Month LIBOR USD + 1.95%)	4.40%	^	01/19/2025	2,899,617
1,500,000	Apidos Ltd., Series 2015-20R2 (3 Month LIBOR USD + 2.95%)	5.39%	^	07/16/2031	1,383,937
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.31%	^	05/28/2030	4,929,413
4,500,000	Avery Point Ltd., Series 2105-7A-D (3 Month LIBOR USD + 4.15%)	6.59%	^	01/15/2028	4,510,786
5,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/20/2030	4,784,591
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.07%	^	01/20/2031	3,114,282
3,250,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.04%	^	07/18/2029	3,204,390
2,250,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.39%	^	01/15/2028	2,171,517
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%)	5.04%	^	04/15/2031	1,838,509
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.37%	^	07/20/2029	4,845,348
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.32%	^	10/15/2030	1,850,757
3,000,000	BlueMountain Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 4.15%)	6.62%	^	01/20/2029	2,981,490
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	5.07%	^	04/20/2031	3,648,021
2,000,000	BlueMountain Ltd., Series 2016-3R-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.72%	^	11/15/2030	1,886,727
2,000,000	Bristol Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.10%)	6.54%	^	04/15/2029	1,991,786
5,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	6.40%	^	10/16/2028	5,001,126
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.44%	^	07/15/2030	4,146,801
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.27%	^	01/30/2031	2,463,432
1,500,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	6.09%	^	04/15/2029	1,444,323
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%)	5.24%	^	07/15/2031	2,820,644
1,500,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	6.04%	^	07/15/2030	1,459,721
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.34%	^	07/15/2031	3,653,047
2,700,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-C (3 Month LIBOR USD + 4.05%)	6.52%	^	01/20/2028	2,706,228
2,500,000	Carlyle US Ltd., Series 2016-4R-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.27%	^	10/20/2027	2,347,374
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%)	5.05%	^	04/17/2030	3,009,392
2,150,000	CRMN Mortgage Trust, Series 2016-1A-C (3 Month LIBOR USD + 3.85%)	6.29%	^	01/18/2029	2,118,663
10,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.81%	^	07/20/2030	9,973,816
10,000,000	Dryden Senior Loan Fund, Series 2014-33A-DR (3 Month LIBOR USD + 4.35%)	6.79%	^	10/15/2028	10,003,593
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.72%	^	08/15/2031	2,854,152
2,000,000	Dryden Senior Loan Fund, Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	5.16%	^	05/15/2031	1,840,988
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.15%	^	07/15/2030	2,112,430
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%)	5.39%	^	10/15/2030	1,893,715
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	8.84%	^	10/15/2030	3,803,595
2,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.82%	^	04/20/2029	1,942,339
5,000,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	5.32%	^	04/20/2030	4,691,394
3,500,000	GoldenTree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%)	4.84%	^	01/18/2031	3,476,724
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%)	5.77%	^	01/20/2030	1,930,053
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.24%	^	08/01/2025	740,893
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	6.12%	^	10/22/2025	1,484,024
2,500,000	Highbridge Loan Management Ltd., Series 2016-8A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.25%	^	07/20/2030	2,293,303
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.44%	^	10/15/2030	1,390,384
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	5.22%	^	07/20/2031	3,691,987
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	5.89%	^	07/15/2027	1,946,839
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.14%	^	10/20/2027	1,888,797
3,250,000	LCM Ltd., Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.40%	^	10/20/2030	3,053,801
4,000,000	Madison Park Funding Ltd., Series 2014-14A-DRR (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.42%	^	10/22/2030	3,766,248
2,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.96%	^	01/27/2026	1,991,662
1,250,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.95%	^	01/27/2026	1,191,489
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	7.97%	^	04/20/2026	969,867
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/21/2030	4,698,037
2,000,000	Madison Park Funding Ltd., Series 2016-24A-D (3 Month LIBOR USD + 3.85%)	6.32%	^	01/20/2028	1,986,043
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%)	5.29%	^	10/18/2031	3,736,451
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%)	5.32%	^	11/15/2028	1,413,690
2,000,000	MDPK, Series 2018-32A-D (3 Month LIBOR USD + 4.10%, 4.10% Floor)	0.00%	^	01/22/2031	2,000,000
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.47%	^	10/20/2030	946,854
3,500,000	Neuberger Berman Loan Advisers Ltd., Series 2016-23A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.35%	^	10/17/2027	3,268,066
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.54%	^	10/19/2031	2,333,433
6,000,000	Oak Hill Credit Partners Ltd., Series 2014-10RA-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	0.00%	^	12/12/2030	5,626,366
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.44%	^	07/15/2029	5,589,738
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.34%	^	07/17/2030	1,873,554
6,900,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.70%)	6.15%	^	07/19/2030	6,779,837
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	7.92%	^	01/22/2030	2,211,301
2,193,659	Octagon Investment Partners Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.25%)	6.74%	^	01/24/2028	2,194,476
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%)	5.39%	^	07/15/2030	9,338,245
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	5.97%	^	03/17/2030	3,883,913
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.67%	^	03/17/2030	1,686,903
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	5.21%	^	07/25/2030	2,335,837
2,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.69%	^	10/20/2030	1,859,021
10,000,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.04%	^	01/15/2030	9,145,616
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.40%	^	10/15/2031	2,924,610
2,500,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	5.09%	^	04/15/2028	2,397,347
2,387,318	Taconic Park Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.05%)	6.52%	^	01/20/2029	2,392,824
4,000,000	TCI-Cent Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	6.51%	^	12/21/2029	4,003,406
2,000,000	TCI-Cent Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.65%)	6.14%	^	07/25/2030	1,965,246
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C (3 Month LIBOR USD + 3.05%)	5.50%	^	07/17/2028	5,001,537
2,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.87%	^	10/20/2026	1,984,845
10,015,464	Venture Ltd., Series 2006-7A-A1A (3 Month LIBOR USD + 0.23%)	2.70%	^	01/20/2022	10,015,499
3,000,000	Voya Ltd., Series 2014-1A-CR2 (3 Month LIBOR USD + 2.80%)	5.24%	^	04/18/2031	2,828,468
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.12%	^	07/15/2031	3,753,342
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	4.07%	^	01/20/2032	9,989,957
2,000,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	6.54%	^	01/15/2026	1,991,330
2,810,000	Wind River Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 3.65%)	6.12%	^	07/20/2030	2,734,637
2,250,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.44%	^	07/18/2031	2,125,634
1,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	01/15/2031	899,599
3,000,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	5.29%		07/15/2028	2,923,966
3,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	6.19%	^	04/18/2029	2,960,603
3,000,000	Wind River Ltd., Series 2017-3A-D (3 Month LIBOR USD + 3.15%)	5.59%	^	10/15/2030	2,838,850
4,000,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.24%	^	07/15/2030	3,698,946
2,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.11%	^	07/15/2030	2,338,287
3,000,000	Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.78%	^	01/20/2031	2,788,477

Total Collateralized Loan Obligations (Cost $318,519,595)					306,519,953

Foreign Corporate Bonds - 9.6%
600,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	594,196
3,700,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	3,644,422
14,235,000	AerCap Global Aviation Trust	3.50%		01/15/2025	13,010,343
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,293,000
5,500,000	AES Dominicana	7.95%		05/11/2026	5,582,500
200,000	AES Gener S.A.	5.00%		07/14/2025	192,925
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,088,000
950,000	Alcoa Nederland Holding B.V.	6.13%	^	05/15/2028	912,000
500,000	Alibaba Group Holding Ltd.	2.80%		06/06/2023	484,273
1,975,000	Altice France SA	7.38%	^	05/01/2026	1,817,000
2,000,000	America Movil S.A.B. de C.V.	5.00%		03/30/2020	2,035,665
14,120,000	Anglo American Capital PLC	4.50%	^	03/15/2028	13,119,626
2,830,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	2,619,505
13,375,000	AstraZeneca PLC	2.38%		06/12/2022	12,840,094
1,775,000	Avation Capital S.A.	6.50%	^	05/15/2021	1,775,000
1,480,000	Avolon Holdings Funding Ltd.	5.13%	^	10/01/2023	1,417,100
9,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	8,993,731
200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	203,040
2,386,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	2,322,759
2,000,000	Banco de Credito del Peru	2.25%		10/25/2019	1,981,400
1,890,000	Banco de Credito del Peru	5.38%		09/16/2020	1,955,205
6,200,000	Banco de Credito e Inversiones	4.00%		02/11/2023	6,153,820
1,000,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,005,000
4,100,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,120,500
1,000,000	Banco del Estado de Chile	2.67%	^	01/08/2021	978,637
14,800,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	12,746,500
266,000	Banco General S.A.	4.13%		08/07/2027	244,554
800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	789,008
10,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	10,310,000
1,000,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	1,051,750
500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	495,625
7,550,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	6,134,375
2,400,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	2,331,024
11,023,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	10,719,978
2,500,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	2,260,900
5,300,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	5,102,442
300,000	Banco Santander	3.88%		09/20/2022	299,699
13,400,000	Banco Santander (3 Month LIBOR USD + 1.09%)	3.77%		02/23/2023	13,127,682
5,600,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	5,642,000
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,031,260
4,742,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	4,582,005
2,500,000	Banistmo S.A.	3.65%	^	09/19/2022	2,384,375
10,205,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	9,462,586
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,262,500
13,415,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	4.01%		05/16/2024	12,783,150
1,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,831,518
1,200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,110,000
17,696,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	15,417,817
1,600,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,560,000
2,450,000	BDO Unibank, Inc.	2.63%		10/24/2021	2,358,756
16,900,000	BDO Unibank, Inc.	2.95%		03/06/2023	16,016,232
2,100,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,118,354
11,900,000	Bharti Airtel Ltd.	5.13%		03/11/2023	11,719,810
7,300,000	Bharti Airtel Ltd.	4.38%		06/10/2025	6,662,031
13,195,000	BNP Paribas S.A.	3.38%	^	01/09/2025	12,439,365
13,405,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	3.95%	^	09/26/2023	13,374,530
12,300,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	11,660,463
1,300,000	Braskem Finance Ltd.	6.45%		02/03/2024	1,369,888
4,800,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	4,626,000
12,600,000	C&W Senior Financing DAC	6.88%		09/15/2027	11,689,650
1,920,000	Camelot Finance S.A.	7.88%	^	10/15/2024	1,866,720
1,250,000	Camposol S.A.	10.50%	^	07/15/2021	1,309,375
1,200,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,110,000
11,400,000	Canacol Energy Ltd.	7.25%		05/03/2025	10,545,000
2,587,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,625,184
5,000,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	4,854,828
13,665,000	CNOOC Finance Ltd.	3.75%		05/02/2023	13,664,932
5,900,000	CNOOC Finance Ltd.	3.50%		05/05/2025	5,724,646
900,000	CNPC General Capital Ltd.	3.95%		04/19/2022	912,252
2,000,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	2,048,707
1,900,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	1,961,750
4,100,000	Comcel Trust	6.88%		02/06/2024	4,188,212
12,975,102	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	12,050,626
6,610,000	Cosan Overseas Ltd.	8.25%	†	02/05/2019	6,684,363
13,315,000	Credit Agricole S.A.	3.75%	^	04/24/2023	13,041,304
13,175,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	4.02%	^	06/12/2024	12,985,832
3,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	3,213,034
12,650,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	12,128,188
785,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	785,775
1,760,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,765,140
7,100,000	Digicel Ltd.	7.13%		¥04/01/2022	3,354,750
3,900,000	Digicel Ltd.	7.13%	^¥	04/01/2022	1,842,750
3,000,000	ECL S.A.	5.63%		01/15/2021	3,078,706
2,500,000	Ecopetrol S.A.	5.88%		09/18/2023	2,612,500
5,687,000	Embotelladora Andina S.A.	5.00%		10/01/2023	5,859,850
1,217,942	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,169,889
4,400,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	3,903,127
6,155,488	ENA Norte Trust	4.95%		04/25/2023	6,190,882
13,430,000	Enel Finance International N.V.	4.25%	^	09/14/2023	13,144,644
1,400,000	Energuate Trust	5.88%		05/03/2027	1,300,250
4,700,000	ENTEL Chile S.A.	4.75%		08/01/2026	4,434,470
9,200,000	ESAL GMBH	6.25%		02/05/2023	9,154,000
2,900,000	Export-Import Bank of India	4.00%		01/14/2023	2,894,492
2,000,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	1,928,020
2,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,928,020
14,200,000	Fortis, Inc.	2.10%		10/04/2021	13,659,815
5,000,000	Fresnillo PLC	5.50%		11/13/2023	5,100,000
6,980,000	Geopark Ltd.	6.50%		09/21/2024	6,482,675
12,200,000	Global Bank Corporation	5.13%		10/30/2019	12,251,850
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,458,300
1,900,000	Global Bank Corporation	4.50%		10/20/2021	1,847,180
365,000	GNL Quintero S.A.	4.63%		07/31/2029	353,594
10,500,000	Gohl Capital Ltd.	4.25%		01/24/2027	9,909,109
300,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	279,750
9,822,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	9,159,015
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	187,250
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,048,287
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	3,543,750
5,581,097	Guanay Finance Ltd.	6.00%		12/15/2020	5,643,884
1,200,000	Guatemala Energuate Trust	5.88%	^	05/03/2027	1,114,500
2,856,000	GW Honos Security Corporation	8.75%	^	05/15/2025	2,613,240
19,845,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	4.16%		09/12/2026	19,560,961
1,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	992,585
3,908,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	4,079,108
12,867,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	13,568,617
5,084,000	Industrial Senior Trust	5.50%		11/01/2022	4,963,255
9,000,000	Inkia Energy Ltd.	5.88%		11/09/2027	8,370,090
1,025,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	896,875
1,110,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	1,082,250
4,550,832	Interoceanica Finance Ltd.	0.00%		11/30/2025	3,976,289
4,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	4,522,095
1,200,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,211,736
2,800,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	2,632,000
6,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	5,686,500
3,900,000	JBS Investments GmbH	7.25%		04/03/2024	3,945,864
3,400,000	JBS Investments GmbH	7.00%	^	01/15/2026	3,340,500
1,860,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	1,432,200
3,049,000	Latam Finance Ltd.	6.88%		04/11/2024	3,013,967
4,000,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	3,994,940
13,685,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	12,202,675
7,150,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.02%)	3.19%	^	11/28/2023	6,884,792
6,305,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15%	^	03/27/2024	6,311,424
15,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	14,829,150
2,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	1,897,020
400,000	MARB BondCo PLC	7.00%		03/15/2024	379,404
9,810,000	MARB BondCo PLC	6.88%		01/19/2025	9,122,172
1,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	1,006,250
900,000	MEG Energy Corporation	7.00%	^	03/31/2024	864,000
3,873,150	Mexico Generadora de Energia	5.50%		12/06/2032	3,718,224
3,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	2,975,310
1,300,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	1,318,005
1,600,000	Millicom International Cellular S.A.	5.13%		01/15/2028	1,432,000
9,140,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	8,545,991
3,500,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	3,062,535
13,170,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	3.48%		03/02/2023	12,959,232
3,940,000	New Red Finance, Inc.	5.00%	^	10/15/2025	3,634,650
1,500,000	Nexa Resources S.A.	5.38%		05/04/2027	1,456,875
1,500,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	†Ω¥	01/30/2019	22,500
5,300,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	^†Ω¥	01/31/2019	79,500
1,700,000	Odebrecht Finance Ltd.	7.13%	Ω¥	06/26/2042	246,500
16,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	15,375,319
2,200,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	1,949,750
6,000,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	6,021,978
13,050,000	Pampa Energia S.A.	7.50%		01/24/2027	10,997,235
6,833,304	Panama Metro Line SP	0.00%	^	12/05/2022	6,218,375
9,603,355	Panama Metro Line SP	0.00%		12/05/2022	8,739,149
800,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	797,000
14,700,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	13,634,250
7,800,000	Petronas Capital Ltd.	3.50%		03/18/2025	7,684,427
500,000	PSA International Ltd.	3.88%		02/11/2021	508,073
1,400,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	1,364,300
13,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	13,471,517
6,565,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.48%)	3.50%		05/15/2023	6,317,660
2,300,000	SACI Falabella	3.75%		04/30/2023	2,236,933
11,662,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	11,035,563
10,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	9,101,990
530,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	491,575
1,350,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	1,316,250
6,500,000	SUAM Finance B.V.	4.88%		04/17/2024	6,459,375
19,655,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 0.74%)	3.19%		01/17/2023	19,419,362
2,805,000	Superior Plus LP	7.00%	^	07/15/2026	2,720,850
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	335,447
2,335,000	Takeda Pharmaceutical Company Ltd.	4.40%	^	11/26/2023	2,362,963
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	3,945,384
2,475,000	Telesat LLC	8.88%	^	11/15/2024	2,580,188
16,500,000	Temasek Financial Ltd.	2.38%		01/23/2023	15,993,274
3,650,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,494,875
11,155,000	Teva Pharmaceutical Finance Netherlands B.V.	2.80%		07/21/2023	9,616,564
900,000	Transelec S.A.	4.63%		07/26/2023	907,542
400,000	Transelec S.A.	3.88%		01/12/2029	364,500
7,300,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	7,062,750
10,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	8,466,000
700,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	600,257
1,418,000	Union Bank of the Philippines	3.37%		11/29/2022	1,352,780
9,083,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	8,383,673
8,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	7,931,520
9,500,000	UPL Corporation	3.25%		10/13/2021	9,205,196
3,130,000	Vedanta Resources PLC	7.13%		05/31/2023	2,822,478
6,800,000	Vedanta Resources PLC	6.13%		08/09/2024	5,671,112
1,900,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	1,949,875
6,353,000	VTR Finance B.V.	6.88%		01/15/2024	6,376,824
1,813,000	VTR Finance B.V.	6.88%	^	01/15/2024	1,819,799
19,775,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.72%)	3.34%		05/15/2023	19,579,163
10,550,000	YPF S.A.	8.50%		07/28/2025	9,508,188
4,200,000	YPF S.A.	6.95%		07/21/2027	3,438,750

Total Foreign Corporate Bonds (Cost $1,071,965,638)					1,023,618,059

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.2%
11,200,000	Argentine Republic Government International Bond	6.88%		01/26/2027	8,575,000
4,500,000	Argentine Republic Government International Bond	5.88%		01/11/2028	3,251,250
3,000,000	Argentine Republic Government International Bond	6.63%		07/06/2028	2,222,250
9,000,000	Chile Government International Bond	3.13%		03/27/2025	8,762,940
7,900,000	Chile Government International Bond	3.13%		01/21/2026	7,643,131
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	8,435,075
5,000,000	Indonesia Government International Bond	4.88%		05/05/2021	5,116,805
7,000,000	Israel Government International Bond	2.88%		03/16/2026	6,752,900
8,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	7,822,480
500,000	Malaysia Sovereign Sukuk BHD	3.18%		04/27/2026	486,590
1,000,000	Mexico Government International Bond	4.00%		10/02/2023	996,585
11,621,000	Mexico Government International Bond	4.15%		03/28/2027	11,253,893
16,815,000	Mexico Government International Bond	3.75%		01/11/2028	15,768,434
8,000,000	Panama Government International Bond	4.00%		09/22/2024	8,088,080
10,000,000	Perusahaan Penerbit	4.15%	^	03/29/2027	9,630,000
3,000,000	Perusahaan Penerbit	4.15%		03/29/2027	2,889,000
17,100,000	Philippine Government International Bond	4.20%		01/21/2024	17,609,683
12,400,000	Provincia de Buenos Aires	7.88%		06/15/2027	8,990,124

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $145,231,916)					134,294,220

Municipal Bonds - 0.1%
3,290,000	Missouri Highway & Transportation Commission	5.06%		05/01/2024	3,592,384
4,430,000	State of California	7.55%		04/01/2039	6,361,436

Total Municipal Bonds (Cost $10,078,330)					9,953,820

Non-Agency Commercial Mortgage Backed Obligations - 7.4%
11,235,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	11,033,998
12,071,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	06/15/2035	11,956,771
5,012,564	BANK, Series 2017-BNK8-XA	0.75%	#I/O	11/15/2050	263,784
190,849,145	BANK, Series 2018-BN10-XA	0.75%	#I/O	02/15/2061	10,221,880
76,486,985	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.51%	#I/O	02/15/2050	6,965,700
1,508,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.66%	^	08/15/2036	1,482,146
1,719,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.16%	^	08/15/2036	1,696,955
3,464,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.96%	^	08/15/2036	3,431,392
3,451,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.96%	^	08/15/2036	3,448,152
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	3,460,463
11,000,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	10,874,544
3,283,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.78%	^	03/15/2037	3,223,405
8,207,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	8,018,570
4,128,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	10/15/2032	4,074,134
6,657,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	10/15/2032	6,670,234
3,163,700	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.51%	^	07/15/2034	3,118,297
5,361,800	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.61%	^	07/15/2034	5,311,863
4,177,000	BX Trust, Series 2018-BILT-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2030	4,153,699
11,731,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	11,522,718
1,564,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	1,567,133
4,617,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.35%	#^	10/15/2034	4,517,794
73,609,993	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.05%	#I/O	01/10/2048	4,340,722
11,498,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	02/15/2037	11,310,565
7,196,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.46%	^	11/15/2036	7,110,345
3,838,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	3,843,577
8,026,961	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.80%	#^I/O	09/10/2045	401,434
3,768,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	3,403,388
4,098,701	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.38%	#I/O	02/10/2048	265,328
7,840,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	7,683,466
72,789,143	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.87%	#I/O	11/10/2048	2,954,744
11,152,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	8,813,345
45,703,987	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	3,979,985
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,149,722
44,852,631	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.00%	#I/O	07/10/2049	4,793,298
83,204,700	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.54%	#I/O	10/10/2049	6,772,888
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-P6-A5	3.72%	#	12/10/2049	6,402,895
1,977,000	Citigroup Commercial Mortgage Trust, Series 2018-C5-C	4.72%	#	06/10/2051	1,987,450
3,224,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.45%	^	06/11/2032	3,211,019
3,224,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	3,207,071
3,224,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.90%	^¥	06/11/2032	3,213,173
424,781	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	427,079
22,373,027	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.87%	#I/O	10/15/2045	1,283,686
8,626,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^Þ¥	10/15/2045	4,506,861
3,341,802	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.11%	#^I/O	12/10/2044	177,197
7,910,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	7,455,805
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	3,473,066
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	4,628,254
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	1,371,804
58,230,432	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.96%	#I/O	10/10/2048	2,896,452
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.30%	#	07/10/2048	4,284,142
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	5,580,307
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	6,766,770
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.64%	#	02/10/2049	3,731,820
58,559,718	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.04%	#I/O	02/10/2049	3,216,152
9,247,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	9,066,782
2,808,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-F	3.46%	#^¥	08/10/2029	2,703,705
12,424,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	4.16%	^	09/15/2033	12,383,592
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	5,662,909
58,180,679	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.80%	#I/O	01/15/2049	5,175,590
116,254,960	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.25%	#I/O	06/15/2050	7,833,736
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.89%	#	11/15/2051	11,543,981
3,800,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-C	4.77%	#	08/15/2051	3,894,409
4,944,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2032	4,900,374
4,944,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.76%	^	07/15/2032	4,909,390
4,503,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.35%)	3.81%	^	06/15/2033	4,407,485
186,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.91%	^¥	06/15/2033	182,502
7,354,573	DBGS Mortgage Trust, Series 2018-BIOD-B (1 Month LIBOR USD + 0.89%, 0.89% Floor)	3.34%	^	05/15/2035	7,283,362
3,011,390	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.06%	#^I/O	07/10/2044	60,209
4,475,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,074,929
61,119,736	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.48%	#I/O	05/10/2049	4,883,858
2,978,102	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.40%	^¥	07/25/2023	3,102,959
674,584	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	636,470
5,296,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.71%	^	09/15/2034	5,209,688
8,210,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.71%	^	09/15/2034	8,090,034
4,370,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.68%	^	09/15/2034	4,312,726
12,284,000	GS Mortgage Securities Corporation, Series 2018-3PCK-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.91%	^	09/15/2021	12,293,238
2,852,117	GS Mortgage Securities Trust, Series 2011-GC5-XA	1.34%	#^I/O	08/10/2044	77,238
4,786,919	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.95%	#^I/O	01/10/2045	223,440
3,741,000	GS Mortgage Securities Trust, Series 2014-GC26-C	4.51%	#	11/10/2047	3,692,156
10,957,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	9,481,842
97,634,270	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.81%	#I/O	11/10/2048	4,352,018
61,445,464	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.66%	#I/O	05/10/2049	5,202,379
118,586,266	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	#I/O	08/10/2050	8,669,877
10,897,000	GS Mortgage Securities Trust, Series 2017-GS8-C	4.34%	#	11/10/2050	10,728,391
47,058,962	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	#I/O	11/10/2050	3,093,294
774,266	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.29%	#I/O	05/15/2045	963
723,758	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	723,092
3,778	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	3,777
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	#^I/O¥	12/05/2027	44,133
2,626,140	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.20%	#^I/O	07/15/2046	59,402
21,087,326	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.78%	#I/O	10/15/2045	1,093,521
5,207,792	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.07%	#I/O	06/15/2045	182,383
78,120,888	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.12%	#I/O	01/15/2049	3,544,126
2,577,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2034	2,546,546
2,418,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	07/15/2034	2,379,764
2,141,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	07/15/2034	2,101,378
3,013,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%, 3.75% Floor)	6.14%	^¥	07/15/2034	2,953,651
11,310,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	06/15/2032	11,149,389
3,721,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.56%	^	06/15/2032	3,661,765
1,177,193	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,170,415
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,575,476
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.79%	#	08/15/2049	1,953,449
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	8,937,062
48,713,834	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.90%	#I/O	02/15/2047	1,766,870
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.65%	#	08/15/2047	2,975,738
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48%	#	09/15/2047	2,733,971
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44%	#	11/15/2047	3,764,996
56,753,396	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.94%	#I/O	11/15/2047	2,156,289
47,776,878	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09%	#I/O	01/15/2048	1,901,410
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	11,051,299
9,974,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.17%	#	05/15/2048	9,592,578
50,158,970	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.95%	#I/O	08/15/2048	2,266,619
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	4,683,059
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	6,404,995
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	6,105,812
62,791,179	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.69%	#I/O	06/15/2049	4,885,273
93,191,805	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-XA	0.66%	#I/O	06/15/2051	4,040,098
574,719	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	135
463,502	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.73%	#^I/O	11/15/2038	109
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.56%	#^	03/10/2049	4,878,389
250,873	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	252,147
2,040,127	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.47%	#^I/O	08/15/2045	84,162
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	2,975,890
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,843,026
37,701,176	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.34%	#I/O	02/15/2048	2,175,456
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	4,620,216
4,250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	3,629,858
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	4,588,508
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	5,712,028
49,074,414	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.45%	#I/O	09/15/2049	4,036,709
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	6,970,455
9,399,139	Morgan Stanley Capital Trust, Series 2011-C1-XA	0.34%	#^I/O	09/15/2047	62,104
4,000,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^¥	07/13/2029	3,835,271
31,134,478	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.64%	#I/O	08/15/2049	2,627,572
3,022,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	3,022,341
4,533,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	4,493,690
3,434,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	3,374,674
7,831,050	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	7,756,000
11,179,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	10/15/2037	11,079,054
8,000,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.26%	^	06/15/2035	7,905,863
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.51%	^	06/15/2035	2,070,355
2,851,000	PFP Ltd., Series 2017-3-AS (1 Month LIBOR USD + 1.30%)	3.76%	^	01/14/2035	2,855,445
1,639,000	PFP Ltd., Series 2017-3-B (1 Month LIBOR USD + 1.75%)	4.21%	^	01/14/2035	1,637,586
1,710,000	PFP Ltd., Series 2017-3-C (1 Month LIBOR USD + 2.50%)	4.96%	^	01/14/2035	1,710,067
2,152,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.76%	^	06/15/2037	2,152,297
54,009,699	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.00%	#I/O	10/10/2048	5,455,196
52,110	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.48%	#	08/15/2039	52,180
126,144,303	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.13%	#I/O	08/15/2050	8,677,038
11,033,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	10,800,769
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.90%	#	06/15/2051	7,339,507
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.97%	#	08/15/2051	2,935,636
5,698,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	5,640,381
163,344,800	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.90%	#I/O	03/15/2051	10,937,339
10,383,287	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.84%	#^I/O	08/10/2049	582,274
599,547	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.28%	#I/O	11/15/2048	6
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,582,802
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.13%	#	05/15/2048	2,110,649
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	5,382,497
21,907,658	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.07%	#I/O	11/15/2048	1,236,803
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	4,599,581
54,532,897	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.15%	#I/O	05/15/2048	2,582,062
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	3,935,605
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	5,749,713
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,745,344
77,766,951	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.01%	#I/O	12/15/2048	3,741,780
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	4,622,519
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,216,633
117,551,516	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.14%	#I/O	09/15/2050	8,493,085
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,623,767
11,490,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	5.15%		08/15/2051	11,537,419
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	12,596,573
14,704,861	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.88%	#^I/O	11/15/2045	864,725
83,038,685	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.07%	#I/O	08/15/2047	3,535,746
53,343,846	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.85%	#I/O	09/15/2057	1,889,108
80,870,379	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.64%	#I/O	11/15/2049	6,755,491

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $817,232,665)					784,770,939

Non-Agency Residential Collateralized Mortgage Obligations - 8.6%
10,082,509	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	5.08%	#	03/25/2037	8,727,602
63,664	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.04%	#^	11/25/2037	65,649
16,759,507	Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	15,339,430
11,166,801	Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.69%		06/25/2047	8,651,983
9,327,318	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65%	#^	09/25/2048	9,360,280
10,156,350	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75%	#^	09/25/2048	10,179,949
9,664,082	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85%	#^	09/25/2048	9,686,465
758,805	Banc of America Funding Corporation, Series 2005-G-A3	3.78%	#	10/20/2035	743,920
371,278	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	356,730
298,312	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	293,301
3,925,395	Bayview Opportunity Master Fund Trust, Series 2018-SBR3-A1	4.09%	^§	05/28/2033	3,930,767
259,489	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	195,515
2,870,922	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.12%	#	07/25/2037	2,762,852
1,297,216	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	413,495
20,000,000	CIM Trust, Series 2016-2RR-B2	7.40%	#^Þ	02/25/2056	20,304,092
20,000,000	CIM Trust, Series 2016-3RR-B2	7.54%	#^Þ	02/27/2056	20,251,200
31,745,627	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	30,812,036
73,910	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	74,724
1,616,392	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.41%	ß	09/25/2036	1,663,443
260,389	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	ß	05/25/2036	148,102
2,785,506	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	4.01%	#^	11/25/2038	2,817,877
1,475,874	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.00%	#^	11/25/2036	1,445,202
7,745,437	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.00%	#^	12/25/2036	7,517,617
128,632	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	122,207
72,426	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	67,197
141,290	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	130,859
8,040,834	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	7,621,612
18,174,019	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	18,151,002
1,443,194	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,501,023
167,042	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	155,926
218,085	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	158,534
974,738	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	910,365
168,070	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	3.21%		10/25/2035	139,647
349,291	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	281,790
9,285,520	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	7,620,694
1,444,676	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,072,215
1,506,424	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		08/25/2037	868,434
436,223	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	33.70%	I/F	08/25/2037	830,748
96,858	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.37%	I/F	08/25/2037	142,396
463,464	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	421,537
2,147,869	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	3.01%		09/25/2037	1,359,488
2,109,916	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	3.99%	I/FI/O	09/25/2037	391,999
729,563	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	198,629
27,926	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	26,350
327,918	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	281,081
701,461	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	571,120
307,640	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	275,890
820,951	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	661,531
103,337	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	98,142
1,215,205	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,108,209
3,839,952	CSMC Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,781,127
46,273	CSMC Trust, Series 2006-4-7A1	5.50%		05/25/2021	42,009
78,367	CSMC Trust, Series 2007-1-3A1	6.00%		02/25/2022	37,169
29,824	CSMC Trust, Series 2007-2-2A1	5.00%		03/25/2037	28,520
2,619,900	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	2,596,852
7,769,236	CSMC Trust, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	7,219,971
15,919,626	CSMC Trust, Series 2015-PR2-A1	7.25%	^§	07/26/2055	16,718,485
10,008,740	CSMC Trust, Series 2016-PR1-A1	5.50%	^§	07/25/2056	10,017,371
21,631,372	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	21,646,155
48,725,397	CSMC Trust, Series 2018-RPL8-A1	4.07%	^	07/25/2058	48,773,148
911,728	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	884,947
151,198	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	9.92%	^I/F	04/15/2036	146,527
1,310,334	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	1,179,684
9,165,143	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	8,151,811
365,222	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	276,838
3,282,249	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	2,564,798
77,636	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	70,039
6,204,646	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	6,169,757
3,740,510	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	3,658,292
92,645	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	ß	05/25/2035	92,729
1,280,577	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,075,533
1,193,373	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	856,626
3,948,778	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	3,907,940
485,222	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	556,800
36,183,851	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.78%		02/25/2037	29,901,090
364,245	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	ß	05/25/2036	337,385
8,725,259	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	ß	08/25/2036	7,701,749
346,810	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	ß	08/25/2036	323,506
336,551	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	319,218
272,511	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	215,216
32,908,719	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.07%	^	04/25/2046	32,990,714
38,568,212	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	38,286,009
65,826,903	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	65,435,937
1,382,939	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,295,538
620,381	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	470,532
42,433	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	19.15%	I/F	01/25/2037	56,509
692,971	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	455,265
166,042	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	146,519
106,412	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	101,966
45,056	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	28,325
7,300,467	MASTR Alternative Loans Trust, Series 2016-1-A5	6.00%		02/25/2036	5,681,880
1,968,668	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,875,914
20,053,106	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	20,080,779
20,239	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	21,960
930,461	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	950,316
2,893,711	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	2,460,153
1,315,526	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,270,926
210,662	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	106,311
598,031	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	228,894
1,059,558	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	499,243
18,162,911	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	17,864,402
34,797,503	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	34,166,044
57,036	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	3.48%		11/25/2034	57,294
30,226,334	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%		07/25/2037	25,726,821
9,939,528	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	9,015,651
23,267,775	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	23,120,488
320,131	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	300,517
388,415	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	347,586
4,238,378	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	3,954,945
4,029,764	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	3,713,133
792,419	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	715,224
104,031	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	102,339
1,320,811	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,198,209
4,587,695	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	4,186,053
242,879	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%		01/25/2035	244,417
192,505	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	158,568
279,759	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	209,679
56,502	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	47,407
1,735,067	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	904,038
144,572	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.38%	I/F	01/25/2046	241,059
99,753	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	93,542
505,106	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	460,084
992,553	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	919,953
663,162	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	593,990
39,359,888	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.23%	#^¥	02/25/2054	34,363,048
7,145,023	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^¥	12/26/2059	6,939,834
9,976,776	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^¥	10/25/2044	9,585,012
23,814,206	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	23,546,197
672,382	Structured Asset Securities Corporation, Series 2003-35-1A1	5.17%	#	12/25/2033	698,257
944,373	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	932,281
1,334,583	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.86%	^	03/25/2035	1,245,328
1,334,583	Structured Asset Securities Corporation, Series 2005-RF1-AIO	2.64%	#^I/O	03/25/2035	151,935
33,708,096	Velocity Commercial Capital Loan Trust, Series 2018-1-A	3.59%	^	04/25/2048	33,692,786
4,709,469	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91%	^	04/25/2048	4,684,606
1,682,864	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26%	^	04/25/2048	1,672,814
1,170,316	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41%	^	04/25/2048	1,164,622
19,314,535	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	19,489,250
39,793,035	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	39,525,495
10,905,711	VOLT LLC, Series 2018-NPL1-A1	3.75%	^§	04/25/2048	10,825,652
22,956,316	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	22,968,915
129,311	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	120,388
862,166	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	809,156
2,290,773	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,177,146
4,273,178	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.51%	ß	10/25/2036	2,471,515
2,908,181	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A (11th District Cost of Funds Index + 1.25%, 1.25% Floor)	2.33%		01/25/2047	2,842,626
1,743,185	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	1,679,333
117,235	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	24.44%	I/F	06/25/2037	198,173
9,669,673	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	6,666,397
984,874	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	961,529
772,025	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	752,795
39,117	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.54%	#	08/25/2035	37,762
54,493	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	4.48%	#	10/25/2035	54,951
241,744	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	234,891
813,615	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	787,020
691,633	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	681,379
711,894	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	686,228
1,118,452	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	1,090,199
1,422,348	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	1,390,970
331,573	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	325,932
74,541	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	73,759

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $914,869,603)					915,475,462

US Corporate Bonds - 12.0%
14,766,000	AbbVie, Inc.	4.70%		05/14/2045	13,494,245
12,868,000	Air Lease Corporation	3.75%		02/01/2022	12,742,183
840,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	714,000
1,050,000	AK Steel Corporation	6.38%		10/15/2025	813,750
3,057,000	Albertson’s Holdings LLC	5.75%		03/15/2025	2,690,160
9,790,000	Alexandria Real Estate Equities, Inc.	4.00%		01/15/2024	9,912,955
3,605,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	3,593,716
9,017,000	Ally Financial, Inc.	4.13%		03/30/2020	8,944,503
4,330,000	Ally Financial, Inc.	4.25%		04/15/2021	4,265,743
2,701,000	AMC Merger, Inc.	8.00%	^	05/15/2025	1,445,035
2,175,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	1,962,937
27,000,000	American Express Credit Corporation	2.50%		08/01/2022	26,080,573
14,172,000	American Tower Corporation	3.60%		01/15/2028	13,274,358
6,100,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%	^	02/01/2046	5,676,556
8,205,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	7,393,894
2,615,000	Aramark Services, Inc.	5.00%	^	04/01/2025	2,562,700
2,015,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,183,812
7,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	6,684,207
2,655,000	Ascend Learning LLC	6.88%	^	08/01/2025	2,555,437
1,735,000	Ashland, Inc.	4.75%		08/15/2022	1,715,481
2,660,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	2,410,705
20,665,000	AT&T, Inc.	5.25%		03/01/2037	20,373,287
13,479,000	Athene Global Funding	3.00%	^	07/01/2022	13,172,679
2,535,000	Avantor, Inc.	9.00%	^	10/01/2025	2,541,337
13,500,000	AXA Equitable Holdings, Inc.	3.90%	^	04/20/2023	13,344,983
2,740,000	B&G Foods, Inc.	5.25%		04/01/2025	2,558,475
865,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	793,637
2,205,000	BAT Capital Corporation (3 Month LIBOR USD + 0.88%)	3.50%		08/15/2022	2,163,718
1,090,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	1,103,625
2,905,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	2,563,662
20,635,000	Becton Dickinson and Company	2.89%		06/06/2022	20,000,540
12,404,000	Boston Properties LP	4.13%		05/15/2021	12,577,984
750,000	Boston Properties LP	3.20%		01/15/2025	717,429
2,985,000	Boyne USA, Inc.	7.25%	^	05/01/2025	3,096,937
15,160,000	Brighthouse Financial, Inc.	3.70%		06/22/2027	12,839,312
3,760,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	3,501,500
1,025,000	Calfrac Holdings LP	8.50%	^	06/15/2026	732,875
765,000	Calpine Corporation	5.75%		01/15/2025	701,887
3,265,000	Capital One Financial Corporation (3 Month LIBOR USD + 0.72%)	3.24%		01/30/2023	3,177,916
1,881,000	CCO Holdings LLC	5.75%	^	02/15/2026	1,848,082
2,030,000	CCO Holdings LLC	5.00%	^	02/01/2028	1,872,675
905,000	CDK Global, Inc.	5.88%		06/15/2026	909,796
14,005,000	Celgene Corporation	4.35%		11/15/2047	11,854,461
2,040,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,397,400
3,470,000	Centene Corporation	4.75%		01/15/2025	3,322,525
395,000	Centene Corporation	5.38%	^	06/01/2026	385,125
13,285,000	Charles Schwab Corporation	3.55%		02/01/2024	13,296,335
13,446,000	Charter Communications Operating LLC	4.91%		07/23/2025	13,382,602
3,920,000	Cheniere Energy Partners LP	5.25%		10/01/2025	3,670,100
13,295,000	Cigna Corporation (3 Month LIBOR USD + 0.89%)	3.33%	^	07/15/2023	13,100,553
1,980,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,643,400
20,750,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	3.74%		05/17/2024	20,258,529
3,210,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	3,065,550
13,445,000	Comcast Corporation	3.95%		10/15/2025	13,622,133
895,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	807,737
6,840,000	Continental Resources, Inc.	4.38%		01/15/2028	6,450,279
15,555,000	Corning, Inc.	4.38%		11/15/2057	13,071,619
1,860,000	CRC Issuer LLC	5.25%	^	10/15/2025	1,604,250
1,940,000	Crown Americas LLC	4.50%		01/15/2023	1,898,775
1,950,000	Crown Americas LLC	4.75%	^	02/01/2026	1,854,937
13,470,000	Crown Castle International Corporation	3.65%		09/01/2027	12,517,116
815,000	Crown Castle International Corporation	3.80%		02/15/2028	766,317
3,785,000	CSC Holdings LLC	5.38%	^	07/15/2023	3,703,320
1,988,000	CSC Holdings LLC	5.25%		06/01/2024	1,826,475
1,895,000	CSI Compressco LP	7.50%	^	04/01/2025	1,771,825
15,465,000	CSX Corporation	3.80%		11/01/2046	13,696,056
13,185,000	CVS Health Corporation	5.05%		03/25/2048	12,889,210
23,070,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.84%)	3.42%	^	05/04/2023	22,845,101
1,765,000	Dana Financing Ltd.	5.75%	^	04/15/2025	1,654,687
13,200,000	Delta Air Lines, Inc.	3.80%		04/19/2023	13,000,808
17,835,000	Discover Financial Services	4.10%		02/09/2027	16,687,160
1,035,000	DISH DBS Corporation	5.88%		11/15/2024	837,056
1,880,000	DJO Finance LLC	8.13%	^	06/15/2021	1,941,100
14,005,000	Dollar Tree, Inc.	4.00%		05/15/2025	13,488,265
11,200,000	DowDuPont, Inc.	5.42%		11/15/2048	11,695,040
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,142,605
4,915,000	Duke Energy Corporation	3.95%		08/15/2047	4,460,715
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	8,739,755
5,960,000	Edison International	4.13%		03/15/2028	5,654,849
1,180,000	EES Finance Corporation	8.13%		05/01/2025	1,135,750
2,130,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	2,065,333
735,000	Eldorado Resorts, Inc.	6.00%	^	09/15/2026	696,412
1,961,000	Embarq Corporation	8.00%		06/01/2036	1,784,510
11,575,000	Enable Midstream Partners LP	4.40%		03/15/2027	10,831,979
1,710,000	Enable Midstream Partners LP	4.95%		05/15/2028	1,622,627
12,005,000	Energy Transfer Partners LP	4.75%		01/15/2026	11,690,651
1,250,000	Energy Transfer Partners LP	4.20%		04/15/2027	1,168,493
3,560,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	3,577,800
170,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	147,475
2,075,000	EP Energy LLC	7.75%	^	05/15/2026	1,844,156
16,730,000	EQM Midstream Partners LP	4.75%		07/15/2023	16,668,429
13,570,000	EQT Corporation	3.90%		10/01/2027	11,725,993
3,251,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	3,031,557
14,245,000	Expedia Group, Inc.	3.80%		02/15/2028	12,971,145
755,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	554,925
12,323,000	FedEx Corporation	4.75%		11/15/2045	11,676,668
9,960,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	10,007,585
1,450,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	1,401,062
350,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	320,687
1,855,000	First Data Corporation	5.75%	^	01/15/2024	1,818,531
1,815,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	1,624,425
630,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	568,575
12,075,000	Ford Motor Company	7.45%		07/16/2031	12,482,940
2,220,000	Foresight Energy LLC	11.50%	^	04/01/2023	1,898,100
1,735,000	Frontdoor, Inc.	6.75%	^	08/15/2026	1,652,587
915,000	Frontier Communications Corporation	8.50%		04/15/2020	814,350
1,060,000	Frontier Communications Corporation	8.50%	^	04/01/2026	930,150
1,858,000	FTS International, Inc.	6.25%		05/01/2022	1,662,910
4,265,000	General Motors Financial Company (3 Month LIBOR USD + 0.80%)	3.39%		08/07/2020	4,222,964
11,555,000	General Motors Financial Company (3 Month LIBOR USD + 0.99%)	3.40%		01/05/2023	10,967,702
6,205,000	General Motors Financial Company	3.95%		04/13/2024	5,899,440
3,440,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	3,612,000
7,530,000	GLP Capital LP	5.75%		06/01/2028	7,633,537
5,390,000	GLP Capital LP	5.30%		01/15/2029	5,291,794
2,785,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	2,631,825
8,250,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 0.78%)	3.31%		10/31/2022	8,042,919
8,315,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	3.79%		05/15/2026	7,988,096
900,000	Gray Escrow, Inc.	7.00%	^	05/15/2027	879,678
860,000	Gray Television, Inc.	5.13%	^	10/15/2024	795,070
2,970,000	GTT Communications, Inc.	7.88%	^	12/31/2024	2,583,900
1,820,000	Gulfport Energy Corporation	6.38%		05/15/2025	1,617,525
14,342,000	Hasbro, Inc.	3.50%		09/15/2027	13,330,375
1,940,000	HCA Healthcare, Inc.	6.25%		02/15/2021	1,988,500
850,000	HCA, Inc.	5.25%		04/15/2025	847,875
3,510,000	HCA, Inc.	5.38%		09/01/2026	3,422,250
3,765,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	3,661,462
945,000	Hexion Finance Corporation	6.63%		04/15/2020	756,000
1,975,000	Hexion, Inc.	10.38%	^	02/01/2022	1,584,937
1,887,000	Hilcorp Energy LP	6.25%	^	11/01/2028	1,667,636
1,990,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	1,885,525
13,483,000	Hilton Domestic Operating Company, Inc.	5.13%	^	05/01/2026	12,977,387
1,020,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	1,009,800
2,695,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	2,600,675
2,125,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	1,838,125
3,685,000	Informatica LLC	7.13%	^	07/15/2023	3,607,210
2,889,000	IRB Holding Corporation	6.75%	^	02/15/2026	2,535,098
2,180,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	2,310,800
2,975,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	2,911,781
2,005,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	1,759,388
1,900,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	1,724,250
16,414,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	18,375,402
945,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	962,719
12,860,000	Kroger Company	3.40%		04/15/2022	12,736,849
1,382,000	Level 3 Communications, Inc.	5.75%		12/01/2022	1,360,703
2,635,000	Level 3 Financing, Inc.	5.38%		01/15/2024	2,516,425
16,274,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	19,383,502
1,905,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	1,866,900
13,037,000	Lockheed Martin Corporation	4.70%		05/15/2046	13,669,348
3,290,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	3,347,575
12,519,000	Marathon Petroleum Corporation	5.13%	^	12/15/2026	12,850,724
850,000	Marriott Ownership Resorts, Inc.	6.50%	^	09/15/2026	823,438
12,985,000	Marvell Technology Group Ltd.	4.20%		06/22/2023	12,959,688
2,250,000	Masonite International Corporation	5.75%	^	09/15/2026	2,126,250
1,795,000	Match Group, Inc.	5.00%	^	12/15/2027	1,655,888
895,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	716,000
5,220,000	McDonald’s Corporation	4.45%		03/01/2047	5,017,424
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	50,470
2,890,000	MGM Growth Properties LP	4.50%		01/15/2028	2,543,200
13,355,000	Microchip Technology, Inc.	4.33%	^	06/01/2023	13,038,795
13,545,000	Morgan Stanley (3 Month LIBOR USD + 1.34%)	3.59%		07/22/2028	12,815,869
14,215,000	Mosaic Company	4.05%		11/15/2027	13,514,400
2,350,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	2,044,500
1,735,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	1,622,225
255,000	MPT Operating Partnership LP	5.25%		08/01/2026	241,613
3,720,000	MPT Operating Partnership LP	5.00%		10/15/2027	3,410,775
2,195,000	Nabors Industries, Inc.	5.75%		02/01/2025	1,667,878
3,090,000	Navient Corporation	6.50%		06/15/2022	2,883,094
860,000	Netflix, Inc.	5.88%		02/15/2025	869,675
6,140,000	NextEra Energy Capital Holdings, Inc.	3.55%		05/01/2027	5,872,748
2,965,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	2,649,969
3,192,000	NFP Corporation	6.88%	^	07/15/2025	2,872,800
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	144,309
6,715,000	Oracle Corporation	4.13%		05/15/2045	6,402,637
8,405,000	Owens Corning	4.40%		01/30/2048	6,384,224
7,010,000	Packaging Corporation of America	3.40%		12/15/2027	6,541,991
1,790,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	1,602,050
3,135,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	3,052,706
6,620,000	Penske Truck Leasing Company	4.20%	^	04/01/2027	6,488,569
435,000	PetSmart, Inc.	5.88%	^	06/01/2025	316,463
3,885,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	3,661,613
1,670,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	1,529,503
3,215,000	Post Holdings, Inc.	5.50%	^	03/01/2025	3,097,845
2,689,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	2,779,754
9,975,000	PSEG Power LLC	3.85%		06/01/2023	9,992,570
1,800,000	QEP Resources, Inc.	5.25%		05/01/2023	1,602,000
1,975,000	QEP Resources, Inc.	5.63%		03/01/2026	1,646,656
380,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	346,750
1,695,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	1,470,413
690,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	699,488
800,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	790,000
13,525,000	Reynolds American, Inc.	4.00%		06/12/2022	13,389,217
1,073,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	796,703
7,435,000	Royal Caribbean Cruises Ltd.	3.70%		03/15/2028	6,855,028
16,260,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	16,332,734
1,355,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	1,277,088
1,485,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	1,329,075
3,265,000	Select Medical Corporation	6.38%		06/01/2021	3,269,081
2,335,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	2,191,981
1,950,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	1,842,750
14,291,000	Smithfield Foods, Inc.	4.25%	^	02/01/2027	13,351,031
1,600,000	Solera Finance, Inc.	10.50%	^	03/01/2024	1,712,000
5,413,000	Southern Company	1.85%		07/01/2019	5,387,193
2,300,000	Southern Company	2.75%		06/15/2020	2,274,968
1,905,000	Springleaf Finance Corporation	6.88%		03/15/2025	1,709,738
1,775,000	Sprint Capital Corporation	6.88%		11/15/2028	1,681,813
2,610,000	Sprint Corporation	7.13%		06/15/2024	2,593,192
13,170,000	Sprint Spectrum Company LLC	4.74%	^	03/20/2025	12,955,988
1,745,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	1,727,550
2,548,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	2,420,600
1,995,000	Sunoco LP	5.50%		02/15/2026	1,895,250
10,459,000	Synchrony Financial	3.00%		08/15/2019	10,391,675
3,265,000	Synchrony Financial	3.95%		12/01/2027	2,756,572
925,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	735,375
2,035,000	Targa Resources Partners Finance Corporation	5.88%	^	04/15/2026	1,989,213
2,710,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	2,520,300
3,880,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	3,559,900
2,750,000	Tenet Healthcare Corporation	7.00%		08/01/2025	2,554,063
1,940,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	1,818,750
14,055,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	13,374,891
2,005,000	T-Mobile USA, Inc.	4.50%		02/01/2026	1,847,106
2,665,000	TransDigm, Inc.	6.38%		06/15/2026	2,488,444
980,000	Transocean Guardian Ltd.	5.88%	^	01/15/2024	943,250
2,336,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	2,248,400
1,150,000	Transocean, Inc.	7.25%	^	11/01/2025	1,009,125
1,700,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	1,521,500
2,807,000	Triumph Group, Inc.	7.75%		08/15/2025	2,484,195
1,535,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	1,485,113
1,360,000	United Rentals North America, Inc.	6.50%		12/15/2026	1,343,000
510,000	Univision Communications, Inc.	5.13%	^	05/15/2023	459,000
2,940,000	USA Compression Partners LP	6.88%	^	04/01/2026	2,837,100
1,825,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	1,829,563
640,000	Valeant Pharmaceuticals International, Inc.	8.50%	^	01/31/2027	622,400
14,757,000	Verizon Communications, Inc.	4.40%		11/01/2034	14,276,768
1,720,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	1,623,250
3,270,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	3,057,450
1,500,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	1,192,500
1,760,000	Vistra Operations Company LLC	5.50%	^	09/01/2026	1,700,600
3,415,000	Vizient, Inc.	10.38%	^	03/01/2024	3,628,438
14,595,000	Volkswagen Group of America Finance LLC	4.25%	^	11/13/2023	14,490,194
1,675,000	Wand Merger Corporation	8.13%	^	07/15/2023	1,637,313
2,215,000	Waste Pro, Inc.	5.50%	^	02/15/2026	2,048,875
1,005,000	Weatherford International Ltd.	9.88%		02/15/2024	623,100
2,415,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	2,333,494
835,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	807,863
13,175,000	Welltower, Inc.	3.95%		09/01/2023	13,220,724
13,740,000	WestRock Company	3.75%	^	03/15/2025	13,506,547
2,755,000	Whiting Petroleum Corporation	6.63%		01/15/2026	2,376,188
13,740,000	Willis North America, Inc.	4.50%		09/15/2028	13,667,163
13,436,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	13,310,052

Total US Corporate Bonds (Cost $1,336,662,764)					1,274,003,206

US Government and Agency Mortgage Backed Obligations - 16.3%
678,952	Federal Home Loan Mortgage Corporation, Pool G0-1840	5.00%		07/01/2035	720,981
373,073	Federal Home Loan Mortgage Corporation, Pool G0-4817	5.00%		09/01/2038	394,963
15,131,260	Federal Home Loan Mortgage Corporation, Pool G0-8537	3.00%		07/01/2043	14,872,668
11,367,089	Federal Home Loan Mortgage Corporation, Pool G0-8622	3.00%		01/01/2045	11,145,362
10,483,937	Federal Home Loan Mortgage Corporation, Pool G0-8686	3.00%		01/01/2046	10,241,651
45,739,361	Federal Home Loan Mortgage Corporation, Pool G0-8701	3.00%		04/01/2046	44,657,462
71,269,016	Federal Home Loan Mortgage Corporation, Pool G6-1645	4.00%		10/01/2048	72,703,196
2,176,354	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	2,394,173
8,831,833	Federal Home Loan Mortgage Corporation, Pool Q3-3789	3.50%		06/01/2045	8,866,843
46,670,539	Federal Home Loan Mortgage Corporation, Pool Q5-1461	3.50%		10/01/2047	46,698,368
3,392,070	Federal Home Loan Mortgage Corporation, Pool T6-0854	3.50%		09/01/2042	3,370,295
618,240	Federal Home Loan Mortgage Corporation, Pool U6-0299	4.00%		11/01/2040	635,061
18,626,926	Federal Home Loan Mortgage Corporation, Pool V8-3144	4.00%		04/01/2047	19,017,630
19,567,157	Federal Home Loan Mortgage Corporation, Series 355-300	3.00%		08/15/2047	19,341,224
65,927	Federal Home Loan Mortgage Corporation, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 13.29% Cap)	8.38%	I/F	07/15/2033	75,554
1,963,776	Federal Home Loan Mortgage Corporation, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 9.89% Cap)	7.16%	I/F	12/15/2033	2,124,111
101,358	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	107,019
209,566	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.04%	I/FI/O	07/15/2035	28,431
89,786	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.27%	I/FI/O	10/15/2035	13,859
322,970	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	350,075
28,001	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	28,723
381,339	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	408,035
113,264	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	3.62%	I/FI/O	02/15/2037	14,873
398,229	Federal Home Loan Mortgage Corporation, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	11/15/2037	35,296
383,991	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	3.93%	I/FI/O	11/15/2037	35,614
534,485	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.72%	I/FI/O	02/15/2038	46,678
49,022	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	4,445
49,022	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	4,022
145,359	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.60%	#	06/15/2038	145,039
148,191	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.49%	I/FI/O	08/15/2039	8,902
191,267	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	10/15/2049	25,419
63,678,173	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	62,887,968
470,994	Federal Home Loan Mortgage Corporation, Series 3606-CS (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.89%	I/FI/O	12/15/2039	79,149
270,898	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.89%	I/FI/O	03/15/2032	28,616
1,087,911	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,157,212
408,492	Federal Home Loan Mortgage Corporation, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.31%	I/FI/O	05/15/2040	54,261
277,695	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	297,233
2,481,306	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,644,403
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,431,043
473,984	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	4.59%	I/F	01/15/2041	474,148
4,906,417	Federal Home Loan Mortgage Corporation, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 9.86% Cap)	4.95%	I/F	01/15/2041	5,134,701
2,743,645	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%	>	01/15/2041	2,894,580
52,467	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	4.69%	I/F	12/15/2040	55,864
1,116,374	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,208,356
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,168,322
2,216,985	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,363,180
1,194,569	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	1,278,464
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,856,246
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	5.83%	I/F	02/15/2041	280,857
1,880,926	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	2,001,183
2,890,901	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	2,974,622
11,892,138	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	12,485,671
3,133,904	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	3,480,414
22,649,002	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%	>	09/15/2041	23,934,124
4,519,107	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,470,686
25,927,390	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	27,350,456
9,322,298	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%	>	08/15/2042	9,273,149
29,138,487	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	27,334,655
5,981,552	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	3.44%	I/FI/O	01/15/2054	923,450
18,894,279	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%	>	05/15/2044	17,800,200
13,103,600	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	13,070,739
10,186,985	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	10,142,462
13,840,724	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%	>	11/15/2044	13,661,219
265,946	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	265,449
11,500,394	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%	>	12/15/2044	11,472,629
13,974,418	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	13,951,200
22,422,213	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	22,061,767
32,677,611	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	32,359,824
19,725,576	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	19,479,263
11,025,124	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	11,017,201
53,373,786	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	51,959,359
94,344,302	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	92,367,478
70,469,369	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	70,183,333
34,013,864	Federal Home Loan Mortgage Corporation, Series 4768-CA	3.50%		03/15/2044	34,364,139
4,781,000	Federal Home Loan Mortgage Corporation, Series K050-A2	3.33%	#	08/25/2025	4,852,472
6,528,000	Federal Home Loan Mortgage Corporation, Series K053-A2	3.00%		12/25/2025	6,484,662
432,699	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	471,058
103,164,345	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	4,546,473
15,682,943	Federal National Mortgage Association, Pool AL9238	3.00%		10/01/2041	15,443,980
45,068,840	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	43,913,383
9,024,992	Federal National Mortgage Association, Pool AS7724	2.50%		08/01/2046	8,523,411
22,300,813	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	21,781,104
21,082,941	Federal National Mortgage Association, Pool BD8013	2.50%		09/01/2046	19,911,227
15,144,956	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	15,061,704
26,585,836	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	25,903,920
37,248,408	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	36,380,347
310,648	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	336,154
2,202,432	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	2,378,966
397,405	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.07%	I/FI/O	10/25/2036	63,566
167,297	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	07/25/2036	25,970
123,057	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	05/25/2037	14,472
1,574,537	Federal National Mortgage Association, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 29.83% Cap)	18.22%	I/F	04/25/2037	2,112,284
612,232	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	3.93%	I/FI/O	04/25/2037	96,195
109,269	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	113,522
59,426	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	07/25/2038	4,848
611,153	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	646,566
19,387	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	3.74%	I/FI/O	01/25/2040	2,186
72,758	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	76,353
71,235	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.44%	I/FI/O	07/25/2039	7,064
235,029	Federal National Mortgage Association, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.59%	I/FI/O	08/25/2039	14,790
1,123,548	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,166,377
279,181	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	285,943
120,625	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	125,756
55,491	Federal National Mortgage Association, Series 2010-109-BS (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	29.16%	I/F	10/25/2040	163,016
453,894	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	456,219
269,974	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	1.99%	I/FI/O	10/25/2040	19,059
29,336	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	7.95%	I/F	12/25/2040	34,744
2,230,246	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,267,178
51,394	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	04/25/2040	2,910
85,933	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	2.42%	I/FI/O	04/25/2040	6,867
197,657	Federal National Mortgage Association, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	3.84%	I/FI/O	04/25/2050	24,688
41,407	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	04/25/2040	3,139
2,049,290	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	2,140,813
102,369	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.94%	I/FI/O	03/25/2039	4,525
248,474	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	2.49%	I/FI/O	01/25/2040	21,631
870,886	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	912,901
223,723	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	239,962
512,680	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	541,702
117,761	Federal National Mortgage Association, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.49%	I/FI/O	08/25/2040	13,730
57,791	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	13.25%	I/F	09/25/2040	79,850
6,286,242	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,434,643
14,945,046	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	15,343,143
1,373,671	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,379,379
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,003,173
1,135,919	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,190,707
25,418,756	Federal National Mortgage Association, Series 2013-45-LZ	3.00%	>	05/25/2043	24,143,649
32,639,295	Federal National Mortgage Association, Series 2013-6-ZB	3.00%	>	02/25/2043	30,041,635
9,396,425	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	9,394,807
26,152,386	Federal National Mortgage Association, Series 2014-70-VZ	3.00%	>	11/25/2044	24,649,139
8,754,171	Federal National Mortgage Association, Series 2014-73-CZ	3.00%	>	11/25/2044	8,181,249
22,428,751	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	22,422,484
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,158,698
3,553,513	Federal National Mortgage Association, Series 2017-86-MA	3.00%		04/25/2046	3,530,434
94,812,585	Federal National Mortgage Association, Series 2018-21	0.00%	P/O	04/25/2048	76,409,974
65,173,006	Federal National Mortgage Association, Series 2018-27	3.00%		12/25/2047	63,592,508
169,488,322	Federal National Mortgage Association, Series 2018-35	0.00%	P/O	05/25/2048	134,946,195
63,237,586	Federal National Mortgage Association, Series 2018-36	3.00%		06/25/2048	62,175,706
39,731,068	Federal National Mortgage Association, Series 2018-39	3.00%		06/25/2048	38,894,880
309,365	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	2.94%	I/FI/O	11/25/2039	36,255
133,516	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	141,881
115,282	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	122,502
926,509	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	984,552
469,075	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	498,423
677,402	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	719,826
125,927	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	134,486
787,400	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	836,781
765,074	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	786,283
43,294	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	44,330
24,650	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	25,786
1,153,610	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,185,586
27,289,002	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	26,777,168
11,776,845	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	11,820,219
578,847	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	601,613
1,890	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	1,987
401,484	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	417,380
18,805	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	19,232
13,059,724	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	12,987,913
9,476,272	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,211,615
176,821	Government National Mortgage Association, Pool 752494C	5.50%		09/20/2039	185,286
238,908	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.63%	I/FI/O	08/20/2033	36,858
128,027	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.58%	I/FI/O	09/20/2038	15,061
1,857,743	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,973,400
2,084,258	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	2,208,218
2,165,394	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,253,729
2,588,883	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	2,741,430
6,731,541	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.58%	I/FI/O	09/20/2040	887,183
131,891	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	139,784
4,391,387	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	4,593,392
6,379,682	Government National Mortgage Association, Series 2011-70-WS (-2 x 1 Month LIBOR USD + 9.70%, 9.70% Cap)	4.76%	I/F	12/20/2040	6,467,906
11,346,819	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	11,861,360
12,591,618	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	3.68%	I/FI/O	02/20/2043	1,339,373
6,197,232	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	3.64%	I/FI/O	08/16/2043	913,230
27,459,531	Government National Mortgage Association, Series 2013-169-SE (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	11/16/2043	3,880,067
9,516,889	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.13%	I/FI/O	07/20/2044	1,215,777
7,521,093	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.73%	I/FI/O	08/20/2044	1,139,311
6,580,957	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	3.73%	I/FI/O	08/20/2044	877,717
9,105,816	Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00%	#	11/25/2057	8,788,219

Total US Government and Agency Mortgage Backed Obligations (Cost $1,742,358,533)					1,740,636,456

US Government and Agency Obligations - 21.2%
11,850,000	United States Treasury Notes	2.75%		11/15/2042	11,355,751
64,700,000	United States Treasury Notes	2.75%		11/15/2047	61,352,152
10,140,000	United States Treasury Notes	1.13%		01/31/2019	10,130,381
102,300,000	United States Treasury Notes	1.38%		02/15/2020	100,898,852
103,200,000	United States Treasury Notes	2.13%		08/31/2020	102,524,569
90,500,000	United States Treasury Notes	2.00%		09/30/2020	89,707,825
101,600,000	United States Treasury Notes	1.75%		10/31/2020	100,218,235
69,430,000	United States Treasury Notes	1.63%		11/30/2020	68,288,850
115,900,000	United States Treasury Notes	1.13%		02/28/2021	112,561,525
111,600,000	United States Treasury Notes	2.00%		05/31/2021	110,370,291
108,200,000	United States Treasury Notes	2.75%		08/15/2021	108,936,801
109,400,000	United States Treasury Notes	2.75%		09/15/2021	110,166,146
17,700,000	United States Treasury Notes	1.88%		01/31/2022	17,388,309
93,500,000	United States Treasury Notes	2.63%		02/28/2023	93,997,778
111,600,000	United States Treasury Notes	2.50%		03/31/2023	111,639,497
109,400,000	United States Treasury Notes	2.75%		04/30/2023	110,553,116
115,000,000	United States Treasury Notes	1.88%		08/31/2024	111,013,307
115,200,000	United States Treasury Notes	2.13%		09/30/2024	112,609,915
135,450,000	United States Treasury Notes	2.25%		10/31/2024	133,234,895
74,200,000	United States Treasury Notes	3.00%		09/30/2025	76,148,269
125,790,000	United States Treasury Notes	2.25%		08/15/2027	121,863,198
102,700,000	United States Treasury Notes	2.25%		11/15/2027	99,311,853
72,900,000	United States Treasury Notes	3.13%		02/15/2043	74,522,779
82,300,000	United States Treasury Notes	3.63%		08/15/2043	91,283,324
83,400,000	United States Treasury Notes	3.75%		11/15/2043	94,381,160
29,500,000	United States Treasury Notes	3.00%		08/15/2048	29,419,979

Total US Government and Agency Obligations (Cost $2,243,142,268)					2,263,878,757

Affiliated Mutual Funds - 10.6%
62,079,542	DoubleLine Global Bond Fund (Class I)				631,969,733
45,674,545	DoubleLine Infrastructure Income Fund (Class I)				452,634,739
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				48,100,000

Total Affiliated Mutual Funds (Cost $1,143,400,000)					1,132,704,472

Exchange Traded Funds and Common Stocks - 0.0%
135,690	Frontera Energy Corporation *				1,321,865

Total Exchange Traded Funds and Common Stocks (Cost $11,867,203)					1,321,865

Short Term Investments - 2.4%
67,305,400	First American Government Obligations Fund - Class X	2.30%	◆		67,305,400
67,305,400	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		67,305,400
67,305,400	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		67,305,400
50,140,000	United States Treasury Bills	0.00%		03/07/2019	49,924,322

Total Short Term Investments (Cost $251,846,174)					251,840,522

Total Investments - 99.4% (Cost $10,780,747,874)					10,588,781,759
Other Assets in Excess of Liabilities - 0.6%					61,033,698

NET ASSETS - 100.0%					$10,649,815,457

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $2,136,540,310 or 20.1% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

†	Perpetual Maturity

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

P/O	Principal only security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

*	Non-income producing security

¥	Illiquid security

&	Unfunded or partially unfunded loan commitment. At December 31, 2018, the value of these securities amounted to $1,174,946 or 0.0% of net assets.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

Þ	Value determined using significant unobservable inputs.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.2%
US Government and Agency Mortgage Backed Obligations	16.3%
US Corporate Bonds	12.0%
Affiliated Mutual Funds	10.6%
Foreign Corporate Bonds	9.6%
Non-Agency Residential Collateralized Mortgage Obligations	8.6%
Non-Agency Commercial Mortgage Backed Obligations	7.4%
Bank Loans	4.9%
Collateralized Loan Obligations	2.9%
Short Term Investments	2.4%
Asset Backed Obligations	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.2%
Municipal Bonds	0.1%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.6%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	21.2%
US Government and Agency Mortgage Backed Obligations	16.3%
Affiliated Mutual Funds	10.6%
Non-Agency Residential Collateralized Mortgage Obligations	8.6%
Non-Agency Commercial Mortgage Backed Obligations	7.4%
Banking	4.8%
Energy	3.2%
Collateralized Loan Obligations	2.9%
Short Term Investments	2.4%
Asset Backed Obligations	2.2%
Telecommunications	2.0%
Healthcare	1.6%
Utilities	1.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Finance	1.0%
Insurance	0.9%
Transportation	0.9%
Automotive	0.8%
Technology	0.8%
Media	0.8%
Business Equipment and Services	0.7%
Pharmaceuticals	0.7%
Consumer Products	0.7%
Electronics/Electric	0.7%
Food Products	0.5%
Hotels/Motels/Inns and Casinos	0.5%
Chemicals/Plastics	0.5%
Leisure	0.4%
Real Estate	0.4%
Aerospace & Defense	0.4%
Mining	0.3%
Pulp & Paper	0.3%
Retailers (other than Food/Drug)	0.3%
Industrial Equipment	0.2%
Building and Development (including Steel/Metals)	0.2%
Construction	0.2%
Containers and Glass Products	0.2%
Commercial Services	0.2%
Food/Drug Retailers	0.2%
Beverage and Tobacco	0.2%
Food Service	0.1%
Municipal Bonds	0.1%
Conglomerates	0.1%
Chemical Products	0.1%
Environmental Control	0.1%
Financial Intermediaries	0.0%	~
Cosmetics/Toiletries	0.0%	~
Diversified Manufacturing	0.0%	~
Other Assets and Liabilities	0.6%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

	Value at			Shares Held at	Value at	Change in Unrealized for the Period Ended	Dividend Income Earned in the Period Ended	Net Realized Gain (Loss) in the Period Ended
Fund	March 31, 2018	Gross Purchases	Gross Sales	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DoubleLine Global Bond Fund (Class I)	$517,745,649	$141,000,000	$-	62,079,542	$631,969,733	$(26,775,916)	$6,626,117	$-
DoubleLine Infrastructure Income Fund (Class I)	456,745,448	-	-	45,674,545	452,634,739	(4,110,709)	11,065,957	-
DoubleLine Long Duration Total Return Bond Fund (Class I)	48,650,000	-	-	5,000,000	48,100,000	(550,000)	1,119,252	-

	$1,023,141,097	$141,000,000	$-	112,754,087	$1,132,704,472	$(31,436,625)	$18,811,326	$-

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 86.9%

Argentina - 4.1%
8,754,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	7,112,625
16,145,000	Pampa Energia S.A.	7.50%		01/24/2027	13,605,392
13,200,000	YPF S.A.	8.50%		07/28/2025	11,896,500
5,200,000	YPF S.A.	6.95%		07/21/2027	4,257,500

					36,872,017

Brazil - 11.7%
200,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	203,040
3,000,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	2,920,485
18,200,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	15,674,750
1,500,000	Braskem Finance Ltd.	6.45%		02/03/2024	1,580,640
7,631,000	Cosan Overseas Ltd.	8.25%	†	02/05/2019	7,716,849
11,200,000	ESAL GMBH	6.25%		02/05/2023	11,144,000
3,300,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	3,102,000
7,000,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	6,634,250
5,000,000	JBS Investments GmbH	7.25%		04/03/2024	5,058,800
2,500,000	JBS Investments GmbH	7.00%	^	01/15/2026	2,456,250
3,500,000	MARB BondCo PLC	7.00%	^	03/15/2024	3,319,785
500,000	MARB BondCo PLC	7.00%		03/15/2024	474,255
7,280,000	MARB BondCo PLC	6.88%		01/19/2025	6,769,563
3,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,018,750
11,260,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	10,528,212
4,417,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	3,864,919
11,000,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	^†Ω¥	01/31/2019	165,000
3,000,000	Odebrecht Finance Ltd.	7.13%	Ω¥	06/26/2042	435,000
14,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	13,263,250
3,450,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	3,410,791
1,700,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	1,656,650
2,400,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	2,463,000

					105,860,239

Chile - 9.6%
200,000	AES Gener S.A.	5.00%		07/14/2025	192,925
6,000,000	Banco de Credito e Inversiones	4.00%		02/11/2023	5,955,310
500,000	Banco Santander	3.88%		09/20/2022	499,498
4,718,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	4,787,638
7,500,000	ECL S.A.	5.63%		01/15/2021	7,696,765
8,913,000	Embotelladora Andina S.A.	5.00%		10/01/2023	9,183,901
1,734,700	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	1,666,258
5,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	4,648,269
5,092,000	ENTEL Chile S.A.	4.75%		08/01/2026	4,804,324
7,760,000	Geopark Ltd.	6.50%		09/21/2024	7,207,100
7,979,227	Guanay Finance Ltd.	6.00%		12/15/2020	8,068,994
6,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,531,916
3,475,000	Latam Finance Ltd.	6.88%		04/11/2024	3,435,072
4,000,000	SACI Falabella	3.75%		04/30/2023	3,890,318
4,500,000	SUAM Finance B.V.	4.88%		04/17/2024	4,471,875
4,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	3,945,384
900,000	Transelec S.A.	4.63%		07/26/2023	907,542
2,084,000	VTR Finance B.V.	6.88%	^	01/15/2024	2,091,815
7,352,000	VTR Finance B.V.	6.88%		01/15/2024	7,379,570

					87,364,474

China - 0.6%
500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	504,309
800,000	CNOOC Finance Ltd.	3.50%		05/05/2025	776,223
500,000	CNPC General Capital Ltd.	3.95%		04/19/2022	506,807
500,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	512,177
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	3,640,796

					5,940,312

Colombia - 5.3%
900,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	887,634
6,550,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	6,329,003
1,993,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,943,175
1,545,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	1,429,125
14,179,000	Canacol Energy Ltd.	7.25%		05/03/2025	13,115,575
2,200,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	2,271,500
4,100,000	Ecopetrol S.A.	5.88%		09/18/2023	4,284,500
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	373,000
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	10,537,250
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	187,250
4,000,000	Millicom International Cellular S.A.	6.00%		03/15/2025	3,967,080
800,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	811,080
1,800,000	Millicom International Cellular S.A.	5.13%		01/15/2028	1,611,000

					47,747,172

Costa Rica - 0.6%
4,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	3,850,900
1,400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,347,815

					5,198,715

Dominican Republic - 2.1%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,612,500
5,247,000	AES Dominicana	7.95%		05/11/2026	5,325,705
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,809,000
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,020,000

					18,767,205

Guatemala - 1.3%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,525,000
4,783,000	Comcel Trust	6.88%		02/06/2024	4,885,906
3,323,000	Energuate Trust	5.88%		05/03/2027	3,086,236
1,000,000	Industrial Senior Trust	5.50%		11/01/2022	976,250

					11,473,392

Hong Kong - 0.8%
7,600,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	7,379,339

					7,379,339

India - 15.3%
4,853,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,780,103
17,964,000	Bharti Airtel Ltd.	5.13%		03/11/2023	17,691,989
10,000,000	Bharti Airtel Ltd.	4.38%		06/10/2025	9,126,070
19,195,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	18,196,959
1,000,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	1,043,784
21,825,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	23,015,082
25,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	23,295,938
19,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	19,689,141
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	606,993
11,000,000	UPL Corporation	3.25%		10/13/2021	10,658,648
4,300,000	Vedanta Resources PLC	7.13%		05/31/2023	3,877,525
8,100,000	Vedanta Resources PLC	6.13%		08/09/2024	6,755,295

					138,737,527

Israel - 0.5%
1,300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,301,284
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,326,776
1,400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,413,692

					5,041,752

Jamaica - 1.0%
7,500,000	Digicel Ltd.	7.13%	^¥	04/01/2022	3,543,750
12,000,000	Digicel Ltd.	7.13%		¥04/01/2022	5,670,000

					9,213,750

Malaysia - 4.0%
7,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	7,494,776
17,000,000	Gohl Capital Ltd.	4.25%		01/24/2027	16,043,319
8,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	7,908,880
5,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	4,925,915

					36,372,890

Mexico - 10.5%
3,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	2,913,780
13,472,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	13,101,655
2,444,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	2,210,256
6,450,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	6,498,375
2,111,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	1,952,675
19,000,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	16,553,940
17,167,878	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	15,944,667
3,938,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	3,721,449
5,700,000	Fresnillo PLC	5.50%		11/13/2023	5,814,000
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	6,024,375
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	5,034,960
4,226,037	Mexico Generadora de Energia	5.50%		12/06/2032	4,056,995
12,583,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	10,443,890
800,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	686,008

					94,957,025

Panama - 7.4%
300,000	Banco General S.A.	4.13%		08/07/2027	275,812
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	3,815,000
4,600,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	4,433,250
15,443,000	C&W Senior Financing DAC	6.88%		09/15/2027	14,327,243
8,785,851	ENA Norte Trust	4.95%		04/25/2023	8,836,369
11,000,000	Global Bank Corporation	5.13%		10/30/2019	11,046,750
1,500,000	Global Bank Corporation	4.50%	^	10/20/2021	1,458,300
2,800,000	Global Bank Corporation	4.50%		10/20/2021	2,722,160
11,104,119	Panama Metro Line SP	0.00%	^	12/05/2022	10,104,860
11,104,119	Panama Metro Line SP	0.00%		12/05/2022	10,104,860

					67,124,604

Paraguay - 0.0%
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	404,900

					404,900

Peru - 3.9%
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	2,496,000
2,100,000	Banco International del Peru S.A.A. (3 Month LIBOR USD + 6.74%)	8.50%		04/23/2070	2,208,675
2,800,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	2,849,028
2,200,000	Camposol S.A.	10.50%	^	07/15/2021	2,304,500
5,000,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	4,820,050
200,000	Inkia Energy Ltd.	5.88%	^	11/09/2027	186,002
10,300,000	Inkia Energy Ltd.	5.88%		11/09/2027	9,579,103
1,700,000	Nexa Resources S.A.	5.38%		05/04/2027	1,651,125
2,700,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	2,392,875
2,330,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,321,262
5,000,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	4,837,500

					35,646,120

Philippines - 2.2%
4,000,000	BDO Unibank, Inc.	2.63%		10/24/2021	3,851,030
16,171,000	BDO Unibank, Inc.	2.95%		03/06/2023	15,325,355
500,000	Union Bank of the Philippines	3.37%		11/29/2022	477,003

					19,653,388

Singapore - 6.0%
15,619,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	14,974,716
21,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	20,355,076
6,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	5,999,546
13,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	12,888,720

					54,218,058

Total Foreign Corporate Bonds (Cost $841,725,724)					787,972,879

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 11.1%
Argentina - 3.1%
13,400,000	Argentine Republic Government International Bond	6.88%		01/26/2027	10,259,375
5,200,000	Argentine Republic Government International Bond	5.88%		01/11/2028	3,757,000
4,200,000	Argentine Republic Government International Bond	6.63%		07/06/2028	3,111,150
15,200,000	Provincia de Buenos Aires	7.88%		06/15/2027	11,020,152

					28,147,677

Chile - 0.4%
3,000,000	Chile Government International Bond	3.13%		03/27/2025	2,920,980
500,000	Chile Government International Bond	3.13%		01/21/2026	483,742

					3,404,722

Costa Rica - 1.8%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	16,381,040

					16,381,040

Indonesia - 2.3%
13,500,000	Perusahaan Penerbit	4.15%	^	03/29/2027	13,000,500
7,900,000	Perusahaan Penerbit	4.15%		03/29/2027	7,607,700

					20,608,200

Israel - 0.6%
6,000,000	Israel Government International Bond	2.88%		03/16/2026	5,788,200

					5,788,200

Panama - 1.1%
10,000,000	Panama Government International Bond	4.00%		09/22/2024	10,110,100

					10,110,100

Philippines - 1.8%
16,000,000	Philippine Government International Bond	4.20%		01/21/2024	16,476,896

					16,476,896

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $112,059,728)					100,916,835

Exchange Traded Funds and Common Stocks - 0.3%
228,497	Frontera Energy Corporation*				2,225,977

Total Exchange Traded Funds and Common Stocks (Cost $20,010,063)					2,225,977

Short Term Investments - 0.0%
32,236	First American Government Obligations Fund - Class X	2.30%	◆		32,236
32,235	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		32,235
32,235	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		32,235

Total Short Term Investments (Cost $96,706)					96,706

Total Investments - 98.3% (Cost $973,892,221)					891,212,397
Other Assets in Excess of Liabilities - 1.7%					15,297,217

NET ASSETS - 100.0%					$906,509,614

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $91,132,108 or 10.1% of net assets.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

◆	Seven-day yield as of December 31, 2018

*	Non-income producing security

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	22.0%
Energy	20.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	11.1%
Telecommunications	10.4%
Utilities	7.1%
Consumer Products	6.8%
Transportation	5.5%
Finance	4.4%
Mining	2.0%
Hotels/Motels/Inns and Casinos	1.8%
Chemical Products	1.5%
Containers and Glass Products	1.3%
Pulp & Paper	1.2%
Chemicals/Plastics	1.2%
Conglomerates	1.1%
Retailers (other than Food/Drug)	0.4%
Construction	0.0%	~
Short Term Investments	0.0%	~
Other Assets and Liabilities	1.7%

	100.0%

~ Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

India	15.3%
Brazil	11.7%
Mexico	10.5%
Chile	10.0%
Panama	8.5%
Argentina	7.2%
Singapore	6.0%
Colombia	5.5%
Malaysia	4.0%
Philippines	4.0%
Peru	3.9%
Costa Rica	2.4%
Indonesia	2.3%
Dominican Republic	2.1%
Guatemala	1.3%
Israel	1.2%
Jamaica	1.0%
Hong Kong	0.8%
China	0.6%
Paraguay	0.0%	~
United States	0.0%	~
Other Assets and Liabilities	1.7%

	100.0%

~	Represents less than 0.05% of net assets

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
34,028	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	34,062
110,161	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	110,185
589,696	Drive Auto Receivables Trust, Series 2018-4-A1	2.45%		09/16/2019	589,541
11,482	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	11,473
121,886	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	121,736
388,088	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	387,221
455,327	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	451,430
793,767	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	789,886
302,683	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	301,148
820,915	Westlake Automobile Receivables Trust, Series 2018-3A-A1	2.53%	^	09/16/2019	820,557

Total Asset Backed Obligations (Cost $3,627,210)					3,617,239

Collateralized Loan Obligations - 4.0%
1,000,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	3.63%	^	08/05/2027	995,396
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	#^@	01/17/2028	335,632
1,000,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	3.89%	^	10/16/2028	1,000,412
1,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	3.77%	^	04/20/2031	995,495
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	#^@	07/23/2025	5,898
2,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00%	^	10/20/2031	1,975,825
1,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.42%	^	10/28/2027	992,555
1,000,000	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	3.97%	^	10/20/2028	1,000,747
1,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.19%	^	10/18/2030	974,378

Total Collateralized Loan Obligations (Cost $8,971,323)					8,276,338

Non-Agency Residential Collateralized Mortgage Obligations - 7.3%
178,711	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.10%	#	03/25/2036	145,226
402,155	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	381,163
321,294	Alternative Loan Trust, Series 2005-J8-1A5	5.50%		07/25/2035	299,166
480,577	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	3.10%		06/25/2046	444,930
384,954	Alternative Loan Trust, Series 2007-HY4-4A1	3.83%	#	06/25/2037	355,815
365,591	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	204,591
31,733	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	25,701
2,572,372	BCAP LLC Trust, Series 2009-RR4-1A2	6.50%	#^	06/26/2037	1,283,504
197,965	ChaseFlex Trust, Series 2007-M1-2F4	4.27%	ß	08/25/2037	189,334
910,000	CIM Trust, Series 2017-3RR-B2	11.04%	#^Þ	01/27/2057	1,017,320
1,086	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	1,083
74,752	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	72,856
189,343	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	183,088
568,015	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	428,807
79,116	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	63,851
719,904	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	270,389
15,497	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	18.37%	I/F	08/25/2037	22,783
10,743	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	18.38%	I/F	09/25/2037	13,892
167,271	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	136,190
9,245	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	7,412
97,216	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	88,657
35,235	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	26,603
148,263	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	146,133
81,118	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	78,735
262,067	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	8.69%	^I/F	04/15/2036	235,937
38,498	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	26,949
1,207,675	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.77%		08/25/2045	858,182
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	132,171
81,071	GSR Mortgage Loan Trust, Series 2006-2F-2A20 (-1 x 1 Month LIBOR USD + 11.10%, 5.00% Floor, 11.10% Cap)	8.75%	I/F	02/25/2036	81,363
478,862	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.65%		01/25/2047	442,531
521,935	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	2.67%		05/19/2047	496,871
24,975	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	24,050
372,427	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	308,740
126,431	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	100,919
66,748	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.89%	I/FI/O	08/25/2036	8,382
4,172	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,955
779,592	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	512,174
39,682	Lehman Mortgage Trust, Series 2007-5-11A1	5.17%	#	06/25/2037	31,058
1,003,949	Lehman Mortgage Trust, Series 2007-5-1A3	5.75%		06/25/2037	973,607
145,719	Lehman XS Trust, Series 2005-1-3A3A	5.11%		07/25/2035	140,405
224,499	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	201,044
1,492,144	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4 (1 Month LIBOR USD + 0.50%, 0.25% Floor)	3.01%		06/25/2036	723,951
236,434	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	190,967
167,525	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	156,322
2,860	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	2,515
160,779	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	140,091
33,352	Residential Accredit Loans, Inc., Series 2006-QS7-A4 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.91%		06/25/2036	25,569
100,057	Residential Accredit Loans, Inc., Series 2006-QS7-A5 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.09%	I/FI/O	06/25/2036	11,583
59,341	Residential Accredit Loans, Inc., Series 2006-QS8-A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor)	2.96%		08/25/2036	44,211
178,024	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.04%	I/FI/O	08/25/2036	19,453
209,469	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1 (1 Month LIBOR USD + 0.87%, 0.58% Floor, 14.00% Cap)	3.38%		02/25/2034	205,600
18,024	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	16,231
441,688	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	325,041
623,819	Residential Asset Securitization Trust, Series 2006-A9CB-A6	6.00%		09/25/2036	378,668
373,242	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	236,098
286,464	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	243,203
1,989,921	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	1,995,235
251,363	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.51%	ß	10/25/2036	145,383

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $16,036,220)					15,325,688

US Government and Agency Mortgage Backed Obligations - 3.5%
47,815	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	3.97%	I/FI/O	01/15/2037	7,188
15,302	Federal Home Loan Mortgage Corporation, Series 3317-DS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	8.86%	I/F	05/15/2037	17,176
95,628	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.59%	I/FI/O	08/15/2037	12,966
35,999	Federal Home Loan Mortgage Corporation, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 6.39% Cap)	3.93%	I/FI/O	11/15/2037	3,339
115,496	Federal Home Loan Mortgage Corporation, Series 3384-SG (-1 x 1 Month LIBOR USD + 6.31%, 6.31% Cap)	3.85%	I/FI/O	08/15/2036	16,249
49,720	Federal Home Loan Mortgage Corporation, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	3.72%	I/FI/O	02/15/2038	4,342
61,277	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.19%	I/FI/O	03/15/2038	5,556
570,893	Federal Home Loan Mortgage Corporation, Series 3423-TG (-1 x 1 Month LIBOR USD + 6.00%, 0.35% Cap)	0.35%	I/FI/O	03/15/2038	5,183
61,042	Federal Home Loan Mortgage Corporation, Series 3500-SA (-1 x 1 Month LIBOR USD + 5.52%, 5.52% Cap)	3.06%	I/FI/O	01/15/2039	5,231
177,007	Federal Home Loan Mortgage Corporation, Series 3523-SM (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.54%	I/FI/O	04/15/2039	19,579
14,819	Federal Home Loan Mortgage Corporation, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	2.49%	I/FI/O	08/15/2039	890
164,201	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	1.99%	I/FI/O	09/15/2040	10,762
144,737	Federal Home Loan Mortgage Corporation, Series 3758-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	3.57%	I/FI/O	11/15/2040	18,661
77,839	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	82,955
171,878	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	3.39%	I/FI/O	02/15/2041	20,884
62,276	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	3.51%	I/FI/O	07/15/2041	7,443
472,390	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%	>	09/15/2041	522,942
594,008	Federal Home Loan Mortgage Corporation, Series 4183-Z	3.00%	>	03/15/2043	575,688
1,157,590	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%	>	05/15/2043	1,084,813
82,793	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.07%	I/FI/O	10/25/2036	13,243
42,405	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	3.81%	I/FI/O	01/25/2037	6,468
289,796	Federal National Mortgage Association, Series 2007-39-AI (-1 x 1 Month LIBOR USD + 6.12%, 6.12% Cap)	3.61%	I/FI/O	05/25/2037	38,062
131,165	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.30%	I/FI/O	10/25/2036	17,594
8,942	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.24%	I/FI/O	07/25/2039	1,202
134,469	Federal National Mortgage Association, Series 2009-86-CI (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	3.29%	I/FI/O	09/25/2036	14,162
45,842	Federal National Mortgage Association, Series 2009-90-IA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.24%	I/FI/O	03/25/2037	4,986
47,917	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.21%	I/FI/O	04/25/2037	4,690
222,524	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	3.16%	I/FI/O	05/25/2040	23,047
99,190	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	3.89%	I/FI/O	11/25/2040	10,300
391,504	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	410,615
1,182,098	Federal National Mortgage Association, Series 2013-53-ZC	3.00%	>	06/25/2043	1,124,273
687,773	Federal National Mortgage Association, Series 2013-55-KS (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.24%	I/F	06/25/2043	555,096
1,103,941	Federal National Mortgage Association, Series 2013-55-VZ	3.00%	>	06/25/2043	1,051,272
569,322	Federal National Mortgage Association, Series 2014-58-VZ	3.00%	>	09/25/2044	528,065
571,680	Federal National Mortgage Association, Series 2015-9-ZA	3.50%	>	03/25/2045	572,335
21,392	Government National Mortgage Association, Series 2009-6-SM (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	3.48%	I/FI/O	02/20/2038	2,588
365,949	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	382,783
203,464	Government National Mortgage Association, Series 2011-7-LS (-2 x 1 Month LIBOR USD + 9.88%, 9.88% Cap)	4.94%	I/F	12/20/2040	210,063

Total US Government and Agency Mortgage Backed Obligations (Cost $7,333,326)					7,392,691

US Government and Agency Obligations - 1.0%
2,158,460	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2019	2,128,261

Total US Government and Agency Obligations (Cost $2,154,795)					2,128,261

Real Estate Investment Trusts - 4.3%
655,000	Annaly Capital Management, Inc.				6,432,100
148,747	Chimera Investment Corporation				2,650,672

Total Real Estate Investment Trusts (Cost $9,191,552)					9,082,772

Affiliated Mutual Funds - 30.0%
882,076	DoubleLine Core Fixed Income Fund (Class I)				9,358,830
1,011,049	DoubleLine Flexible Income Fund (Class I)				9,574,635
965,918	DoubleLine Low Duration Bond Fund (Class I)				9,543,270
3,300,984	DoubleLine Total Return Bond Fund (Class I)				34,396,258

Total Affiliated Mutual Funds (Cost $66,150,314)					62,872,993

Exchange Traded Funds and Common Stocks - 22.0%
89,000	Energy Select Sector SPDR Fund				5,104,150
95,500	iShares Core MSCI Emerging Markets ETF				4,502,825
109,000	iShares MSCI Australia Index ETF				2,098,250
51,500	iShares MSCI Brazil ETF				1,967,300
139,000	iShares MSCI Canada Index Fund				3,330,440
36,000	iShares MSCI Hong Kong Index ETF				812,520
34,000	iShares MSCI Singapore Capped ETF				751,400
37,000	iShares MSCI Sweden Capped ETF				1,044,880
220,000	SPDR Blackstone ETF				9,834,000
181,000	SPDR EURO STOXX 50 ETF				6,021,870
62,000	SPDR S&P Metals & Mining ETF				1,623,780
92,500	SPDR S&P Oil & Gas Exploration & Production ETF				2,454,025
100,000	Transocean Ltd.*				694,000
43,000	Utilities Select Sector SPDR Fund				2,275,560
95,500	VanEck Vectors Russia ETF				1,790,625
35,000	Vanguard Global ex-U.S. Real Estate ETF				1,834,350

Total Exchange Traded Funds and Common Stocks (Cost $54,253,310)					46,139,975

Short Term Investments - 27.9%
15,570,677	First American Government Obligations Fund - Class X	2.30%	◆		15,570,677
15,570,677	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		15,570,677
15,570,677	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		15,570,677
7,000,000	United States Treasury Bills	0.00%	‡	06/20/2019	6,917,842
5,000,000	United States Treasury Bills	0.00%	‡	01/24/2019	4,992,934

Total Short Term Investments (Cost $58,628,822)					58,622,807

Total Investments - 101.7% (Cost $226,346,872)					213,458,764
Liabilities in Excess of Other Assets - (1.7)%					(3,528,386)

NET ASSETS - 100.0%					$209,930,378

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $16,334,800 or 7.8% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

I/O	Interest only security

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2018.

Þ	Value determined using significant unobservable inputs.

‡	All or a portion of security has been pledged as collateral in connection with swaps.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	30.0%
Short Term Investments	27.9%
Exchange Traded Funds and Common Stocks	22.0%
Non-Agency Residential Collateralized Mortgage Obligations	7.3%
Real Estate Investment Trusts	4.3%
Collateralized Loan Obligations	4.0%
US Government and Agency Mortgage Backed Obligations	3.5%
Asset Backed Obligations	1.7%
US Government and Agency Obligations	1.0%
Other Assets and Liabilities	(1.7)%

100.0%

FUTURES CONTRACTS
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
Ultra 10-Year US Treasury Note Future	Long	49	03/20/2019	6,373,828	$203,557
CBT Ultra US Treasury Bond Future	Long	21	03/20/2019	3,373,781	64,270
MSCI Emerging Markets Index Future	Long	63	03/15/2019	5,347,163	(17,335)
FTSE 100 Index Future	Long	133	03/15/2019	16,659,580	(665,951)
E-mini Russell 2000 Future	Long	25	03/07/2019	2,482,500	(181,963)
Nikkei-225 Future	Long	212	03/15/2019	10,248,080	(422,595)
E-mini S&P 500 Future	Long	59	03/15/2019	3,979,550	(120,977)
E-mini Nasdaq 100 Future	Short	(28)	03/15/2019	(3,546,620)	(51,486)

					$(1,192,480)

• Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

SWAP AGREEMENTS

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/28/2019	44,000,000	$(3,242,650)
Long Commodity Basket Swap ж	Morgan Stanley	Long	0.19%	Termination	01/03/2019	4,020,000	(118,866)
Short Commodity Basket Swap ɷ	Morgan Stanley	Short	(0.22)%	Termination	01/03/2019	(4,020,000)	5,533

							$(3,355,983)

Total Swap Agreements							$(3,355,983)

¤ Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

ж Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
Morgan Stanley Gasoil Roll	MSCYQS0	0.18	$72	17.4%
Morgan Stanley Heating Oil Roll	MSCYHO0	0.19	71	17.2%
Morgan Stanley Copper Roll	MSCYLP0	0.15	71	17.1%
Morgan Stanley Nickel Roll	MSCYLN0	0.22	70	17.1%
Morgan Stanley Zinc Roll	MSCYLX0	0.13	70	17.0%
Morgan Stanley Natural Gas Roll	MSCYNG0	0.27	59	14.2%

			$413	100.0%

ɷ Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the Morgan Stanley index. At December 31, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
Morgan Stanley Soybeans Roll	MSCYSY0	0.20	$79	16.9%
Morgan Stanley Corn Roll	MSCYCN0	0.26	77	16.7%
Morgan Stanley Coffee (Arabica) Roll	MSCYKC0	0.38	77	16.7%
Morgan Stanley Cotton Roll	MSCYCT0	0.13	78	16.7%
Morgan Stanley Wheat Roll	MSCYWH0	0.29	76	16.5%
Morgan Stanley Kansas Wheat Roll	MSCYKW0	0.38	76	16.5%

			$463	100.0%

d Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

FORWARD CURRENCY EXCHANGE CONTRACTS
Settlement Date	Counterparty	Currency to be Sold		Value	Currency to be Purchased		Value	Unrealized Appreciation (Depreciation)
03/20/2019	RBC	7,585,060	USD	$7,585,060	850,000,000	JPY	$7,805,378	$220,318
03/20/2019	Goldman Sachs	3,784,359	USD	3,784,359	424,000,000	JPY	3,893,506	109,147
03/20/2019	Goldman Sachs	5,955,228	USD	5,955,228	4,700,000	GBP	6,013,804	58,576
03/13/2019	RBC	6,095,731	USD	6,095,731	5,300,000	EUR	6,109,489	13,758

				$23,420,378			$23,822,177	$401,799

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

A summary of the DoubleLine Multi-Asset Growth Fund’s (Consolidated) investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

						Change in Unrealized for the	Dividend Income Earned in the	Net Realized Gain (Loss) in the
				Shares Held at	Value at	Period Ended	Period Ended	Period Ended
Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DoubleLine Total Return Bond Fund (Class I)	$34,594,317	$-	$-	3,300,984	$34,396,258	$(198,059)	$970,387	$-
DoubleLine Flexible Income Fund (Class I)	9,918,392	-	-	1,011,049	9,574,635	(343,757)	333,074	-
DoubleLine Low Duration Bond Fund (Class I)	9,630,202	-	-	965,918	9,543,270	(86,932)	217,176	-
DoubleLine Core Fixed Income Fund (Class I)	9,535,245	-	-	882,076	9,358,830	(176,415)	243,488	-

	$63,678,156	$-	$-	6,160,027	$62,872,993	$(805,163)	$1,764,125	$-

DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.0%
7,862,505	Access Group, Inc., Series 2007-A-B (3 Month LIBOR USD + 0.55%, 0.55% Floor)	3.24%		02/25/2037	7,633,347
850,699	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	851,563
1,108,781	Avant Loans Funding Trust, Series 2016-B-C	10.60%	^	04/15/2022	1,121,994
14,555,035	CLUB Credit Trust, Series 2018-2-PT	10.05%	^¥	02/15/2041	14,591,711
5,227,207	Commonbond Student Loan Trust, Series 2017-BGS-A1	2.68%	^	09/25/2042	5,060,786
111,002	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	110,961
8,742,843	Consumer Loan Underlying Bond Credit Trust, Series 2018-P1-A	3.39%	^	07/15/2025	8,726,457
14,512,131	Consumer Loan Underlying Bond Credit Trust, Series 2018-P2-A	3.47%	^	10/15/2025	14,466,753
14,000,000	Credit Acceptance Auto Loan Trust, Series 2017-2A-A	2.55%	^	02/17/2026	13,881,441
5,485,211	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	5,427,701
11,034,916	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	10,948,148
6,000,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	5,977,704
12,750,000	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	12,668,227
15,000,000	Flagship Credit Auto Trust, Series 2017-1-B	2.83%	^	03/15/2023	14,959,062
3,810,775	Hilton Grand Vacations Trust, Series 2018-AA-A	3.54%	^	02/25/2032	3,824,845
30,557,788	Invitation Homes Trust, Series 2017-SFR2-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	3.28%	^	12/17/2036	30,234,028
19,802,419	Invitation Homes Trust, Series 2018-SFR1-A (1 Month LIBOR USD + 0.70%)	3.16%	^	03/17/2037	19,422,406
3,329,850	Jimmy Johns Funding LLC, Series 2017-1A-A2I	3.61%	^	07/30/2047	3,326,506
10,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	10,012,648
3,108,102	Marlette Funding Trust, Series 2017-2A-A	2.39%	^	07/15/2024	3,104,258
17,267,426	Marlette Funding Trust, Series 2018-3A-A	3.20%	^	09/15/2028	17,249,892
1,943,851	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	1,944,707
31,250,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	30,777,753
13,084,505	Prosper Marketplace Issuance Trust, Series 2018-2A-A	3.35%	^	10/15/2024	13,062,179
2,844,969	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	2,859,059
6,413,436	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	6,404,237
5,624,582	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	5,472,479
533,897	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	533,168
2,460,148	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	2,455,488
5,000,000	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	4,960,966
2,524,485	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	2,522,369
5,544,056	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	5,542,923
3,880,879	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	3,872,210
4,553,270	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	4,514,304
6,614,726	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	6,582,380
4,500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	4,461,031
3,026,829	SoFi Consumer Loan Program Trust, Series 2017-6-A1	2.20%	^	11/25/2026	3,011,484
8,538,718	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	8,490,859
13,152,668	SoFi Consumer Loan Program Trust, Series 2018-3-A1	3.20%	^	08/25/2027	13,127,935
419,328	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	419,319
2,117,009	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	2,087,535
4,350,564	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	4,289,958
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,882,893
6,660,494	SoFi Professional Loan Program, Series 2017-B-A1FX	1.83%	^	05/25/2040	6,627,375
3,963,455	SoFi Professional Loan Program, Series 2017-C-A2A	1.75%	^	07/25/2040	3,932,157
5,193,862	SoFi Professional Loan ProgramTrust, Series 2018-D-A1FX	3.12%	^	02/25/2048	5,195,073
15,316,369	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	15,187,694
2,512,508	Springleaf Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	2,509,206
15,441,988	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	15,354,884
25,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	24,582,680
389,260	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	392,797
1,647,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	1,641,057
2,268,379	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	2,267,384
519,887	Wachovia Student Loan Trust, Series 2006-1-A5 (3 Month LIBOR USD + 0.12%, 0.12% Floor)	2.61%	^	07/26/2027	519,870
10,000,000	Westlake Automobile Receivables Trust, Series 2016-3A-C	2.46%	^	01/18/2022	9,964,985
20,000,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	19,847,402
12,000,000	Westlake Automobile Receivables Trust, Series 2018-2A-B	3.20%	^	01/16/2024	11,971,097

Total Asset Backed Obligations (Cost $458,894,771)					455,869,335

Bank Loans - 6.9%
14,816,224	Burger King Restaurant Brands, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.77%		02/16/2024	14,143,271
5,691,383	AECOM Technology Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.26%		03/13/2025	5,444,178
11,614,051	Allison Transmission, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 1.00% Floor)	4.26%		09/23/2022	11,487,051
880,825	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		10/11/2021	858,047
4,949,495	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		04/28/2023	4,718,527
5,806,500	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.46%		12/14/2023	5,536,730
4,532,163	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		03/28/2024	4,400,458
6,217,202	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		03/11/2025	6,048,840
	Ashland LLC, Senior Secured First Lien Term Loan
3,334,137	(1 Month LIBOR USD + 1.75%)	4.25%		05/17/2024	3,257,735
1,569,006	(1 Month LIBOR USD + 1.75%)	4.27%		05/17/2024	1,533,052
14,619,525	Axalta Coating Systems Dutch Holding B B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.55%		05/31/2024	13,821,518
14,019,907	Berry Global Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.39%		10/01/2022	13,731,728
3,845,000	Cabot Microelectronics Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.81%		¥11/14/2025	3,710,425
10,602,900	Charter Communications Operating, LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.53%		04/30/2025	10,198,717
995,000	Ciena Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.47%		09/26/2025	957,687
2,132,957	Crown Americas LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.48%		04/03/2025	2,126,793
11,849,562	CSC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.71%		07/17/2025	11,280,783
680,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.75%		01/15/2026	646,000
10,857,148	Dell International L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%, 0.75% Floor)	4.53%		09/07/2023	10,463,576
12,574,320	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		08/30/2023	12,118,501
11,207,997	First Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.50%		04/26/2024	10,734,459
6,000,000	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.75% Floor)	4.10%		05/31/2023	5,775,000
7,588,776	Global Payments Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.09%		04/21/2023	7,313,683
4,870,000	Global Payments Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/17/2025	4,658,959
4,770,000	Gray Television, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.90%		01/02/2026	4,622,655
11,748,508	Grifols Worldwide Operations USA Inc, Senior Secured First Lien Term Loan (1 Week LIBOR USD + 2.25%)	4.67%		01/31/2025	11,314,460
13,861,296	HCA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		03/17/2023	13,588,436
1,022,275	HCA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		03/13/2025	1,004,932
2,319,188	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/17/2023	2,232,218
11,863,505	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.26%		10/25/2023	11,482,153
5,925,000	IQVIA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		01/17/2025	5,769,469
5,452,600	IQVIA Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.14%		06/09/2025	5,285,641
9,925,000	Iron Mountain Information Management, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		01/02/2026	9,478,375
8,374,178	Jacobs Douwe Egberts International B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.56%		11/03/2025	8,175,292
6,470,750	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	5.31%		03/09/2023	6,317,070
10,067,142	KFC Holding Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.22%		04/03/2025	9,846,974
1,960,188	Lamar Media Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.31%		03/14/2025	1,912,810
8,186,284	Leidos Innovations Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.31%		08/22/2025	8,087,393
15,000,000	Level 3 Financing Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.75%		02/22/2024	14,293,725
11,783,861	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		03/21/2025	11,325,174
11,670,347	Microchip Technology Incorporated, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.53%		05/29/2025	11,091,673
8,777,494	NRG Energy, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		06/30/2023	8,464,795
1,985,000	Open Text Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		05/30/2025	1,956,217
1,160,000	Resideo Funding Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	4.49%		¥10/27/2025	1,125,200
11,443,391	RPI Finance Trust, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		03/27/2023	11,110,331
5,695,000	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	5,452,962
4,704,751	ServiceMaster Company, LLC (The), Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.84%		11/08/2023	4,620,442
7,000,000	Six Flags Theme Parks Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.26%		06/30/2022	6,842,500
11,823,243	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	5.06%		02/02/2024	11,281,383
3,385,000	Sprint Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.56%		02/02/2024	3,283,450
11,487,451	Syneos Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		08/01/2024	11,130,881
11,676,612	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		06/19/2025	11,295,020
2,892,750	United Rentals (North America), Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	2,839,957
2,155,000	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	2,128,063
11,754,545	VICI Properties 1 LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.50%		12/20/2024	11,264,205
7,630,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	4.96%		01/15/2026	7,246,631
	Vistra Operations Company LLC, Senior Secured First Lien Term Loan
3,048,848	(1 Month LIBOR USD + 2.00%)	4.52%		12/31/2025	2,941,711
8,677,489	(1 Month LIBOR USD + 2.00%)	4.46%		12/31/2025	8,372,562
10,574,550	W.R. Grace & Co., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.14%		04/03/2025	10,260,645
6,168,487	W.R. Grace & Co., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.75%)	4.55%		04/03/2025	5,985,376
11,730,452	Worldpay, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.19%		08/09/2024	11,285,634
11,670,750	Wyndham Hotels & Resorts Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		05/30/2025	11,262,274

Total Bank Loans (Cost $468,296,839)					450,944,407

Collateralized Loan Obligations - 14.0%
9,682,885	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	3.57%	^	07/20/2026	9,672,126
25,000,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.29%	^	01/15/2028	24,676,823
7,500,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	3.99%	^	07/15/2028	7,502,753
2,500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	4.64%	^	07/15/2028	2,500,901
3,728,465	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.43%	^	01/19/2025	3,720,642
15,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	3.45%	^	08/15/2027	14,798,415
10,000,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	3.47%	^	11/17/2027	9,869,370
20,000,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	3.63%	^	08/05/2027	19,907,920
5,987,000	Babson Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 1.19%)	3.66%	^	10/20/2030	5,927,304
44,000,000	Battalion Ltd., Series 2014-7A-A1RR (3 Month LIBOR USD + 1.04%)	3.49%	^	07/17/2028	43,431,156
10,000,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	3.89%	^	10/16/2028	10,004,115
9,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	3.47%	^	04/20/2027	8,971,994
35,000,000	Cathedral Lake Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.64%	^	10/21/2030	34,702,500
25,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.76%	^	07/13/2029	24,952,515
9,100,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00%	^	10/20/2031	8,990,003
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	5.12%		08/15/2023	9,005,604
767,661	Halcyon Loan Advisors Funding Ltd., Series 2013-1A-A1 (3 Month LIBOR USD + 1.15%)	3.59%	^	04/15/2025	767,894
609,625	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.57%	^	04/18/2026	608,822
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	6.01%	^	04/28/2025	2,220,761
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-AR (3 Month LIBOR USD + 1.10%)	3.57%	^	10/22/2025	24,953,171
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.34%	^	10/18/2027	24,774,807
9,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.57%	^	07/18/2031	8,857,855
6,217,197	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.13%	^	07/15/2026	6,191,240
22,200,000	Jamestown Ltd., Series 2015-8A-A1AR (3 Month LIBOR USD + 0.87%, 0.87% Floor)	3.31%	^	01/15/2028	21,911,505
31,000,000	Jamestown Ltd., Series 2016-9A-A1B (3 Month LIBOR USD + 1.50%)	3.97%	^	10/20/2028	31,029,195
10,500,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.64%	^	04/25/2030	10,391,626
10,000,000	Jefferson Mill Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.18%)	3.67%		10/20/2031	9,886,987
22,000,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.59%	^	04/20/2031	21,645,497
26,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.64%	^	07/23/2029	25,912,451
4,823,747	Magnetite Ltd., Series 2014-9A-A1R (3 Month LIBOR USD + 1.00%)	3.49%	^	07/25/2026	4,811,510
3,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.19%	^	04/15/2029	2,929,448
24,100,000	Marathon Ltd., Series 2018-12A-A1 (3 Month LIBOR USD + 1.18%)	3.60%	^	04/18/2031	23,844,631
13,500,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	0.00%	^	01/20/2032	13,385,250
41,500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.76%	^	07/15/2029	41,405,000
30,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.77%	^	07/25/2029	29,883,475
25,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.42%	^	10/28/2027	24,813,877
25,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.79%	^	10/13/2031	24,804,680
16,500,000	OCP Ltd., Series 2014-5A-A1R (3 Month LIBOR USD + 1.08%, 1.08% Floor)	3.59%	^	04/26/2031	16,246,877
14,000,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 0.90%)	3.55%	^	05/21/2027	13,911,264
10,099,188	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.18%	^	10/15/2025	10,052,148
18,110,000	Palmer Square Loan Funding Ltd., Series 2018-5A-A1 (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.32%	^	01/20/2027	18,063,510
34,000,000	Park Avenue Institutional Advisers Ltd., Series 2018-1A-A1A (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.77%	^	10/20/2031	33,734,342
25,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.65%	^	10/15/2030	24,816,524
12,500,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.40%	^	10/25/2031	12,344,916
22,000,000	Romark Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	3.50%	^	04/20/2031	21,636,660
33,600,000	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	3.97%	^	10/20/2028	33,625,085
16,000,000	Sound Point Ltd., Series 2014-2RA-A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.72%	^	10/20/2031	15,906,361
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A (3 Month LIBOR USD + 1.55%)	4.00%	^	07/17/2028	20,019,745
22,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2031	21,829,124
5,000,000	Vibrant Ltd., Series 2016-5A-A (3 Month LIBOR USD + 1.55%)	4.02%	^	01/20/2029	5,005,293
23,000,000	Wellfleet Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 0.91%)	3.38%	^	04/20/2028	22,885,526
20,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2029	19,939,398
1,234,438	WhiteHorse Ltd., Series 2013-1A-A1L (3 Month LIBOR USD + 1.40%)	4.08%	^	11/24/2025	1,234,901
5,956,110	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.44%	^	05/01/2026	5,930,169
5,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.69%	^	07/25/2026	4,982,270
13,000,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	3.97%	^	10/15/2028	13,012,409

Total Collateralized Loan Obligations (Cost $914,843,378)					908,840,345

Foreign Corporate Bonds - 14.3%
8,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	7,922,616
3,000,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,954,937
9,501,000	AerCap Global Aviation Trust	4.63%		10/30/2020	9,569,638
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,559,727
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,453,973
9,000,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	8,833,703
10,275,000	AstraZeneca PLC	2.38%		11/16/2020	10,096,856
12,900,000	Axiata SPV2 BHD	3.47%		11/19/2020	12,891,015
1,000,000	Banco de Credito del Peru	5.38%		09/16/2020	1,034,500
6,285,000	Banco de Credito del Peru	4.25%		04/01/2023	6,253,575
19,800,000	Banco del Estado de Chile	3.88%		02/08/2022	19,750,410
8,150,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	7,795,556
14,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	14,434,000
11,431,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	11,330,979
15,814,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	15,359,506
9,600,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	9,192,000
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,000,000
6,598,000	Banco Santander	3.88%		09/20/2022	6,591,379
8,000,000	Banco Santander	4.13%		11/09/2022	7,900,000
6,800,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	6,851,000
12,495,000	Banistmo S.A.	3.65%		09/19/2022	11,917,106
2,400,000	Banistmo S.A.	3.65%	^	09/19/2022	2,289,000
9,415,000	Barclays Bank PLC	2.65%		01/11/2021	9,220,881
10,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	10,175,100
200,000	BBVA Bancomer S.A.	7.25%		04/22/2020	207,600
14,000,000	BBVA Bancomer S.A.	6.75%		09/30/2022	14,787,640
12,938,000	BDO Unibank, Inc.	2.63%		10/24/2021	12,456,157
11,350,000	BDO Unibank, Inc.	2.95%		03/06/2023	10,756,464
17,400,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	17,552,076
17,000,000	Bharti Airtel Ltd.	5.13%		03/11/2023	16,742,586
6,885,000	BP Capital Markets PLC	1.68%		05/03/2019	6,851,990
745,000	BP Capital Markets PLC	1.77%		09/19/2019	738,447
2,351,000	BP Capital Markets PLC	2.32%		02/13/2020	2,331,013
13,500,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	12,848,760
9,993,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	10,140,497
2,400,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	2,379,000
3,000,000	CK Hutchison International Ltd.	2.88%		04/05/2022	2,946,631
21,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	20,626,418
13,000,000	CNOOC Finance Ltd.	3.88%		05/02/2022	13,112,047
3,000,000	CNOOC Finance Ltd.	3.00%		05/09/2023	2,899,650
15,391,000	CNPC General Capital Ltd.	3.95%		04/19/2022	15,600,528
6,100,000	CNPC Overseas Capital Ltd.	4.50%		04/28/2021	6,248,555
13,400,000	Comision Federal de Electricidad	4.88%		05/26/2021	13,534,134
5,746,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,695,615
3,670,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,599,568
4,580,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	4.02%	^	06/12/2024	4,514,240
437,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	424,441
9,197,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	8,932,678
16,895,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	16,198,081
6,320,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	6,300,900
2,500,000	Digicel Ltd.	8.25%		¥09/30/2020	1,700,000
2,500,000	Ecopetrol S.A.	5.88%		09/18/2023	2,612,500
16,000,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	15,611,806
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,100,000
15,831,441	ENA Norte Trust	4.95%		04/25/2023	15,922,471
9,400,000	ESAL GMBH	6.25%		02/05/2023	9,353,000
13,350,000	Export-Import Bank of India	3.13%		07/20/2021	13,128,702
500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	482,005
500,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	482,005
14,247,000	Fresnillo PLC	5.50%		11/13/2023	14,531,940
10,999,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	11,019,223
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,017,000
4,982,000	Global Bank Corporation	5.13%		10/30/2019	5,003,173
8,000,000	Global Bank Corporation	4.50%		10/20/2021	7,777,600
1,900,000	Global Bank Corporation	4.50%	^	10/20/2021	1,847,180
9,170,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	9,115,072
10,200,000	Grupo Aval Ltd.	4.75%		09/26/2022	9,549,750
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	354,375
4,554,262	Guanay Finance Ltd.	6.00%		12/15/2020	4,605,498
4,600,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	3.64%		05/18/2024	4,482,891
7,935,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	8,282,426
6,804,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	7,175,011
10,725,000	Inversiones CMPC S.A.	4.50%		04/25/2022	10,777,660
1,462,000	Inversiones CMPC S.A.	4.38%		05/15/2023	1,451,816
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,509,719
1,600,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	1,746,813
700,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	729,750
9,996,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	9,882,146
11,700,000	Marfrig Holdings Europe B.V.	8.00%		06/08/2023	11,773,125
9,365,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	3.37%		07/26/2023	9,264,895
9,225,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	3.54%		03/05/2023	9,074,565
11,637,000	Multibank, Inc.	4.38%		11/09/2022	11,316,982
13,300,000	Oleoducto Central S.A.	4.00%		05/07/2021	13,133,883
10,700,000	ONGC Videsh Ltd.	2.88%		01/27/2022	10,334,538
8,800,000	ONGC Videsh Ltd.	3.75%		05/07/2023	8,595,984
4,612,000	Orange S.A.	2.75%		02/06/2019	4,609,390
18,600,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	18,668,131
5,250,000	Pampa Energia S.A.	7.38%		07/21/2023	4,741,800
700,000	Pan American Energy LLC	7.88%		05/07/2021	704,375
5,210,394	Panama Metro Line SP	0.00%	^	12/05/2022	4,741,511
11,308,264	Panama Metro Line SP	0.00%		12/05/2022	10,290,633
6,400,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	6,117,568
7,000,000	Petronas Capital Ltd.	3.13%		03/18/2022	6,951,413
4,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	3,978,620
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,541,169
17,560,000	Reliance Holdings, Inc.	5.40%		02/14/2022	18,196,911
4,580,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	4.37%		06/25/2024	4,378,720
6,600,000	SACI Falabella	3.75%		04/30/2023	6,419,025
9,455,000	Santander UK PLC	2.50%		01/05/2021	9,236,820
4,200,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	4,130,280
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,884,248
990,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	951,802
4,000,000	Sinopec Group Overseas Development Ltd.	3.00%		04/12/2022	3,918,452
3,710,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	3,634,364
800,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	799,439
6,000,000	SP PowerAssets Ltd.	2.70%		09/14/2022	5,923,425
10,340,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	10,017,154
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	202,450
17,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	16,767,882
2,250,000	Temasek Financial Ltd.	2.38%		01/23/2023	2,180,901
9,950,000	Toronto-Dominion Bank	3.25%		06/11/2021	9,993,864
9,725,000	UBS AG	2.45%	^	12/01/2020	9,549,512
9,050,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	8,368,807
15,900,000	Union Bank of the Philippines	3.37%		11/29/2022	15,168,690
12,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	11,998,680
1,550,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	1,536,732
5,852,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	5,639,865
7,360,000	UPL Corporation	3.25%		10/13/2021	7,131,604
10,780,000	VTR Finance B.V.	6.88%		01/15/2024	10,820,425
8,015,000	Westpac Banking Corporation	1.60%		08/19/2019	7,944,547
848,000	Westpac Banking Corporation	2.65%		01/25/2021	839,655
7,800,000	YPF S.A.	8.50%		03/23/2021	7,731,750

Total Foreign Corporate Bonds (Cost $945,372,086)					929,259,291

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.6%
11,500,000	Argentine Republic Government International Bond	5.63%		01/26/2022	9,746,250
10,700,000	Chile Government International Bond	2.25%		10/30/2022	10,312,660
3,000,000	Chile International Government Bond	3.25%		09/14/2021	3,004,590
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,253,862
17,400,000	Dominican Republic International Bond	7.50%		05/06/2021	18,009,000
13,800,000	Indonesia Government International Bond	4.88%		05/05/2021	14,122,382
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,679,717
15,750,000	Israel Government International Bond	4.00%		06/30/2022	16,158,760
2,000,000	Mexico Government International Bond	3.63%		03/15/2022	1,980,680
20,000,000	Philippine Government International Bond	4.00%		01/15/2021	20,205,500

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $104,356,036)					101,473,401

Non-Agency Commercial Mortgage Backed Obligations - 15.4%
12,618,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	3.61%	^	06/15/2028	12,441,149
11,568,171	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	04/15/2035	11,500,680
12,019,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	11,803,972
12,570,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.41%	^	06/15/2035	12,520,692
15,665,259	Bancorp Commercial Mortgage, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	3.36%	^	09/15/2035	15,645,673
89,418,258	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	5,638,537
104,153,575	BANK, Series 2017-BNK6-XA	0.87%	#I/O	07/15/2060	5,475,635
9,971,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.21%	^	08/15/2027	9,962,487
95,281,862	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.51%	#I/O	02/15/2050	8,677,357
2,261,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.66%	^	08/15/2036	2,222,236
2,577,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.16%	^	08/15/2036	2,543,952
5,194,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.96%	^	08/15/2036	5,145,107
5,175,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.96%	^	08/15/2036	5,170,730
16,092,000	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	10/15/2037	15,996,669
7,333,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%)	3.18%	^	03/15/2037	7,216,495
1,438,994	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AJ	5.59%	#	12/11/2040	1,486,045
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	4,775,108
128,999,327	Benchmark Mortgage Trust, Series 2018-B1-XA	0.53%	#I/O	01/15/2051	4,761,443
12,792,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	07/15/2035	12,752,713
2,050,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	2,026,620
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.56%	^	10/15/2034	2,384,605
2,411,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.86%	^	10/15/2034	2,376,260
3,590,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.78%	^	03/15/2037	3,524,833
8,976,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	8,769,914
16,436,474	BX Commercial Mortgage Trust, Series 2018-IND-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.21%	^	11/15/2035	16,352,881
3,695,263	BX Trust, Series 2017-APPL-A (1 Month LIBOR USD + 0.88%, 0.88% Floor)	3.34%	^	07/15/2034	3,676,803
3,959,210	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.51%	^	07/15/2034	3,924,989
6,126,262	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2034	6,076,390
6,117,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.41%	^	06/15/2035	6,132,996
4,460,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	10/15/2032	4,401,802
7,194,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	10/15/2032	7,208,302
5,854,800	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.51%	^	07/15/2034	5,770,776
9,922,900	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.61%	^	07/15/2034	9,830,483
16,092,000	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	3.54%	^	09/15/2037	16,034,595
11,441,000	BX Trust, Series 2018-GW-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2035	11,214,077
1,001,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	4.23%	^	05/15/2035	983,229
124,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	121,798
26,268,041	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.32%	#I/O	05/10/2050	2,043,026
116,624,525	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.66%	#I/O	06/15/2050	11,231,945
42,452,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	2,918,210
5,586,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	5,717,294
4,752,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	4,864,812
2,851,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	2,931,567
1,364,901	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2-A (1 Month LIBOR USD + 1.85%, 1.85% Floor)	4.31%	^	11/15/2031	1,365,306
4,697,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	07/15/2032	4,625,841
6,576,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.61%	^¥	07/15/2032	6,483,245
12,600,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	02/15/2037	12,394,601
7,731,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.46%	^	11/15/2036	7,638,976
4,123,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	4,128,991
33,922,491	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.30%	#I/O	02/10/2049	2,356,738
65,173,673	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	5,675,441
9,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-A (1 Month LIBOR USD + 0.83%, 0.80% Floor)	3.29%	^	12/15/2036	8,925,810
179,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-D (1 Month LIBOR USD + 1.80%, 1.80% Floor)	4.26%	^	12/15/2036	176,684
6,919,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.45%	^	06/11/2032	6,891,141
6,919,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	6,882,670
1,958,511	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	1,969,104
13,611,000	Cold Storage Trust, Series 2017-ICE3-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	04/15/2036	13,386,925
6,884,000	Cold Storage Trust, Series 2017-ICE3-C (1 Month LIBOR USD + 1.35%, 1.35% Floor)	3.81%	^	04/15/2036	6,729,974
7,939,239	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.65%	#I/O	08/15/2045	384,715
115,461,535	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.18%	#I/O	10/10/2046	5,067,214
29,000,911	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.36%	#I/O	01/10/2046	1,295,798
2,950,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-C (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.69%	^	10/15/2031	2,940,563
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	4.24%	^	02/13/2032	3,865,108
172,641,284	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.92%	#I/O	08/10/2048	7,760,001
21,308,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	09/15/2033	21,249,908
5,464,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-C	3.23%	^	04/05/2033	5,393,310
6,501,000	Credit Suisse Mortgage Trust, Series 2017-LSTK-D	3.33%	#^	04/05/2033	6,377,923
126,994,993	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.25%	#I/O	06/15/2050	8,557,443
20,071,075	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.89%	#I/O	09/15/2050	868,194
811,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.33%	#^¥	04/05/2033	789,752
10,862,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2032	10,766,153
20,220,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	08/15/2035	20,025,039
12,925,000	DBCG Mortgage Trust, Series 2017-BBG-B (1 Month LIBOR USD + 0.85%, 0.95% Floor)	3.31%	^	06/15/2034	12,781,900
11,744,670	DBGS Mortgage Trust, Series 2018-BIOD-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	3.26%	^	05/15/2035	11,700,260
15,000,000	FREMF Mortgage Trust, Series 2012-K708-D	0.00%	^P/O¥	02/25/2045	14,858,640
37,974,261	FREMF Mortgage Trust, Series 2012-K708-X2A	0.20%	^I/O¥	02/25/2045	380
32,500,000	FREMF Mortgage Trust, Series 2012-K708-X2B	0.20%	^I/O¥	02/25/2045	325
1,736,595	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,638,477
12,463,000	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.38%	^	11/21/2035	12,423,430
12,792,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.74%	^	06/15/2035	12,780,845
3,487,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.71%	^	09/15/2034	3,430,171
5,404,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.71%	^	09/15/2034	5,325,036
2,876,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.68%	^	09/15/2034	2,838,307
16,113,000	GS Mortgage Securities Corporation, Series 2018-3PCK-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.91%	^	09/15/2021	16,125,117
18,308,000	GS Mortgage Securities Corporation, Series 2018-FBLU-E (1 Month LIBOR USD + 2.75%, 2.75% Floor)	5.21%	^	11/15/2035	18,242,816
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	3.36%	^	07/15/2031	5,976,397
6,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	4.06%	^	07/15/2031	5,935,230
6,788,000	GS Mortgage Securities Trust, Series 2017-500K-E (1 Month LIBOR USD + 1.50%, 1.75% Floor)	3.96%	^	07/15/2032	6,689,001
9,116,000	GS Mortgage Securities Trust, Series 2017-500K-F (1 Month LIBOR USD + 1.80%, 2.15% Floor)	4.26%	^	07/15/2032	8,986,282
111,015,444	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.05%	#I/O	05/10/2050	7,902,923
133,474,060	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.14%	#I/O	08/10/2050	9,758,329
154,196,446	GS Mortgage Securities Trust, Series 2017-GS8-XA	0.98%	#I/O	11/10/2050	10,135,687
9,236,000	Hilton Orlando Trust, Series 2018-ORL-B (1 Month LIBOR USD + 1.05%)	3.51%	^	12/15/2034	9,160,669
7,250,000	Hunt Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 1.65%)	4.11%	^	08/15/2034	7,195,995
20,301,000	Hunt Ltd., Series 2018-FL2-A (1 Month LIBOR USD + 1.08%, 1.08% Floor)	3.54%	^	08/15/2028	20,285,267
2,512,887	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,510,574
43,429	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	43,422
3,849,109	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	3,804,389
2,684,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	2,672,107
2,027,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	06/15/2032	2,024,607
6,562,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	06/15/2032	6,477,510
2,836,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2034	2,802,485
2,661,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	07/15/2034	2,618,922
2,356,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	07/15/2034	2,312,399
3,316,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%, 3.75% Floor)	6.14%	^¥	07/15/2034	3,250,682
12,853,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	12,619,305
1,793,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,780,940
781,540	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	777,040
20,881,347	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-XA	1.07%	#I/O	07/15/2047	606,152
989,054	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.31%	^	05/15/2028	988,535
70,121,404	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.80%	#I/O	12/15/2049	2,665,876
12,491,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	4.98%	^	07/05/2033	12,488,387
90,430,915	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.44%	#I/O	11/15/2048	4,361,989
3,792,000	LCCM Mortgage Trust, Series 2014-PKMD-MRC	2.86%	#^¥	11/14/2027	3,763,110
7,663,000	LMREC, Inc., Series 2015-CRE1-AR (1 Month LIBOR USD + 0.98%)	3.48%	^	02/22/2032	7,669,077
11,004,000	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	3.59%	^	05/15/2028	10,880,587
70,880,535	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.11%	#^I/O	03/10/2050	3,337,531
12,970,000	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	3.61%	^	06/15/2028	12,989,364
20,036	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	20,012
20,092,000	Monarch Beach Resort Trust, Series 2018-MBR-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.38%	^	07/15/2035	20,042,558
2,720,169	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.47%	#^I/O	08/15/2045	112,216
15,141,922	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-LNCX	0.60%	^I/O¥	12/15/2046	475,170
3,240,000	Morgan Stanley Capital I Trust, Series 2013-WLSR-A	2.70%	^	01/11/2032	3,216,032
2,894,109	Morgan Stanley Capital Trust, Series 2007-T27-AJ	5.95%	#	06/11/2042	3,090,790
4,297,000	Morgan Stanley Capital Trust, Series 2013-WLSR-C	3.20%	^	01/11/2032	4,256,281
3,216,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	3,216,363
4,824,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	4,782,166
3,655,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	3,591,856
878,000	Morgan Stanley Capital Trust, Series 2017-JWDR-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	3.31%	^	11/15/2034	869,488
12,901,000	Morgan Stanley Capital Trust, Series 2018-SUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	07/15/2035	12,833,981
1,661,257	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.49%	#^I/O	11/12/2041	17
69,230,573	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.45%	#I/O	06/15/2050	5,652,275
6,865	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^¥	03/27/2051	6,873
11,155,517	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.61%	^	08/15/2034	11,015,704
16,416,000	MSCG Trust, Series 2018-SELF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	10/15/2037	16,242,857
12,859,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.26%	^	06/15/2035	12,707,687
2,363,000	RAIT Trust, Series 2017-FL7-AS (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.76%	^	06/15/2037	2,363,326
5,437,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	3.41%	^	06/15/2033	5,420,060
6,186,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	3.71%	^	06/15/2033	6,159,550
15,688,993	SLIDE, Series 2018-FUN-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	3.36%	^	06/15/2031	15,620,514
26,578,000	STWD Mortgage Trust, Series 2018-URB-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	05/15/2035	26,496,674
716,000	STWD Mortgage Trust, Series 2018-URB-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	05/15/2035	707,027
2,199,504	TPG Real Estate Finance Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.75%, 0.75% Floor)	3.21%	^	02/15/2035	2,192,925
4,299,000	TPG Real Estate Finance Ltd., Series 2018-FL1-AS (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.41%	^	02/15/2035	4,295,814
1,811,000	TPG Real Estate Finance Ltd., Series 2018-FL1-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.76%	^	02/15/2035	1,811,429
28,375,795	UBS Commercial Mortgage Trust, Series 2012-C1-XA	2.07%	#^I/O	05/10/2045	1,546,617
71,575,139	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.60%	#I/O	06/15/2050	6,921,445
106,422,607	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.13%	#I/O	08/15/2050	7,320,449
118,536,881	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.89%	#I/O	02/15/2051	7,364,803
16,458,000	VMC Finance LLC, Series 2018-FL2-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	3.39%	^	10/15/2035	16,506,173
1,863,357	VSD LLC, Series 2017-PLT1-A	3.60%	^	12/25/2043	1,861,783
4,900,195	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	4,884,224
31,724,820	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-XA	0.86%	#I/O	09/15/2058	1,392,697
10,451,897	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1-XA	1.78%	#I/O	08/15/2049	1,086,021
12,915,323	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.84%	#^I/O	08/15/2045	686,214

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,029,214,040)					1,005,614,000

Non-Agency Residential Collateralized Mortgage Obligations - 14.3%
20,212,001	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	20,041,421
4,088,492	Angel Oak Mortgage Trust LLC, Series 2017-1-A1	2.81%	#^	01/25/2047	4,074,149
1,993,657	Angel Oak Mortgage Trust LLC, Series 2017-1-A2	3.09%	#^	01/25/2047	1,984,763
23,286,349	Angel Oak Mortgage Trust LLC, Series 2018-2-A1	3.67%	#^	07/27/2048	23,269,643
231,577	Banc of America Funding Corporation, Series 2005-E-6A1	4.53%	#	05/20/2035	232,877
1,349,016	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	4.37%	#	06/25/2035	1,273,823
2,235,864	Bayview Opportunity Master Fund Trust, Series 2018-RN1-A1	3.28%	^§	01/28/2033	2,242,072
6,518,638	Bayview Opportunity Master Fund Trust, Series 2018-RN2-A1	3.60%	^§	02/25/2033	6,484,535
2,549,750	Bayview Opportunity Master Fund Trust, Series 2018-RN3-A1	3.67%	^§	03/28/2033	2,553,812
14,656,460	Bayview Opportunity Master Fund Trust, Series 2018-RN7-A1	4.26%	^§	08/28/2033	14,656,943
1,498,990	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^Þ	08/28/2021	1,574,798
2,304,916	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	4.40%	#	02/25/2034	2,323,974
321,786	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	319,280
17,000,000	Bellemeade Ltd., Series 2018-2A-M1A (1 Month LIBOR USD + 0.95%)	3.46%	^	08/25/2028	16,968,627
10,585,980	CAM Mortgage Trust, Series 2018-1-A1	3.96%	^§	12/01/2065	10,683,392
8,853,361	Carrington Mortgage Loan Trust, Series 2007-FRE1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.50% Cap)	2.71%		02/25/2037	8,818,205
7,936,407	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	7,703,009
23,738,275	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	23,346,479
1,268,316	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.36%	ß	03/25/2037	1,297,104
6,779,522	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.13%	ß	06/25/2037	6,834,955
1,270,366	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1 (1 Year CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	4.98%		03/25/2036	1,221,704
38,553,500	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	38,683,480
9,954,144	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	10,065,985
6,537,417	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	6,529,137
2,806,426	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	2,783,632
3,033,190	COLT Mortgage Loan Trust, Series 2018-1-A2	2.98%	#^	02/25/2048	3,007,936
3,783,767	COLT Mortgage Loan Trust, Series 2018-1-A3	3.08%	#^	02/25/2048	3,754,858
6,383,718	COLT Mortgage Loan Trust, Series 2018-3-A1	3.69%	#^	10/26/2048	6,391,357
4,412,276	COLT Mortgage Loan Trust, Series 2018-3-A2	3.76%	#^	10/26/2048	4,446,669
4,224,519	COLT Mortgage Loan Trust, Series 2018-3-A3	3.87%	#^	10/26/2048	4,257,455
15,405	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	3.91%	#	04/25/2036	15,551
3,819,828	Countrywide Home Loans, Series 2004-HYB9-1A1	4.23%	#	02/20/2035	3,848,783
39,605	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	38,885
8,987,583	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.00%	#^	11/27/2037	9,070,056
1,799,526	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	3.45%	#^	04/27/2035	1,791,662
24,202,726	CSMC Trust, Series 2017-1A-A	4.50%	^	03/25/2021	24,291,814
24,096,897	CSMC Trust, Series 2018-5R-1A1 (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.65%	^	10/30/2046	24,242,288
48,725,397	CSMC Trust, Series 2018-RPL8-A1	4.07%	^	07/25/2058	48,773,148
3,082,263	Deephaven Residential Mortgage Trust, Series 2017-2A-A1	2.45%	#^	06/25/2047	3,041,634
1,497,099	Deephaven Residential Mortgage Trust, Series 2017-2A-A2	2.61%	#^	06/25/2047	1,478,120
2,201,617	Deephaven Residential Mortgage Trust, Series 2017-2A-A3	2.71%	#^	06/25/2047	2,173,979
5,727,626	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	4.51%	#	08/25/2037	4,692,672
1,676,931	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	1,667,502
20,215,854	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	20,109,428
2,944,075	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	4.62%	#	11/25/2035	2,829,098
7,263,031	Homeward Opportunities Fund Trust, Series 2018-1-A1	3.77%	#^	06/25/2048	7,271,610
9,404,410	Homeward Opportunities Fund Trust, Series 2018-1-A2	3.90%	#^	06/25/2048	9,445,173
10,927,660	Homeward Opportunities Fund Trust, Series 2018-1-A3	4.00%	#^	06/25/2048	11,001,203
224,367	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	ß	12/25/2036	212,812
40,507	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	39,203
41,394	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	37,951
24,681,539	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	3.07%	^	04/25/2046	24,743,036
18,721,944	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	18,466,992
23,370,027	Legacy Mortgage Asset Trust, Series 2018-GS1-A1	4.00%	^§	03/25/2058	23,349,508
19,826,286	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	19,695,389
4,459,780	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.52%	#	04/25/2036	4,015,521
3,114,324	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	4.28%	#	11/25/2035	3,085,312
13,828,166	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	13,809,520
16,233,467	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	16,255,869
12,158,892	Mill City Mortgage Loan Trust, Series 2017-1-A1	2.75%	#^	11/25/2058	11,993,867
20,627,339	Mill City Mortgage Loan Trust, Series 2017-3-A1	2.75%	#^	01/25/2061	20,236,036
7,360	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	7,986
1,464,845	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.54%	^	02/26/2037	1,450,918
4,400,000	Nationstar HECM Loan Trust, Series 2018-2A-M2	3.82%	#^	07/25/2028	4,405,491
16,838,078	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	16,901,349
13,967,368	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS1-A	3.19%	^	01/25/2023	13,882,419
12,065,969	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	12,050,816
20,136,063	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	19,805,125
7,467,243	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	3.16%	^	06/25/2057	7,421,371
58,266	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	58,458
6,775,947	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	6,733,787
4,816,295	Pretium Mortgage Credit Partners LLC, Series 2018-NPL2-A1	3.70%	^§	03/27/2033	4,757,304
2,674,452	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/25/2033	2,671,729
9,886,636	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	9,929,193
4,305,179	PRPM LLC, Series 2017-1A-A1	4.25%	^§	01/25/2022	4,307,580
20,020,875	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	19,951,268
33,502,349	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	33,425,786
6,899,521	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	6,986,118
7,583,055	Starwood Mortgage Residential Trust, Series 2018-IMC1-A2	3.90%	#^	03/25/2048	7,614,899
255,127	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.32%	#	07/25/2033	255,539
54,970	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	55,175
502,760	Structured Asset Securities Corporation, Series 2006-OW1-A4 (1 Month LIBOR USD + 0.40%, 0.20% Floor)	2.91%	^	12/25/2035	503,853
12,804,870	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	12,582,413
521,984	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL (1 Month LIBOR USD + 2.43%, 2.43% Floor)	4.94%	^	06/25/2045	523,555
2,862,996	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	2,846,651
5,263,660	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	5,208,444
13,734,519	Velocity Commercial Capital Loan Trust, Series 2017-1-AFX	3.00%	#^	05/25/2047	13,567,573
11,307,619	Verus Securitization Trust, Series 2017-1A-A1	2.85%	#^	01/25/2047	11,233,661
1,675,203	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	1,668,307
16,521,002	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	16,396,255
10,276,327	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	10,252,170
19,175,616	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	19,046,693
10,486,260	VOLT LLC, Series 2018-NPL1-A1	3.75%	^§	04/25/2048	10,409,281
14,924,406	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	14,964,263
32,869,255	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	32,908,850
13,191,822	VOLT LLC, Series 2018-NPL7-A1A	3.97%	^§	09/25/2048	13,153,031
14,916,763	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	14,924,949
8,500,000	VOLT LLC, Series 2018-NPL9-A1A	4.46%	^§	10/25/2048	8,523,412
763,028	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	4.70%	#	12/25/2032	753,039
1,521,232	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	4.69%	#	03/25/2036	1,525,170

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $934,852,608)					933,213,577

US Corporate Bonds - 5.2%
4,945,000	AbbVie, Inc.	3.38%		11/14/2021	4,945,250
4,590,000	American Express Company (3 Month LIBOR USD + 0.65%)	3.34%		02/27/2023	4,496,930
9,355,000	Amgen, Inc.	2.20%		05/11/2020	9,238,741
4,975,000	Analog Devices, Inc.	2.95%		01/12/2021	4,933,604
10,215,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%		07/15/2022	9,760,832
10,050,000	Anthem, Inc.	2.50%		11/21/2020	9,914,505
10,082,000	AT&T, Inc.	2.80%		02/17/2021	9,956,168
4,975,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.54%		03/05/2024	4,837,126
6,755,000	BAT Capital Corporation	2.30%		08/14/2020	6,596,611
9,835,000	Capital One Financial Corporation	2.40%		10/30/2020	9,631,043
10,910,000	Cardinal Health, Inc.	1.95%		06/14/2019	10,855,067
700,000	Cardinal Health, Inc.	2.62%		06/15/2022	674,851
9,986,000	Celgene Corporation	2.88%		08/15/2020	9,919,044
5,010,000	Cigna Corporation	3.40%	^	09/17/2021	5,001,596
10,166,000	Cintas Corporation	2.90%		04/01/2022	10,006,953
4,895,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.76%		06/01/2024	4,798,222
4,980,000	Comcast Corporation	3.45%		10/01/2021	5,032,239
8,884,000	Consolidated Edison, Inc.	2.00%		03/15/2020	8,767,391
905,000	Consolidated Edison, Inc.	2.00%		05/15/2021	878,449
11,468,000	CVS Health Corporation	2.80%		07/20/2020	11,366,929
4,360,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	4,254,972
4,960,000	Delta Air Lines, Inc.	3.40%		04/19/2021	4,921,121
3,625,000	DowDuPont, Inc.	3.77%		11/15/2020	3,660,659
5,250,000	eBay, Inc.	2.75%		01/30/2023	5,051,813
10,495,000	EQT Corporation	2.50%		10/01/2020	10,264,832
8,660,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.85%		02/15/2023	8,016,217
2,170,000	General Mills, Inc.	3.15%		12/15/2021	2,153,948
5,915,000	General Motors Financial Company	2.65%		04/13/2020	5,824,584
3,358,000	General Motors Financial Company	3.20%		07/06/2021	3,281,937
4,605,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	4,559,277
5,355,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	5,345,614
10,266,000	Kinder Morgan, Inc.	3.05%		12/01/2019	10,209,238
9,878,000	Kroger Company	6.15%		01/15/2020	10,159,987
4,940,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	4,903,022
8,995,000	Mondelez International, Inc.	3.00%		05/07/2020	8,963,309
9,830,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.40%		07/22/2022	9,696,838
4,605,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	4,615,180
9,938,000	Northrop Grumman Corporation	2.08%		10/15/2020	9,748,570
3,755,000	PNC Bank NA	2.45%		11/05/2020	3,709,244
5,478,000	PNC Funding Corporation	4.38%		08/11/2020	5,579,008
555,000	PNC Funding Corporation	3.30%		03/08/2022	553,997
8,650,000	Prudential Financial, Inc.	7.38%		06/15/2019	8,807,881
679,000	Prudential Financial, Inc.	4.50%		11/15/2020	694,736
4,645,000	PSEG Power LLC	3.85%		06/01/2023	4,653,182
3,295,000	Reynolds American, Inc.	3.25%		06/12/2020	3,275,409
6,199,000	Sherwin-Williams Company	2.25%		05/15/2020	6,105,236
4,630,000	Southern Company	1.85%		07/01/2019	4,607,926
285,000	Southern Company	2.75%		06/15/2020	281,898
4,625,000	Synchrony Financial	3.75%		08/15/2021	4,503,614
11,086,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	11,124,455
5,030,000	Union Pacific Corporation	3.20%		06/08/2021	5,055,647
4,880,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.72%		05/15/2025	4,735,761
6,100,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	6,116,321
8,940,000	Wells Fargo & Company	2.60%		01/15/2021	8,831,268

Total US Corporate Bonds (Cost $339,994,054)					335,878,252

US Government and Agency Mortgage Backed Obligations - 4.7%
261,162	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	287,301
50,128	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	50,225
32,049	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	32,167
2,542,542	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	2,462,527
3,155,873	Federal Home Loan Mortgage Corporation, Series 4381-FK (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		06/15/2044	3,154,667
16,830,410	Federal Home Loan Mortgage Corporation, Series 4484-CD	1.75%		07/15/2030	16,355,878
13,701,366	Federal Home Loan Mortgage Corporation, Series 4725-FB (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		08/15/2047	13,674,276
19,466,709	Federal Home Loan Mortgage Corporation, Series 4768-FG (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.76%		03/15/2048	19,397,921
10,893,987	Federal Home Loan Mortgage Corporation, Series 4824-FC (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		09/15/2048	10,881,887
10,064,055	Federal Home Loan Mortgage Corporation, Series 4842-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		11/15/2048	10,041,635
131,026,375	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	5,774,359
2,904,109	Federal National Mortgage Association, Pool AL9932	3.04%		01/01/2024	2,909,998
20,596,214	Federal National Mortgage Association, Series 2011-63-FP (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.83%		07/25/2041	20,522,844
118,525	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	122,166
21,674,094	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.96%		06/25/2042	21,717,693
13,505,647	Federal National Mortgage Association, Series 2016-89-FH (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap)	3.01%		12/25/2046	13,628,185
25,200,630	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.91%		12/25/2057	25,244,787
14,924,631	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		03/25/2048	14,868,862
14,175,557	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		07/25/2048	14,137,313
23,285,031	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		08/25/2048	23,265,821
15,037,938	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		09/25/2048	15,039,589
23,184,227	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		10/25/2058	23,307,794
20,511,322	Federal National Mortgage Association, Series 2018-71-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		09/25/2048	20,496,790
14,432,312	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		10/25/2048	14,406,069
113,220	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	115,096
9,363,884	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 7.35% Cap)	2.35%		11/01/2042	9,510,137
3,135,980	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	3,228,032

Total US Government and Agency Mortgage Backed Obligations (Cost $302,491,719)					304,634,019

US Government and Agency Obligations - 5.7%
100,260,467	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2019	98,857,734
21,100,000	United States Treasury Notes	2.25%		03/31/2020	21,015,293
42,800,000	United States Treasury Notes	1.50%		08/15/2020	42,103,214
45,000,000	United States Treasury Notes	1.63%		10/15/2020	44,301,536
50,000,000	United States Treasury Notes	2.75%		08/15/2021	50,340,481
49,900,000	United States Treasury Notes	2.00%		08/31/2021	49,286,181
49,800,000	United States Treasury Notes	2.13%		09/30/2021	49,334,161
14,300,000	United States Treasury Notes	1.88%		01/31/2022	14,048,181

Total US Government and Agency Obligations (Cost $371,108,038)					369,286,781

Affiliated Mutual Funds - 0.7%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				47,850,000

Total Affiliated Mutual Funds (Cost $50,000,000)					47,850,000

Exchange Traded Funds and Common Stocks - 0.0%
89,329	Frontera Energy Corporation *				870,223

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					870,223

Short Term Investments - 9.2%
176,529,988	First American Government Obligations Fund - Class X	2.30%	◆		176,529,988
176,529,988	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		176,529,988
176,529,988	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		176,529,988
34,200,000	United States Treasury Bills	0.00%		02/21/2019	34,086,085
38,100,000	United States Treasury Bills	0.00%		08/15/2019	37,485,483

Total Short Term Investments (Cost $601,212,691)					601,161,532

Total Investments - 99.0% (Cost $6,528,929,326)					6,444,895,163
Other Assets in Excess of Liabilities - 1.0%					62,490,688

NET ASSETS - 100.0%					$6,507,385,851

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $3,170,015,372 or 48.7% of net assets.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

P/O	Principal only security

¥	Illiquid security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

†	Perpetual Maturity

*	Non-income producing security

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	15.4%
Foreign Corporate Bonds	14.3%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Collateralized Loan Obligations	14.0%
Short Term Investments	9.2%
Asset Backed Obligations	7.0%
Bank Loans	6.9%
US Government and Agency Obligations	5.7%
US Corporate Bonds	5.2%
US Government and Agency Mortgage Backed Obligations	4.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Affiliated Mutual Funds	0.7%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	1.0%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	15.4%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Collateralized Loan Obligations	14.0%
Short Term Investments	9.2%
Banking	7.1%
Asset Backed Obligations	7.0%
US Government and Agency Obligations	5.7%
US Government and Agency Mortgage Backed Obligations	4.7%
Energy	3.0%
Telecommunications	2.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Healthcare	1.5%
Utilities	1.1%
Business Equipment and Services	1.0%
Transportation	1.0%
Hotels/Motels/Inns and Casinos	0.9%
Chemicals/Plastics	0.9%
Media	0.8%
Affiliated Mutual Funds	0.7%
Pharmaceuticals	0.7%
Automotive	0.7%
Finance	0.6%
Food Service	0.5%
Aerospace & Defense	0.5%
Electronics/Electric	0.4%
Pulp & Paper	0.4%
Food Products	0.4%
Industrial Equipment	0.4%
Conglomerates	0.4%
Consumer Products	0.3%
Containers and Glass Products	0.2%
Mining	0.2%
Chemical Products	0.2%
Financial Intermediaries	0.2%
Food/Drug Retailers	0.2%
Technology	0.2%
Beverage and Tobacco	0.2%
Insurance	0.1%
Leisure	0.1%
Retailers (other than Food/Drug)	0.1%
Commercial Services	0.1%
Building and Development (including Steel/Metals)	0.0%	~
Other Assets and Liabilities	1.0%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Low Duration Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at December 31, 2018	Value at December 31, 2018	Change in Unrealized for the Period Ended December 31, 2018	Dividend Income Earned in the Period Ended December 31, 2018	Net Realized Gain (Loss) in the Period Ended December 31, 2018
DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)	$48,500,000	$-	$-	5,000,000	$47,850,000	$(650,000)	$1,006,827	$-

	$48,500,000	$-	$-	5,000,000	$47,850,000	$(650,000)	$1,006,827	$-

DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 85.3%
Aerospace & Defense - 1.2%
1,766,165	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		04/19/2024	1,695,518
1,707,480	StandardAero Aviation Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/07/2022	1,691,737
3,521,000	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.28%		04/30/2025	3,410,969

					6,798,224

Automotive - 1.6%
2,039,017	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	9.87%		08/30/2024	1,678,794
360,596	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		03/24/2025	357,217
2,857,093	CH Hold Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		02/01/2024	2,833,294
3,794,308	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%		¥03/20/2025	3,670,993
611,623	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%	&¥	03/20/2025	591,745

					9,132,043

Beverage and Tobacco - 0.3%
1,769,266	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		03/20/2024	1,698,495

Building and Development (including Steel/Metals) - 4.2%
2,373,075	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	2,357,875
2,737,235	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	1,998,182
4,428,096	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	4,357,977
1,990,000	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		12/08/2025	1,948,538
1,064,637	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.06%		08/18/2025	1,027,374
3,857,447	GrafTech Finance Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		02/12/2025	3,659,753
2,582,025	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥04/25/2025	2,543,295
4,281,717	Pisces Midco Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.18%		04/12/2025	3,917,771
784,075	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.14%		03/03/2025	757,283
678,300	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	634,743
802,343	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.56%		05/01/2025	703,723

					23,906,514

Business Equipment and Services - 11.9%
3,068,974	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/28/2022	2,920,128
80,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		07/28/2022	76,600
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
267,628	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.76%		06/21/2024	254,841
1,405,047	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	1,337,913
	Bright Bidco B.V., Senior Secured First Lien Term Loan
2,563,911	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/28/2024	2,174,518
1,206,547	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		06/28/2024	1,023,302
3,856,848	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		¥11/01/2024	3,673,648
480,000	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥11/17/2025	472,200
4,623,654	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/29/2024	4,438,707
4,704,450	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/13/2025	4,467,275
3,437,059	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.41%		11/15/2024	3,273,799
4,683,182	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.31%		08/01/2024	4,273,403
2,546,837	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.24%		05/24/2024	2,434,343
3,743,015	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		12/01/2023	3,615,902
3,844,010	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		11/21/2024	3,642,200
3,265,000	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.84%		12/01/2025	3,190,525
4,391,004	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.54%		11/01/2023	4,186,998
4,623,130	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		11/29/2024	4,467,122
650,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	634,160
1,735,561	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	1,556,581
4,378,464	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		05/02/2022	4,186,906
1,452,050	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.72%		06/13/2025	1,414,848
2,679,750	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		01/23/2025	2,603,833
2,581,458	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/03/2023	2,442,717
4,677,513	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		05/01/2024	4,495,090

					67,257,559

Chemicals/Plastics - 2.4%
1,635,000	ASP Unifrax Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.53%		¥12/12/2025	1,555,294
1,985,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.82%		10/01/2025	1,889,065
2,680,000	Natgasoline LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.25%		¥10/31/2025	2,633,100
800,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	772,000
3,728,850	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	3,616,984
675,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	641,250
1,544,803	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.60%		10/01/2025	1,483,011
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
604,220	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	584,583
354,860	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	6.00%		10/28/2024	343,327

					13,518,614

Construction - 0.6%
3,637,245	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.34%		10/25/2023	3,298,200

Containers and Glass Products - 1.2%
3,248,717	BWAY Holding Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.66%		04/03/2024	3,065,977
4,563,265	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		06/30/2022	3,741,877

					6,807,854

Cosmetics/Toiletries - 0.6%
3,696,033	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		¥05/15/2023	3,497,389

Electronics/Electric - 13.4%
312,986	Access CIG LLC, Senior Secured First Lien Delayed-Draw Term Loan	3.75%	±&	02/27/2025	304,967
2,493,174	Access CIG, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.46%		02/27/2025	2,429,299
3,383,520	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/13/2024	3,162,390
1,340,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	1,241,416
4,388,486	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		09/19/2024	4,196,490
3,713,634	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		06/16/2025	3,546,539
3,889,668	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	7.05%		10/02/2025	3,761,446
4,329,657	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		06/16/2023	4,177,037
2,502,000	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/22/2025	2,430,068
1,453,436	Excelitas Technologies Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		12/02/2024	1,406,199
4,130,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	3,949,312
2,207,525	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		02/26/2025	2,134,676
2,575,000	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		10/10/2025	2,491,313
2,941,218	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	6.02%		07/01/2024	2,859,599
1,025,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	1,014,750
4,097,600	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.94%		04/26/2024	3,964,428
3,208,875	Renaissance Holding Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/02/2025	2,994,298
4,039,218	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		10/31/2022	3,993,777
3,718,204	Severin Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.63%		08/01/2025	3,541,589
2,312,162	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/05/2024	2,231,606
4,580,530	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.05%		09/30/2022	4,427,563
3,413,475	Uber Technologies Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.39%		04/04/2025	3,334,538
1,140,000	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.50%)	9.00%		¥08/27/2025	1,088,700
3,840,000	Vertafore, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.05%		07/02/2025	3,661,190
3,385,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	3,266,525
996,905	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	989,428
4,015,000	WeddingWire, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	7.29%		12/19/2025	3,954,775

					76,553,918

Energy - 3.9%
2,865,600	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		10/31/2024	2,796,467
3,263,600	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.47%		05/21/2025	3,005,237
620,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	477,400
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
1,688,478	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	8.06%		08/25/2023	1,302,239
2,754,885	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	2,124,705
2,883,213	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.50%		02/18/2025	2,662,171
1,202,163	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	1,125,525
4,833,475	Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/28/2025	4,495,132
3,215,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	6.60%		09/27/2024	3,094,437
1,577,173	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.47%		04/12/2024	1,415,513

					22,498,826

Financial Intermediaries - 0.7%
3,860,000	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.69%		07/21/2025	3,730,401
290,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	276,950

					4,007,351

Food Products - 1.3%
270,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		10/01/2025	265,163
2,885,500	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/31/2025	2,777,294
4,832,662	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	4,488,334

					7,530,791

Food Service - 1.7%
1,711,400	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥07/21/2025	1,694,286
4,285,652	IRB Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		02/05/2025	4,097,084
4,213,014	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.10%		02/01/2023	4,020,816

					9,812,186

Food/Drug Retailers - 1.0%
1,685,722	Albertson’s LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.69%		06/22/2023	1,605,650
4,110,000	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.55%		10/22/2025	4,027,800

					5,633,450

Healthcare - 10.5%
2,740,590	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		04/28/2022	2,570,153
2,876,606	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		04/22/2024	2,295,115
2,455,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	2,398,240
4,417,358	Avantor, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.57%		11/21/2024	4,293,119
	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan
2,608,602	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		06/07/2023	2,510,780
1,467,339	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		06/07/2023	1,412,313
1,450,000	Concentra Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		06/01/2022	1,392,000
628,650	CP VI Bella Topco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		12/27/2024	606,647
1,938,353	CVS Holdings I, LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.28%		¥02/06/2025	1,848,103
2,531,280	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		¥06/06/2025	2,467,998
634,705	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%	&¥	06/06/2025	618,838
4,827,821	Equian Buyer Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.76%		05/20/2024	4,685,400
2,225,660	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		05/02/2023	2,157,967
3,962,249	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.31%		07/02/2025	3,853,287
1,265,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	1,265,000
3,974,269	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.55%		06/07/2023	3,778,318
1,970,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.28%		10/24/2025	1,937,988
2,323,560	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		09/27/2024	2,117,344
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,921,798	(3 Month LIBOR USD + 4.25%)	6.66%		¥07/09/2025	1,888,166
1,921,798	(6 Month LIBOR USD + 4.25%)	6.87%		¥07/09/2025	1,888,167
1,954,801	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/27/2025	1,885,171
300,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	9.27%		¥06/26/2026	290,250
1,609,963	U.S. Renal Care, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	7.05%		12/30/2022	1,537,918
1,120,000	Universal Hospital Services Inc, Senior Secured First Lien Delayed-Draw Term Loan	0.00%	±¥	10/18/2025	1,086,400
5,180,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	5,024,600
4,510,913	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		¥12/02/2024	4,293,825

					60,103,107

Hotels/Motels/Inns and Casinos - 1.5%
4,574,040	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/29/2024	4,288,162
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
3,641,298	(2 Month LIBOR USD + 2.75%)	5.25%		08/14/2024	3,429,320
854,132	(1 Month LIBOR USD + 2.75%)	5.27%		08/14/2024	804,408

					8,521,890

Industrial Equipment - 3.6%
340,339	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		07/24/2024	329,704
2,342,300	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		03/31/2025	2,266,175
2,955,018	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		08/05/2024	2,850,351
4,059,825	LTI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		09/08/2025	3,833,165
4,240,280	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		09/28/2023	3,985,863
2,176,796	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		03/07/2025	2,077,034
4,034,967	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.34%		03/28/2025	3,712,169
1,798,000	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	1,510,320

					20,564,781

Insurance - 3.9%
1,070,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	1,056,625
925,350	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	876,769
4,445,676	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	4,320,663
858,200	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	849,618
3,811,577	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/22/2024	3,609,106
2,826,463	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/03/2023	2,716,938
1,671,600	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/04/2024	1,604,218
1,375,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	1,363,835
2,285,000	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		11/06/2025	2,188,847
4,114,252	York Risk Services Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		10/01/2021	3,858,572

					22,445,191

Leisure - 3.2%
3,115,136	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/31/2024	2,995,732
3,439,408	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		09/18/2024	3,253,095
1,384,449	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		02/01/2024	1,315,511
2,991,729	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		03/08/2024	2,898,238
2,387,971	Lakeland Tours, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.79%		12/16/2024	2,332,259
3,288,933	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.46%		06/10/2022	3,177,471
1,705,725	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		01/25/2024	1,696,489
823,590	UFC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		08/18/2023	804,647

					18,473,442

Media - 3.4%
1,616,382	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/12/2024	1,535,563
2,326,031	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.26%		11/18/2024	2,196,646
4,120,674	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.75%		06/07/2023	3,542,502
650,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.75%		01/15/2026	617,500
34,087	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		12/01/2023	33,277
250,566	Learfield Communications LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	0.00%		¥12/01/2023	244,928
1,610,000	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/20/2025	1,550,639
325,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	307,125
2,857,900	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		02/01/2024	2,704,960
2,578,968	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	2,080,905
	Southern Graphics Inc., Senior Secured First Lien Term Loan
2,180,874	(1 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	2,057,284
2,459,284	(2 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	2,319,917
207,977	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		12/24/2020	207,067

					19,398,313

Pharmaceuticals - 0.3%
1,095,000	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		11/27/2025	1,042,133
635,250	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.38%		06/02/2025	608,519

					1,650,652

Retailers (other than Food/Drug) - 2.7%
593,497	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	570,351
3,119,443	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		02/02/2024	3,041,067
4,211,425	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/06/2025	4,069,290
942,875	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/07/2025	911,053
1,160,380	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	5.02%		08/18/2023	1,099,100
2,864,170	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	2,738,862
1,585,000	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		03/11/2022	1,257,809
1,529,550	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.54%		09/12/2024	1,469,966

					15,157,498

Telecommunications - 5.8%
	Avaya, Inc., Senior Secured First Lien Term Loan
902,837	(2 Month LIBOR USD + 4.25%)	6.69%		12/16/2024	874,059
1,473,051	(1 Month LIBOR USD + 4.25%)	6.71%		12/16/2024	1,426,097
3,380,850	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	3,166,166
3,092,250	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		10/02/2024	2,989,541
3,221,508	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		05/01/2024	3,095,869
625,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	578,125
1,573,431	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.96%		05/27/2024	1,432,806
4,606,850	GTT Communications Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/02/2025	4,345,803
3,940,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.26%		11/30/2023	3,832,005
4,000,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	3,887,520
935,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	915,519
1,325,000	Numericable U.S. LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		08/14/2026	1,255,159
700,000	Securus Technologies Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan	0.00%	±¥	11/01/2024	676,375
3,166,566	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	7.02%		11/01/2024	3,055,736
1,591,003	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		¥05/15/2025	1,530,012

					33,060,792

Transportation - 1.6%
1,979,414	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		08/01/2022	1,916,330
3,515,711	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.18%		12/06/2024	3,378,000
2,321,886	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	2,051,247
1,950,000	Thor Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.15%		¥11/03/2025	1,852,500

					9,198,077

Utilities - 2.8%
1,090,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	1,059,442
1,450,011	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		12/20/2024	1,434,786
2,170,000	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		12/12/2025	2,129,313
408,523	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.71%		11/29/2024	389,629
1,772,213	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.63%		¥05/02/2025	1,710,186
4,089,722	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		03/21/2025	4,015,596
5,167,721	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.06%		03/06/2025	5,012,689
492,575	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		12/08/2023	469,178

					16,220,819

Total Bank Loans (Cost $510,399,839)					486,745,976

Collateralized Loan Obligations - 0.8%
1,000,000	Canyon Capital Ltd. (3 Month LIBOR USD + 6.25%)	8.69%	^	07/15/2030	918,871
1,000,000	Madison Park Funding Ltd. (3 Month LIBOR USD + 5.44%)	7.95%	^	01/27/2026	953,191
1,000,000	Octagon Investment Partners Ltd. (3 Month LIBOR USD + 6.20%)	8.67%	^	03/17/2030	958,468
1,000,000	Venture Ltd. (3 Month LIBOR USD + 6.72%)	9.19%	^	10/20/2028	968,245
1,000,000	Wind River Ltd. (3 Month LIBOR USD + 5.55%)	7.99%	^	10/15/2027	976,258

Total Collateralized Loan Obligations (Cost $4,949,220)					4,775,033

US Corporate Bonds - 3.0%

Healthcare - 2.0%
3,000,000	Centene Corporation	5.63%		02/15/2021	3,015,000
1,065,000	Centene Corporation	4.75%		01/15/2025	1,019,737
3,000,000	HCA Healthcare, Inc.	6.25%		02/15/2021	3,075,000
3,000,000	HCA, Inc.	6.50%		02/15/2020	3,082,500
1,000,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	993,750

					11,185,987

Pharmaceuticals - 0.5%
3,000,000	Bausch Health Companies, Inc.	6.50%	^	03/15/2022	3,027,240

Telecommunications - 0.5%
3,000,000	Level 3 Financing, Inc.	5.38%		08/15/2022	2,948,940

Total US Corporate Bonds (Cost $17,397,583)					17,162,167

Short Term Investments - 7.2%
13,638,750	First American Government Obligations Fund - Class X	2.30%	◆		13,638,750
13,638,749	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		13,638,749
13,638,749	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		13,638,749

Total Short Term Investments (Cost $40,916,248)					40,916,248

Total Investments - 96.3% (Cost $573,662,890)					549,599,424
Other Assets in Excess of Liabilities - 3.7%					21,214,395

NET ASSETS - 100.0%					$570,813,819

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $7,802,273 or 1.4% of net assets.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate desclosed is as of December 31, 2018.

&	Unfunded or partially unfunded loan commitment. At December 31, 2018, the value of these securities amounted to $1,515,550 or 0.3% of net assets.

¥	Illiquid security

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	85.3%
Short Term Investments	7.2%
US Corporate Bonds	3.0%
Collateralized Loan Obligations	0.8%
Other Assets and Liabilities	3.7%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 8.3%
340,280	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	340,625
8,989,417	Avant Loans Funding Trust, Series 2018-B-A	3.42%	^	01/18/2022	8,977,699
7,714,400	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	7,797,785
836,692	CLUB Credit Trust, Series 2018-NP1-A	2.99%	^	05/15/2024	835,892
2,250,000	College Ave Student Loans LLC, Series 2017-A-B	4.50%	^	11/26/2046	2,277,732
383,990	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	378,348
4,595,458	Colony Starwood Homes Trust, Series 2016-2A-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.81%	^	12/17/2033	4,620,977
2,612,263	DRB Prime Student Loan Trust, Series 2017-A-B	3.10%	#^	05/27/2042	2,571,759
5,807,850	Earnest Student Loan Program, Series 2017-A-A2	2.65%	^	01/25/2041	5,762,183
2,500,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,490,710
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	8,063,843
6,850,000	Flagship Credit Auto Trust, Series 2017-1-C	3.22%	^	05/15/2023	6,852,074
6,650,000	Flagship Credit Auto Trust, Series 2017-4-B	2.66%	^	10/17/2022	6,593,105
4,668,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,772,686
9,975,000	Hardee’s Funding LLC, Series 2018-1A-A2I	4.25%	^	06/20/2048	10,098,989
11,824,947	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	12,053,162
3,029,031	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	3,147,792
5,000,000	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	5,063,105
19,750,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	20,026,601
19,231,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	19,366,319
901,153	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61%	^	08/25/2042	879,583
10,000,000	Lendmark Funding Trust, Series 2017-1A-A	2.83%	^	12/22/2025	9,869,789
5,000,000	Mariner Finance Issuance Trust, Series 2017-AA-A	3.62%	^	02/20/2029	5,006,324
8,776,553	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	8,798,767
2,056,594	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	2,073,063
9,167,689	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	9,166,508
4,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	4,513,027
15,000,000	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	14,773,322
3,000,000	Progress Residential Trust, Series 2016-SFR2-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.96%	^	01/17/2034	3,006,102
2,214,727	Prosper Marketplace Issuance Trust Series, Series 2018-1A-A	3.11%	^	06/17/2024	2,211,048
20,000,000	SBA Tower Trust	3.17%	^	04/11/2022	19,752,830
2,844,969	SCF Equipment Leasing LLC, Series 2017-1A-A	3.77%	^	01/20/2023	2,859,059
2,964,201	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	2,934,061
7,635,746	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	3.08%		06/15/2039	7,414,189
1,067,793	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,066,337
922,556	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	920,808
504,897	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	504,474
3,696,037	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	3,695,282
1,940,439	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	1,936,105
910,654	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	902,861
529,178	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	526,590
500,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	495,670
3,628,955	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	3,608,615
1,988,076	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	1,983,374
5,000,000	SoFi Professional Loan Program, Series 2017-A-A2B	2.40%	^	03/26/2040	4,882,893
2,370,955	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	2,351,036
8,790,505	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	8,740,921
20,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	19,666,144
1,167,781	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,178,392
4,791,667	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	4,755,643
20,106,776	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	20,545,463
13,995,536	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	14,133,854
1,473,214	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	1,485,619
7,676,174	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	7,578,044
4,536,758	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	4,534,767
1,613,356	Upstart Securitization Trust, Series 2018-1-A	3.02%	^	08/20/2025	1,611,813
4,995,833	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	5,068,128
9,985,868	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	10,267,297
14,000,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	13,931,492
15,100,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	14,984,789

Total Asset Backed Obligations (Cost $375,993,386)					376,705,469

Bank Loans - 8.9%
205,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		10/01/2025	201,327
1,484,040	Acadia Healthcare Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		02/16/2023	1,436,966
125,525	Access CIG LLC, Senior Secured First Lien Delayed-Draw Term Loan	3.75%	±&	02/27/2025	122,309
999,908	Access CIG, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.46%		02/27/2025	974,290
765,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	755,438
761,175	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	721,213
4,071,208	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	3,956,726
2,356,359	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		04/28/2022	2,209,817
2,015,918	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		04/22/2024	1,608,410
1,221,899	Albertson’s LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.69%		06/22/2023	1,163,859
578,775	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	572,987
1,616,875	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	1,606,519
552,564	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/04/2024	532,435
2,007,406	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/28/2022	1,910,047
120,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		07/28/2022	114,900
2,434,060	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/13/2024	2,274,982
960,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	889,373
2,206,028	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/31/2024	2,121,471
1,029,403	Altra Industrial Motion Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		10/01/2025	980,506
1,176,820	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/21/2024	1,153,283
1,574,776	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.64%		08/30/2024	1,296,568
2,320,701	Amneal Pharmaceuticals LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.06%		05/05/2025	2,206,592
2,223,172	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		09/19/2024	2,125,908
565,166	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		03/20/2024	542,560
1,138,728	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/12/2024	1,081,791
1,175,000	ASP Unifrax Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.53%		¥12/12/2025	1,117,719
4,374,768	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/22/2024	4,142,381
2,918,671	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/03/2023	2,805,573
631,825	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/04/2024	606,356
935,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	927,408
1,690,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	1,650,927
3,080,245	Avantor, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.57%		11/21/2024	2,993,613
	Avaya, Inc., Senior Secured First Lien Term Loan
1,215,126	(2 Month LIBOR USD + 4.25%)	6.69%		12/16/2024	1,176,394
1,982,574	(2 Month LIBOR USD + 4.25%)	6.71%		12/16/2024	1,919,379
418,939	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	402,601
1,515,000	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		11/27/2025	1,441,856
453,375	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.38%		06/02/2025	434,297
1,820,850	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		10/31/2024	1,776,922
1,215,449	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		06/16/2025	1,160,760
2,869,764	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	7.05%		10/02/2025	2,775,162
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
196,728	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.76%		06/21/2024	187,329
960,498	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	914,605
2,338,250	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.47%		05/21/2025	2,153,142
	Bright Bidco B.V., Senior Secured First Lien Term Loan
1,618,520	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/28/2024	1,372,707
761,656	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		06/28/2024	645,980
2,110,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	2,050,846
2,243,397	BWAY Holding Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.66%		04/03/2024	2,117,206
2,520,833	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		06/16/2023	2,431,974
189,787	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		03/24/2025	188,009
4,167,689	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		¥11/01/2024	3,969,724
1,704,461	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.26%		11/18/2024	1,609,651
3,090,696	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.75%		06/07/2023	2,657,040
3,554,100	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	3,328,415
1,473,401	CH Hold Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		02/01/2024	1,461,127
	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan
2,415,515	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		06/07/2023	2,324,933
1,358,727	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		06/07/2023	1,307,775
2,323,325	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/31/2025	2,236,200
2,124,675	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		10/02/2024	2,054,104
2,644,024	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		09/18/2024	2,500,797
1,124,889	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		12/20/2024	1,113,078
460,000	Concentra Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		06/01/2022	441,600
2,352,409	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		04/19/2024	2,258,312
968,729	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	707,172
455,400	CP VI Bella Topco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		12/27/2024	439,461
913,579	CPI Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		¥03/21/2024	891,311
355,000	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥11/17/2025	349,231
465,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.75%		01/15/2026	441,750
3,360,531	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	3,121,093
3,631,503	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/29/2024	3,486,243
1,457,983	CVS Holdings I, LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.28%		¥02/06/2025	1,390,099
3,071,612	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		05/01/2024	2,951,819
425,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	393,125
3,440,761	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/13/2025	3,267,295
966,201	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		02/01/2024	918,089
426,131	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%	¥&	06/06/2025	415,477
1,699,460	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		¥06/06/2025	1,656,973
221,959	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		07/24/2024	215,023
1,662,779	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.96%		05/27/2024	1,514,169
825,000	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/22/2025	801,281
3,096,600	EAB Global, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 1.00% Floor)	6.19%		11/15/2024	2,949,511
1,560,000	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		12/12/2025	1,530,750
2,528,850	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/06/2025	2,443,501
684,825	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/07/2025	661,712
3,598,261	Equian Buyer Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.76%		05/20/2024	3,492,112
3,900,773	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		03/08/2024	3,778,874
2,535,623	Excelitas Technologies Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		12/02/2024	2,453,215
1,098,383	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.71%		11/29/2024	1,047,583
3,825,476	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		05/02/2023	3,709,124
789,038	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		03/31/2025	763,394
2,880,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	2,754,000
3,270,287	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.31%		08/01/2024	2,984,137
2,437,136	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		02/26/2025	2,356,711
2,736,516	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	2,693,183
1,435,000	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		12/08/2025	1,405,102
2,625,559	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.34%		10/25/2023	2,380,817
738,793	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.06%		08/18/2025	712,936
3,677,067	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.00%		05/24/2024	3,514,651
480,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	369,600
3,495,132	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.31%		07/02/2025	3,399,016
850,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	850,000
3,220,000	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.55%		10/22/2025	3,155,600
1,845,000	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		10/10/2025	1,785,038
2,845,991	GrafTech Finance Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		02/12/2025	2,700,134
1,235,000	Gray Television, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.90%		01/02/2026	1,196,851
3,810,850	GTT Communications Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/02/2025	3,594,908
	Gulf Finance, LLC, Senior Secured First Lien Term Loan
1,201,202	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	8.06%		08/25/2023	926,427
1,959,855	(1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	1,511,538
1,557,533	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	5.02%		08/18/2023	1,475,279
1,137,754	Harsco Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	4.81%		12/06/2024	1,117,844
3,741,278	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		08/05/2024	3,608,762
588,525	HD Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/17/2023	566,455
2,460,656	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	6.02%		07/01/2024	2,392,373
735,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	727,650
3,615,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.26%		11/30/2023	3,515,913
2,806,229	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		11/21/2024	2,658,902
3,770,363	IRB Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		02/05/2025	3,604,467
2,360,000	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.84%		12/01/2025	2,306,168
4,797,751	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		08/18/2022	4,575,855
1,933,134	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	1,848,560
2,243,725	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥04/25/2025	2,210,069
1,436,216	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		08/01/2022	1,390,444
1,421,438	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.56%		¥06/23/2025	1,336,151
2,710,688	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		06/30/2022	2,222,764
2,919,272	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		¥05/15/2023	2,762,376
3,461,337	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.54%		11/01/2023	3,300,523
26,313	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		¥12/01/2023	25,688
1,538,419	Learfield Communications LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.73%		12/01/2023	1,503,805
3,903,820	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.46%		06/10/2022	3,771,519
977,613	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.77%		03/24/2025	944,012
2,922,675	LTI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		09/08/2025	2,759,502
2,461,350	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.50%		02/18/2025	2,272,651
855,000	Marriott Ownership Resorts Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.77%		08/29/2025	837,900
450,960	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%	¥&	03/20/2025	436,304
2,797,607	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%		¥03/20/2025	2,706,685
832,241	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	779,186
1,029,097	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	1,002,372
1,430,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.82%		10/01/2025	1,360,888
545,944	MGM Growth Properties Operating Partnership LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	4.52%		03/21/2025	524,693
4,619,475	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		09/28/2023	4,342,307
48,835	Mission Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.76%		¥01/17/2024	46,369
3,470,583	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		11/29/2024	3,353,468
473,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	461,798
2,720,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	2,643,514
640,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	626,666
1,246,811	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	1,118,234
4,808,186	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.55%		06/07/2023	4,571,118
1,977,832	National Vision, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		11/20/2024	1,923,442
1,175,000	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/20/2025	1,131,678
235,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	222,075
282,478	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.76%		01/17/2024	268,213
3,568,038	Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/28/2025	3,318,275
355,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.28%		10/24/2025	349,231
2,058,637	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		09/27/2024	1,875,933
855,000	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	4.71%		10/15/2025	826,947
1,130,000	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		03/11/2022	896,734
570,688	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.14%		03/03/2025	551,187
1,110,513	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		03/21/2025	1,090,385
3,824,840	Pisces Midco Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.18%		04/12/2025	3,499,728
2,228,092	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		07/02/2025	2,149,552
3,258,697	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/29/2024	3,055,029
4,408,682	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.18%		12/06/2024	4,235,994
555,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	535,575
3,650,949	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.06%		03/06/2025	3,541,420
3,575,663	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		05/02/2022	3,419,228
1,522,269	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		03/07/2025	1,452,503
4,082,825	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.94%		04/26/2024	3,950,133
2,224,774	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		02/01/2024	2,105,715
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
1,417,886	(3 Month LIBOR USD + 4.25%)	6.66%		¥07/09/2025	1,393,073
1,417,886	(6 Month LIBOR USD + 4.25%)	6.87%		¥07/09/2025	1,393,073
4,577,000	Renaissance Holding Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/02/2025	4,270,936
2,010,430	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	1,622,165
1,359,984	Reynolds Group Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/06/2023	1,300,240
1,939,225	Robertshaw US Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.06%		¥02/28/2025	1,779,239
1,455,000	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	1,393,163
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
2,570,661	(2 Month LIBOR USD + 2.75%)	5.25%		08/14/2024	2,421,010
602,994	(1 Month LIBOR USD + 2.75%)	5.27%		08/14/2024	567,891
2,027,360	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		10/31/2022	2,004,552
548,000	Securus Technologies Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan	0.00%	±¥	11/01/2024	529,505
2,336,265	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	7.02%		11/01/2024	2,254,496
750,000	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		11/06/2025	718,440
2,492,475	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.72%		06/13/2025	2,428,618
1,980,038	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		01/23/2025	1,923,943
1,709,418	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/05/2024	1,649,862
2,544,000	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	2,467,680
455,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	432,250
2,176,183	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/03/2023	2,059,224
3,848,961	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.05%		09/30/2022	3,720,425
751,225	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/27/2025	724,466
	Southern Graphics Inc., Senior Secured First Lien Term Loan
1,750,286	(1 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	1,651,097
1,973,726	(2 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	1,861,875
1,137,143	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		¥05/15/2025	1,093,550
453,863	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	424,718
1,630,888	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.50%		04/16/2025	1,544,256
1,222,366	StandardAero Aviation Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/07/2022	1,211,096
1,291,950	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.54%		09/12/2024	1,241,622
2,930,000	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.60%		10/01/2025	2,812,800
1,550,053	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	1,369,379
2,354,205	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.75% Floor)	283.50%		11/17/2023	2,237,672
3,449,975	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		05/01/2024	3,315,426
2,690,000	Tenneco Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		10/01/2025	2,537,343
2,805,000	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.69%		07/21/2025	2,710,822
205,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	195,775
1,410,000	Thor Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.15%		¥11/03/2025	1,339,500
2,897,787	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.34%		03/28/2025	2,665,964
4,260,125	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.10%		02/01/2023	4,065,778
1,963,415	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		06/09/2023	1,857,881
1,065,879	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		05/30/2025	1,008,758
1,177,050	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		01/25/2024	1,170,676
2,040,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	6.60%		09/27/2024	1,963,500
34,361	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		¥12/24/2020	34,210
1,172,147	U.S. Renal Care, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	7.05%		12/30/2022	1,119,694
1,332,546	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.56%		05/01/2025	1,168,756
2,410,000	Uber Technologies Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.39%		04/04/2025	2,354,269
2,188,460	UFC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		08/18/2023	2,138,126
777,240	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.47%		04/12/2024	697,573
740,000	United Rentals (North America), Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	726,495
560,000	Universal Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	4.27%		10/31/2025	553,000
820,000	Universal Hospital Services Inc, Senior Secured First Lien Delayed-Draw Term Loan	0.00%	±¥	10/18/2025	795,400
343,310	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		12/08/2023	327,003
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
438,291	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	424,046
257,409	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	6.00%		10/28/2024	249,043
1,235,908	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.64%		08/20/2025	1,198,831
3,264,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	3,166,080
2,580,000	Vertafore, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.05%		07/02/2025	2,459,862
2,440,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	2,354,600
691,250	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	686,066
1,891,050	West Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.53%		10/10/2024	1,742,139
3,711,950	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		¥12/02/2024	3,533,312
2,380,000	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.28%		04/30/2025	2,305,625
1,231,600	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	1,034,544
2,991,182	York Risk Services Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		10/01/2021	2,805,295

Total Bank Loans (Cost $426,539,234)					406,612,134

Collateralized Loan Obligations - 16.5%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.94%	^	07/15/2026	250,153
9,221,795	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	3.57%	^	07/20/2026	9,211,548
12,250,000	Allegro Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.49%	^	06/13/2031	12,064,422
5,000,000	ALM LLC, Series 2016-19A-A1 (3 Month LIBOR USD + 1.55%)	3.99%	^	07/15/2028	5,001,836
2,500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	4.64%	^	07/15/2028	2,500,901
6,165,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.71%	^	07/15/2030	6,133,366
747,562	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	3.43%	^	01/19/2025	745,993
404,000	Arbor Realty Ltd., Series 2016-FL1A-B (1 Month LIBOR USD + 2.95%)	5.41%	^	09/15/2026	408,118
10,000,000	Arbor Realty Ltd., Series 2017-FL2-A (1 Month LIBOR USD + 0.99%)	3.45%	^	08/15/2027	9,865,610
4,500,000	Arrowpoint Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.52%, 1.52% Floor)	4.14%	^	11/15/2028	4,502,770
12,500,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.39%	^	10/20/2031	12,368,575
7,500,000	Atlas Senior Loan Fund Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.83%)	3.47%	^	11/17/2027	7,402,028
2,850,000	Atlas Senior Loan Fund Ltd., Series 2018-10A-A (3 Month LIBOR USD + 1.09%)	3.53%	^	01/15/2031	2,810,681
6,500,000	Avery Point Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.05%)	3.63%	^	08/05/2027	6,470,074
2,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/20/2030	2,392,296
7,005,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.72%	^	07/20/2029	6,988,593
2,500,000	BlueMountain Ltd., Series 2013-1A-A1R (3 Month LIBOR USD + 1.40%)	3.87%	^	01/20/2029	2,507,636
10,000,000	Carbone Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 1.14%)	3.61%	^	01/20/2031	9,881,067
2,610,000	Carlyle Global Market Strategies Ltd., Series 2012-4A-AR (3 Month LIBOR USD + 1.45%)	3.92%	^	01/20/2029	2,624,441
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.00%)	3.47%	^	04/20/2027	1,993,776
6,000,000	Carlyle Global Market Strategies Ltd., Series 2017-1A-A1A (3 Month LIBOR USD + 1.30%)	3.77%	^	04/20/2031	5,972,971
788,232	Cent Ltd., Series 2013-19A-A1A (3 Month LIBOR USD + 1.33%)	3.84%	^	10/29/2025	789,132
22,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.76%	^	07/13/2029	21,958,213
25,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.81%	^	07/20/2030	24,934,541
6,500,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.66%	^	01/20/2031	6,440,717
20,000,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.34%	^	07/15/2031	19,737,373
17,000,000	Galaxy Ltd., Series 2016-22A-A2R (3 Month LIBOR USD + 0.85%, 0.85% Floor)	3.29%	^	07/16/2028	16,834,404
8,500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.63%	^	10/15/2030	8,421,741
10,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	0.00%	^	10/20/2031	9,879,124
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2 (3 Month LIBOR USD + 2.50%)	5.12%		08/15/2023	500,311
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.24%	^	08/01/2025	500,603
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (3 Month LIBOR USD + 3.80%)	6.34%	^	08/01/2025	243,011
1,280,213	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1R (3 Month LIBOR USD + 1.13%)	3.57%	^	04/18/2026	1,278,527
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	6.01%	^	04/28/2025	493,503
25,000,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	3.34%	^	10/18/2027	24,774,807
2,797,739	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	3.13%	^	07/15/2026	2,786,058
1,755,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.64%	^	04/25/2030	1,736,886
9,500,000	Kingsland Ltd., Series 2018-8A-A (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.59%	^	04/20/2031	9,346,919
20,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.58%	^	10/15/2031	19,753,160
10,595,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.64%	^	07/23/2029	10,559,324
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.96%	^	01/27/2026	995,831
16,585,950	Magnetite Ltd., Series 2014-9A-A1R (3 Month LIBOR USD + 1.00%)	3.49%	^	07/25/2026	16,543,873
25,000,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	3.52%	^	11/21/2027	24,703,663
15,000,000	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.83%	^	10/28/2025	14,980,481
8,625,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.19%	^	04/15/2029	8,422,162
4,500,000	Marble Point Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.62%	^	12/18/2030	4,461,171
25,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.76%	^	07/15/2029	24,942,771
2,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2030	1,987,171
25,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.77%	^	07/25/2029	24,902,896
10,000,000	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	3.42%	^	10/28/2027	9,925,551
20,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.69%	^	07/15/2031	19,731,758
9,000,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.89%	^	11/15/2030	8,939,290
5,000,000	Ocean Trails V, Series 2014-5A-ARR (3 Month LIBOR USD + 1.28%, 1.28% Floor)	3.79%	^	10/13/2031	4,960,936
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	6.26%	^	11/14/2026	750,071
31,000,000	Octagon Investment Partners Ltd., Series 2015-1A-A1R (3 Month LIBOR USD + 0.90%)	3.55%	^	05/21/2027	30,803,514
15,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.49%	^	07/15/2031	14,809,556
15,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.88%	^	08/23/2031	14,847,999
5,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.64%	^	07/15/2031	4,968,691
10,000,000	Race Point Ltd., Series 2015-9A-A1AR (3 Month LIBOR USD + 1.21%)	3.65%	^	10/15/2030	9,926,609
8,500,000	Rockford Tower Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.27%)	3.71%	^	10/15/2029	8,462,109
8,841,504	Shackleton Ltd., Series 2016-9A-A (3 Month LIBOR USD + 1.50%)	3.97%	^	10/20/2028	8,848,105
10,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.59%	^	10/26/2031	9,864,441
3,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.59%	^	04/18/2031	2,961,312
10,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.54%	^	04/21/2031	9,853,819
10,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.91%	^	05/21/2029	9,995,855
8,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.91%	^	06/15/2031	7,940,941
6,000,000	Steele Creek Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.47%	^	08/18/2031	5,940,909
3,500,000	TCI-Cent Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	4.03%	^	12/21/2029	3,539,691
6,250,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.71%	^	12/21/2029	6,256,501
2,000,000	TCI-Flatiron Ltd., Series 2016-1A-B (3 Month LIBOR USD + 2.20%)	4.65%	^	07/17/2028	2,002,468
6,617,360	Venture Ltd., Series 2006-7A-A1A (3 Month LIBOR USD + 0.23%)	2.70%	^	01/20/2022	6,617,384
10,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.69%	^	01/15/2032	9,892,474
20,000,000	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	3.26%	^	04/15/2027	19,856,631
8,500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.90%	^	09/07/2030	8,465,121
10,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.72%	^	10/15/2031	9,908,811
4,000,000	Vibrant Ltd., Series 2015-3A-A1RR (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2031	3,968,932
3,500,000	Vibrant Ltd., Series 2016-5A-B (3 Month LIBOR USD + 2.10%)	4.57%	^	01/20/2029	3,516,097
10,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.64%	^	10/20/2031	9,888,255
15,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.64%	^	10/20/2031	14,881,381
10,000,000	Wellfleet Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.25%, 1.25% Floor)	4.07%	^	01/20/2032	9,989,957
4,512,204	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	3.44%	^	05/01/2026	4,492,552
21,500,000	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	3.38%	^	04/17/2027	21,392,978
15,000,000	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.69%	^	07/25/2026	14,946,810

Total Collateralized Loan Obligations (Cost $753,406,316)					748,152,737

Foreign Corporate Bonds - 9.8%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,475,818
2,600,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	2,560,945
8,000,000	AerCap Global Aviation Trust	4.63%		10/30/2020	8,057,794
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	200,548
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,002,740
5,200,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	5,103,917
7,730,000	AstraZeneca PLC	2.38%		11/16/2020	7,595,980
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,595,403
5,500,000	Banco de Credito del Peru	4.25%		04/01/2023	5,472,500
8,000,000	Banco del Estado de Chile	3.88%		02/08/2022	7,979,964
3,500,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	3,347,785
4,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	4,124,000
3,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	3,469,375
6,300,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	6,118,938
2,400,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	2,298,000
600,000	Banco Regional SAECA	8.13%		01/24/2019	600,000
4,720,000	Banco Santander	3.88%		09/20/2022	4,715,264
1,000,000	Banco Santander	4.13%		11/09/2022	987,500
3,300,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	3,324,750
800,000	Banistmo S.A.	3.65%	^	09/19/2022	763,000
4,540,000	Banistmo S.A.	3.65%		09/19/2022	4,330,025
7,725,000	Barclays Bank PLC	2.65%		01/11/2021	7,565,726
7,000,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	7,122,570
166,000	BBVA Bancomer S.A.	7.25%		04/22/2020	172,308
5,500,000	BBVA Bancomer S.A.	6.75%		09/30/2022	5,809,430
3,200,000	BDO Unibank, Inc.	2.63%		10/24/2021	3,080,824
7,250,000	BDO Unibank, Inc.	2.95%		03/06/2023	6,870,869
8,000,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	8,069,920
8,000,000	Bharti Airtel Ltd.	5.13%		03/11/2023	7,878,864
5,560,000	BP Capital Markets PLC	1.68%		05/03/2019	5,533,342
830,000	BP Capital Markets PLC	1.77%		09/19/2019	822,699
136,000	BP Capital Markets PLC	2.32%		02/13/2020	134,844
5,600,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	5,329,856
2,500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,536,900
1,500,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	1,486,875
3,000,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,946,631
4,500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	4,538,785
3,000,000	CNOOC Finance Ltd.	3.00%		05/09/2023	2,899,650
5,500,000	CNPC General Capital Ltd.	3.95%		04/19/2022	5,574,875
7,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	7,070,070
5,585,000	Commonwealth Bank of Australia	2.25%	^	03/10/2020	5,536,026
3,125,000	Commonwealth Bank of Australia	2.05%	^	09/18/2020	3,065,028
1,500,000	Corpbanca S.A.	3.88%		09/22/2019	1,507,278
3,965,000	Credit Suisse Group AG (3 Month LIBOR USD + 1.24%)	4.02%	^	06/12/2024	3,908,070
300,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	291,378
3,915,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	3,802,483
7,600,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	7,286,500
3,840,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	3,828,395
900,000	Digicel Ltd.	8.25%		¥09/30/2020	612,000
800,000	Digicel Ltd.	7.13%		¥04/01/2022	378,000
2,800,000	ECL S.A.	5.63%		01/15/2021	2,873,459
3,400,000	Ecopetrol S.A.	5.88%		09/18/2023	3,553,000
1,300,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	1,268,459
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	816,000
3,395,305	ENA Norte Trust	4.95%		04/25/2023	3,414,828
4,300,000	ESAL GMBH	6.25%		02/05/2023	4,278,500
2,500,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	2,410,025
3,100,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	2,988,431
6,400,000	Fresnillo PLC	5.50%		11/13/2023	6,528,000
7,790,000	GlaxoSmithKline Capital PLC	3.13%		05/14/2021	7,804,323
2,000,000	Global Bank Corporation	5.13%		10/30/2019	2,008,500
200,000	Global Bank Corporation	5.13%	^	10/30/2019	200,850
4,000,000	Global Bank Corporation	4.50%		10/20/2021	3,888,800
300,000	Global Bank Corporation	4.50%	^	10/20/2021	291,660
4,300,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	4,274,243
5,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	4,681,250
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	921,375
763,041	Guanay Finance Ltd.	6.00%		12/15/2020	771,625
327,017	Guanay Finance Ltd.	6.00%	^	12/15/2020	330,696
4,235,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.00%)	3.64%		05/18/2024	4,127,183
3,700,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	3,862,001
3,000,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,163,585
6,650,000	Inversiones CMPC S.A.	4.50%		04/25/2022	6,682,652
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,711,015
700,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	764,231
600,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	625,500
8,700,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,600,907
6,300,000	Marfrig Holdings Europe B.V.	8.00%		06/08/2023	6,339,375
7,965,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.86%)	3.37%		07/26/2023	7,879,860
7,885,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.79%)	3.54%		03/05/2023	7,756,417
6,200,000	Multibank, Inc.	4.38%		11/09/2022	6,029,500
200,000	OAS Investments GMBH	8.25%	Ω¥	10/19/2019	3,000
5,700,000	Oleoducto Central S.A.	4.00%		05/07/2021	5,628,807
6,961,000	ONGC Videsh Ltd.	2.88%		01/27/2022	6,723,244
1,200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	1,172,180
3,995,000	Orange S.A.	2.75%		02/06/2019	3,992,739
7,675,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	7,703,113
2,450,000	Pampa Energia S.A.	7.38%		07/21/2023	2,212,840
350,000	Pan American Energy LLC	7.88%		05/07/2021	352,187
4,783,313	Panama Metro Line SP	0.00%		12/05/2022	4,352,863
2,733,322	Panama Metro Line SP	0.00%	^	12/05/2022	2,487,350
456,179	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	400,297
2,950,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	2,819,816
5,600,000	Petronas Capital Ltd.	3.13%		03/18/2022	5,561,130
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	252,941
8,500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	8,808,300
4,320,000	Royal Bank of Scotland Group PLC (3 Month LIBOR USD + 1.55%)	4.37%		06/25/2024	4,130,146
3,500,000	SACI Falabella	3.75%		04/30/2023	3,404,029
7,380,000	Santander UK PLC	2.50%		01/05/2021	7,209,702
2,500,000	Sinopec Group Overseas Development Ltd.	3.90%		05/17/2022	2,520,568
2,400,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	2,398,318
7,430,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	7,198,013
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,417,150
6,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	5,918,076
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	969,289
8,035,000	Toronto-Dominion Bank	3.25%		06/11/2021	8,070,421
7,565,000	UBS AG	2.45%	^	12/01/2020	7,428,490
4,150,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	3,837,630
5,000,000	Union Bank of the Philippines	3.37%		11/29/2022	4,770,028
5,200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	5,155,488
2,800,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	2,698,500
3,700,000	UPL Corporation	3.25%		10/13/2021	3,585,182
3,183,000	VTR Finance B.V.	6.88%		01/15/2024	3,194,936
6,610,000	Westpac Banking Corporation	1.60%		08/19/2019	6,551,897
1,101,000	Westpac Banking Corporation	2.65%		01/25/2021	1,090,165
3,700,000	YPF S.A.	8.50%		03/23/2021	3,667,625

Total Foreign Corporate Bonds (Cost $454,241,157)					445,317,152

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
5,000,000	Argentine Republic Government International Bond	5.63%		01/26/2022	4,237,500
6,700,000	Chile Government International Bond	2.25%		10/30/2022	6,457,460
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	999,981
8,500,000	Dominican Republic International Bond	7.50%		05/06/2021	8,797,500
2,000,000	Indonesia Government International Bond	4.88%		05/05/2021	2,046,722
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	891,950
1,100,000	Indonesia Government International Bond	3.70%		01/08/2022	1,090,162
4,000,000	Mexico Government International Bond	3.63%		03/15/2022	3,961,360
6,500,000	Philippine Government International Bond	4.00%		01/15/2021	6,566,788

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $36,134,531)					35,049,423

Non-Agency Commercial Mortgage Backed Obligations - 15.6%
4,721,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	4,377,751
4,721,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	4,274,471
1,080,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,145,656
13,674,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.69%	^	02/14/2035	13,422,398
8,998,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.09%	^	02/14/2035	9,020,621
9,763,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	9,724,794
70,241	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4-H	6.13%	#^	07/10/2042	70,050
4,952,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	4.56%	^	09/15/2035	4,849,016
57,377,640	BANK, Series 2017-BNK4-XA	1.44%	#I/O	05/15/2050	4,808,476
85,590,495	BANK, Series 2018-BN11-XA	0.50%	#I/O	03/15/2061	3,179,790
6,786,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.21%	^	08/15/2027	6,780,206
57,299,766	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.51%	#I/O	02/15/2050	5,218,313
1,174,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.66%	^	08/15/2036	1,153,872
1,338,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.16%	^	08/15/2036	1,320,841
2,697,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.96%	^	08/15/2036	2,671,612
2,686,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.96%	^	08/15/2036	2,683,784
4,779,000	BBCMS Mortgage Trust, Series 2018-BXH-C (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.96%	^	10/15/2037	4,720,071
10,250,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2037	10,200,506
7,538,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^¥	06/05/2030	7,023,654
6,110,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	5,600,909
10,202,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	10,085,645
165,041,500	BHMS Trust, Series 2018-ATLS-XCP	0.39%	#^I/O	07/15/2035	668,418
7,455,000	Braemar Hotels & Resorts Trust, Series 2018-PRME-E (1 Month LIBOR USD + 2.40%, 2.40% Floor)	4.86%	^	06/15/2035	7,349,398
3,250,000	Bsprt Issuer Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 2.40%)	4.86%	^	06/15/2027	3,237,846
2,608,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.78%	^	03/15/2037	2,560,658
7,534,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	7,361,022
2,762,052	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.51%	^	07/15/2034	2,738,179
4,274,157	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2034	4,239,362
3,215,000	BX Trust, Series 2017-IMC-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	10/15/2032	3,173,048
5,186,000	BX Trust, Series 2017-IMC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	10/15/2032	5,196,310
2,430,150	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.51%	^	07/15/2034	2,395,274
4,119,100	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.61%	^	07/15/2034	4,080,737
3,159,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.43%	^	05/15/2035	3,107,765
3,434,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.88%	^	05/15/2035	3,383,626
1,414,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.38%	^¥	05/15/2035	1,394,792
9,267,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	9,102,466
49,067,083	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.03%	#I/O	02/10/2050	3,115,402
67,475,398	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.32%	#I/O	05/10/2050	5,247,973
21,701,289	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.05%	#I/O	01/10/2048	1,279,708
23,180,420	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.73%	#I/O	05/10/2058	2,183,361
58,643,618	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.66%	#I/O	06/15/2050	5,647,885
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.95%	#I/O	06/15/2050	1,113,679
39,410,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	2,395,430
3,277,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	07/15/2032	3,227,354
4,587,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.61%	^¥	07/15/2032	4,522,300
9,155,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	02/15/2037	9,005,760
736,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	5.46%	^	11/15/2036	727,239
1,039,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	1,040,510
7,929,594	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.01%	#I/O	10/10/2047	380,889
1,273,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	1,149,665
5,739,138	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.38%	#I/O	02/10/2048	371,521
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.06%	#	06/10/2048	1,663,475
19,517,966	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.30%	#I/O	02/10/2049	1,355,995
14,365,270	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.70%	#I/O	04/15/2049	1,250,954
13,732,364	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.00%	#I/O	07/10/2049	1,467,546
13,695,708	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.13%	#I/O	04/14/2050	949,948
3,479,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.45%	^	06/11/2032	3,464,992
3,479,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	3,460,733
3,479,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.90%	^¥	06/11/2032	3,467,317
982,520	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	987,834
2,305,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^	10/15/2045	2,104,887
5,636,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^Þ¥	10/15/2045	2,944,663
8,491,613	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.68%	#I/O	08/10/2046	232,077
8,870,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	8,360,681
26,758,326	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.18%	#I/O	10/10/2046	1,174,332
7,526,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.27%	#^	08/10/2046	7,210,837
2,957,272	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.08%	#I/O	05/10/2047	113,134
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	304,671
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	496,152
1,876,000	Commercial Mortgage Pass-Through Certificates, Series 2014-FL5-D (1 Month LIBOR USD + 4.00%, 4.00% Floor)	3.69%	^	10/15/2031	1,831,966
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C (1 Month LIBOR USD + 1.85%, 1.85% Floor)	4.24%	^	02/13/2032	109,296
2,115,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-E (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.64%	^	02/13/2032	2,097,910
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	1,365,727
21,503,265	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.97%	#I/O	03/10/2048	841,216
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#	05/10/2048	1,388,476
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	1,358,086
37,725,386	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.92%	#I/O	08/10/2048	1,695,707
42,372,744	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.13%	#I/O	10/10/2048	2,178,425
12,034,741	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.13%	#I/O	02/10/2048	538,049
11,396,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	4.63%	^	09/15/2033	11,327,069
57,957,744	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.78%	#I/O	07/10/2048	1,967,636
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	1,470,344
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	1,996,319
17,442,823	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.04%	#I/O	02/10/2049	957,976
1,203,752	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	1,217,465
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	299,948
29,986,630	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.92%	#I/O	04/15/2050	1,203,669
4,720,758	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.80%	#I/O	01/15/2049	419,945
6,650,000	CSMC Mortgage Securities Trust, Series 2017-LSTK-E	3.33%	#^¥	04/05/2033	6,475,775
7,370,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.76%	^	07/15/2032	7,318,407
3,750,000	DBCG Mortgage Trust, Series 2017-BBG-C (1 Month LIBOR USD + 1.00%, 1.10% Floor)	3.46%	^	06/15/2034	3,678,039
9,876,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.91%	^	06/15/2033	9,690,272
4,941,412	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.41%	^	05/15/2035	4,835,540
19,325,157	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.48%	#I/O	05/10/2049	1,544,204
13,000,000	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O¥	09/25/2043	11,912,290
13,000,000	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O¥	04/25/2046	11,887,395
28,200,000	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O¥	04/25/2046	29,365
1,881,111	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.40%	^¥	07/25/2023	1,959,976
247,868	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	233,863
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,485,385
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,764,094
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	351,103
2,465,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.71%	^	09/15/2034	2,424,827
3,821,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.71%	^	09/15/2034	3,765,167
2,034,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.68%	^	09/15/2034	2,007,342
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.44%	#^	12/10/2027	298,694
9,131,385	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.06%	#I/O	04/10/2047	368,865
4,331,249	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.80%	#I/O	09/10/2047	139,115
36,216,714	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.82%	#I/O	07/10/2048	1,426,247
9,755,552	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.34%	#I/O	10/10/2048	644,274
11,928,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	11/15/2035	11,877,339
1,518,000	GS Mortgage Securities Corporation, Series 2018-LUAU-E (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	11/15/2032	1,501,986
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.56%	^	07/15/2031	4,919,722
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.26%	^	07/15/2031	4,915,429
5,000,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.38%	^	07/15/2031	4,932,458
1,963,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	1,698,718
9,031,170	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.81%	#I/O	11/10/2048	402,562
19,652,795	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.66%	#I/O	05/10/2049	1,663,935
29,644,421	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.27%	#I/O	10/10/2049	2,100,912
61,931,461	GS Mortgage Securities Trust, Series 2017-GS6-XA	1.05%	#I/O	05/10/2050	4,408,752
887,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^¥	03/10/2033	927,500
1,760,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^¥	03/10/2033	1,832,653
2,391,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^¥	03/10/2033	2,406,571
2,314,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^¥	03/10/2033	2,249,686
2,893,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^¥	03/10/2033	2,718,695
1,988,000	Hilton USA Trust, Series 2016-SFP-D	4.93%	^	11/05/2035	2,019,000
3,000,000	Hilton USA Trust, Series 2016-SFP-F	6.16%	^¥	11/05/2035	3,040,780
8,000,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.86%	^	08/15/2034	7,908,560
2,355,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	4.61%	^	06/15/2034	2,353,363
305,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	5.31%	^¥	06/15/2034	305,085
434,255	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	433,855
22,538,891	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.12%	#I/O	01/15/2049	1,022,526
1,872,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	1,863,705
1,414,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	06/15/2032	1,412,331
4,578,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	06/15/2032	4,519,056
1,969,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2034	1,945,731
1,847,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	07/15/2034	1,817,793
1,635,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	07/15/2034	1,604,742
2,302,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%, 3.75% Floor)	6.14%	^¥	07/15/2034	2,256,656
6,165,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	06/15/2032	6,077,452
863,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.56%	^	06/15/2032	849,262
2,283,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.46%	^	06/15/2035	2,234,857
5,625,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	5,667,982
6,613,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	6,568,520
411,460	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	409,091
3,311,565	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.31%	^	05/15/2028	3,309,826
2,369,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	2,349,254
38,782,191	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.80%	#I/O	12/15/2049	1,474,421
3,776,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	3,636,068
10,245,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	10,426,953
6,089,229	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.90%	#I/O	02/15/2047	220,859
16,975,832	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.02%	#I/O	08/15/2047	757,243
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48%	#	09/15/2047	494,188
22,585,496	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.94%	#I/O	11/15/2047	858,113
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	1,279,411
7,213,685	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.09%	#I/O	01/15/2048	287,088
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	910,988
125,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.17%	#	05/15/2048	120,220
26,942,666	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.80%	#I/O	05/15/2048	804,058
28,529,006	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.61%	#I/O	07/15/2048	796,307
12,645,118	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.95%	#I/O	08/15/2048	571,417
24,804,715	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.44%	#I/O	11/15/2048	1,196,470
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	574,173
10,000,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	9,768,084
10,769,226	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.89%	#^I/O	03/10/2049	718,013
88,784,316	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.11%	#^I/O	03/10/2050	4,180,560
2,080,000	Madison Avenue Trust, Series 2013-650M-E	4.03%	#^¥	10/12/2032	2,045,430
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	#^¥	10/12/2032	300,863
2,366,000	Marathon CRE, Series 2018-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	4.01%	^	06/15/2028	2,369,532
2,512,000	Marathon CRE, Series 2018-FL1-C (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.06%	^	06/15/2028	2,523,872
20,563	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	20,668
11,095	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	11,082
11,450,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	11,319,307
10,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^¥	10/15/2030	8,882,849
3,765,375	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.62%	#I/O	10/15/2046	91,140
16,059,410	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.35%	#I/O	02/15/2046	728,657
7,821,920	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.09%	#I/O	02/15/2047	251,964
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	495,982
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	595,669
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	120,590
5,965,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	4,984,130
1,133,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	967,677
21,440,052	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.26%	#I/O	01/15/2049	1,374,018
4,721,000	Morgan Stanley Capital Trust, Series 2007-IQ15-B	6.12%	#^	06/11/2049	4,725,844
1,466,000	Morgan Stanley Capital Trust, Series 2014-CPT-G	3.45%	#^¥	07/13/2029	1,405,627
2,330,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	2,330,263
3,494,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	3,463,700
2,647,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	2,601,270
2,680,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.41%	^	11/15/2034	2,640,964
2,977,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.06%	^¥	11/15/2034	2,933,237
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.11%	^	07/15/2035	2,893,397
4,380,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	4,324,620
2,935,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^	07/15/2035	2,897,977
821,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	806,448
1,386,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^¥	07/13/2029	1,344,272
6,161,466	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.61%	^	08/15/2034	6,084,244
3,720,419	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	6.71%	^	08/15/2034	3,738,454
1,192,550	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,181,121
11,755,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	10/15/2037	11,649,904
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.51%	^	06/15/2035	9,762,490
5,328,792	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	07/14/2035	5,355,223
6,614,000	RAIT Trust, Series 2017-FL7-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	06/15/2037	6,606,358
4,991,948	Resource Capital Ltd., Series 2017-CRE5-B (1 Month LIBOR USD + 2.00%)	4.46%	^	07/15/2034	4,976,732
35,317,369	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O¥	12/15/2020	639,198
15,253,000	STWD Mortgage Trust, Series 2018-URB-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	05/15/2035	15,061,840
9,003,783	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.56%	^	11/11/2034	8,873,523
2,034,000	UBS Commercial Mortgage Trust, Series 2017-C1-XB	0.90%	#I/O	06/15/2050	135,705
88,442,877	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.80%	#I/O	10/15/2051	5,282,976
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	5,948,236
87,486,378	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.89%	#I/O	02/15/2051	5,435,607
5,929,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.05%	#^	01/10/2045	6,243,536
2,705,907	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	2,697,088
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,571,455
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	539,123
12,362,057	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.90%	#I/O	02/15/2048	541,488
55,025,307	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.93%	#I/O	09/15/2058	2,597,624
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	1,992,411
21,568,381	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.07%	#I/O	11/15/2048	1,217,649
32,016,389	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.75%	#I/O	07/15/2058	1,030,825
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.64%	#	09/15/2057	1,318,428
1,150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-E	3.60%	#^¥	12/15/2048	940,086
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	1,434,472
14,915,489	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.77%	#I/O	03/15/2059	1,298,547
77,213,657	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.08%	#I/O	07/15/2050	5,171,277
16,187,352	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.55%	#I/O	01/15/2060	1,417,352
4,517,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%)	4.61%	^	12/15/2036	4,470,389
167,000	WF-RBS Commercial Mortgage Trust, Series 2013-C17-D	5.06%	#^	12/15/2046	158,336
3,538,685	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.08%	#I/O	03/15/2047	140,464
9,273,092	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.07%	#I/O	08/15/2047	394,844
29,046,712	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.64%	#I/O	11/15/2049	2,426,411

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $733,697,941)					710,631,153

Non-Agency Residential Collateralized Mortgage Obligations - 14.9%
7,304,708	Ajax Mortgage Loan Trust, Series 2017-A-A	3.47%	^§	04/25/2057	7,263,554
9,549,043	Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	8,739,928
11,667,319	Alternative Loan Trust, Series 2005-62-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.81%		12/25/2035	10,420,723
8,289,197	Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	5,732,315
11,011,714	Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	8,172,718
7,155,153	Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	5,938,912
9,943,516	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.78%		08/25/2047	8,505,565
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	3.15%		04/20/2035	1,708,675
2,903,780	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	2,627,971
3,081,403	Banc of America Mortgage Securities Trust, Series 2005-I-2A5	4.47%	#	10/25/2035	3,073,348
7,834,198	Banc of America Mortgage Securities Trust, Series 2007-3-1A1	6.00%		09/25/2037	7,457,537
21,653,038	Bayview Opportunity Master Fund Trust, Series 2018-SBR2-A1	3.84%	^§	04/28/2033	21,740,547
2,488,239	BCAP LLC Trust, Series 2012-RR1-3A4	5.50%	#^	10/26/2035	2,256,029
10,164,955	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.85%	^	02/25/2056	10,459,198
704,620	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.36%	ß	03/25/2037	720,613
38,553,500	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	38,683,480
1,461,970	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,385,748
9,315,819	Civic Mortgage LLC, Series 2018-1-A1	3.89%	^§	06/25/2022	9,304,021
18,281,864	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	18,120,395
52,172	Countrywide Alternative Loan Trust, Series 2004-33-1A1	4.78%	#	12/25/2034	52,893
677,813	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	668,197
2,390,822	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	2,294,137
2,547,694	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,127,576
501,594	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	431,326
1,640,630	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	1,509,994
893,884	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	736,503
3,674	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	3,693
2,563,293	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,375,586
105,389	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	105,156
1,020,526	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	880,314
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	4.07%	#^	07/27/2036	998,856
748,965	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.00%	#^	11/27/2037	755,838
6,351,082	CSMC Trust, Series 2017-1A-A	4.50%	^	03/25/2021	6,374,460
12,048,448	CSMC Trust, Series 2018-5R-1A1 (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.65%	^	10/30/2046	12,121,144
38,980,318	CSMC Trust, Series 2018-RPL8-A1	4.07%	^	07/25/2058	39,018,518
2,635,256	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	2,615,771
710,486	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.52%	#^Þ	07/27/2037	648,285
893,978	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	829,624
2,674,714	Ellington Financial Mortgage Trust, Series 2017-1-A1	2.69%	#^	10/25/2047	2,658,865
2,744,201	Ellington Financial Mortgage Trust, Series 2017-1-A2	2.74%	#^	10/25/2047	2,728,543
1,908,698	Ellington Financial Mortgage Trust, Series 2017-1-A3	2.84%	#^	10/25/2047	1,889,187
6,707,725	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	6,670,008
12,604,787	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	12,538,429
107,236	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	105,112
3,540,883	GSAA Home Equity Trust, Series 2005-11-2A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.79%		10/25/2035	3,518,620
597,176	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	471,734
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.78%		02/25/2037	920,034
1,910,861	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.65%	#	05/25/2036	1,708,906
10,288,452	JP Morgan Alternative Loan Trust 2007-S1, Series 2007-S1-A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	2.85%		04/25/2047	9,938,307
17,353,540	Legacy Mortgage Asset Trust, Series 2017-GS1-A1	3.50%	^§	01/25/2057	17,117,223
21,694,619	Legacy Mortgage Asset Trust, Series 2018-GS2-A1	4.00%	^§	04/25/2058	21,535,880
326,769	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	271,670
174,893	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.52%	#	04/25/2036	157,471
503,236	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	376,367
1,825,008	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,317,102
27,276,807	Morgan Stanley Capital Trust, Series 2006-HE3-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.76%		04/25/2036	25,516,870
392,258	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.59%	#	02/25/2036	344,772
17,000,000	Nationstar HECM Loan Trust, Series 2017-2A-M1	2.82%	#^	09/25/2027	16,930,181
3,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M2	3.47%	#^	02/25/2028	3,504,365
9,500,000	Nationstar HECM Loan Trust, Series 2018-1A-M3	3.79%	#^	02/25/2028	9,511,847
12,383,803	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1-A1	3.00%	^§	06/25/2057	12,180,274
13,049,064	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	12,812,266
8,725,416	Preston Ridge Partners Mortgage Trust, Series 2017-2A-A1	3.47%	^§	09/25/2022	8,670,183
12,906,566	Pretium Mortgage Credit Partners LLC, Series 2017-NPL3-A1	3.25%	^§	06/29/2032	12,826,260
24,738,677	Pretium Mortgage Credit Partners LLC, Series 2018-NPL3-A1	4.13%	^§	08/25/2033	24,713,493
24,887,459	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	24,830,584
4,781,014	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	4,797,910
5,551,101	RCO Trust, Series 2017-INV1-A	3.20%	#^	11/25/2052	5,469,371
3,140,008	RCO Trust, Series 2017-INV1-M1	3.90%	#^	11/25/2052	3,149,498
1,139,867	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,070,026
1,512,334	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,379,932
882,006	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	630,047
4,114,971	SG Mortgage Securities Trust, Series 2017-1-A1	3.71%	#^	04/25/2047	4,166,619
3,663,724	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	3,622,492
4,810,548	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	2.69%		08/25/2037	4,702,575
16,152,736	Starwood Mortgage Residential Trust, Series 2018-IMC1-A3	3.98%	#^	03/25/2048	16,238,924
5,241,175	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.56%	#	12/25/2035	4,985,812
1,393,488	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	1,375,645
2,134,145	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,097,069
99,425	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL (1 Month LIBOR USD + 2.43%, 2.43% Floor)	4.94%	^	06/25/2045	99,725
1,574,648	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	1,565,658
12,554,448	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	12,668,013
7,500,535	Verus Securitization Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	7,443,900
2,158,040	Verus Securitization Trust, Series 2018-2-A2	3.78%	#^	06/01/2058	2,163,029
2,505,132	Verus Securitization Trust, Series 2018-2-A3	3.83%	#^	06/01/2058	2,513,622
8,405,306	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	8,385,548
15,689,141	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	15,583,658
7,959,683	VOLT LLC, Series 2018-NPL5-A1A	4.21%	^§	08/25/2048	7,980,940
23,478,040	VOLT LLC, Series 2018-NPL6-A1A	4.11%	^§	09/25/2048	23,506,321
27,293,424	VOLT LLC, Series 2018-NPL7-A1A	3.97%	^§	09/25/2048	27,213,168
14,723,038	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	14,731,118
153,927	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	139,060
6,629,137	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-2A1	3.99%	#	09/25/2036	6,589,039
1,493,311	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,457,914
4,157,460	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A85	6.00%		08/25/2037	4,019,746
5,486,383	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A7	6.00%		09/25/2037	5,430,743

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $681,177,976)					677,800,823

US Corporate Bonds - 5.8%
4,190,000	AbbVie, Inc.	3.38%		11/14/2021	4,190,212
3,975,000	American Express Company (3 Month LIBOR USD + 0.65%)	3.34%		02/27/2023	3,894,400
8,195,000	Amgen, Inc.	2.20%		05/11/2020	8,093,156
3,995,000	Analog Devices, Inc.	2.95%		01/12/2021	3,961,758
8,110,000	Anheuser-Busch InBev Worldwide, Inc.	2.50%		07/15/2022	7,749,423
7,350,000	Anthem, Inc.	2.50%		11/21/2020	7,250,907
7,680,000	AT&T, Inc.	2.80%		02/17/2021	7,584,147
3,730,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.54%		03/05/2024	3,626,629
5,385,000	BAT Capital Corporation	2.30%		08/14/2020	5,258,734
8,040,000	Capital One Financial Corporation	2.40%		10/30/2020	7,873,268
6,526,000	Cardinal Health, Inc.	1.95%		06/14/2019	6,493,141
1,585,000	Cardinal Health, Inc.	2.62%		06/15/2022	1,528,056
7,820,000	Celgene Corporation	2.88%		08/15/2020	7,767,567
3,655,000	Cigna Corporation	3.40%	^	09/17/2021	3,648,869
7,965,000	Cintas Corporation	2.90%		04/01/2022	7,840,388
3,735,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.76%		06/01/2024	3,661,156
4,000,000	Comcast Corporation	3.45%		10/01/2021	4,041,959
6,450,000	Consolidated Edison, Inc.	2.00%		03/15/2020	6,365,339
1,245,000	Consolidated Edison, Inc.	2.00%		05/15/2021	1,208,474
7,910,000	CVS Health Corporation	2.80%		07/20/2020	7,840,287
3,550,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	3,464,484
3,905,000	Delta Air Lines, Inc.	3.40%		04/19/2021	3,874,390
3,180,000	DowDuPont, Inc.	3.77%		11/15/2020	3,211,281
3,880,000	eBay, Inc.	2.75%		01/30/2023	3,733,531
7,445,000	EQT Corporation	2.50%		10/01/2020	7,281,722
6,500,000	Ford Motor Credit Company LLC (3 Month LIBOR USD + 1.24%)	3.85%		02/15/2023	6,016,791
1,930,000	General Mills, Inc.	3.20%		04/16/2021	1,920,886
1,670,000	General Mills, Inc.	3.15%		12/15/2021	1,657,647
4,615,000	General Motors Financial Company	2.65%		04/13/2020	4,544,456
2,610,000	General Motors Financial Company	3.20%		07/06/2021	2,550,880
4,585,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	4,539,475
3,325,000	Goldman Sachs Group, Inc.	3.20%		06/05/2020	3,319,172
7,265,000	Kinder Morgan, Inc.	3.05%		12/01/2019	7,224,831
7,515,000	Kroger Company	6.15%		01/15/2020	7,729,530
4,410,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	4,376,989
7,005,000	Mondelez International, Inc.	3.00%		05/07/2020	6,980,320
7,948,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.40%		07/22/2022	7,840,332
4,035,000	NextEra Energy Capital Holdings, Inc.	3.34%		09/01/2020	4,043,920
7,999,000	Northrop Grumman Corporation	2.08%		10/15/2020	7,846,529
2,395,000	PNC Bank NA	2.45%		11/05/2020	2,365,816
1,450,000	PNC Financial Services Group, Inc.	5.13%		02/08/2020	1,480,703
3,605,000	PNC Funding Corporation	4.38%		08/11/2020	3,671,472
5,145,000	Prudential Financial, Inc.	7.38%		06/15/2019	5,238,908
2,220,000	Prudential Financial, Inc.	4.50%		11/15/2020	2,271,450
4,025,000	PSEG Power LLC	3.85%		06/01/2023	4,032,090
2,715,000	Reynolds American, Inc.	3.25%		06/12/2020	2,698,857
4,780,000	Sherwin-Williams Company	2.25%		05/15/2020	4,707,699
4,036,000	Southern Company	1.85%		07/01/2019	4,016,758
4,050,000	Synchrony Financial	3.75%		08/15/2021	3,943,706
7,835,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	7,862,178
3,945,000	Union Pacific Corporation	3.20%		06/08/2021	3,965,115
4,200,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.72%		05/15/2025	4,075,860
5,380,000	Volkswagen Group of America Finance LLC	4.00%	^	11/12/2021	5,394,394
1,600,000	Wells Fargo & Company	2.15%		01/30/2020	1,582,669
6,575,000	Wells Fargo & Company	2.60%		01/15/2021	6,495,032

Total US Corporate Bonds (Cost $268,987,619)					265,837,743

US Government and Agency Mortgage Backed Obligations - 9.2%
1,862,076	Federal Home Loan Mortgage Corporation, Pool G0-8626	3.00%		02/01/2045	1,825,201
1,981,380	Federal Home Loan Mortgage Corporation, Pool G0-8631	3.00%		03/01/2045	1,940,966
16,308,195	Federal Home Loan Mortgage Corporation, Pool G1-8660	3.50%		09/01/2032	16,524,197
903,943	Federal Home Loan Mortgage Corporation, Pool U7-9016	2.50%		05/01/2028	882,755
613,166	Federal Home Loan Mortgage Corporation, Series 3417-SM (-1 x 1 Month LIBOR USD + 6.28%, 6.28% Cap)	3.82%	I/FI/O	02/15/2038	92,657
11,139,361	Federal Home Loan Mortgage Corporation, Series 4060-QA	1.50%		09/15/2026	10,784,523
9,271,378	Federal Home Loan Mortgage Corporation, Series 4125-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		11/15/2042	9,289,249
1,821,023	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	1,803,313
15,989,668	Federal Home Loan Mortgage Corporation, Series 4718-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.81%		09/15/2047	15,932,306
18,295,272	Federal Home Loan Mortgage Corporation, Series 4734-A	3.00%		07/15/2042	18,264,368
21,187,262	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	20,864,194
32,562,246	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	1,435,025
10,298,106	Federal National Mortgage Association, Series 2011-63-FX (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.86%		07/25/2041	10,274,160
1,054,787	Federal National Mortgage Association, Series 2012-134-FT (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		12/25/2042	1,056,579
3,617,329	Federal National Mortgage Association, Series 2012-32-DA	2.00%		11/25/2026	3,524,845
23,644,466	Federal National Mortgage Association, Series 2012-56-FK (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap)	2.96%		06/25/2042	23,692,029
11,652,739	Federal National Mortgage Association, Series 2013-20-FE (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		03/25/2043	11,666,760
3,861,969	Federal National Mortgage Association, Series 2014-66-QE	2.00%		01/25/2040	3,797,371
5,273,078	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	5,237,380
3,019,255	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	3,018,411
8,311,904	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	8,203,680
4,382,579	Federal National Mortgage Association, Series 2017-116-FB (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.72%		05/20/2044	4,386,828
8,597,476	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	8,530,008
7,996,576	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	7,953,796
7,462,578	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	7,462,501
21,000,525	Federal National Mortgage Association, Series 2017-96-FA (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.91%		12/25/2057	21,037,322
14,191,724	Federal National Mortgage Association, Series 2018-15-JF (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		03/25/2048	14,138,694
10,256,493	Federal National Mortgage Association, Series 2018-16-FN (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap)	2.76%		03/25/2048	10,169,866
11,387,391	Federal National Mortgage Association, Series 2018-31-FD (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		05/25/2048	11,329,838
13,387,358	Federal National Mortgage Association, Series 2018-49-FB (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		07/25/2048	13,351,240
20,025,127	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		08/25/2048	20,008,606
19,195,691	Federal National Mortgage Association, Series 2018-57-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		08/25/2048	19,120,052
8,710,499	Federal National Mortgage Association, Series 2018-63-FC (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		09/25/2048	8,694,053
14,791,414	Federal National Mortgage Association, Series 2018-64-FA (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		09/25/2048	14,793,038
22,212,319	Federal National Mortgage Association, Series 2018-70-HF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		10/25/2058	22,330,706
22,129,545	Federal National Mortgage Association, Series 2018-77-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		10/25/2048	22,089,306
9,588,227	Federal National Mortgage Association, Series 2018-80-FG (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.50% Cap)	2.86%		10/25/2048	9,562,281
9,368,359	Federal National Mortgage Association Pass-Thru, Pool AL2987 (12 Month LIBOR USD + 1.63%, 7.35% Cap)	2.35%		11/01/2042	9,514,683
903,950	Federal National Mortgage Association Pass-Thru, Pool AL3797	2.50%		06/01/2028	883,304
13,162,412	Federal National Mortgage Association Pass-Thru, Pool AP7870 (12 Month LIBOR USD + 1.70%, 7.50% Cap)	2.50%		07/01/2042	13,449,160
2,728,900	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	2,677,717
531,706	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	529,701
4,896,958	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	4,759,937

Total US Government and Agency Mortgage Backed Obligations (Cost $418,276,672)					416,882,606

US Government and Agency Obligations - 12.6%
199,225,858	United States Treasury Inflation Indexed Bonds	0.13%	‡	04/15/2019	196,438,511
44,500,000	United States Treasury Notes	2.25%	‡	03/31/2020	44,321,352
90,200,000	United States Treasury Notes	1.50%	‡	08/15/2020	88,731,540
105,100,000	United States Treasury Notes	2.00%	‡	08/31/2021	103,807,166
104,900,000	United States Treasury Notes	2.13%	‡	09/30/2021	103,918,745
30,200,000	United States Treasury Notes	1.88%		01/31/2022	29,668,187
7,000,000	United States Treasury Notes	1.25%	‡	07/31/2023	6,622,134

Total US Government and Agency Obligations (Cost $578,013,097)					573,507,635

Affiliated Mutual Funds - 4.4%
19,935,204	DoubleLine Ultra Short Bond Fund (Class I)				199,352,043

Total Affiliated Mutual Funds (Cost $199,900,100)					199,352,043

Exchange Traded Funds and Common Stocks - 0.0%
9,490	Frontera Energy Corporation *				92,450

Total Exchange Traded Funds and Common Stocks (Cost $852,503)					92,450

Short Term Investments - 2.3%
587,493	First American Government Obligations Fund - Class X	2.30%	◆		587,493
587,493	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		587,493
587,493	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		587,493
19,400,000	United States Treasury Bills	0.00%		02/21/2019	19,335,383
82,800,000	United States Treasury Bills	0.00%		08/15/2019	81,464,516

Total Short Term Investments (Cost $102,668,919)					102,562,378

Total Investments - 109.1% (Cost $5,029,889,451)					4,958,503,746
Liabilities in Excess of Other Assets - (9.1)%					(413,572,028)

NET ASSETS - 100.0%					$4,544,931,718

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $2,260,595,337 or 49.7% of net assets.

Þ	Value determined using significant unobservable inputs.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

I/O	Interest only security

P/O	Principal only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

&	Unfunded or partially unfunded loan commitment. At December 31, 2018, the value of these securities amounted to $974,090 or 0.0% of net assets.

†	Perpetual Maturity

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

‡	All or a portion of security has been pledged as collateral in connection with swaps.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.5%
Non-Agency Commercial Mortgage Backed Obligations	15.6%
Non-Agency Residential Collateralized Mortgage Obligations	14.9%
US Government and Agency Obligations	12.6%
Foreign Corporate Bonds	9.8%
US Government and Agency Mortgage Backed Obligations	9.2%
Bank Loans	8.9%
Asset Backed Obligations	8.3%
US Corporate Bonds	5.8%
Affiliated Mutual Funds	4.4%
Short Term Investments	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	(9.1)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.5%
Non-Agency Commercial Mortgage Backed Obligations	15.6%
Non-Agency Residential Collateralized Mortgage Obligations	14.9%
US Government and Agency Obligations	12.6%
US Government and Agency Mortgage Backed Obligations	9.2%
Asset Backed Obligations	8.3%
Banking	5.8%
Affiliated Mutual Funds	4.4%
Energy	2.4%
Short Term Investments	2.3%
Healthcare	1.9%
Telecommunications	1.8%
Business Equipment and Services	1.2%
Electronics/Electric	1.2%
Pharmaceuticals	1.0%
Utilities	0.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Transportation	0.8%
Automotive	0.7%
Industrial Equipment	0.6%
Insurance	0.6%
Media	0.6%
Food Products	0.5%
Finance	0.5%
Chemicals/Plastics	0.5%
Leisure	0.4%
Aerospace & Defense	0.4%
Building and Development (including Steel/Metals)	0.4%
Food/Drug Retailers	0.3%
Retailers (other than Food/Drug)	0.3%
Consumer Products	0.2%
Pulp & Paper	0.2%
Technology	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Food Service	0.1%
Beverage and Tobacco	0.1%
Mining	0.1%
Chemical Products	0.1%
Containers and Glass Products	0.1%
Commercial Services	0.1%
Conglomerates	0.1%
Financial Intermediaries	0.1%
Cosmetics/Toiletries	0.1%
Construction	0.0	% ~
Other Assets and Liabilities	(9.1)%

	100.0%

~	Represents less than 0.05% of net assets

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	Long	0.47%	Termination	01/08/2019	7,000,000	$(163,005)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/08/2019	50,000,000	(3,037,634)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/15/2019	100,000,000	(7,533,483)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	01/24/2019	50,000,000	(4,513,983)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	01/29/2019	100,000,000	(11,300,370)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	01/30/2019	100,000,000	(11,259,938)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/12/2019	100,000,000	(11,336,818)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/14/2019	100,000,000	(11,385,945)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	02/26/2019	100,000,000	(7,945,808)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	02/27/2019	100,000,000	(7,653,166)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	02/28/2019	100,000,000	(7,781,983)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/12/2019	100,000,000	(9,027,452)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	03/26/2019	50,000,000	(4,744,466)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	03/27/2019	100,000,000	(9,050,331)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	03/28/2019	50,000,000	(4,732,426)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/09/2019	100,000,000	(9,245,025)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/11/2019	100,000,000	(8,839,560)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	04/24/2019	100,000,000	(3,847,215)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	04/25/2019	100,000,000	(4,934,966)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	04/30/2019	100,000,000	(3,876,496)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/01/2019	100,000,000	(4,688,883)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/14/2019	100,000,000	(4,134,064)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	05/15/2019	100,000,000	(4,598,555)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/16/2019	100,000,000	(5,469,527)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	05/21/2019	100,000,000	(5,202,911)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	05/23/2019	100,000,000	(5,672,002)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2019	100,000,000	(7,426,853)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	06/25/2019	100,000,000	(4,442,068)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	06/26/2019	100,000,000	(7,542,006)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2019	100,000,000	(7,369,660)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/09/2019	100,000,000	(10,524,141)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/10/2019	100,000,000	(8,088,836)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2019	100,000,000	(10,626,228)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/23/2019	100,000,000	(9,672,368)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	07/24/2019	100,000,000	(10,248,112)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	07/25/2019	100,000,000	(10,669,820)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	07/30/2019	100,000,000	(7,036,379)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.43%	Termination	08/13/2019	50,000,000	(5,558,825)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/13/2019	100,000,000	(11,104,499)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/14/2019	100,000,000	(6,937,099)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	Long	0.40%	Termination	08/15/2019	27,500,000	(3,236,930)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	08/20/2019	100,000,000	(12,155,688)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	08/27/2019	100,000,000	(12,113,909)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.43%	Termination	08/28/2019	100,000,000	(12,079,229)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/10/2019	100,000,000	(14,389,593)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	09/17/2019	100,000,000	(14,499,387)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	09/25/2019	100,000,000	(14,951,447)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/08/2019	100,000,000	(15,346,288)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/15/2019	100,000,000	(8,685,238)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	10/22/2019	100,000,000	(10,319,364)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	10/29/2019	100,000,000	(11,971,721)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/05/2019	100,000,000	(11,925,796)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	Long	0.39%	Termination	11/06/2019	50,000,000	(3,847,208)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	Long	0.38%	Termination	11/12/2019	100,000,000	(10,370,643)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/19/2019	100,000,000	(6,438,656)

							$(451,554,003)

«

Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICSEU.

¤

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.

A summary of the DoubleLine Shiller Enhanced CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at December 31, 2018	Value at December 31, 2018	Change in Unrealized for the Period Ended December 31, 2018	Dividend Income Earned in the Period Ended December 31, 2018	Net Realized Gain (Loss) in the Period Ended December 31, 2018
DoubleLine Ultra Short Bond Fund (Class I)	$150,050,000	$100,000,000	$(50,000,000)	19,935,204	$199,352,043	$(598,057)	$4,002,694	$(99,900)

	$150,050,000	$100,000,000	$(50,000,000)	19,935,204	$199,352,043	$(598,057)	$4,002,694	$(99,900)

DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.9%
34,028	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	34,063
3,375,050	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	3,426,725
220,321	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	220,369
741,203	Colony Starwood Homes Trust, Series 2016-2A-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.81%	^	12/17/2033	745,319
11,100	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2-A	2.55%	^	01/16/2024	11,096
1,275,867	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	1,279,558
4,912,500	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^¥	05/15/2043	3,491,166
5,193,702	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	5,293,938
1,975,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,002,660
10,000,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	10,070,365
45,928	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	45,890
1,383,738	Marlette Funding Trust, Series 2018-1A-A	2.61%	^	03/15/2028	1,379,531
126,224	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	126,118
739,207	SoFi Consumer Loan Program Trust, Series 2017-1-A	3.28%	^	01/26/2026	739,056
500,000	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	511,893
776,176	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	774,442
793,767	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	789,886
1,000,000	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	991,340
640,404	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	636,815
568,022	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	566,678
976,723	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	971,213
2,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,966,614
2,955,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	2,983,510
6,007,004	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	6,138,064
4,992,934	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,133,648
1,483,087	Willis Engine Structured Trust, Series 2018-A-A	4.75%	^§	09/15/2043	1,509,622
5,362,500	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	5,337,881

Total Asset Backed Obligations (Cost $58,043,103)					57,177,460

Bank Loans - 9.8%
60,000	8th Avenue Food & Provisions, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.10%		10/01/2025	58,925
33,694	Access CIG LLC, Senior Secured First Lien Delayed-Draw Term Loan	3.75%	±&	02/27/2025	32,831
268,398	Access CIG, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.46%		02/27/2025	261,522
220,000	Achilles Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.56%		¥10/13/2025	217,250
218,900	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/22/2023	207,408
1,039,936	Acrisure, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		11/22/2023	1,010,693
681,064	Air Medical Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		04/28/2022	638,708
567,414	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		04/22/2024	452,714
334,152	Albertson’s LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	5.69%		06/22/2023	318,280
169,638	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		¥08/01/2025	167,941
482,575	Aleris International, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.75%)	7.25%		02/27/2023	479,484
161,845	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/04/2024	155,949
597,862	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		¥07/28/2022	568,865
15,000	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		07/28/2022	14,363
672,270	Almonde, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/13/2024	628,333
275,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	10.05%		06/16/2025	254,768
609,694	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/31/2024	586,325
307,118	American Renal Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/21/2024	300,976
433,138	American Tire Distributors Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.64%		08/30/2024	356,618
640,958	Amneal Pharmaceuticals LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.06%		05/05/2025	609,443
613,846	Applied Systems, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		09/19/2024	586,990
309,623	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		03/20/2024	297,238
207,895	Ascend Learning, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		07/12/2024	197,500
325,000	ASP Unifrax Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.53%		¥12/12/2025	309,156
1,211,424	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/22/2024	1,147,073
719,009	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/03/2023	691,147
303,475	Asurion, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		11/04/2024	291,242
280,000	Asurion, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	9.02%		08/04/2025	277,726
495,000	Auris Luxembourg III Sarl, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.09%		07/25/2025	483,556
918,091	Avantor, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.57%		11/21/2024	892,270
	Avaya, Inc., Senior Secured First Lien Term Loan
312,246	(2 Month LIBOR USD + 4.25%)	6.69%		12/16/2024	302,293
509,454	(1 Month LIBOR USD + 4.25%)	6.71%		12/16/2024	493,215
114,710	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	7.52%		09/25/2024	110,236
390,063	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		11/27/2025	371,230
134,750	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.38%		06/02/2025	129,080
467,650	BCP Renaissance Parent L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		10/31/2024	456,368
608,047	BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		02/02/2024	592,770
808,985	Blackhawk Network Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		06/16/2025	772,585
740,397	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	7.05%		10/02/2025	715,990
	Brand Energy & Infrastructure Services Inc, Senior Secured First Lien Term Loan
54,515	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.76%		06/21/2024	51,911
286,205	(3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.73%		06/21/2024	272,530
676,600	Brazos Delaware II, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.47%		05/21/2025	623,037
	Bright Bidco B.V., Senior Secured First Lien Term Loan
485,532	(3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		06/28/2024	411,792
228,485	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		06/28/2024	193,784
615,000	Brookfield WEC Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	6.27%		08/01/2025	597,758
658,706	BWAY Holding Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.66%		04/03/2024	621,654
733,640	Canyon Valor Companies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		06/16/2023	707,779
71,170	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.52%		03/24/2025	70,503
1,218,130	Capri Acquisitions BidCo Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.78%		¥11/01/2024	1,160,269
441,897	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.26%		11/18/2024	417,317
819,483	Cengage Learning, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.75%		06/07/2023	704,502
613,800	CenturyLink, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	574,824
505,767	CH Hold Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		02/01/2024	501,554
1,204,460	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		03/01/2024	1,146,243
	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan
660,102	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.53%		06/07/2023	635,348
371,308	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		06/07/2023	357,384
666,650	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/31/2025	641,651
643,388	Cincinnati Bell Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		10/02/2024	622,017
528,805	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		09/18/2024	500,159
301,946	Compass Power Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		12/20/2024	298,775
125,000	Concentra Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.13%		06/01/2022	120,000
679,501	Constellis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		04/19/2024	652,321
288,139	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.55%		06/02/2025	210,341
123,750	CP VI Bella Topco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		12/27/2024	119,419
381,953	CPI Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		¥03/21/2024	372,643
95,000	CPM Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥11/17/2025	93,456
135,000	CSC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	4.75%		01/15/2026	128,250
1,002,859	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.41%		¥07/03/2020	931,405
1,002,126	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		11/29/2024	962,041
407,918	CVS Holdings I, LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.28%		¥02/06/2025	388,925
918,010	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		05/01/2024	882,208
125,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.63%		05/01/2025	115,625
1,330,572	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/13/2025	1,263,491
293,428	Delta 2 (Lux) SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		02/01/2024	278,816
505,460	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		¥06/06/2025	492,823
126,741	Dentalcorp Perfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%	&¥	06/06/2025	123,573
69,078	DexKo Global Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		07/24/2024	66,919
444,527	Digicel International Finance Ltd, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.96%		05/27/2024	404,798
100,000	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/22/2025	97,125
833,700	EAB Global, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.19%		11/15/2024	794,099
415,000	Edgewater Generation, L.L.C., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		12/12/2025	407,219
696,925	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/06/2025	673,404
188,575	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.81%		02/07/2025	182,211
1,032,300	Equian Buyer Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.76%		05/20/2024	1,001,847
1,154,511	Equinox Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		03/08/2024	1,118,432
724,250	Excelitas Technologies Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.30%		12/02/2024	700,712
77,178	Exgen Renewables IV, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.71%		11/29/2024	73,608
228,275	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		03/31/2025	220,856
840,000	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		10/01/2025	803,250
968,097	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.31%		08/01/2024	883,389
725,066	Flexera Software LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		02/26/2025	701,139
814,261	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.28%		03/28/2022	801,367
395,000	Forest City Enterprises, L.P., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.38%		12/08/2025	386,770
721,208	Forterra Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.34%		10/25/2023	653,981
216,153	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.06%		08/18/2025	208,588
606,630	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.63%		¥05/02/2025	585,398
1,023,942	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	6.24%		05/24/2024	978,715
850,201	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/01/2024	809,948
175,000	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.50%		03/01/2024	134,750
629,420	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		12/01/2023	608,045
941,406	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.31%		07/02/2025	915,517
255,000	Gentiva Health Services, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.56%		07/02/2026	255,000
770,000	GOBP Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.55%		10/22/2025	754,600
490,000	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		10/10/2025	474,075
734,264	GrafTech Finance Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		02/12/2025	696,633
1,094,500	GTT Communications Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/02/2025	1,032,480
846,118	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.78%		08/25/2023	652,568
414,900	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.75% Floor)	5.02%		08/18/2023	392,989
1,133,131	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		08/05/2024	1,092,996
742,907	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	6.02%		07/01/2024	722,291
200,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.52%		07/07/2025	198,000
603,596	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		08/05/2022	587,299
930,000	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.26%		11/30/2023	904,509
736,561	ION Trading Technologies S.a.R.L, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		11/21/2024	697,891
1,064,635	IRB Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.68%		02/05/2025	1,017,791
625,000	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.84%		12/01/2025	610,744
1,241,350	Jaguar Holding Company II, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	5.02%		08/18/2022	1,183,937
448,046	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	7.48%		10/20/2023	428,444
651,725	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	6.27%		¥04/25/2025	641,949
409,535	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		08/01/2022	396,483
423,938	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.56%		¥06/23/2025	398,501
804,813	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		06/30/2022	659,946
789,419	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.52%		¥05/15/2023	746,992
929,636	Kronos Incorporated, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	5.54%		11/01/2023	886,445
6,578	Learfield Communications LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		12/01/2023	6,422
423,355	Learfield Communications LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.73%		¥12/01/2023	413,829
1,100,407	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.46%		06/10/2022	1,063,114
277,900	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.77%		03/24/2025	268,349
673,313	LTI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	6.02%		09/08/2025	635,721
406,925	Lucid Energy Group II Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.50%		02/18/2025	375,728
129,634	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%	&¥	03/20/2025	125,421
804,205	Mavis Tire Express Services Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.75%		¥03/20/2025	778,068
241,258	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.52%		05/12/2025	225,878
283,889	Meredith Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		01/31/2025	276,516
410,000	Messer Industries, L.L.C., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	4.82%		10/01/2025	390,185
703,345	Milacron LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		09/28/2023	661,144
963,249	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		11/29/2024	930,744
120,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.77%		12/01/2025	117,076
810,000	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		11/28/2025	787,223
190,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	11.27%		11/30/2026	186,041
354,094	Monitronics International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	8.30%		09/30/2022	317,578
1,295,186	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	5.55%		06/07/2023	1,231,327
90,000	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		10/20/2025	86,682
65,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	9.52%		10/19/2026	61,425
1,022,275	Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		02/28/2025	950,716
100,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.28%		10/24/2025	98,375
571,201	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		09/27/2024	520,507
300,000	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.38%		03/11/2022	238,071
158,800	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.14%		03/03/2025	153,374
316,652	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.03%		03/21/2025	310,913
1,065,722	Pisces Midco Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.18%		04/12/2025	975,136
1,007,613	Plantronics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		07/02/2025	972,094
878,861	Playa Resorts Holding BV, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		04/29/2024	823,932
1,192,445	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.18%		12/06/2024	1,145,737
160,000	Polar US Borrower, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.19%		10/15/2025	154,400
1,030,627	PowerTeam Services, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.06%		03/06/2025	999,708
945,630	Prime Security Services Borrower, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	5.27%		05/02/2022	904,259
446,277	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.43%		03/07/2025	425,824
743,675	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	5.94%		04/26/2024	719,506
603,632	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		02/01/2024	571,328
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
365,814	(3 Month LIBOR USD + 4.25%)	6.66%		¥07/09/2025	359,412
365,814	(6 Month LIBOR USD + 4.25%)	6.87%		¥07/09/2025	359,412
1,348,225	Renaissance Holding Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		06/02/2025	1,258,069
558,883	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	7.28%		¥12/17/2021	450,949
476,950	Reynolds Group Holdings Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/06/2023	455,997
552,398	Robertshaw US Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.06%		¥02/28/2025	506,825
	Scientific Games International, Inc., Senior Secured First Lien Term Loan
761,900	(2 Month LIBOR USD + 2.75%)	5.25%		08/14/2024	717,546
178,717	(1 Month LIBOR USD + 2.75%)	5.27%		08/14/2024	168,313
830,177	SCS Holdings I Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.77%		10/31/2022	820,837
148,000	Securus Technologies Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan	7.31%	±¥	11/01/2024	143,005
590,454	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	7.02%		11/01/2024	569,788
205,000	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.65%		11/06/2025	196,374
683,780	Select Medical Corporation, Senior Secured First Lien Term Loan (Prime Rate + 1.50%)	4.96%		03/01/2021	657,567
736,300	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	6.72%		06/13/2025	717,436
565,725	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		01/23/2025	549,698
484,180	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		02/05/2024	467,311
756,725	Solenis International, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.71%		12/26/2023	734,023
135,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	11.21%		¥06/26/2026	128,250
729,987	Solera, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		03/03/2023	690,754
1,065,208	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	6.05%		09/30/2022	1,029,635
223,875	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		06/27/2025	215,901
960,716	Southern Graphics Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.25%)	5.77%		12/30/2022	906,272
329,173	Speedcast International Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	5.55%		¥05/15/2025	316,554
134,663	SRS Distribution Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.77%		05/23/2025	126,015
453,856	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	4.50%		04/16/2025	429,747
346,419	StandardAero Aviation Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		07/07/2022	343,225
321,750	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.54%		09/12/2024	309,216
785,000	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	5.60%		10/01/2025	753,600
233,825	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	6.30%		07/10/2025	226,664
439,542	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.78%		10/28/2020	388,309
975,101	Tempo Acquisition, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.52%		05/01/2024	937,072
800,000	Tenneco Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	5.27%		10/01/2025	754,600
670,000	The Edelman Financial Center, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.69%		07/21/2025	647,505
60,000	The Edelman Financial Center, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.19%		07/20/2026	57,300
390,000	Thor Industries, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.15%		¥11/03/2025	370,500
964,913	Titan Acquisition Limited, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	5.34%		03/28/2025	887,720
1,280,500	TKC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.10%		02/01/2023	1,222,084
924,236	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		06/09/2023	874,558
303,186	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	5.02%		05/30/2025	286,939
344,138	Travel Leaders Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.46%		01/25/2024	342,274
525,000	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	6.60%		09/27/2024	505,312
671,484	Tribune Media Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	5.52%		01/29/2024	660,908
308,633	U.S. Renal Care, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	7.05%		12/30/2022	294,822
396,315	U.S. Silica Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.56%		05/01/2025	347,602
640,000	Uber Technologies Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	6.39%		04/04/2025	625,200
555,759	UFC Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.78%		08/18/2023	542,976
313,023	Ultra Resources, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.47%		04/12/2024	280,938
235,000	Universal Hospital Services Inc, Senior Secured First Lien Delayed-Draw Term Loan	5.81%	±¥	10/18/2025	227,950
99,510	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	5.77%		12/08/2023	94,783
	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan
122,102	(1 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	118,133
71,710	(2 Month LIBOR USD + 3.50%, 1.00% Floor)	6.02%		10/28/2024	69,380
357,040	VeriFone Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.64%		08/20/2025	346,329
740,000	Verscend Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	7.02%		08/27/2025	717,800
770,000	Vertafore, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.05%		07/02/2025	734,145
605,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	6.17%		10/10/2025	583,825
202,202	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%)	10.17%		10/09/2026	200,686
514,508	West Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	6.53%		10/10/2024	473,993
1,052,050	Wink Holdco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	5.52%		¥12/02/2024	1,001,420
705,000	WP CPP Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.28%		04/30/2025	682,969
366,400	Yak Access, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	7.52%		¥07/11/2025	307,776
817,678	York Risk Services Holding Corp., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	6.27%		10/01/2021	766,864

Total Bank Loans (Cost $119,852,169)					114,193,257

Collateralized Loan Obligations - 18.1%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	5.94%	^	07/15/2026	250,153
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	4.89%	^	01/15/2028	2,307,049
2,000,000	ALM LLC, Series 2013-8A-DR (3 Month LIBOR USD + 7.10%, 7.10% Floor)	9.54%	^	10/15/2028	1,979,775
2,250,000	ALM LLC, Series 2015-12A-C1R2 (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.09%	^	04/16/2027	2,148,986
500,000	ALM LLC, Series 2016-19A-A2 (3 Month LIBOR USD + 2.20%)	4.64%	^	07/15/2028	500,180
500,000	ALM LLC, Series 2016-19A-B (3 Month LIBOR USD + 3.00%)	5.44%	^	07/15/2028	500,595
1,000,000	ALM LLC, Series 2016-19A-C (3 Month LIBOR USD + 4.35%)	6.79%	^	07/15/2028	1,001,837
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	5.04%	^	04/15/2031	1,799,942
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	4.89%	^	07/18/2027	1,401,189
2,500,000	Apidos Ltd., Series 2016-24R (3 Month LIBOR USD + 3.05%)	5.52%	^	10/20/2030	2,317,228
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	5.14%	^	07/25/2030	2,277,823
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	5.18%	^	11/21/2030	2,309,139
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	5.31%	^	08/23/2030	926,029
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	6.31%	^	05/28/2030	2,957,648
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/20/2030	1,435,377
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	8.92%	^	10/20/2030	1,646,997
2,000,000	Barings Ltd., Series 2016-3A-C (3 Month LIBOR USD + 3.95%, 3.95% Floor)	6.39%	^	01/15/2028	1,930,237
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	5.37%	^	07/20/2029	3,800,273
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	5.37%	^	10/22/2030	3,534,126
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	5.07%	^	04/20/2031	456,003
750,000	BlueMountain Ltd., Series 2016-2A-C (3 Month LIBOR USD + 4.10%)	6.74%	^	08/20/2028	750,830
1,000,000	BlueMountain Ltd., Series 2016-3R-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	5.72%	^	11/15/2030	943,364
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	5.35%	^	10/20/2030	943,022
1,750,000	BlueMountain Ltd., Series 2018-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.19%	^	07/18/2027	1,650,116
5,500,000	California Street LP, Series 2012-9A-AR (3 Month LIBOR USD + 1.45%)	3.89%	^	10/16/2028	5,502,263
2,000,000	California Street LP, Series 2012-9A-DR (3 Month LIBOR USD + 3.96%)	6.40%	^	10/16/2028	2,000,450
2,000,000	California Street LP, Series 2012-9A-ER (3 Month LIBOR USD + 7.18%)	9.62%	^	10/16/2028	1,998,925
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	5.44%	^	07/15/2030	1,843,023
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	5.27%	^	01/30/2031	1,791,587
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	6.09%	^	04/15/2029	1,925,764
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.34%	^	07/15/2031	2,283,155
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	4.84%	^	01/18/2029	1,156,241
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.44%	^	04/15/2030	1,429,265
3,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.81%	^	07/20/2030	2,992,145
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	5.77%	^	08/15/2030	2,418,701
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR (3 Month LIBOR USD + 4.35%)	6.79%	^	10/15/2028	3,901,401
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.94%	^	01/15/2031	2,743,162
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	5.59%	^	10/15/2030	954,128
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%)	5.69%	^	07/15/2030	964,754
4,000,000	GoldenTree Loan Management Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.35%)	5.82%	^	04/20/2029	3,884,678
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	5.12%	^	11/28/2030	5,098,691
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	5.37%	^	07/21/2030	2,354,655
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	4.94%	^	04/15/2031	1,378,252
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	5.24%	^	08/01/2025	250,302
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	6.01%	^	04/28/2025	246,751
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	7.51%	^	04/28/2025	234,174
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	5.37%	^	10/20/2029	1,847,023
2,500,000	HPS Loan Management Ltd., Series 11A-17-A (3 Month LIBOR USD + 1.26%)	3.85%	^	05/06/2030	2,486,394
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.44%	^	10/15/2030	1,390,384
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	5.22%	^	07/20/2031	2,930,514
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	8.14%	^	07/15/2027	1,202,128
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	5.14%	^	10/20/2027	1,888,797
5,000,000	LCM LP, Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.97%	^	01/20/2031	4,539,294
1,500,000	LCM LP, Series 27A-D (3 Month LIBOR USD + 2.95%)	5.40%	^	07/16/2031	1,412,926
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.96%	^	01/27/2026	995,831
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.95%	^	01/27/2026	2,382,978
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	7.97%	^	04/20/2026	969,867
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	5.42%	^	10/21/2030	469,804
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C (3 Month LIBOR USD + 3.60%)	6.09%	^	04/25/2029	2,941,205
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	4.94%	^	04/15/2029	922,873
250,000	Magnetite Ltd., Series 2014-9A-BR (3 Month LIBOR USD + 2.00%)	4.49%	^	07/25/2026	246,187
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	4.97%	^	04/20/2031	3,195,537
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	4.19%	^	04/15/2029	976,483
1,000,000	Milos Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.40%)	5.87%	^	10/20/2030	955,290
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.47%	^	10/20/2030	946,854
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR (3 Month LIBOR USD + 2.40%, 2.40% Floor)	4.87%	^	04/20/2027	915,335
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	4.94%	^	01/15/2028	3,761,529
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	5.69%	^	10/18/2029	1,424,393
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	5.09%	^	10/18/2030	917,376
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	5.32%	^	04/20/2030	1,375,394
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	6.44%	^	07/15/2029	4,491,754
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C (3 Month LIBOR USD + 3.65%)	6.26%	^	11/14/2026	500,047
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	9.21%	^	11/14/2026	1,996,990
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	5.97%	^	03/17/2030	2,427,446
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	8.67%	^	03/17/2030	1,198,084
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	6.17%	^	07/20/2030	1,965,527
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.07%	^	01/20/2031	3,682,768
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	5.21%	^	07/25/2030	2,803,004
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.69%	^	10/20/2030	929,510
3,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	5.39%	^	04/15/2030	2,809,665
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	5.04%	^	01/15/2030	3,200,966
500,000	Symphony Ltd., Series 2014-14A-D2 (3 Month LIBOR USD + 3.60%)	6.04%	^	07/14/2026	499,611
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	5.40%	^	10/15/2031	1,462,305
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	5.09%	^	04/15/2028	958,939
2,000,000	TCI-Cent Ltd., Series 2016-1A-C (3 Month LIBOR USD + 4.00%)	6.51%	^	12/21/2029	2,001,703
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	5.87%	^	10/20/2026	2,977,268
3,398,104	Venture Ltd., Series 2006-7A-A1A (3 Month LIBOR USD + 0.23%)	2.70%	^	01/20/2022	3,398,116
2,000,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	9.19%	^	10/20/2028	1,936,491
5,000,000	Venture Ltd., Series 2018-34A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.72%	^	10/15/2031	4,954,406
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	5.39%	^	10/15/2030	3,759,345
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	6.02%	^	07/20/2030	1,469,099
1,000,000	Westcott Park Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.35%)	6.82%	^	07/20/2028	1,001,445
3,750,000	Wind River Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 4.10%)	6.54%	^	01/15/2026	3,733,743
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	9.19%	^	10/18/2030	1,948,757
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	5.44%	^	07/18/2031	1,889,452
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	5.34%	^	01/15/2031	3,811,780
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.19%	^	01/15/2031	1,799,197
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	7.99%	^	10/15/2027	7,785,658
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	5.29%		07/15/2028	3,411,293
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	6.19%	^	04/18/2029	1,973,735
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	8.86%	^	04/18/2029	1,664,428
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	5.29%	^	11/20/2030	1,393,268
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	5.24%	^	07/15/2030	1,387,105
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	5.11%	^	07/15/2030	3,273,602

Total Collateralized Loan Obligations (Cost $222,639,829)					212,711,288

Foreign Corporate Bonds - 14.3%
300,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	297,098
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	1,181,975
500,000	AES Andres B.V.	7.95%	^	05/11/2026	507,500
2,200,000	AES Dominicana	7.95%		05/11/2026	2,233,000
415,000	Altice France SA	7.38%	^	05/01/2026	381,800
500,000	Ardagh Packaging Finance, Inc.	6.00%	^	02/15/2025	462,810
400,000	Avation Capital S.A.	6.50%	^	05/15/2021	400,000
363,000	Avolon Holdings Funding Ltd.	5.13%	^	10/01/2023	347,572
2,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	1,998,607
300,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	304,560
700,000	Banco BTG Pactual S.A.	5.50%		01/31/2023	681,446
200,000	Banco de Bogota S.A.	6.25%		05/12/2026	202,752
2,206,000	Banco de Credito e Inversiones	4.00%		02/11/2023	2,189,569
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	201,000
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	653,250
3,700,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	3,186,625
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	295,878
1,950,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,584,375
1,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	971,260
2,200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	2,139,522
700,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%		10/04/2031	633,052
300,000	Banco Santander	3.88%		09/20/2022	299,699
1,450,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,460,875
1,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	966,260
200,000	Banistmo S.A.	3.65%	^	09/19/2022	190,750
500,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	508,755
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	185,000
4,400,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	3,833,544
500,000	BBVA Colombia S.A.	4.88%		04/21/2025	487,500
800,000	BDO Unibank, Inc.	2.63%		10/24/2021	770,206
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	2,985,274
500,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	504,370
2,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	2,166,688
2,200,000	Bharti Airtel Ltd.	4.38%		06/10/2025	2,007,735
2,400,000	BPRL International Singapore Pte Ltd.	4.38%		01/18/2027	2,275,212
400,000	Braskem Finance Ltd.	6.45%		02/03/2024	421,504
1,200,000	C&W Senior Financing DAC	7.50%	^	10/15/2026	1,156,500
3,260,000	C&W Senior Financing DAC	6.88%		09/15/2027	3,024,465
405,000	Camelot Finance S.A.	7.88%	^	10/15/2024	393,761
50,000	Camposol S.A.	10.50%	^	07/15/2021	52,375
300,000	Canacol Energy Ltd.	7.25%	^	05/03/2025	277,500
2,950,000	Canacol Energy Ltd.	7.25%		05/03/2025	2,728,750
605,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	614,396
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	507,380
800,000	CK Hutchison International Ltd.	3.50%	^	04/05/2027	776,773
500,000	CNOOC Finance Ltd.	3.88%		05/02/2022	504,310
2,000,000	CNOOC Finance Ltd.	3.50%		05/05/2025	1,940,558
600,000	CNPC General Capital Ltd.	3.95%		04/19/2022	608,168
600,000	CNPC General Capital Ltd.	3.40%		04/16/2023	594,604
400,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†	03/30/2020	413,000
1,000,000	Comcel Trust	6.88%		02/06/2024	1,021,515
3,158,400	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	2,933,364
400,000	Cosan Overseas Ltd.	8.25%	†	02/05/2019	404,500
200,000	Cosan Overseas Ltd.	7.00%		01/20/2027	202,000
1,050,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	992,261
3,300,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,163,875
300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	300,296
520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	521,519
200,000	Digicel Ltd.	8.25%		¥09/30/2020	136,000
2,000,000	Digicel Ltd.	7.13%		¥04/01/2022	945,000
1,100,000	ECL S.A.	5.63%		01/15/2021	1,128,859
300,000	Ecopetrol S.A.	5.88%		09/18/2023	313,500
1,344,000	Embotelladora Andina S.A.	5.00%		10/01/2023	1,384,849
365,200	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	350,791
1,400,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,241,904
1,264,918	ENA Norte Trust	4.95%		04/25/2023	1,272,191
1,000,000	Energuate Trust	5.88%		05/03/2027	928,750
1,100,000	ENTEL Chile S.A.	4.75%		08/01/2026	1,037,855
2,200,000	ESAL GMBH	6.25%		02/05/2023	2,189,000
1,800,000	Export-Import Bank of India	4.00%		01/14/2023	1,796,581
500,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	477,850
400,000	Fondo Mivivienda S.A.	3.50%	^	01/31/2023	385,604
1,300,000	Fondo Mivivienda S.A.	3.50%		01/31/2023	1,253,213
1,500,000	Fresnillo PLC	5.50%		11/13/2023	1,530,000
1,800,000	Geopark Ltd.	6.50%		09/21/2024	1,671,750
1,700,000	Global Bank Corporation	5.13%		10/30/2019	1,707,225
1,700,000	Global Bank Corporation	4.50%		10/20/2021	1,652,740
1,000,000	Global Bank Corporation	4.50%	^	10/20/2021	972,200
2,600,000	Gohl Capital Ltd.	4.25%		01/24/2027	2,453,684
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,424,500
200,000	Grupo Aval Ltd.	4.75%		09/26/2022	187,250
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	283,500
327,017	Guanay Finance Ltd.	6.00%		12/15/2020	330,696
580,000	GW Honos Security Corporation	8.75%	^	05/15/2025	530,700
800,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	794,068
300,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	313,135
3,300,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	3,479,944
900,000	Industrial Senior Trust	5.50%		11/01/2022	878,625
2,500,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,325,025
210,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	183,750
235,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	229,125
1,000,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,004,910
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	403,912
600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.98%)	6.13%	†	12/12/2022	564,000
1,500,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.86%)	6.50%	†	03/19/2023	1,421,625
1,100,000	JBS Investments GmbH	7.25%		04/03/2024	1,112,936
1,000,000	JBS Investments GmbH	7.00%	^	01/15/2026	982,500
435,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	334,950
1,000,000	Latam Finance Ltd.	6.88%		04/11/2024	988,510
3,500,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	3,460,135
1,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	948,510
300,000	MARB BondCo PLC	7.00%		03/15/2024	284,553
1,600,000	MARB BondCo PLC	6.88%		01/19/2025	1,487,816
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	402,500
225,000	MEG Energy Corporation	7.00%	^	03/31/2024	216,000
1,032,840	Mexico Generadora de Energia	5.50%		12/06/2032	991,526
1,400,000	Millicom International Cellular S.A.	6.00%		03/15/2025	1,388,478
200,000	Millicom International Cellular S.A.	6.63%	^	10/15/2026	202,770
600,000	Millicom International Cellular S.A.	5.13%		01/15/2028	537,000
2,400,000	Minerva Luxembourg S.A.	6.50%		09/20/2026	2,244,024
1,000,000	Minerva Luxembourg S.A.	5.88%		01/19/2028	875,010
770,000	New Red Finance, Inc.	5.00%	^	10/15/2025	710,325
700,000	Nexa Resources S.A.	5.38%		05/04/2027	679,875
200,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	†Ω¥	01/30/2019	3,000
800,000	ONGC Videsh Ltd.	2.88%		01/27/2022	772,676
3,000,000	ONGC Videsh Ltd.	3.75%		07/27/2026	2,795,513
200,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	177,250
3,350,000	Pampa Energia S.A.	7.50%		01/24/2027	2,823,045
1,793,742	Panama Metro Line SP	0.00%		12/05/2022	1,632,323
1,798,013	Panama Metro Line SP	0.00%	^	12/05/2022	1,636,210
3,300,000	Petrobras Global Finance B.V.	5.75%		02/01/2029	3,060,750
500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	494,317
2,000,000	Petronas Capital Ltd.	3.50%		03/18/2025	1,970,366
400,000	Raizen Fuels Finance S.A.	5.30%		01/20/2027	389,800
3,300,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,419,693
900,000	SACI Falabella	3.75%		04/30/2023	875,322
2,300,000	Sinopec Group Overseas Development Ltd.	2.75%		09/29/2026	2,093,458
150,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	139,125
275,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	268,125
1,300,000	SUAM Finance B.V.	4.88%		04/17/2024	1,291,875
575,000	Superior Plus LP	7.00%	^	07/15/2026	557,750
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	986,346
485,000	Telesat LLC	8.88%	^	11/15/2024	505,612
1,000,000	Temasek Financial Ltd.	2.38%		01/23/2023	969,289
545,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	521,838
400,000	Transelec S.A.	4.63%		07/26/2023	403,352
1,400,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,354,500
2,600,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	2,158,000
200,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	171,502
500,000	Union Bank of the Philippines	3.37%		11/29/2022	477,003
3,041,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	2,806,864
3,000,000	UPL Corporation	3.25%		10/13/2021	2,906,904
700,000	Vedanta Resources PLC	7.13%		05/31/2023	631,225
2,000,000	Vedanta Resources PLC	6.13%		08/09/2024	1,667,974
500,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	513,125
453,000	VTR Finance B.V.	6.88%	^	01/15/2024	454,699
1,622,000	VTR Finance B.V.	6.88%		01/15/2024	1,628,083
2,900,000	YPF S.A.	8.50%		07/28/2025	2,613,625
1,000,000	YPF S.A.	6.95%		07/21/2027	818,750

Total Foreign Corporate Bonds (Cost $173,756,284)					167,069,911

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.2%
2,800,000	Argentine Republic Government International Bond	6.88%		01/26/2027	2,143,750
700,000	Argentine Republic Government International Bond	5.88%		01/11/2028	505,750
1,100,000	Argentine Republic Government International Bond	6.63%		07/06/2028	814,825
2,500,000	Chile Government International Bond	3.13%		03/27/2025	2,434,150
1,500,000	Chile Government International Bond	3.13%		01/21/2026	1,451,227
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	829,000
2,000,000	Indonesia Government International Bond	4.88%		05/05/2021	2,046,722
1,200,000	Israel Government International Bond	2.88%		03/16/2026	1,157,640
3,000,000	Malaysia Sovereign Sukuk BHD	3.04%		04/22/2025	2,933,430
800,000	Mexico Government International Bond	4.15%		03/28/2027	774,728
700,000	Mexico Government International Bond	3.75%		01/11/2028	656,432
1,900,000	Panama Government International Bond	4.00%		09/22/2024	1,920,919
1,700,000	Perusahaan Penerbit	4.15%	^	03/29/2027	1,637,100
1,000,000	Perusahaan Penerbit	4.15%		03/29/2027	963,000
3,000,000	Philippine Government International Bond	4.20%		01/21/2024	3,089,418
3,350,000	Provincia de Buenos Aires	7.88%		06/15/2027	2,428,784

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $28,191,593)					25,786,875

Non-Agency Commercial Mortgage Backed Obligations - 11.3%
916,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	849,401
916,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^¥	05/15/2035	829,361
159,000	Americold LLC, Series 2010-ARTA-C	6.81%	^	01/14/2029	168,666
2,326,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.69%	^	02/14/2035	2,283,202
1,524,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.09%	^	02/14/2035	1,527,831
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	1,504,591
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	1,890,572
11,922,632	BANK, Series 2017-BNK5-XA	1.11%	#I/O	06/15/2060	751,817
61,874,182	BANK, Series 2018-BNK11-XA	0.50%	#I/O	03/15/2061	2,298,700
1,259,000	Barclays Commercial Mortgage Securities LLC, Series 2014-BXO-E (1 Month LIBOR USD + 3.75%, 2.56% Floor)	6.21%	^	08/15/2027	1,257,925
11,263,288	Barclays Commercial Mortgage Securities LLC, Series 2017-C1-XA	1.51%	#I/O	02/15/2050	1,025,752
203,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%)	3.66%	^	08/15/2036	199,520
231,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%)	4.16%	^	08/15/2036	228,038
467,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%)	4.96%	^	08/15/2036	462,604
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%)	5.96%	^¥	08/15/2036	464,616
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.85%	^	07/15/2037	235,484
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2037	1,948,545
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%)	4.89%	^¥	03/15/2037	932,047
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^¥	06/05/2030	1,332,426
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.46%	#	01/12/2045	229,170
1,944,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	1,921,829
794,000	Bsprt Issuer Ltd., Series 2017-FL1-B (1 Month LIBOR USD + 2.40%)	4.86%	^	06/15/2027	791,031
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.78%	^	03/15/2037	478,160
1,914,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	4.41%	^	03/15/2037	1,870,055
474,210	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.51%	^	07/15/2034	470,112
734,579	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	07/15/2034	728,599
419,050	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%)	4.51%	^	07/15/2034	413,036
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%)	5.61%	^	07/15/2034	703,982
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	4.43%	^	05/15/2035	601,090
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.88%	^¥	05/15/2035	522,225
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	5.38%	^¥	05/15/2035	362,015
1,788,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	5.05%	^¥	04/15/2035	1,756,254
9,515,332	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.03%	#I/O	02/10/2050	604,154
4,545,969	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.73%	#I/O	05/10/2058	428,184
9,588,094	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.66%	#I/O	06/15/2050	923,416
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	1,340,736
563,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	07/15/2032	554,471
788,000	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	4.61%	^¥	07/15/2032	776,885
1,711,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.76%	^	02/15/2037	1,683,108
44,178,000	CGGS Commercial Mortgage Trust, Series 2018-WSS-XCP	1.00%	#^I/O¥	02/15/2037	275,176
501,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	6.20%	^¥	11/15/2036	501,728
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	4.93%	#^	05/10/2047	92,147
1,802,462	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.01%	#I/O	10/10/2047	86,579
178,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^¥	02/10/2048	160,754
2,539,607	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.00%	#I/O	07/10/2049	271,402
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	5.26%	^	12/15/2036	524,732
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	6.11%	^¥	12/15/2036	1,032,284
571,000	CLNS Trust, Series 2017-IKPR-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	4.45%	^	06/11/2032	568,701
571,000	CLNS Trust, Series 2017-IKPR-E (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.90%	^	06/11/2032	568,002
571,000	CLNS Trust, Series 2017-IKPR-F (1 Month LIBOR USD + 4.50%, 4.50% Floor)	6.90%	^¥	06/11/2032	569,083
210,540	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	211,679
440,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-C	4.44%	#^¥	10/15/2045	401,801
1,187,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.57%	#^Þ¥	10/15/2045	620,177
2,612,804	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.68%	#I/O	08/10/2046	71,408
2,000,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR11-D	5.17%	#^	08/10/2050	1,885,159
1,565,000	Commercial Mortgage Pass-Through Certificates, Series 2013-LC13-D	5.27%	#^	08/10/2046	1,499,463
1,228,405	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.08%	#I/O	05/10/2047	46,994
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	101,557
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.50%	#	11/10/2047	124,038
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	341,432
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.25%	#¥	05/10/2048	277,695
13,163,282	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.92%	#I/O	08/10/2048	591,672
8,084,165	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	1.13%	#I/O	10/10/2048	415,615
2,406,948	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.13%	#I/O	02/10/2048	107,610
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2015-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	4.63%	^	09/15/2033	2,214,524
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.30%	#	07/10/2048	810,110
12,986,719	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.78%	#I/O	07/10/2048	440,893
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2048	406,095
3,549,310	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.04%	#I/O	02/10/2049	194,931
261,601	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	264,581
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	59,991
2,656,591	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.92%	#I/O	04/15/2050	106,636
45,844,732	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.62%	#I/O	08/15/2051	2,118,288
1,229,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.76%	^	07/15/2032	1,220,397
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%)	4.91%	^	06/15/2033	1,862,306
1,749,542	DBGS Mortgage Trust, Series 2018-BIOD-C (1 Month LIBOR USD + 0.95%, 0.95% Floor)	3.41%	^	05/15/2035	1,712,057
316,195	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	7.40%	^¥	07/25/2023	329,451
66,015	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	62,285
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	405,573
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	555,577
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	100,315
424,000	Great Wolf Trust, Series 2017-WOLF-D (1 Month LIBOR USD + 2.10%, 1.00% Floor)	4.71%	^	09/15/2034	417,090
657,000	Great Wolf Trust, Series 2017-WOLF-E (1 Month LIBOR USD + 3.10%, 1.00% Floor)	5.71%	^¥	09/15/2034	647,400
350,000	Great Wolf Trust, Series 2017-WOLF-F (1 Month LIBOR USD + 4.07%, 1.00% Floor)	6.68%	^¥	09/15/2034	345,413
2,780,590	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.52%	#I/O	02/10/2046	142,658
2,846,323	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.06%	#I/O	04/10/2047	114,978
8,912,231	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.80%	#I/O	09/10/2047	286,250
2,128,000	GS Mortgage Securities Corporation, Series 2018-FBLU-F (1 Month LIBOR USD + 3.25%, 3.25% Floor)	5.71%	^	11/15/2035	2,118,962
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	4.56%	^	07/15/2031	836,353
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.26%	^	07/15/2031	835,623
850,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	6.38%	^¥	07/15/2031	838,518
190,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^¥	11/10/2047	164,420
7,322,570	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.81%	#I/O	11/10/2048	326,401
7,359,142	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.66%	#I/O	05/10/2049	623,074
169,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^¥	03/10/2033	176,717
336,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^¥	03/10/2033	349,870
457,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^¥	03/10/2033	459,976
442,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^¥	03/10/2033	429,715
553,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^¥	03/10/2033	519,681
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	4.86%	^	08/15/2034	1,248,564
556,000	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%)	4.61%	^	06/15/2034	555,613
556,000	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%)	5.31%	^¥	06/15/2034	556,155
100,901	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	100,809
2,078	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	2,078
322,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	3.46%	^	06/15/2032	320,573
243,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.71%	^	06/15/2032	242,713
786,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^¥	06/15/2032	775,880
340,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.64%	^	07/15/2034	335,982
320,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-D (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.34%	^	07/15/2034	314,940
283,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-E (1 Month LIBOR USD + 2.95%, 2.95% Floor)	5.34%	^	07/15/2034	277,763
398,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-MAUI-F (1 Month LIBOR USD + 3.75%, 3.75% Floor)	6.14%	^¥	07/15/2034	390,160
630,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	4.06%	^	06/15/2032	621,054
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	4.56%	^	06/15/2032	246,020
80,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	5.46%	^¥	06/15/2035	78,313
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	415,148
1,266,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	1,257,485
81,151	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	80,684
662,313	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-FL7-C (1 Month LIBOR USD + 2.85%, 2.85% Floor)	5.31%	^	05/15/2028	661,965
655,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.74%	#^Þ¥	01/15/2049	522,539
883,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-MAR7-D	5.23%	^	06/05/2032	875,640
6,231,578	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.80%	#I/O	12/15/2049	236,912
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	1,377,970
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	1,991,757
1,826,769	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.90%	#I/O	02/15/2047	66,258
1,162,346	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.02%	#I/O	08/15/2047	51,849
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48%	#	09/15/2047	98,838
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44%	#	11/15/2047	149,940
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.42%	#	01/15/2048	417,306
2,230,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.17%	#	05/15/2048	2,144,721
6,286,622	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.80%	#I/O	05/15/2048	187,614
5,549,802	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.95%	#I/O	08/15/2048	250,788
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	465,278
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,473,279
4,185,816	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.89%	#^I/O	03/10/2049	279,080
16,745,894	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.11%	#^I/O	03/10/2050	788,509
2,957,000	Madison Avenue Trust, Series 2013-650M	4.03%	#^¥	10/12/2032	2,907,854
1,162	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.79%	#	06/12/2050	1,160
2,176,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	2,151,163
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	99,196
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	480,378
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	502,459
1,664,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	1,390,376
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.16%	#	03/15/2048	172,763
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	347,949
312,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	266,474
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	268,988
2,000,000	Morgan Stanley Capital Trust, Series 2007-IQ15-B	6.12%	#^	06/11/2049	2,002,052
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	393,044
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	584,884
447,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	439,278
679,000	Morgan Stanley Capital Trust, Series 2017-CLS-E (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.41%	^	11/15/2034	669,110
755,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.06%	^¥	11/15/2034	743,901
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.11%	^	07/15/2035	553,048
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	826,417
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	07/15/2035	553,923
1,115,743	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	4.61%	^	08/15/2034	1,101,759
550,800	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	545,521
2,267,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	10/15/2037	2,246,732
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.51%	^	06/15/2035	1,884,730
113,493,028	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.95%	#^I/O	06/15/2021	1,216,725
907,578	PFP Ltd., Series 2017-4-C (1 Month LIBOR USD + 2.25%, 2.25% Floor)	4.71%	^	07/14/2035	912,080
931,249	Resource Capital Ltd., Series 2017-CRE5-B (1 Month LIBOR USD + 2.00%)	4.46%	^	07/15/2034	928,410
2,968,000	STWD Mortgage Trust, Series 2018-URB-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	05/15/2035	2,930,803
1,371,082	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.56%	^	11/11/2034	1,351,246
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	1,085,907
15,971,469	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.89%	#I/O	02/15/2051	992,322
931,000	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1-D	6.05%	#^	01/10/2045	980,390
522,309	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	5.19%	#	05/15/2043	520,607
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^¥	08/15/2050	413,541
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	189,611
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.13%	#	05/15/2048	383,754
10,564,377	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.93%	#I/O	09/15/2058	498,721
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	537,951
5,816,193	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.07%	#I/O	11/15/2048	328,355
2,653,390	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.15%	#I/O	05/15/2048	125,635
8,731,742	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.75%	#I/O	07/15/2058	281,134
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	416,631
2,705,290	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.77%	#I/O	03/15/2059	235,523
15,585,670	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.08%	#I/O	07/15/2050	1,043,828
3,109,162	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.55%	#I/O	01/15/2060	272,236
1,052,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%)	4.61%	^	12/15/2036	1,041,144
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	2,301,453
3,941,064	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.07%	#I/O	08/15/2047	167,809
4,969,393	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.64%	#I/O	11/15/2049	415,117

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $136,993,030)					132,757,876

Non-Agency Residential Collateralized Mortgage Obligations - 23.5%
4,700,325	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%, 0.09% Floor)	2.60%		01/25/2037	3,375,083
2,717,698	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	^§	10/25/2057	2,721,282
5,895,167	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	5,845,415
8,000,723	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	2.91%	^Þr	10/27/2046	6,930,198
750,000	Banc of America Funding Corporation, Series 2005-B-3M1 (1 Month LIBOR USD + 0.68%, 0.45% Floor, 11.00% Cap)	3.15%		04/20/2035	732,289
11,494,059	Bayview Opportunity Master Fund Trust, Series 2018-SBR4 A1	4.38%	^§	06/28/2033	11,512,569
1,379,101	Bear Stearns Alt-A Trust, Series 2006-4-22A1	4.07%	#	08/25/2036	1,247,485
2,749,301	Bear Stearns ARM Trust, Series 2006-2-2A1	4.03%	#	07/25/2036	2,494,762
2,974,299	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	3.11%		06/25/2037	1,557,224
8,002,225	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	6,388,391
7,474,742	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	6,256,434
6,667,412	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	5,637,247
4,800,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	5.26%	^	05/25/2023	4,808,290
13,420,000	CIM Trust, Series 2017-3RR-B2	11.04%	#^Þ	01/27/2057	15,002,677
3,440,028	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.65%	^	09/25/2036	3,316,446
5,911,062	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6-2A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.76%		09/25/2036	5,666,127
10,004,960	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A1	6.00%		05/25/2037	9,617,537
1,461,970	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,385,748
3,808,386	Civic Mortgage LLC, Series 2018-2-A2	5.32%	^§	11/25/2022	3,806,152
6,858,000	COLT Mortgage Loan Trust, Series 2017-2-M1	3.51%	#^	10/25/2047	6,789,898
523,410	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	483,980
704,042	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	440,333
501,594	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	431,326
724,909	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	590,300
496,343	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	4.59%		02/20/2036	432,730
408,633	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	336,687
969,115	Countrywide Home Loans, Series 2007-HY1-1A1	3.78%	#	04/25/2037	948,059
397,000	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	ß	09/25/2036	233,618
702,270	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	563,113
366,661	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	316,284
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	4.07%	#^	07/27/2036	1,498,285
301,084	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	4.00%	#^	11/27/2037	303,847
3,084,811	CSMC Trust, Series 2017-1A-A	4.50%	^	03/25/2021	3,096,166
217,496	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.52%	#^Þ	07/27/2037	198,455
415,186	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	385,298
11,121,871	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	11,063,320
1,113,349	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	2.78%		02/25/2037	920,034
2,413,730	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	4.30%	#	08/25/2034	2,372,136
2,437,737	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.85%	#	08/25/2036	2,191,764
13,848,809	IndyMac Mortgage Loan Trust, Series 2007-FLX6-1A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.76%		09/25/2037	13,448,726
613,285	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	472,616
871,002	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.73%	#	04/25/2037	808,508
186,725	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	155,240
9,782,978	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	2.71%		06/25/2046	9,564,040
3,000,000	LOANDEPOT GMSR Master Trust Seres, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	5.26%	^	10/16/2023	3,007,224
174,893	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	4.52%	#	04/25/2036	157,471
392,418	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	293,488
839,727	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	606,029
11,737,826	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	11,777,472
164,701	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	150,810
128,610	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	127,182
490,322	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.59%	#	02/25/2036	430,965
657,422	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	446,528
10,596,325	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	3.01%	^Þ	12/26/2046	9,414,613
4,603,836	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	2.69%		05/25/2036	4,316,974
7,914,449	New Residential Mortgage Loan Trust, Series 2018-FNT2	4.09%	^	07/25/2054	7,974,853
12,937,817	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	2.67%		10/25/2036	7,535,107
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	4.86%	^	04/25/2023	17,624,235
1,345,368	PRPM LLC, Series 2017-1A-A1	4.25%	^§	01/25/2022	1,346,119
7,314,003	PRPM LLC, Series 2018-1A-A1	3.75%	#^	04/25/2023	7,288,574
284,792	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	265,747
611,636	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	574,160
2,137,930	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,510,190
441,003	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	315,023
7,082,725	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	6,557,727
6,989,180	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	2.66%		06/25/2037	4,920,137
2,585,646	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.56%	#	12/25/2035	2,459,667
8,474,723	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	2.70%	^	03/25/2037	7,537,010
13,609,259	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.91%		07/25/2036	1,905,766
13,609,347	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	4.59%	I/FI/O	07/25/2036	2,742,497
1,707,316	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	1,677,655
2,792,528	Velocity Commercial Capital Loan Trust, Series 2018-2-M1	4.26%	#^	10/26/2048	2,808,165
1,261,851	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51%	#^	10/26/2048	1,270,505
817,703	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72%	#^	10/26/2048	824,095
2,094,003	Verus Securitization, Series 2017-1A-A3	3.72%	#^	01/25/2047	2,096,840
3,362,122	VOLT LLC, Series 2017-NPL7-A1	3.25%	^§	06/25/2047	3,354,219
5,000,000	VOLT LLC, Series 2018-NPL6-A1B	4.56%	^§	09/25/2048	5,044,427
1,041,260	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	989,612
711,101	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	694,245
142,328	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	136,913
79,419	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	78,019

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $281,997,275)					276,606,382

US Corporate Bonds - 5.1%
170,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	144,500
215,000	AK Steel Corporation	6.38%		10/15/2025	166,625
710,000	Albertson’s Holdings LLC	5.75%		03/15/2025	624,800
705,000	Alliant Holdings Intermediate LLC	8.25%	^	08/01/2023	702,793
545,000	AMC Merger, Inc.	8.00%	^	05/15/2025	291,575
410,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	370,025
530,000	Aramark Services, Inc.	5.00%	^	04/01/2025	519,400
445,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	261,437
580,000	Ascend Learning LLC	6.88%	^	08/01/2025	558,250
360,000	Ashland, Inc.	4.75%		08/15/2022	355,950
610,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	552,831
530,000	Avantor, Inc.	9.00%	^	10/01/2025	531,325
565,000	B&G Foods, Inc.	5.25%		04/01/2025	527,569
195,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	178,912
210,000	Bausch Health Companies, Inc.	7.00%	^	03/15/2024	212,625
655,000	Beacon Escrow Corporation	4.88%	^	11/01/2025	578,037
770,000	Boyne USA, Inc.	7.25%	^	05/01/2025	798,875
610,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	568,062
215,000	Calfrac Holdings LP	8.50%	^	06/15/2026	153,725
205,000	Calpine Corporation	5.75%		01/15/2025	188,087
370,000	CCO Holdings LLC	5.75%	^	02/15/2026	363,525
395,000	CCO Holdings LLC	5.00%	^	02/01/2028	364,387
385,000	CDK Global, Inc.	5.88%		06/15/2026	387,040
480,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	328,800
735,000	Centene Corporation	4.75%		01/15/2025	703,762
75,000	Centene Corporation	5.38%	^	06/01/2026	73,125
660,000	Cheniere Energy Partners LP	5.25%		10/01/2025	617,925
410,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	340,300
667,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	636,985
200,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	180,500
425,000	CRC Issuer LLC	5.25%	^	10/15/2025	366,562
410,000	Crown Americas LLC	4.50%		01/15/2023	401,287
374,000	Crown Americas LLC	4.75%	^	02/01/2026	355,767
750,000	CSC Holdings LLC	5.38%	^	07/15/2023	733,815
390,000	CSC Holdings LLC	5.25%		06/01/2024	358,312
370,000	CSI Compressco LP	7.50%	^	04/01/2025	345,950
380,000	Dana Financing Ltd.	5.75%	^	04/15/2025	356,250
230,000	DISH DBS Corporation	5.88%		11/15/2024	186,012
365,000	DJO Finance LLC	8.13%	^	06/15/2021	376,862
235,000	EES Finance Corporation	8.13%		05/01/2025	226,187
445,000	Eldorado Resorts, Inc.	6.00%		04/01/2025	431,490
150,000	Eldorado Resorts, Inc.	6.00%	^	09/15/2026	142,125
390,000	Embarq Corporation	8.00%		06/01/2036	354,900
696,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	699,480
45,000	Enterprise Merger Sub, Inc.	8.75%	^	10/15/2026	39,037
435,000	EP Energy LLC	7.75%	^	05/15/2026	386,606
671,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	625,707
155,000	Extraction Oil & Gas, Inc.	5.63%	^	02/01/2026	113,925
320,000	Financial & Risk US Holdings, Inc.	6.25%	^	05/15/2026	309,200
75,000	Financial & Risk US Holdings, Inc.	8.25%	^	11/15/2026	68,719
415,000	First Data Corporation	5.75%	^	01/15/2024	406,841
400,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	358,000
125,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	112,812
430,000	Foresight Energy LLC	11.50%	^	04/01/2023	367,650
390,000	Frontdoor, Inc.	6.75%	^	08/15/2026	371,475
160,000	Frontier Communications Corporation	8.50%		04/15/2020	142,400
200,000	Frontier Communications Corporation	8.50%	^	04/01/2026	175,500
417,000	FTS International, Inc.	6.25%		05/01/2022	373,215
600,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	630,000
540,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	510,300
205,000	Gray Escrow, Inc.	7.00%	^	05/15/2027	200,371
200,000	Gray Television, Inc.	5.13%	^	10/15/2024	184,900
615,000	GTT Communications, Inc.	7.88%	^	12/31/2024	535,050
405,000	Gulfport Energy Corporation	6.38%		05/15/2025	359,944
185,000	HCA Healthcare, Inc.	6.25%		02/15/2021	189,625
195,000	HCA, Inc.	5.25%		04/15/2025	194,513
840,000	HCA, Inc.	5.38%		09/01/2026	819,000
745,000	Hess Infrastructure Partners LP	5.63%	^	02/15/2026	724,513
185,000	Hexion Finance Corporation	6.63%		04/15/2020	148,000
440,000	Hexion, Inc.	10.38%	^	02/01/2022	353,100
385,000	Hilcorp Energy LP	6.25%	^	11/01/2028	340,244
715,000	Hilton Domestic Operating Company, Inc.	4.25%		09/01/2024	677,463
325,000	Icahn Enterprises Finance Corporation	6.25%		02/01/2022	321,750
365,000	Icahn Enterprises Finance Corporation	6.38%		12/15/2025	352,225
425,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	367,625
720,000	Informatica LLC	7.13%	^	07/15/2023	704,801
390,000	IRB Holding Corporation	6.75%	^	02/15/2026	342,225
465,000	Iridium Communications, Inc.	10.25%	^	04/15/2023	492,900
620,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	606,825
400,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	351,000
395,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	358,463
200,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	203,750
300,000	Level 3 Communications, Inc.	5.75%		12/01/2022	295,377
545,000	Level 3 Financing, Inc.	5.38%		01/15/2024	520,475
385,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	377,300
640,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	651,200
275,000	Marriott Ownership Resorts, Inc.	6.50%	^	09/15/2026	266,406
470,000	Masonite International Corporation	5.75%	^	09/15/2026	444,150
405,000	Match Group, Inc.	5.00%	^	12/15/2027	373,613
175,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	140,000
650,000	MGM Growth Properties LP	4.50%		01/15/2028	572,000
490,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	426,300
380,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	355,300
85,000	MPT Operating Partnership LP	5.25%		08/01/2026	80,538
695,000	MPT Operating Partnership LP	5.00%		10/15/2027	637,228
395,000	Nabors Industries, Inc.	5.75%		02/01/2025	300,142
710,000	Navient Corporation	6.50%		06/15/2022	662,458
200,000	Netflix, Inc.	5.88%		02/15/2025	202,250
400,000	NextEra Energy Operating Partners LP	4.50%	^	09/15/2027	357,500
725,000	NFP Corporation	6.88%	^	07/15/2025	652,500
340,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	304,300
715,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	696,231
95,000	PetSmart, Inc.	5.88%	^	06/01/2025	69,113
755,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	711,588
285,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	#^	12/01/2022	261,023
545,000	Post Holdings, Inc.	5.50%	^	03/01/2025	525,140
535,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	553,056
330,000	QEP Resources, Inc.	5.25%		05/01/2023	293,700
410,000	QEP Resources, Inc.	5.63%		03/01/2026	341,838
120,000	Radiate Finance, Inc.	6.88%	^	02/15/2023	109,500
290,000	Radiate Finance, Inc.	6.63%	^	02/15/2025	251,575
140,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	141,925
185,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	182,688
255,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	189,338
280,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	263,900
300,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	268,500
1,030,000	Select Medical Corporation	6.38%		06/01/2021	1,031,288
609,000	Sirius XM Radio, Inc.	5.38%	^	07/15/2026	571,699
400,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	378,000
195,000	Solera Finance, Inc.	10.50%	^	03/01/2024	208,650
360,000	Springleaf Finance Corporation	6.88%		03/15/2025	323,100
45,000	Springleaf Finance Corporation	7.13%		03/15/2026	40,247
560,000	Sprint Capital Corporation	6.88%		11/15/2028	530,600
465,000	Sprint Corporation	7.13%		06/15/2024	462,005
400,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	396,000
560,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	532,000
400,000	Sunoco LP	5.50%		02/15/2026	380,000
220,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	174,900
395,000	Targa Resources Partners Finance Corporation	5.88%	^	04/15/2026	386,113
795,000	Tempo Acquisition Finance Corporation	6.75%	^	06/01/2025	739,350
571,000	Tempur Sealy International, Inc.	5.50%		06/15/2026	523,893
560,000	Tenet Healthcare Corporation	7.00%		08/01/2025	520,100
390,000	TerraForm Power Operating LLC	4.25%	^	01/31/2023	365,625
405,000	T-Mobile USA, Inc.	4.50%		02/01/2026	373,106
605,000	TransDigm, Inc.	6.38%		06/15/2026	564,919
195,000	Transocean Guardian Ltd.	5.88%	^	01/15/2024	187,688
448,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	431,200
260,000	Transocean, Inc.	7.25%	^	11/01/2025	228,150
285,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	255,075
585,000	Triumph Group, Inc.	7.75%		08/15/2025	517,725
350,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	338,625
300,000	United Rentals North America, Inc.	6.50%		12/15/2026	296,250
110,000	Univision Communications, Inc.	5.13%	^	05/15/2023	99,000
590,000	USA Compression Partners LP	6.88%	^	04/01/2026	569,350
345,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	345,863
125,000	Valeant Pharmaceuticals International, Inc.	8.50%	^	01/31/2027	121,563
358,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	337,863
765,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	715,275
250,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	198,750
360,000	Vistra Operations Company LLC	5.50%	^	09/01/2026	347,850
630,000	Vizient, Inc.	10.38%	^	03/01/2024	669,375
340,000	Wand Merger Corporation	8.13%	^	07/15/2023	332,350
410,000	Waste Pro, Inc.	5.50%	^	02/15/2026	379,250
210,000	Weatherford International Ltd.	9.88%		02/15/2024	130,200
475,000	WellCare Health Plans, Inc.	5.25%		04/01/2025	458,969
190,000	WellCare Health Plans, Inc.	5.38%	^	08/15/2026	183,825
575,000	Whiting Petroleum Corporation	6.63%		01/15/2026	495,938

Total US Corporate Bonds (Cost $64,578,370)					60,056,306

US Government and Agency Mortgage Backed Obligations - 1.2%
2,826,153	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	3.99%	I/FI/O	09/15/2041	418,060
518,617	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	518,758
653,552	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	647,197
6,287,956	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	277,111
1,054,616	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,047,476
9,314,013	Federal National Mortgage Association, Series 2018-55-FA (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap)	2.81%		08/25/2048	9,306,328
116,362,442	Government National Mortgage Association, Series 2013-155	0.15%	#I/O	09/16/2053	2,065,759

Total US Government and Agency Mortgage Backed Obligations (Cost $15,313,536)					14,280,689

US Government and Agency Obligations - 2.1%
25,148,954	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	24,467,646

Total US Government and Agency Obligations (Cost $25,213,345)					24,467,646

Affiliated Mutual Funds - 5.4%
6,215,160	DoubleLine Global Bond Fund (Class I)				63,270,333

Total Affiliated Mutual Funds (Cost $63,418,043)					63,270,333

Exchange Traded Funds and Common Stocks - 0.0%
5,568	Frontera Energy Corporation *				54,246

Total Exchange Traded Funds and Common Stocks (Cost $473,923)					54,246

Short Term Investments - 2.0%
7,815,619	First American Government Obligations Fund - Class X	2.30%	◆		7,815,619
7,815,619	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		7,815,619
7,815,619	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		7,815,619

Total Short Term Investments (Cost $23,446,857)					23,446,857

Total Investments - 99.9% (Cost $1,213,917,357)					1,171,879,126
Other Assets in Excess of Liabilities - 0.1%					1,630,300

NET ASSETS - 100.0%					$1,173,509,426

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $586,203,387 or 50.0% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

Þ	Value determined using significant unobservable inputs.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

†	Perpetual Maturity

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

&	Unfunded or partially unfunded loan commitment. At December 31, 2018, the value of these securities amounted to $281,825 or 0.0% of net assets.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2018.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

¥	Illiquid security

r

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	23.5%
Collateralized Loan Obligations	18.1%
Foreign Corporate Bonds	14.3%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Bank Loans	9.8%
Affiliated Mutual Funds	5.4%
US Corporate Bonds	5.1%
Asset Backed Obligations	4.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.2%
US Government and Agency Obligations	2.1%
Short Term Investments	2.0%
US Government and Agency Mortgage Backed Obligations	1.2%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	0.1%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	23.5%
Collateralized Loan Obligations	18.1%
Non-Agency Commercial Mortgage Backed Obligations	11.3%
Affiliated Mutual Funds	5.4%
Asset Backed Obligations	4.9%
Energy	4.5%
Banking	3.9%
Telecommunications	2.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.2%
US Government and Agency Obligations	2.1%
Short Term Investments	2.0%
Healthcare	1.8%
Utilities	1.6%
Business Equipment and Services	1.5%
Electronics/Electric	1.3%
US Government and Agency Mortgage Backed Obligations	1.2%
Consumer Products	1.1%
Media	0.9%
Transportation	0.9%
Finance	0.8%
Leisure	0.7%
Chemicals/Plastics	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Insurance	0.5%
Mining	0.5%
Industrial Equipment	0.5%
Technology	0.5%
Containers and Glass Products	0.5%
Building and Development (including Steel/Metals)	0.4%
Food Products	0.4%
Aerospace & Defense	0.4%
Retailers (other than Food/Drug)	0.4%
Automotive	0.3%
Food Service	0.3%
Pharmaceuticals	0.3%
Pulp & Paper	0.2%
Construction	0.2%
Conglomerates	0.2%
Commercial Services	0.2%
Food/Drug Retailers	0.1%
Real Estate	0.1%
Environmental Control	0.1%
Cosmetics/Toiletries	0.1%
Financial Intermediaries	0.1%
Chemical Products	0.0%	~
Diversified Manufacturing	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	0.1%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at December 31, 2018	Value at December 31, 2018	Change in Unrealized for the Period Ended December 31, 2018	Dividend Income Earned in the Period Ended December 31, 2018	Net Realized Gain (Loss) in the Period Ended December 31, 2018
DoubleLine Global Bond Fund (Class I)	$44,125,249	$26,200,000	$(4,500,000)	6,215,160	$63,270,333	$(2,222,959)	$660,513	$(331,957)

	$44,125,249	$26,200,000	$(4,500,000)	6,215,160	$63,270,333	$(2,222,959)	$660,513	$(331,957)

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 81.6%
Argentina - 1.4%
1,050,000	Pampa Energia S.A.	7.38%		07/21/2023	948,360
200,000	Pan American Energy LLC	7.88%		05/07/2021	201,250
1,550,000	YPF S.A.	8.50%		03/23/2021	1,536,438

					2,686,048

Brazil - 7.3%
4,000,000	Braskem Netherlands Finance B.V.	3.50%		01/10/2023	3,807,040
2,600,000	ESAL GMBH	6.25%		02/05/2023	2,587,000
1,200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	1,192,812
200,000	Itau Unibanco Holding S.A.	6.20%		12/21/2021	208,500
3,000,000	Marfrig Holdings Europe B.V.	8.00%		06/08/2023	3,018,750
600,000	OAS Investments GMBH	8.25%	Ω¥	10/19/2019	9,000
3,000,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	2,867,610

					13,690,712

Chile - 11.3%
4,005,000	Banco del Estado de Chile	3.88%		02/08/2022	3,994,969
450,000	Banco Santander	3.88%		09/20/2022	449,548
500,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	507,380
1,500,000	Celulosa Arauco y Constitucion S.A.	4.50%		08/01/2024	1,486,875
1,875,000	ECL S.A.	5.63%		01/15/2021	1,924,191
2,000,000	Empresa Nacional de Telecomunicaciones S.A.	4.88%		10/30/2024	1,951,476
1,015,930	Guanay Finance Ltd.	6.00%		12/15/2020	1,027,360
2,185,000	Inversiones CMPC S.A.	4.50%		04/25/2022	2,195,729
300,000	Inversiones CMPC S.A.	4.38%		05/15/2023	297,910
3,000,000	SACI Falabella	3.75%		04/30/2023	2,917,739
1,770,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,745,832
2,532,000	VTR Finance B.V.	6.88%		01/15/2024	2,541,495

					21,040,504

China - 5.3%
2,920,000	CNOOC Finance Ltd.	2.63%		05/05/2020	2,893,989
880,000	CNOOC Finance Ltd.	3.88%		05/02/2022	887,585
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	999,511
1,835,000	CNPC General Capital Ltd.	3.95%		04/19/2022	1,859,981
820,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	817,742
400,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	395,131
700,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	672,991
200,000	Sinopec Group Overseas Development Ltd.	2.00%		09/29/2021	192,283
200,000	Sinopec Group Overseas Development Ltd.	3.00%	^	04/12/2022	195,923
1,000,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	999,299

					9,914,435

Colombia - 5.9%
3,000,000	Ecopetrol S.A.	5.88%		09/18/2023	3,135,000
2,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,040,000
2,500,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,340,625
3,600,000	Oleoducto Central S.A.	4.00%		05/07/2021	3,555,036

					11,070,661

Guatemala - 0.7%
1,250,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,253,425

					1,253,425

Hong Kong - 2.2%
2,170,000	CK Hutchison International Ltd.	2.88%	^	04/05/2022	2,131,396
1,920,000	CK Hutchison International Ltd.	2.88%		04/05/2022	1,885,844

					4,017,240

India - 11.9%
3,505,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	3,471,096
2,730,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	2,753,860
3,200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	3,151,546
200,000	Export-Import Bank of India	2.75%		04/01/2020	197,828
2,805,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	2,927,814
2,305,000	Oil India Ltd.	3.88%		04/17/2019	2,309,336
1,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	999,757
1,685,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,627,448
3,005,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,040,347
1,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,036,271
645,000	UPL Corporation	3.25%		10/13/2021	624,984

					22,140,287

Israel - 1.5%
2,481,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,473,502
300,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	327,527

					2,801,029

Jamaica - 0.2%
700,000	Digicel Ltd.	8.25%		¥09/30/2020	476,000

					476,000

Malaysia - 5.0%
3,585,000	Axiata SPV2 BHD	3.47%		11/19/2020	3,582,503
700,000	IOI Investment BHD	4.38%		06/27/2022	704,535
2,085,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,061,252
3,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,983,965

					9,332,255

Mexico - 11.0%
3,255,000	America Movil S.A.B. de C.V.	3.13%		07/16/2022	3,194,856
3,200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	3,108,032
1,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	957,500
400,000	Banco Santander	4.13%		11/09/2022	395,000
1,250,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	1,259,375
100,000	BBVA Bancomer S.A.	7.25%		04/22/2020	103,800
2,750,000	BBVA Bancomer S.A.	6.75%		09/30/2022	2,904,715
1,250,000	Comision Federal de Electricidad	4.88%		05/26/2021	1,262,512
1,627,000	Credito Real S.A.B. de C.V.	7.25%		07/20/2023	1,580,240
2,600,000	Fresnillo PLC	5.50%		11/13/2023	2,652,000
1,000,000	Grupo Bimbo S.A.B. de C.V.	4.88%		06/30/2020	1,020,277
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	354,375
1,750,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	1,618,278

					20,410,960

Panama - 6.8%
1,670,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	1,655,387
2,300,000	Banistmo S.A.	3.65%		09/19/2022	2,193,625
3,265,484	ENA Norte Trust	4.95%		04/25/2023	3,284,261
600,000	Global Bank Corporation	5.13%		10/30/2019	602,550
500,000	Global Bank Corporation	4.50%		10/20/2021	486,100
2,000,000	Multibank, Inc.	4.38%		11/09/2022	1,945,000
1,567,389	Panama Metro Line SP	0.00%	^	12/05/2022	1,426,340
1,140,308	Panama Metro Line SP	0.00%		12/05/2022	1,037,691

					12,630,954

Peru - 3.6%
500,000	Banco de Credito del Peru	5.38%		09/16/2020	517,250
300,000	Banco de Credito del Peru	4.25%		04/01/2023	298,500
1,000,000	Banco Internacional del Peru S.A.A.	3.38%		01/18/2023	956,510
3,005,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	3,098,155
1,735,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	1,765,380

					6,635,795

Philippines - 1.8%
1,565,000	BDO Unibank, Inc.	2.63%		10/24/2021	1,506,716
1,075,000	BDO Unibank, Inc.	2.95%		03/06/2023	1,018,784
800,000	Union Bank of the Philippines	3.37%		11/29/2022	763,204

					3,288,704

Singapore - 5.7%
3,600,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	3,451,500
2,200,000	Oversea-Chinese Banking Corporation (5 Year Swap Rate USD + 2.20%)	4.00%		10/15/2024	2,208,059
750,000	Temasek Financial Ltd.	2.38%		01/23/2023	726,967
2,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.00%)	3.75%		09/19/2024	1,999,780
2,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	1,982,880
200,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	192,750

					10,561,936

Total Foreign Corporate Bonds (Cost $155,294,039)					151,950,945

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 14.4%

Argentina - 0.7%
1,500,000	Argentine Republic Government International Bond	5.63%		01/26/2022	1,271,250

					1,271,250

Chile - 3.2%
5,675,000	Chile Government International Bond	2.25%		10/30/2022	5,469,565
500,000	Chile International Government Bond	3.25%		09/14/2021	500,765

					5,970,330

Costa Rica - 0.6%
1,150,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,191,688

					1,191,688

Dominican Republic - 1.8%
3,270,000	Dominican Republic International Bond	7.50%		05/06/2021	3,384,450

					3,384,450

Indonesia - 2.9%
2,505,000	Indonesia Government International Bond	4.88%		05/05/2021	2,563,519
2,805,000	Indonesia Government International Bond	3.70%		01/08/2022	2,779,912

					5,343,431

Israel - 1.1%
2,000,000	Israel Government International Bond	4.00%		06/30/2022	2,051,906

					2,051,906

Malaysia - 0.7%
1,250,000	Wakala Global Sukuk BHD	4.65%		07/06/2021	1,299,125

					1,299,125

Mexico - 0.9%
1,670,000	Mexico Government International Bond	3.63%		03/15/2022	1,653,868

					1,653,868

Philippines - 2.5%
4,500,000	Philippine Government International Bond	4.00%		01/15/2021	4,546,237

					4,546,237

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $27,422,949)					26,712,285

Exchange Traded Funds and Common Stocks - 0.1%
21,248	Frontera Energy Corporation *				206,997

Total Exchange Traded Funds and Common Stocks (Cost $1,923,481)					206,997

Short Term Investments - 2.5%
1,554,905	First American Government Obligations Fund - Class X	2.30%	◆		1,554,905
1,554,906	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		1,554,906
1,554,906	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		1,554,906

Total Short Term Investments (Cost $4,664,717)					4,664,717

Total Investments - 98.6% (Cost $189,305,186)					183,534,944
Other Assets in Excess of Liabilities - 1.4%					2,581,249

NET ASSETS - 100.0%					$186,116,193

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $9,158,826 or 4.9% of net assets.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

¥	Illiquid security

◆	Seven-day yield as of December 31, 2018

*	Non-income producing security

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	81.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	14.4%
Short Term Investments	2.5%
Exchange Traded Funds and Common Stocks	0.1%
Other Assets and Liabilities	1.4%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.4%
Energy	20.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	14.4%
Telecommunications	8.9%
Transportation	7.4%
Consumer Products	3.9%
Finance	3.4%
Utilities	3.0%
Short Term Investments	2.5%
Pulp & Paper	2.4%
Chemical Products	2.3%
Conglomerates	2.2%
Retailers (other than Food/Drug)	1.6%
Mining	1.4%
Media	0.6%
Chemicals/Plastics	0.3%
Construction	0.0%	~
Other Assets and Liabilities	1.4%

	100.0%

~	Represents less than 0.05% of net assets

COUNTRY BREAKDOWN as a % of Net Assets:

Chile	14.5%
India	11.9%
Mexico	11.9%
Brazil	7.4%
Panama	6.8%
Colombia	6.0%
Malaysia	5.7%
Singapore	5.7%
China	5.3%
Philippines	4.2%
Peru	3.6%
Indonesia	2.9%
Israel	2.6%
United States	2.5%
Hong Kong	2.2%
Argentina	2.1%
Dominican Republic	1.8%
Guatemala	0.7%
Costa Rica	0.6%
Jamaica	0.2%
Other Assets and Liabilities	1.4%

100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Mortgage Backed Obligations - 71.6%
1,757,059	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50	% >	06/15/2042	1,759,752
1,757,059	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50	% >	06/15/2042	1,755,198
1,185,053	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00	% >	04/15/2043	1,110,334
2,649,239	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00	% >	05/15/2043	2,399,577
1,823,208	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50	% >	05/15/2043	1,820,243
667,929	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00	% >	05/15/2043	625,937
352,863	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00	% >	07/15/2043	326,189
2,544,201	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00	% >	09/15/2044	2,360,615
2,254,656	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00	% >	12/15/2044	2,105,979
3,009,639	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00	% >	12/15/2044	2,791,556
2,200,932	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50	% >	02/15/2045	1,931,335
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,044,085
2,232,250	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00	% >	03/15/2045	2,083,442
1,000,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	945,916
983,205	Federal National Mortgage Association, Pool AN7375	3.06%		12/01/2032	942,338
1,231,364	Federal National Mortgage Association, Pool AN7884	3.31%		12/01/2032	1,209,394
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,813,443
1,757,059	Federal National Mortgage Association, Series 2012-68-ZA	3.50	% >	07/25/2042	1,761,999
2,502,784	Federal National Mortgage Association, Series 2012-92-AZ	3.50	% >	08/25/2042	2,481,286
3,248,858	Federal National Mortgage Association, Series 2013-127-MZ	3.00	% >	12/25/2043	3,052,777
547,858	Federal National Mortgage Association, Series 2013-66-ZK	3.00	% >	07/25/2043	482,224
155,091	Federal National Mortgage Association, Series 2013-72-ZL	3.50	% >	07/25/2043	146,305
1,817,905	Federal National Mortgage Association, Series 2013-74-ZH	3.50	% >	07/25/2043	1,799,302
1,322,708	Federal National Mortgage Association, Series 2014-42-BZ	3.00	% >	07/25/2044	1,216,794
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,420,853
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	864,559
2,635,751	Federal National Mortgage Association, Series 2014-80-DZ	3.00	% >	12/25/2044	2,439,171
858,158	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	656,179
3,294,534	Federal National Mortgage Association, Series 2015-16-ZY	2.50	% >	04/25/2045	2,831,812
2,924,859	Federal National Mortgage Association, Series 2015-52-GZ	3.00	% >	07/25/2045	2,663,026
1,422,189	Federal National Mortgage Association, Series 2018-21-PO	0.00	% P/O	04/25/2048	1,146,150
516,797	Government National Mortgage Association, Series 2013-180-LO	0.00	% P/O	11/16/2043	426,894
3,434,117	Government National Mortgage Association, Series 2015-53-EZ	2.00	% >	04/16/2045	2,566,718
3,055,889	Government National Mortgage Association, Series 2015-79-VZ	2.50	% >	05/20/2045	2,654,916
294,909	Government National Mortgage Association, Series 2016-12-MZ	3.00	% >	01/20/2046	262,047

Total US Government and Agency Mortgage Backed Obligations (Cost $56,863,133)					55,898,345

US Government and Agency Obligations - 21.5%
1,900,000	Tennessee Valley Authority	5.38%		04/01/2056	2,603,587
1,700,000	Tennessee Valley Authority	4.63%		09/15/2060	2,070,547
1,100,000	United States Treasury Bonds	2.75%		11/15/2047	1,043,081
5,500,000	United States Treasury Bonds	3.13%		05/15/2048	5,615,692
1,000,000	United States Treasury Strip Principal	0.00%		05/15/2040	533,193
10,900,000	United States Treasury Strip Principal	0.00%		11/15/2046	4,680,468
500,000	United States Treasury Strip Principal	0.00%		02/15/2048	206,281

Total US Government and Agency Obligations (Cost $16,693,084)					16,752,849

Short Term Investments - 8.2%
674,123	First American Government Obligations Fund - Class X	2.30	% ◆		674,123
643,279	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28	% ◆		643,279
643,279	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28	% ◆		643,279
4,500,000	United States Treasury Bills	0.00%		11/07/2019	4,398,947

Total Short Term Investments (Cost $6,361,262)					6,359,628

Total Investments - 101.3% (Cost $79,917,479)					79,010,822
Liabilities in Excess of Other Assets - (1.3)%					(991,358)

NET ASSETS - 100.0%					$78,019,464

P/O	Principal only security

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2018.

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	71.6%
US Government and Agency Obligations	21.5%
Short Term Investments	8.2%
Other Assets and Liabilities	(1.3)%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount •	Value/Unrealized Appreciation (Depreciation)
CME Ultra Long Term US Treasury Bond Future	Long	139	03/20/2019	22,331,219	$1,151,553
10-Year US Treasury Note Future	Short	(55)	03/20/2019	(6,710,859)	(89,346)
Ultra 10-Year US Treasury Note Future	Short	(112)	03/20/2019	(14,568,750)	(405,294)
CME Long Term US Treasury Bond Future	Short	(86)	03/20/2019	(12,556,000)	(577,498)

					$79,415

•	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 102.8%
10,187,576	First American Government Obligations Fund - Class X	2.30%	◆ᴥ		10,187,576
10,151,658	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆ᴥ		10,151,658
10,151,658	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆ᴥ		10,151,658
13,000,000	United States Treasury Bills	0.00%		03/28/2019	12,925,943
78,000,000	United States Treasury Bills	0.00%	‡ᴥ	04/25/2019	77,399,366
75,000,000	United States Treasury Bills	0.00%	ᴥ	06/20/2019	74,119,739
80,000,000	United States Treasury Bills	0.00%	ᴥ	07/18/2019	78,890,167
131,500,000	United States Treasury Bills	0.00%	ᴥ	08/15/2019	129,379,031
30,000,000	United States Treasury Bills	0.00%	ᴥ	09/12/2019	29,456,011
60,000,000	United States Treasury Bills	0.00%		10/10/2019	58,787,878

Total Short Term Investments (Cost $491,796,532)					491,449,027

Total Investments - 102.8% (Cost $491,796,532)					491,449,027
Liabilities in Excess of Other Assets - (2.8)%					(13,197,436)

NET ASSETS - 100.0%					$478,251,591

◆	Seven-day yield as of December 31, 2018

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

‡	All or a portion of this security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	102.8%
Other Assets and Liabilities	(2.8)%

100.0%

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Short Commodity Basket Swap yᴥ	Bank of America Merrill Lynch	Short	0.00%	Termination	01/02/2019	(64,200,000)	$3,608,505
Short Commodity Basket Swap yᴥ	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	01/02/2019	(33,000,000)	1,886,833
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	02/01/2019	4,400,000	19,986
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	02/04/2019	9,500,000	13,300
Long Commodity Basket Swap fᴥ	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	01/02/2019	33,000,000	(2,439,720)
Commodity Beta Basket Swap gᴥ	Bank of America Merrill Lynch	Long	0.23%	Termination	01/02/2019	57,100,000	(3,313,611)
Long Commodity Basket Swap fᴥ	Bank of America Merrill Lynch	Long	0.20%	Termination	01/02/2019	64,200,000	(4,683,607)
Commodity Beta Basket Swap gᴥ	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	01/02/2019	104,000,000	(6,528,603)
Commodity Beta Basket Swap gᴥ	Barclays Capital, Inc.	Long	0.20%	Termination	01/02/2019	130,700,000	(8,203,694)

							$(19,640,611)

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.

f	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	1.30	$24	20.7%
S&P GSCI 2 Month Forward Copper Index ER	SG2MICP	0.07	24	20.5%
S&P GSCI 2 Month Forward Aluminum Index ER	SG2MIAP	0.51	24	20.1%
S&P GSCI 2 Month Forward Gas Oil Index ER	SG2MGOP	0.36	23	19.5%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.08	23	19.2%

			$118	100.0%

g

Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2018, all constituents and their weightings were as follows:

Index	Ticker	Contract Value d	Value of Index	Weightings
Soybean Future	S 1	0.31	$78	20.3%
Electrolytic Copper Future	LP1	0.18	77	20.1%
Nickel Future	LN1	0.21	46	11.9%
Brent Crude Future	CO1	0.10	41	10.5%
Crude Oil Future	CL1	0.10	38	9.9%
Live Cattle Future	LC1	0.12	23	5.9%
Low Sulphur Gas Oil Future	QS1	0.11	20	5.1%
Sugar No. 11 Future	SB1	0.16	18	4.8%
Cotton No. 2 Future	CT1	0.34	18	4.6%
Gasoline RBOB Future	XB1	0.07	16	4.0%
NY Harbor ULSD Heating Oil Future	HO1	0.09	11	2.9%

			$386	100.0%

y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2018, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value d	Value of Index	Weightings
S&P GSCI 2 Month Forward Corn Index ER	SG2MCNP	0.70	$17	20.9%
S&P GSCI 2 Month Forward Soybeans Index ER	SG2MSOP	0.07	16	20.7%
S&P GSCI 2 Month Forward Coffee Index ER	SG2MKCP	1.64	16	20.0%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	0.41	15	19.3%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	15	19.1%

			$79	100.0%

d

Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.

DoubleLine Global Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 73.3%
Australia - 3.8%
19,550,000	AUD	Australia Government Bond	1.75%		11/21/2020	13,732,644
6,410,000	AUD	Australia Government Bond	5.50%		04/21/2023	5,181,375
18,500,000	AUD	Australia Government Bond	3.25%		04/21/2025	13,896,468

						32,810,487

Belgium - 4.2%
10,190,000	EUR	Kingdom of Belgium Government Bond	0.80%	^	06/22/2025	12,065,586
19,880,000	EUR	Kingdom of Belgium Government Bond	1.00%	^	06/22/2026	23,659,817

						35,725,403

Canada - 1.5%
14,000,000	CAD	Canadian Government Bond	1.50%		06/01/2023	10,091,752
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,421,623

						12,513,375

Czech Republic - 4.4%
473,000,000	CZK	Czech Republic Government Bond	0.45%		10/25/2023	19,832,991
200,000,000	CZK	Czech Republic Government Bond	5.70%		05/25/2024	10,838,310
147,200,000	CZK	Czech Republic Government Bond	2.40%		09/17/2025	6,755,685

						37,426,986

France - 4.2%
19,890,000	EUR	French Republic Government Bond	0.25%		11/25/2026	22,471,878
4,945,000	EUR	French Republic Government Bond	1.00%		05/25/2027	5,891,122
6,840,000	EUR	French Republic Government Bond	0.75%		05/25/2028	7,909,350

						36,272,350

Germany - 2.2%
6,500,000	EUR	Bundesrepublik Deutschland	0.50%		02/15/2026	7,743,593
4,950,000	EUR	Bundesrepublik Deutschland	0.00%		08/15/2026	5,672,069
4,350,000	EUR	Bundesrepublik Deutschland	0.25%		02/15/2027	5,063,467

						18,479,129

Hungary - 2.1%
3,100,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	11,542,057
1,824,500,000	HUF	Hungary Government Bond	1.75%		10/26/2022	6,520,909

						18,062,966

Ireland - 5.1%
10,725,000	EUR	Ireland Government Bond	5.40%		03/13/2025	16,062,764
16,600,000	EUR	Ireland Government Bond	1.00%		05/15/2026	19,595,946
6,650,000	EUR	Ireland Government Bond	0.90%		05/15/2028	7,624,014

						43,282,724

Israel - 1.4%
25,130,000	ILS	Israel Government Bond	4.25%		03/31/2023	7,736,185
16,645,000	ILS	Israel Government Bond	1.75%		08/31/2025	4,444,365

						12,180,550

Japan - 20.4%
1,210,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	11,428,348
1,287,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	12,172,463
332,000,000	JPY	Japan Government Ten Year Bond	0.30%		12/20/2025	3,120,249
1,650,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2026	15,309,119
1,305,000,000	JPY	Japan Government Ten Year Bond	0.10%		12/20/2027	12,077,867
2,445,000,000	JPY	Japan Government Ten Year Bond	0.10%		03/20/2028	22,595,900
1,385,000,000	JPY	Japan Government Twenty Year Bond	2.20%		09/20/2027	15,143,349
1,495,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	16,284,718
910,000,000	JPY	Japan Government Twenty Year Bond	1.90%		12/20/2028	9,860,562
1,305,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	14,057,221
1,300,000,000	JPY	Japan Government Twenty Year Bond	1.30%		06/20/2035	13,648,796
1,240,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	12,842,194
1,740,000,000	JPY	Japan Government Twenty Year Bond	0.50%		03/20/2038	15,926,735

						174,467,521

Mexico - 4.7%
839,100,000	MXN	Mexican Bonos	6.50%		06/09/2022	40,114,375

						40,114,375

New Zealand - 3.9%
24,240,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	18,697,228
20,650,000	NZD	New Zealand Government Bond	2.75%		04/15/2025	14,441,264

						33,138,492

Peru - 1.0%
25,430,000	PEN	Peruvian Government International Bond	6.95%	^	08/12/2031	8,216,008

						8,216,008

Poland - 3.6%
81,100,000	PLN	Republic of Poland Government Bond	1.50%		04/25/2020	21,768,914
15,450,000	PLN	Republic of Poland Government Bond	2.50%		01/25/2023	4,207,275
15,800,000	PLN	Republic of Poland Government Bond	3.25%		07/25/2025	4,419,744

						30,395,933

Portugal - 3.6%
14,200,000	EUR	Portugal Obrigacoes do Tesouro OT	2.20%	^	10/17/2022	17,544,050
10,320,000	EUR	Portugal Obrigacoes do Tesouro OT	2.88%	^	10/15/2025	13,171,382

						30,715,432

South Africa - 2.6%
59,525,000	ZAR	Republic of South Africa Government Bond	7.75%		02/28/2023	4,088,737
294,300,000	ZAR	Republic of South Africa Government Bond	8.00%		01/31/2030	18,520,578

						22,609,315

Spain - 4.6%
7,550,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	10,220,609
4,875,000	EUR	Spain Government Bond	0.40%		04/30/2022	5,663,236
7,820,000	EUR	Spain Government Bond	0.35%		07/30/2023	8,969,109
10,900,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	13,993,323
350,000	EUR	Spain Government Bond	1.60%	^	04/30/2025	422,569

						39,268,846

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $620,574,367)						625,679,892

US Government and Agency Obligations - 22.3%

United States - 22.3%
10,500,000	USD	United States Treasury Notes	1.38%		04/30/2020	10,339,244
8,100,000	USD	United States Treasury Notes	1.63%		06/30/2020	7,991,614
7,000,000	USD	United States Treasury Notes	1.38%		08/31/2020	6,868,744
7,000,000	USD	United States Treasury Notes	2.00%		12/31/2021	6,905,678
10,000,000	USD	United States Treasury Notes	1.50%		01/31/2022	9,716,483
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,327,921
12,500,000	USD	United States Treasury Notes	1.88%		08/31/2022	12,235,530
12,300,000	USD	United States Treasury Notes	2.00%		11/30/2022	12,079,400
7,500,000	USD	United States Treasury Notes	2.25%		01/31/2024	7,404,064
10,100,000	USD	United States Treasury Notes	2.50%		05/15/2024	10,084,300
12,300,000	USD	United States Treasury Notes	2.00%		06/30/2024	11,964,036
12,700,000	USD	United States Treasury Notes	2.38%		08/15/2024	12,587,802
13,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	12,581,463
10,000,000	USD	United States Treasury Notes	2.00%		08/15/2025	9,646,887
13,500,000	USD	United States Treasury Notes	1.63%		02/15/2026	12,647,798
13,500,000	USD	United States Treasury Notes	2.00%		11/15/2026	12,900,167
12,000,000	USD	United States Treasury Notes	2.25%		08/15/2027	11,625,395
9,100,000	USD	United States Treasury Notes	2.88%		05/15/2043	8,903,538
5,800,000	USD	United States Treasury Notes	3.75%		11/15/2043	6,563,678

Total US Government and Agency Obligations (Cost $193,313,481)						190,373,742

Short Term Investments - 2.7%
7,767,048		First American Government Obligations Fund - Class X	2.30%	◆		7,767,048
7,767,047		JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		7,767,047
7,767,048		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		7,767,048

Total Short Term Investments (Cost $23,301,143)						23,301,143

Total Investments - 98.3% (Cost $837,188,991)						839,354,777
Other Assets in Excess of Liabilities - 1.7%						14,830,611

NET ASSETS - 100.0%						$854,185,388

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $99,293,344 or 11.6% of net assets.

◆	Seven-day yield as of December 31, 2018

AUD	Australian Dollar

EUR	Euro

CAD	Canadian Dollar

CZK	Czech Republic Koruna

HUF	Hungarian Forint

ILS	Israeli Shekel

JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

ZAR	South African Rand

USD	US Dollar

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73.3%
US Government and Agency Obligations	22.3%
Short Term Investments	2.7%
Other Assets and Liabilities	1.7%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	25.0%
Japan	20.4%
Ireland	5.1%
Mexico	4.7%
Spain	4.6%
Czech Republic	4.4%
France	4.2%
Belgium	4.2%
New Zealand	3.9%
Australia	3.8%
Portugal	3.6%
Poland	3.6%
South Africa	2.6%
Germany	2.2%
Hungary	2.1%
Canada	1.5%
Israel	1.4%
Peru	1.0%
Other Assets and Liabilities	1.7%

100.0%

DoubleLine Infrastructure Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 47.3%
1,821,178	AASET Ltd., Series 2018-1A-A	3.84%	^	01/16/2038	1,830,401
5,721,354	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	^§	12/16/2041	5,795,875
1,649,000	CAL Funding Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	1,641,573
4,583,333	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	4,609,099
1,240,822	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^§	12/15/2040	1,224,464
7,418,668	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	7,249,278
6,617,098	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	6,573,809
182,047	CLI Funding LLC, Series 2013-1A-NOTE	2.83%	^	03/18/2028	179,029
1,564,150	CLI Funding LLC, Series 2013-2A-NOTE	3.22%	^	06/18/2028	1,550,322
728,706	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	717,966
3,811,561	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	3,787,724
4,096,476	CLI Funding LLC, Series 2017-1A-A	3.62%	^	05/18/2042	4,081,195
3,723,264	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	3,770,562
1,861,056	ECAF Ltd., Series 2015-1A-A1	3.47%	^	06/15/2040	1,833,855
10,179,025	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	10,285,721
4,668,500	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	4,772,686
2,383,333	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	2,350,124
3,051,292	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	3,015,644
16,101,906	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	16,015,310
16,230,320	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	16,543,555
47,743	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	49,326
1,425,699	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	1,437,257
3,251,780	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	3,399,324
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,236,289
9,140,419	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45%	^	06/20/2042	9,213,615
4,378,796	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	4,437,072
2,900,966	NP SPE LLC, Series 2017-1A-A1	3.37%	^	10/21/2047	2,867,380
191,644	NP SPE LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	194,397
2,500,000	SBA Tower Trust, Series 2016-1	2.88%	^	07/09/2021	2,456,851
8,050,000	SBA Tower Trust, Series 2017-1	3.17%	^	04/11/2022	7,950,514
203,334	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	204,671
5,533,336	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	5,554,363
1,916,667	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	1,902,257
3,000,000	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	3,064,332
172,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	171,454
569,367	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/22/2039	566,605
852,499	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/22/2039	848,892
18,479,879	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	18,883,071
5,953,500	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	5,944,560
7,496,007	Thunderbolt Aircraft Lease Ltd., Series 2017-A-A	4.21%	^§	05/17/2032	7,658,903
1,964,286	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15%	^§	09/15/2038	1,983,699
2,946,429	Thunderbolt Aircraft Lease Ltd., Series 2018-A-B	5.07%	^§	09/15/2038	2,971,237
4,054,038	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,318,727
2,778,041	Trip Rail Master Funding LLC, Series 2017-1A-A1	2.71%	^	08/15/2047	2,758,290
4,264,541	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	4,210,025
1,757,852	Triton Container Finance LLC, Series 2017-2A-A	3.62%	^	08/20/2042	1,727,308
9,250,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	9,301,217
4,587,459	USQ Rail LLC, Series 2018-1-A1	3.78%	^	04/25/2048	4,650,002
11,652,083	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	11,681,992
6,000,000	VB-S1 Issuer LLC, Series 2018-1A-C	3.41%	^	02/15/2048	5,927,845
4,992,934	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,133,648
5,416,084	Wildcat LLC, Series 2017-1A-A	4.12%	¥Þ±	06/30/2027	5,402,002
9,750,000	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	9,705,238

Total Asset Backed Obligations (Cost $245,118,724)					246,640,555

Foreign Corporate Bonds - 20.7%
3,650,000	Adani Ports & Special Economic Zone Ltd.	4.00%	^	07/30/2027	3,267,655
10,500,000	APT Pipelines Ltd.	4.25%	^	07/15/2027	10,240,574
10,322,578	Celeo Redes Operacion Chile S.A.	5.20%	^	06/22/2047	9,756,695
2,520,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,527,360
2,000,000	Emirates Semb Corp Water & Power Company PJSC	4.45%	^	08/01/2035	1,877,190
7,507,000	Empresa de Transporte de Pasajeros Metro S.A.	5.00%	^	01/25/2047	7,375,628
9,955,510	Energia Eolica S.A.	6.00%	¥Þ	08/30/2034	9,980,399
3,039,021	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,046,619
5,262,827	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	5,275,984
3,250,594	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,840,207
7,476,374	Interoceanica Finance Ltd.	0.00%		11/30/2025	6,532,482
3,640,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	3,675,599
8,600,000	Korea Expressway Corporation (3 Month LIBOR USD + 0.70%)	3.17%	^	04/20/2020	8,620,332
6,500,000	Lima Metro Finance Ltd.	5.88%	^	07/05/2034	6,491,778
350,000	Lima Metro Finance Ltd.	5.88%		07/05/2034	349,557
3,300,000	Mexico City Airport Trust	4.25%	^	10/31/2026	2,957,625
4,142,691	Panama Metro Line SP	0.00%	^	12/05/2022	3,769,890
4,216,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	4,053,820
2,440,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	2,338,541
5,925,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	5,882,523
840,000	Transelec S.A.	4.63%	^	07/26/2023	847,039
500,000	Transelec S.A.	4.25%	^	01/14/2025	485,500
6,000,000	Transelec S.A.	3.88%	^	01/12/2029	5,467,500

Total Foreign Corporate Bonds (Cost $111,609,308)					107,660,497

US Corporate Bonds - 28.2%
6,383,000	Ameren Corporation	3.65%		02/15/2026	6,281,193
6,860,000	American Electric Power Company, Inc.	2.95%		12/15/2022	6,732,504
11,250,000	American Tower Corporation	4.40%		02/15/2026	11,263,579
700,000	American Tower Corporation	3.38%		10/15/2026	652,661
474,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	498,430
7,515,000	American Water Capital Corporation	3.40%		03/01/2025	7,434,021
2,500,000	Connecticut Light & Power Company	3.20%		03/15/2027	2,459,659
3,557,000	Crown Castle International Corporation	3.70%		06/15/2026	3,400,363
5,250,000	Crown Castle International Corporation	3.65%		09/01/2027	4,878,609
9,000,000	Digital Realty Trust	3.70%		08/15/2027	8,514,619
4,175,000	DTE Energy Company	2.85%		10/01/2026	3,834,327
5,000,000	DTE Energy Company	3.80%		03/15/2027	4,889,595
700,000	Duke Energy Corporation	3.15%		08/15/2027	656,117
8,655,000	Duquesne Light Holdings, Inc.	3.62%	^	08/01/2027	8,168,461
8,635,000	Eversource Energy	2.80%		05/01/2023	8,434,151
7,266,000	Exelon Corporation	3.40%		04/15/2026	6,922,401
10,000,000	ITC Holdings Corporation	3.25%		06/30/2026	9,428,986
6,873,000	Metropolitan Edison Company	4.00%	^	04/15/2025	6,937,624
6,000,000	MPLX LP	4.00%		03/15/2028	5,637,459
7,069,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	7,067,101
7,220,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	7,039,930
7,350,000	Sierra Pacific Power Company	2.60%		05/01/2026	6,857,734
6,000,000	Spectra Energy Partners LP	4.75%		03/15/2024	6,172,425
7,250,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	6,712,829
6,417,000	Xcel Energy, Inc.	3.30%		06/01/2025	6,282,472

Total US Corporate Bonds (Cost $152,911,448)					147,157,250

Short Term Investments - 3.5%
6,099,524	First American Government Obligations Fund - Class X	2.30%	◆		6,099,524
6,099,524	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		6,099,524
6,099,524	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		6,099,524

Total Short Term Investments (Cost $18,298,572)					18,298,572

Total Investments - 99.7% (Cost $527,938,052)					519,756,874
Other Assets in Excess of Liabilities - 0.3%					1,437,852

NET ASSETS - 100.0%					$521,194,726

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $306,644,223 or 58.8% of net assets.

¥	Illiquid security

Þ	Value determined using significant unobservable inputs.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2018.

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	47.3%
US Corporate Bonds	28.2%
Foreign Corporate Bonds	20.7%
Short Term Investments	3.5%
Other Assets and Liabilities	0.3%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	47.3%
Utilities	25.3%
Transportation	10.9%
Energy	7.2%
Telecommunications	3.9%
Short Term Investments	3.5%
Real Estate	1.6%
Other Assets and Liabilities	0.3%

100.0%

DoubleLine Ultra Short Bond Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 17.0%
2,000,000	ABN AMRO Bank N.V. (3 Month LIBOR USD + 0.57%)	3.26%	^	08/27/2021	1,989,340
4,000,000	Australia and New Zealand Banking Group Ltd. (3 Month LIBOR USD + 0.46%)	3.10%	^	05/17/2021	3,990,653
3,000,000	Canadian Imperial Bank of Commerce (3 Month LIBOR USD + 0.41%)	3.20%		09/20/2019	3,005,141
500,000	Canadian Imperial Bank of Commerce (3 Month LIBOR USD + 0.31%)	2.72%		10/05/2020	497,348
2,000,000	Diageo Capital PLC (3 Month LIBOR USD + 0.24%)	2.88%		05/18/2020	1,992,262
3,000,000	HSBC Holdings PLC (3 Month LIBOR USD + 0.60%)	3.24%		05/18/2021	2,956,487
2,000,000	HSBC Holdings PLC (3 Month LIBOR USD + 0.65%)	3.43%		09/11/2021	1,974,314
3,500,000	Lloyds Bank Group PLC (3 Month LIBOR USD + 0.49%)	3.08%		05/07/2021	3,465,885
1,500,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 0.65%)	3.16%		07/26/2021	1,494,938
1,700,000	Mitsubishi UFJ Financial Group, Inc. (3 Month LIBOR USD + 1.06%)	3.84%		09/13/2021	1,703,587
3,000,000	Mizuho Financial Group, Inc. (3 Month LIBOR USD + 0.94%)	3.65%		02/28/2022	2,999,882
2,000,000	National Australia Bank Ltd. (3 Month LIBOR USD + 0.71%)	3.45%	^	11/04/2021	1,997,196
2,000,000	Santander UK PLC (3 Month LIBOR USD + 0.62%)	3.36%		06/01/2021	1,978,606
3,000,000	Santander UK PLC (3 Month LIBOR USD + 0.66%)	3.28%		11/15/2021	2,973,373
250,000	Sumitomo Mitsui Banking Corporation (3 Month LIBOR USD + 0.54%)	2.96%		01/11/2019	250,004
500,000	Sumitomo Mitsui Financial Group, Inc. (3 Month LIBOR USD + 1.68%)	4.45%		03/09/2021	509,785
3,000,000	UBS AG (3 Month LIBOR USD + 0.58%)	3.35%	^	06/08/2020	2,999,601
1,355,000	UBS AG (3 Month LIBOR USD + 0.48%)	3.22%	^	12/01/2020	1,348,962
250,000	Westpac Banking Corporation (3 Month LIBOR USD + 0.56%)	3.20%		08/19/2019	250,269
2,000,000	Westpac Banking Corporation (3 Month LIBOR USD + 1.00%)	3.62%		05/13/2021	2,014,537

Total Foreign Corporate Bonds (Cost $40,660,765)					40,392,170

US Corporate Bonds - 29.9%
1,000,000	Allstate Corporation (3 Month LIBOR USD + 0.43%)	3.23%		03/29/2021	989,475
1,600,000	Altria Group, Inc.	9.25%		08/06/2019	1,653,909
2,700,000	American Express Company (3 Month LIBOR USD + 0.53%)	3.17%		05/17/2021	2,688,762
3,000,000	American Express Company (3 Month LIBOR USD + 0.60%)	3.19%		11/05/2021	2,989,398
2,000,000	American Honda Finance Corporation (3 Month LIBOR USD + 0.29%)	3.06%		12/10/2021	1,977,864
2,500,000	Bank of America (3 Month LIBOR USD + 0.25%)	2.96%		08/28/2020	2,491,593
1,950,000	BB&T Corporation (3 Month LIBOR USD + 0.57%)	3.36%		06/15/2020	1,952,723
475,000	BMW Capital LLC (3 Month LIBOR USD + 0.41%)	3.20%	^	09/13/2019	474,849
1,095,000	Boeing Company	6.00%		03/15/2019	1,100,331
1,400,000	Citibank N.A. (3 Month LIBOR USD + 0.50%)	3.28%		06/12/2020	1,396,462
1,600,000	Citibank N.A. (3 Month LIBOR USD + 0.35%)	2.97%		02/12/2021	1,583,516
2,000,000	Citibank N.A. (3 Month LIBOR USD + 0.57%)	3.05%		07/23/2021	1,982,435
5,000,000	Comcast Corporation (3 Month LIBOR USD + 0.44%)	3.24%		10/01/2021	4,954,503
5,000,000	Daimler Finance North America LLC (3 Month LIBOR USD + 0.67%)	3.25%	^	11/05/2021	4,970,050
2,000,000	Fifth Third Bank (3 Month LIBOR USD + 0.44%)	2.95%		07/26/2021	1,988,082
4,000,000	Jackson National Life Global Funding (3 Month LIBOR USD + 0.48%)	3.25%	^	06/11/2021	3,976,375
1,500,000	JP Morgan Chase & Company (3 Month LIBOR USD + 0.63%)	3.14%		01/28/2019	1,500,253
2,000,000	JP Morgan Chase & Company (3 Month LIBOR USD + 0.68%)	3.42%		06/01/2021	1,988,526
3,000,000	Metropolitan Life Global Funding (3 Month LIBOR USD + 0.23%)	2.64%	^	01/08/2021	2,964,454
1,000,000	Morgan Stanley (3 Month LIBOR USD + 0.98%)	3.77%		06/16/2020	1,004,231
4,000,000	Morgan Stanley (3 Month LIBOR USD + 0.55%)	3.17%		02/10/2021	3,956,505
2,150,000	MUFG Union Bank NA	2.25%		05/06/2019	2,143,240
500,000	New York Life Global Funding (3 Month LIBOR USD + 0.32%)	2.91%	^	08/06/2021	499,490
250,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 1.01%)	3.78%	^	03/08/2019	250,299
1,800,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 0.58%)	3.02%	^	01/13/2020	1,796,549
3,000,000	Nissan Motor Acceptance Corporation (3 Month LIBOR USD + 0.52%)	3.31%	^	03/15/2021	2,954,988
4,000,000	PNC Bank N.A. (3 Month LIBOR USD + 0.25%)	2.72%		01/22/2021	3,952,789
250,000	Toyota Motor Credit Corporation (3 Month LIBOR USD + 0.26%)	2.71%		04/17/2020	249,202
5,500,000	Volkswagen Group of America Finance LLC (3 Month LIBOR USD + 0.94%)	3.56%	^	11/12/2021	5,448,388
5,000,000	Wells Fargo & Company (3 Month LIBOR USD + 0.50%)	2.98%		07/23/2021	4,973,309

Total US Corporate Bonds (Cost $71,405,343)					70,852,550

Short Term Investments - 52.9%

Commercial Paper - 51.2%
2,500,000	American Honda Finance Corporation	0.00%		01/23/2019	2,495,854
1,000,000	American Honda Finance Corporation	0.00%		02/22/2019	996,155
1,000,000	Apple, Inc.	0.00%	^	01/07/2019	999,517
2,000,000	Apple, Inc.	0.00%	^	01/22/2019	1,996,947
2,500,000	Arkansas Electric Cooperative Corporation	0.00%	^	01/14/2019	2,497,630
3,000,000	BASF SE	0.00%	^	01/07/2019	2,998,626
1,000,000	BNP Paribas S.A.	0.00%		02/20/2019	996,362
1,000,000	Boeing Company	0.00%	^	02/20/2019	996,417
1,000,000	Canadian National Railway Company	0.00%	^	01/10/2019	999,331
2,500,000	Canadian National Railway Company	0.00%	^	01/14/2019	2,497,630
2,000,000	Canadian National Railway Company	0.00%	^	02/14/2019	1,993,512
3,000,000	Coca Cola Company	0.00%	^	03/13/2019	2,984,442
1,000,000	Coca Cola Company	0.00%	^	03/19/2019	994,351
1,500,000	Coca Cola Company	0.00%	^	03/20/2019	1,491,412
3,000,000	Colgate-Palmolive	0.00%	^	01/11/2019	2,997,841
2,000,000	Commonwealth Bank of Australia	0.00%	^	02/19/2019	1,992,728
1,000,000	Credit Agricole CIB	0.00%		05/06/2019	990,092
2,000,000	Credit Suisse First Boston LLC	0.00%		08/16/2019	1,962,747
4,000,000	Emerson Electric Company	0.00%	^	01/16/2019	3,995,694
1,000,000	Emerson Electric Company	0.00%	^	01/24/2019	998,350
1,500,000	Exxon Mobil Corporation	0.00%		01/11/2019	1,498,892
2,500,000	General Dynamics Corporation	0.00%	^	01/08/2019	2,498,671
3,500,000	Groupe BPCE	0.00%	^	02/06/2019	3,491,007
1,600,000	Groupe BPCE	0.00%	^	04/15/2019	1,587,050
3,500,000	Henkel Corporation	0.00%	^	01/02/2019	3,499,544
2,000,000	Henkel Corporation	0.00%	^	01/03/2019	1,999,608
2,000,000	IBM Corporation	0.00%	^	01/22/2019	1,996,991
2,000,000	John Deere Corporation	0.00%	^	01/18/2019	1,997,565
2,000,000	John Deere Corporation	0.00%	^	01/22/2019	1,996,991
1,000,000	JP Morgan Securities, Inc.	0.00%		04/01/2019	992,783
1,000,000	Koch Industries, Inc.	0.00%		01/22/2019	998,506
1,000,000	Koch Industries, Inc.	0.00%		01/29/2019	997,981
3,500,000	Komatsu Finance America, Inc.	0.00%	^	01/22/2019	3,494,693
3,000,000	Macquarie Bank Ltd.	0.00%	^	02/19/2019	2,988,729
2,500,000	MetLife	0.00%	^	02/04/2019	2,493,819
2,500,000	MidAmerican Energy Company	0.00%		01/02/2019	2,499,674
1,500,000	Nestle Capital Corporation	0.00%	^	01/07/2019	1,499,322
2,500,000	Nestle Capital Corporation	0.00%		02/25/2019	2,490,142
2,500,000	Novartis Finance Corporation	0.00%	^	01/10/2019	2,498,363
2,000,000	Novartis Finance Corporation	0.00%	^	01/25/2019	1,996,581
3,500,000	PACCAR Financial Corporation	0.00%		01/04/2019	3,499,081
2,000,000	PACCAR Financial Corporation	0.00%		01/29/2019	1,995,911
1,500,000	Pfizer, Inc.	0.00%	^	02/13/2019	1,495,281
2,000,000	Pfizer, Inc.	0.00%	^	02/28/2019	1,991,530
1,000,000	Proctor and Gamble Company	0.00%	^	02/27/2019	995,917
5,500,000	Province of British Columbia	0.00%		01/14/2019	5,494,892
1,000,000	Siemens Capital Company LLC	0.00%	^	02/19/2019	996,503
1,500,000	Siemens Capital Company LLC	0.00%	^	03/01/2019	1,493,638
500,000	Southern California Gas Company	0.00%	^	01/03/2019	499,903
1,500,000	Southern California Gas Company	0.00%	^	01/08/2019	1,499,213
1,000,000	Sumitomo Mitsui Banking Corporation	0.00%	^	03/05/2019	995,360
2,000,000	Toronto–Dominion Bank	0.00%	^	03/22/2019	1,987,580
5,000,000	Total Capital Canada Ltd.	0.00%	^	01/04/2019	4,998,646
2,000,000	Toyota Motor Credit Corporation	0.00%		01/22/2019	1,997,058
2,000,000	Toyota Motor Credit Corporation	0.00%		02/22/2019	1,992,506
3,000,000	Unilever Capital Corporation	0.00%	^	02/05/2019	2,992,443
4,000,000	Walmart, Inc.	0.00%	^	01/28/2019	3,992,042
1,000,000	Walt Disney Company	0.00%	^	01/24/2019	998,350

					121,308,404

US Treasury Bills - 1.5%
1,500,000	United States Treasury Bills	0.00%		02/21/2019	1,495,003
2,000,000	United States Treasury Bills	0.00%		04/25/2019	1,984,599

					3,479,602

Money Market Funds - 0.2%
161,565	First American Government Obligations Fund - Class X	2.30%	◆		161,565
161,565	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		161,565
161,565	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		161,565

					484,695

Total Short Term Investments (Cost $125,285,289)					125,272,701

Total Investments - 99.8% (Cost $237,351,397)					236,517,421
Other Assets in Excess of Liabilities - 0.2%					366,704

NET ASSETS - 100.0%					$236,884,125

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $125,070,962 or 52.8% of net assets.

◆	Seven-day yield as of December 31, 2018

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Commercial Paper	51.2%
US Corporate Bonds	29.9%
Foreign Corporate Bonds	17.0%
US Treasury Bills	1.5%
Money Market Funds	0.2%
Other Assets and Liabilities	0.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	39.2%
Automotive	13.1%
Insurance	5.7%
Consumer Products	5.3%
Food Products	4.8%
Diversified Manufacturing	4.6%
Energy	4.4%
Pharmaceuticals	3.4%
Media	2.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.3%
Transportation	2.3%
Technology	2.1%
Beverage and Tobacco	2.0%
Aerospace & Defense	1.9%
Construction	1.7%
Retailers (other than Food/Drug)	1.7%
US Treasury Bills	1.5%
Utilities	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.2%

100.0%

DoubleLine Shiller Enhanced International CAPE ®

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 9.6%
17,014	Arcadia Receivables Credit Trust, Series 2017-1-A	3.25%	^	06/15/2023	17,031
38,980	DRB Prime Student Loan Trust, Series 2015-B-A3	2.54%	^	04/27/2026	38,822
259,625	Global SC Finance SRL, Series 2014-1A-A1	3.19%	^	07/17/2029	256,592
500,000	Kabbage Asset Securitization LLC, Series 2017-1-A	4.57%	^	03/15/2022	503,518
500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68%	^	02/18/2042	501,448
250,000	SBA Tower Trust	3.17%	^	04/11/2022	246,910
97,022	SoFi Consumer Loan Program Trust, Series 2017-2-A	3.28%	^	02/25/2026	96,805
455,327	SoFi Consumer Loan Program Trust, Series 2017-3-A	2.77%	^	05/25/2026	451,430
264,589	SoFi Consumer Loan Program Trust, Series 2017-5-A1	2.14%	^	09/25/2026	263,295
213,468	SoFi Consumer Loan Program Trust, Series 2018-1-A1	2.55%	^	02/25/2027	212,272
237,095	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	235,104
1,000,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	983,307
250,292	TAL Advantage LLC, Series 2017-1A-A	4.50%	^	04/20/2042	255,753
500,000	Westlake Automobile Receivables Trust, Series 2017-1A-C	2.70%	^	10/17/2022	497,553
1,500,000	Westlake Automobile Receivables Trust, Series 2017-2A-C	2.59%	^	12/15/2022	1,488,555

Total Asset Backed Obligations (Cost $6,078,821)					6,048,395

Collateralized Loan Obligations - 16.8%
461,090	AIMCO, Series 2014-AA-AR (3 Month LIBOR USD + 1.10%)	3.57%	^	07/20/2026	460,577
500,000	Anchorage Capital Ltd., Series 2015-6A-AR (3 Month LIBOR USD + 1.27%)	3.71%	^	07/15/2030	497,434
250,000	Benefit Street Partners Ltd., Series 2013-IIIA-A1R (3 Month LIBOR USD + 1.25%)	3.72%	^	07/20/2029	249,415
2,000,000	Cathedral Lake Ltd., Series 2016-4A-A (3 Month LIBOR USD + 1.65%)	4.12%	^	10/20/2028	2,004,616
500,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.76%	^	07/13/2029	499,050
500,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.81%	^	07/20/2030	498,691
500,000	Gilbert Park Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.19%)	3.63%	^	10/15/2030	495,397
500,000	Highbridge Loan Management, Series 2014-3A-CR (3 Month LIBOR USD + 3.60%)	6.04%	^	07/18/2029	485,931
500,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.76%	^	07/15/2029	498,855
1,000,000	Milos Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.25%)	3.72%	^	10/20/2030	993,586
673,279	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	3.18%	^	10/15/2025	670,143
500,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.91%	^	05/21/2029	499,793
1,000,000	TCI-Cent Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.71%	^	12/21/2029	1,001,040
260,982	Venture Ltd., Series 2006-7A-A2 (3 Month LIBOR USD + 0.24%)	2.71%	^	01/20/2022	261,138
500,000	Venture Ltd., Series 2017-29A-A (3 Month LIBOR USD + 1.28%)	3.90%	^	09/07/2030	497,948
1,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.58%	^	01/15/2031	991,056

Total Collateralized Loan Obligations (Cost $10,687,004)					10,604,670

Foreign Corporate Bonds - 9.1%
200,000	Agromercantil Senior Trust	6.25%		04/10/2019	200,548
165,000	AstraZeneca PLC	2.38%		11/16/2020	162,139
150,000	Banco del Estado de Chile	3.88%		02/08/2022	149,624
200,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	194,252
200,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	201,500
200,000	Banistmo S.A.	3.65%	^	09/19/2022	190,750
100,000	BBVA Banco Continental S.A.	5.00%		08/26/2022	101,751
150,000	BBVA Bancomer S.A.	6.75%		09/30/2022	158,439
200,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	201,748
200,000	Bharti Airtel Ltd.	5.13%		03/11/2023	196,972
200,000	CNOOC Finance Ltd.	3.00%		05/09/2023	193,310
200,000	CNPC General Capital Ltd.	3.95%		04/19/2022	202,723
200,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	191,750
166,437	ENA Norte Trust	4.95%		04/25/2023	167,393
200,000	Fresnillo PLC	5.50%		11/13/2023	204,000
200,000	Globo Comunicacao e Participacoes S.A.	4.88%		04/11/2022	198,802
200,000	Indian Oil Corporation Ltd.	5.63%		08/02/2021	208,757
200,000	Israel Electric Corporation Ltd.	6.88%		06/21/2023	218,352
200,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	197,722
200,000	Marfrig Holdings Europe B.V.	8.00%		06/08/2023	201,250
200,000	Multibank, Inc.	4.38%		11/09/2022	194,500
200,000	Oleoducto Central S.A.	4.00%		05/07/2021	197,502
200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	193,169
100,000	Pampa Energia S.A.	7.38%		07/21/2023	90,320
170,833	Panama Metro Line SP	0.00%		12/05/2022	155,459
100,000	Petrobras Global Finance B.V.	4.38%		05/20/2023	95,587
110,000	Royal Bank of Canada	3.20%		04/30/2021	110,021
200,000	Sinopec Group Overseas Development Ltd.	3.75%	^	09/12/2023	199,860
165,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	159,848
105,000	Toronto-Dominion Bank	3.25%		06/11/2021	105,463
200,000	Unifin Financiera S.A.B. de C.V.	7.25%		09/27/2023	184,946
165,000	Westpac Banking Corporation	1.60%		08/19/2019	163,550
150,000	YPF S.A.	8.50%		03/23/2021	148,687

Total Foreign Corporate Bonds (Cost $5,866,195)					5,740,694

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.3%
200,000	Dominican Republic International Bond	7.50%		05/06/2021	207,000

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $212,084)					207,000

Non-Agency Commercial Mortgage Backed Obligations - 14.9%
207,000	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	3.69%	^	02/14/2035	203,191
136,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	4.09%	^	02/14/2035	136,342
251,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%)	5.51%	^	12/15/2036	246,509
115,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.86%	^	06/15/2035	114,550
177,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	4.56%	^	09/15/2035	173,319
9,474,783	BANK, Series 2018-BNK11-XA	0.50%	#I/O	03/15/2061	352,000
360,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	4.85%	^	07/15/2037	353,226
6,982,000	BB-UBS Trust, Series 2012-SHOW-XA	0.60%	#^I/O	11/05/2036	231,726
3,844,000	BB-UBS Trust, Series 2012-SHOW-XB	0.14%	#^I/O¥	11/05/2036	39,834
104,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	4.36%	^	07/15/2035	102,814
93,000	Bsprt Issuer Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.10%, 1.10% Floor)	3.56%	^	10/15/2034	91,982
93,000	Bsprt Issuer Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.86%	^	10/15/2034	91,660
321,000	BX Trust, Series 2017-FL1-C (1 Month LIBOR USD + 1.95%, 1.95% Floor)	4.41%	^	06/15/2035	321,839
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-D	4.35%	#^	10/15/2034	234,469
234,000	Caesars Palace Las Vegas Trust, Series 2017-VICI-E	4.35%	#^¥	10/15/2034	228,972
3,545,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O¥	02/15/2033	215,473
3,089,190	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.14%	#I/O	03/10/2047	152,831
122,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^¥	02/10/2048	110,180
284,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	224,443
268,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.90% Floor)	5.26%	^	12/15/2036	265,336
255,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.75% Floor)	6.11%	^¥	12/15/2036	253,108
178,000	Commercial Mortgage Pass-Through Certificates, Series 2015-HCLV-D (1 Month LIBOR USD + 2.18%, 2.25% Floor)	4.63%	^	09/15/2033	176,923
3,959,758	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.62%	#I/O	08/15/2051	182,963
360,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51%	#^¥	11/10/2047	311,533
6,166,975	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.59%	#I/O	11/10/2049	192,316
190,000	Hunt Ltd., Series 2018-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.81%	^	08/15/2028	188,869
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76%	#^¥	01/05/2031	288,613
104,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	105,847
300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	^	07/05/2033	293,992
252,000	Monarch Beach Resort Trust, Series 2018-MBR-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	5.01%	^	07/15/2035	249,124
2,509,386	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.44%	#I/O	05/15/2050	192,549
88,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	4.66%	^	11/15/2034	88,010
188,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	11/15/2034	186,370
142,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.81%	^	11/15/2034	139,547
15,277,000	Morgan Stanley Capital Trust, Series 2017-ASHF-XCP	1.49%	#^I/O¥	05/15/2019	83,367
240,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	5.06%	^¥	11/15/2034	236,472
172,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	5.51%	^¥	10/15/2037	170,462
8,665,450	SLIDE, Series 2018-FUN-XCP	0.98%	#^I/O¥	12/15/2020	156,833
239,000	STWD Mortgage Trust, Series 2018-URB-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	5.61%	^	05/15/2035	236,005
227,648	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	5.56%	^	11/11/2034	224,355
323,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-C	4.69%	#	10/15/2045	333,982
310,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-D	4.76%	#^¥	10/15/2045	306,489
8,082,683	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.75%	#I/O	07/15/2058	260,237
5,506,077	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.01%	#I/O	12/15/2048	264,927
264,000	Wells Fargo Commercial Mortgage Trust, Series 2018-BXI-E (1 Month LIBOR USD + 2.16%)	4.61%	^	12/15/2036	261,276
2,870,528	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-XA	0.95%	#I/O	08/15/2051	178,380

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $9,592,971)					9,453,245

Non-Agency Residential Collateralized Mortgage Obligations - 13.5%
689,284	Alternative Loan Trust, Series 2005-64CB-1A10	5.75%		12/25/2035	675,420
949,531	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	933,859
347,545	COLT Mortgage Loan Trust, Series 2017-1-A2	2.82%	#^	05/27/2047	344,722
347,545	COLT Mortgage Loan Trust, Series 2017-1-A3	3.07%	#^	05/27/2047	345,854
827,234	COLT Mortgage Loan Trust, Series 2018-1-A1	2.93%	#^	02/25/2048	819,927
730,881	CSMC Trust, Series 2018-RPL8-A1	4.07%	^	07/25/2058	731,597
219,605	Deephaven Residential Mortgage Trust, Series 2017-1A-A1	2.73%	#^	12/26/2046	217,981
219,605	Deephaven Residential Mortgage Trust, Series 2017-1A-A2	2.93%	#^	12/26/2046	218,316
268,309	GCAT LLC, Series 2017-2-A1	3.50%	^§	04/25/2047	266,800
370,729	GCAT LLC, Series 2018-1-A1	3.84%	^§	06/25/2048	368,777
1,304,906	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2-A1	3.00%	^§	07/25/2057	1,281,227
965,727	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	974,463
418,801	Verus Securitization Trust, Series 2017-1A-A2	3.16%	#^	01/25/2047	417,077
726,349	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	721,466
242,155	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	242,288

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $8,614,049)					8,559,774

US Corporate Bonds - 7.4%
175,000	Air Lease Corporation	2.50%		03/01/2021	170,684
105,000	American Express Company	3.70%		11/05/2021	106,008
110,000	Analog Devices, Inc.	2.95%		01/12/2021	109,085
85,000	Anthem, Inc.	2.50%		11/21/2020	83,854
160,000	AT&T, Inc.	2.80%		02/17/2021	158,003
110,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	3.54%		03/05/2024	106,951
165,000	BAT Capital Corporation	2.30%		08/14/2020	161,131
160,000	Capital One Financial Corporation	2.40%		10/30/2020	156,682
165,000	Cardinal Health, Inc.	1.95%		06/14/2019	164,169
165,000	Celgene Corporation	2.88%		08/15/2020	163,894
110,000	Cigna Corporation	3.40%	^	09/17/2021	109,815
175,000	Cintas Corporation	2.90%		04/01/2022	172,262
170,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	3.76%		06/01/2024	166,639
105,000	Comcast Corporation	3.45%		10/01/2021	106,101
170,000	Consolidated Edison, Inc.	2.00%		03/15/2020	167,769
110,000	CVS Health Corporation	2.80%		07/20/2020	109,030
185,000	Daimler Finance North America LLC	2.30%	^	02/12/2021	180,544
110,000	Delta Air Lines, Inc.	3.40%		04/19/2021	109,138
40,000	DowDuPont, Inc.	3.77%		11/15/2020	40,393
120,000	eBay, Inc.	2.75%		01/30/2023	115,470
175,000	General Motors Financial Company	3.20%		07/06/2021	171,036
115,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	113,858
100,000	Kroger Company	6.15%		01/15/2020	102,855
130,000	Microchip Technology, Inc.	3.92%	^	06/01/2021	129,027
115,000	Mondelez International, Inc.	3.00%		05/07/2020	114,595
170,000	Morgan Stanley (3 Month LIBOR USD + 0.93%)	3.40%		07/22/2022	167,697
112,000	Northrop Grumman Corporation	2.08%		10/15/2020	109,865
135,000	Omnicom Capital, Inc.	3.63%		05/01/2022	133,229
170,000	Packaging Corporation of America	2.45%		12/15/2020	166,960
155,000	PNC Funding Corporation	4.38%		08/11/2020	157,858
165,000	Prudential Financial, Inc.	7.38%		06/15/2019	168,012
110,000	PSEG Power LLC	3.85%		06/01/2023	110,194
70,000	Sherwin-Williams Company	2.25%		05/15/2020	68,941
65,000	Thermo Fisher Scientific, Inc.	3.60%		08/15/2021	65,225
110,000	Union Pacific Corporation	3.20%		06/08/2021	110,561
110,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	3.72%		05/15/2025	106,749

Total US Corporate Bonds (Cost $4,714,084)					4,654,284

US Government and Agency Mortgage Backed Obligations - 9.0%
1,810,573	Federal Home Loan Mortgage Corporation, Series 3312 (1 Month LIBOR USD + 0.22%, 0.22% Floor, 7.00% Cap)	2.68%		07/15/2036	1,788,311
2,341,969	Federal Home Loan Mortgage Corporation, Series 3747 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.96%		10/15/2040	2,348,488
1,587,683	Federal National Mortgage Association, Series 2013-74	3.00%		05/25/2042	1,570,479

Total US Government and Agency Mortgage Backed Obligations (Cost $5,698,221)					5,707,278

US Government and Agency Obligations - 6.2%
4,000,000	United States Treasury Notes	1.88%	‡	01/31/2022	3,929,561

Total US Government and Agency Obligations (Cost $3,903,118)					3,929,561

Affiliated Mutual Funds - 10.1%
674,474	DoubleLine Floating Rate Fund (Class I)				6,387,267

Total Affiliated Mutual Funds (Cost $6,678,365)					6,387,267

Short Term Investments - 11.8%
1,502,989	First American Government Obligations Fund - Class X	2.30%	◆		1,502,989
1,502,988	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		1,502,988
1,502,989	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		1,502,989
3,000,000	United States Treasury Bills	0.00%	‡	10/10/2019	2,939,393

Total Short Term Investments (Cost $7,449,012)					7,448,359

Total Investments - 108.7% (Cost $69,493,924)					68,740,527
Liabilities in Excess of Other Assets - (8.7)%					(5,513,047)

NET ASSETS - 100.0%					$63,227,480

^

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2018, the value of these securities amounted to $32,891,975 or 52.0% of net assets.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2018.

†	Perpetual Maturity

I/O	Interest only security

¥	Illiquid security

◆	Seven-day yield as of December 31, 2018

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2018.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.8%
Non-Agency Commercial Mortgage Backed Obligations	14.9%
Non-Agency Residential Collateralized Mortgage Obligations	13.5%
Short Term Investments	11.8%
Affiliated Mutual Funds	10.1%
Asset Backed Obligations	9.6%
Foreign Corporate Bonds	9.1%
US Government and Agency Mortgage Backed Obligations	9.0%
US Corporate Bonds	7.4%
US Government and Agency Obligations	6.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Other Assets and Liabilities	(8.7)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.8%
Non-Agency Commercial Mortgage Backed Obligations	15.0%
Non-Agency Residential Collateralized Mortgage Obligations	13.5%
Short Term Investments	11.8%
Affiliated Mutual Funds	10.1%
Asset Backed Obligations	9.6%
US Government and Agency Mortgage Backed Obligations	9.0%
US Government and Agency Obligations	6.2%
Banking	5.2%
Energy	2.4%
Transportation	1.0%
Healthcare	0.8%
Utilities	0.8%
Telecommunications	0.7%
Media	0.7%
Finance	0.6%
Automotive	0.6%
Pharmaceuticals	0.5%
Technology	0.4%
Aerospace & Defense	0.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.3%
Mining	0.3%
Consumer Products	0.3%
Industrial Equipment	0.3%
Insurance	0.3%
Pulp & Paper	0.3%
Beverage and Tobacco	0.2%
Commercial Services	0.2%
Food Products	0.2%
Chemicals/Plastics	0.2%
Food/Drug Retailers	0.1%
Other Assets and Liabilities	(8.7)%

100.0%

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation) / Value
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	02/28/2019	2,500,000	EUR	$62,084
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	04/30/2019	5,000,000	EUR	(142,776)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	01/31/2019	5,000,000	EUR	(395,560)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	12/20/2019	9,800,000	EUR	(461,540)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	06/27/2019	8,300,000	EUR	(483,383)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	BNP Paribas	Long	0.20%	Termination	08/30/2019	10,000,000	EUR	(994,208)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	Long	0.20%	Termination	05/31/2019	18,000,000	EUR	(1,170,971)

								$(3,586,354)

Ħ

Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

FORWARD CURRENCY EXCHANGE CONTRACTS
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
01/31/2019	Goldman Sachs	8,300,000	EUR	$9,535,822	9,515,129	USD	$9,515,129	$(20,693)
01/31/2019	JP Morgan Securities LLC	8,083,289	USD	8,083,289	6,900,000	EUR	7,927,370	(155,919)
01/31/2019	Goldman Sachs	71,220,880	USD	71,220,880	60,000,000	EUR	68,933,652	(2,287,228)

				$88,839,991			$86,376,151	$(2,463,840)

EUR	Euro

USD	US Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at December 31, 2018	Value at December 31, 2018	Change in Unrealized for the Period Ended December 31, 2018	Dividend Income Earned in the Period Ended December 31, 2018	Net Realized Gain (Loss) in the Period Ended December 31, 2018
DoubleLine Floating Rate Fund (Class I)	$10,415,621	$-	$(3,700,000)	674,474	$6,387,267	$(309,535)	$289,153	$(18,819)

	$10,415,621	$-	$(3,700,000)	674,474	$6,387,267	$(309,535)	$289,153	$(18,819)

DoubleLine Colony Real Estate and Income Fund

Schedule of Investments

December 31, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Mortgage Backed Obligations - 41.0%
2,774,995	Federal Home Loan Mortgage Corporation, Series 3316-FA (1 Month LIBOR USD + 0.27%, 0.27% Floor, 7.00% Cap)	2.73%		05/15/2037	2,747,452
3,516,714	Federal National Mortgage Association, Series 2011-93-GF (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.96%		04/25/2039	3,514,692

Total US Government and Agency Mortgage Backed Obligations (Cost $6,264,826)					6,262,144

US Government and Agency Obligations - 39.4%
750,000	United States Treasury Notes	0.88%		05/15/2019	745,603
750,000	United States Treasury Notes	1.25%		01/31/2020	739,231
810,000	United States Treasury Notes	1.38%		02/29/2020	798,746
1,180,000	United States Treasury Notes	1.63%		06/30/2020	1,164,211
1,250,000	United States Treasury Notes	2.63%		02/28/2023	1,256,655
1,300,000	United States Treasury Notes	2.50%	‡	03/31/2023	1,300,460

Total US Government and Agency Obligations (Cost $5,983,202)					6,004,906

Affiliated Mutual Funds - 19.4%
313,152	DoubleLine Floating Rate Fund (Class I)				2,965,553

Total Affiliated Mutual Funds (Cost $3,000,000)					2,965,553

Short Term Investments - 2.1%
108,183	First American Government Obligations Fund - Class X	2.30%	◆		108,183
108,182	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	2.28%	◆		108,182
108,183	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	2.28%	◆		108,183

Total Short Term Investments (Cost $324,548)					324,548

Total Investments - 101.9% (Cost $15,572,576)					15,557,151
Liabilities in Excess of Other Assets - (1.9)%					(291,180)

NET ASSETS - 100.0%					$15,265,971

◆	Seven-day yield as of December 31, 2018

‡	All or a portion of security has been pledged as collateral in connection with swaps.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	41.0%
US Government and Agency Obligations	39.4%
Affiliated Mutual Funds	19.4%
Short Term Investments	2.1%
Other Assets and Liabilities	(1.9)%

100.0%

EXCESS RETURN SWAPS
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation) / Value
Colony Capital Fundamental US Real Estate Index Excess Return O	Barclays Capital, Inc.	Long	0.45%	Termination	01/17/2019	600,000	$(12,617)
Colony Capital Fundamental US Real Estate Index Excess Return O	Barclays Capital, Inc.	Long	0.45%	Termination	01/09/2020	15,000,000	(485,774)

							$(498,391)

O

The Colony Capital Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of December 31, 2018, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

A summary of the DoubleLine Colony Real Estate and Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2018 is as follows:

Fund	Value at March 31, 2018	Gross Purchases	Gross Sales	Shares Held at December 31, 2018	Value at December 31, 2018	Change in Unrealized for the Period Ended December 31, 2018		Dividend Income Earned in the Period Ended December 31, 2018	Net Realized Gain (Loss) in the Period Ended December 31, 2018
DoubleLine Floating Rate Fund (Class I)	$-	$3,000,000	$-	313,152	$2,965,553		$(34,447)	$13,835	$-

	$-	$3,000,000	$-	313,152	$2,965,553		$(34,447)	$13,835	$-

Notes to Schedule of Investments

December 31, 2018 (Unaudited)

1.  ORGANIZATION

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 16 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE® and DoubleLine Colony Real Estate and Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate form N-Q filing.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, Infrastructure Income Fund, and Strategic Commodity Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—
DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—
2.  SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

(Unaudited) September 30, 2018

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

Semi-Annual Report	September 30, 2018	6

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20181:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$833,192,073	$201,916,200	$96,706	$46,712,031	$529,589,964	$40,916,248
Affiliated Mutual Funds	-	1,132,704,472	-	62,872,993	47,850,000	-
Exchange Traded Funds and Common Stocks	-	1,321,865	2,225,977	46,139,975	870,223	-
Real Estate Investment Trusts	-	-	-	9,082,772	-	-

Total Level 1	833,192,073	1,335,942,537	2,322,683	164,807,771	578,310,187	40,916,248
Level 2
US Government and Agency Mortgage Backed Obligations	22,829,116,763	1,731,848,237	-	7,392,691	304,634,019	-
Non-Agency Residential Collateralized Mortgage Obligations	11,818,360,579	883,708,389	-	14,308,368	906,895,743	-
Non-Agency Commercial Mortgage Backed Obligations	3,625,814,895	780,264,078	-	-	1,005,614,000	-
Collateralized Loan Obligations	2,503,593,638	306,519,953	-	8,276,338	908,840,345	4,775,033
US Government and Agency Obligations	2,138,870,875	2,263,878,757	-	2,128,261	369,286,781	-
Asset Backed Obligations	1,902,283,194	220,350,954	-	3,617,239	455,869,335	-
Other Short Term Investments	997,722,674	49,924,322	-	11,910,776	71,571,568	-
US Corporate Bonds	-	1,274,003,206	-	-	335,878,252	17,162,167
Foreign Corporate Bonds	-	1,023,618,059	787,972,879	-	929,259,291	-
Bank Loans	-	518,983,761	-	-	450,944,407	486,745,976
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	134,294,220	100,916,835	-	101,473,401	-
Municipal Bonds	-	9,953,820	-		-	-

Total Level 2	45,815,762,618	9,197,347,756	888,889,714	47,633,673	5,840,267,142	508,683,176
Level 3				.
Non-Agency Residential Collateralized Mortgage Obligations	296,017,708	40,555,292	-	1,017,320	1,574,798	-
Asset Backed Obligations	-	10,429,313	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	-	4,506,861	-	-	-	-

Total Level 3	296,017,708	55,491,466	-	1,017,320	1,574,798	-

Total	$46,944,972,399	$10,588,781,759	$891,212,397	$213,458,764	$6,420,152,127	$549,599,424

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$(1,140,994)	$-	$-

Total Level 1	-	-	-	(1,140,994)	-	-
Level 2
Forward Currency Exchange Contracts	-	-	-	401,798	-	-
Excess Return Swaps	-	-	-	(3,355,983)	-	-

Total Level 2	-	-	-	(2,954,185)	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$(4,095,179)	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Affiliated Mutual Funds	$199,352,043	$63,270,333	$4,664,717	$1,960,681	$30,490,892	$23,301,143
Money Market Funds	1,762,479	23,446,857	-	-	-	-
Exchange Traded Funds and Common Stock	92,450	54,246	206,997	-	-	-

Total Level 1	201,206,972	86,771,436	4,871,714	1,960,681	30,490,892	23,301,143
Level 2
Collateralized Loan Obligations	748,152,737	212,711,288	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	707,686,490	131,615,160	-	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	677,152,538	242,053,215	-	-	-	-
US Government and Agency Obligations	573,507,635	24,467,646	-	16,752,849	-	190,373,742
Foreign Corporate Bonds	445,317,152	167,069,911	151,950,945	-	-	-
US Government and Agency Mortgage Backed Obligations	416,882,606	14,280,689	-	55,898,345	-	-
Bank Loans	406,612,134	114,193,257	-	-	-	-
Asset Backed Obligations	376,705,469	60,184,684	-	-	-	-
US Corporate Bonds	265,837,743	60,056,306	-	-	-	-
Other Short Term Investments	100,799,899	-	-	4,398,947	460,958,135	-
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35,049,423	25,786,875	26,712,285	-	-	625,679,892

Total Level 2	4,753,703,826	1,052,419,031	178,663,230	77,050,141	460,958,135	816,053,634
Level 3
Non-Agency Commercial Mortgage Backed Obligations	2,944,663	1,142,716	-	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	648,285	31,545,943	-	-	-	-
Asset Backed Obligations	-	-	-	-	-	-

Total Level 3	3,592,948	32,688,659	-	-	-	-

Total	$4,958,503,746	$1,171,879,126	$183,534,944	$79,010,822	$491,449,027	$839,354,777

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$79,415	$-	$-

Total Level 1	-	-	-	79,415	-	-
Level 2
Excess Return Swaps	(451,554,003)	-	-	-	(19,640,611)	-
Forward Currency Exchange Contracts	-	-	-	-	-	-

Total Level 2	(451,554,003)	-	-	-	(19,640,611)	-
Level 3	-	-	-	-	-	-

Total	$(451,554,003)	$-	$-	$79,415	$(19,640,611)	$-

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund
Investments in Securities
Level 1
Money Market Funds	$18,298,572	$484,695	$4,508,966	$324,548
Affiliated Mutual Funds	-	-	6,387,267	2,965,553
Exchange Traded Funds and Common Stock	-	-	-	-

Total Level 1	18,298,572	484,695	10,896,233	3,290,101
Level 2
Asset Backed Obligations	241,238,553	-	6,048,395	-
US Corporate Bonds	147,157,250	70,852,550	4,654,284	-
Foreign Corporate Bonds	97,680,098	40,392,170	5,740,694	-
Commercial Paper	-	121,308,404	-	-
Other Short Term Investments	-	3,479,602	2,939,393	-
Collateralized Loan Obligations	-	-	10,604,670	-
Non-Agency Commercial Mortgage Backed Obligations	-	-	9,453,245	-
Non-Agency Residential Collateralized Mortgage Obligations	-	-	8,559,774	-
US Government and Agency Mortgage Backed Obligations	-	-	5,707,278	6,262,144
US Government and Agency Obligations	-	-	3,929,561	6,004,906
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	-	-	207,000	-

Total Level 2	486,075,901	236,032,726	57,844,294	12,267,050
Level 3
Foreign Corporate Bonds	9,980,399	-	-	-
Asset Backed Obligations	5,402,002	-	-	-

Total Level 3	15,382,401	-	-	-

Total	$519,756,874	$236,517,421	$68,740,527	$15,557,151

Other Financial Instruments
Level 1	$-	$-	$-	$-

Total Level 1	-	-	-	-
Level 2
Forward Currency Exchange Contracts	-	-	(2,463,840)	-
Excess Return Swaps	-	-	(3,586,354)	-

Total Level 2	-	-	(6,050,194)	-
Level 3	-	-	-	-

Total	$-	$-	$(6,050,194)	$-

See the Schedules of Investments for further disaggregation of investment categories.

1There were no transfers into or out of Level 1 during the period ended December 31, 2018.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2018 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$32,295,476	$150,004	$827,408	$295,979	$179,614	$(704,253)	$-	$(1,498,285)	$31,545,943	$871,721
Non-Agency Commercial Mortgage Backed Obligations	1,039,796	28,965	76,126	19,732	-	(642,080)	620,177	-	1,142,716	50,400
Asset Backed Obligations	104,160	-	35	-	-	(104,195)	-	-	-	-

Total	$33,439,432	$178,969	$903,569	$315,711	$179,614	$(1,450,528)	$620,177	$(1,498,285)	$32,688,659	$922,121

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2018	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2018 [3]
Investments in Securities
Foreign Corporate Bonds	$10,382,226	$(1,054)	$(249,912)	$(2,015)	$-	$(148,846)	$-	$-	$9,980,399	$(246,894)
Asset Backed Obligations	7,985,600	12,920	(12,602)	-	-	(2,583,916)	-	-	5,402,002	(4,333)

Total	$18,367,826	$11,866	$(262,514)	$(2,015)	$-	$(2,732,762)	$-	$-	$15,382,401	$(251,227)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$31,545,943	Market Comparables	Market Quotes	$86.62 - $111.79 ($99.29)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	1,142,716	Market Comparables	Yields	8.84% - 25.06% (17.64%)	Increase in yields would have resulted in the decrease in the fair value of the security

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2018 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$9,980,399	Market Comparables	Market Quotes	$100.25 ($100.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	5,402,002	Market Comparables	Market Quotes	$99.74 ($99.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date 2/26/2019

By (Signature and Title) /s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date 2/26/2019